UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2006

Date of reporting period: April 30, 2006

Item 1. Reports to stockholders.

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.99%	26.97%	27.81%	10.27%	10.23%	10.94%	10.57%	10.55%	11.20%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.99%	26.97%	27.81%	63.01%	62.74%	68.05%	80.62%	80.48%	86.69%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Chemicals	44.45%
Mining	20.92
Iron & Steel	9.93
Forest Products & Paper	8.16
Coal	7.90
Agriculture	4.93
Household Products & Wares	1.80
Metal Fabricate & Hardware	1.02
Energy - Alternate Sources	0.62
Biotechnology	0.12
Manufacturing	0.09
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Du Pont (E.I.) de Nemours and Co.	8.98%
Dow Chemical Co. (The)	8.67
Alcoa Inc.	6.52
Newmont Mining Corp.	5.36
Monsanto Co.	4.93
Praxair Inc.	4.04
International Paper Co.	3.94
Phelps Dodge Corp.	3.87
Peabody Energy Corp.	3.69
Weyerhaeuser Co.	3.53

TOTAL	53.53%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following sectors: chemicals, forestry and paper, industrial materials (such as steel, metals and coal) and mining. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 26.99%, while the Index returned 27.81%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Basic materials shares generally continued to benefit from healthy economic conditions during the reporting period. Global demand remained high for commodities products, such as forest products, oil, and metals, translating into gains for companies related to the production or delivery of these products.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Peabody Energy Corp. delivered the largest gains, in part due to escalating energy prices during the period. Mining companies Phelps Dodge Corp. and Newmont Mining Corp. also posted strong gains. On the negative side, chemical companies The Dow Chemical Co. and E.I. Du Pont de Nemours and Co. both posted declines for the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.59%	7.51%	8.23%	7.63%	7.60%	8.29%	6.46%	6.44%	7.16%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.59%	7.51%	8.23%	44.42%	44.21%	48.92%	44.51%	44.40%	50.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Industry	% of Net Assets
Beverages	20.72%
Cosmetics & Personal Care	20.39
Agriculture	16.68
Food	10.97
Home Builders	5.12
Apparel	4.67
Household Products & Wares	3.76
Auto Parts & Equipment	2.30
Software	1.99
Auto Manufacturers	1.83
Leisure Time	1.77
Manufacturing	1.62
Home Furnishings	1.29
Hand & Machine Tools	1.19
Other Industries	5.59
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Procter & Gamble Co.	15.91%
Altria Group Inc.	12.59
PepsiCo Inc.	8.04
Coca-Cola Co. (The)	7.63
Anheuser-Busch Companies Inc.	2.88
Colgate-Palmolive Co.	2.54
Kimberly-Clark Corp.	2.27
Archer-Daniels-Midland Co.	1.81
General Mills Inc.	1.46
Electronic Arts Inc.	1.44

TOTAL	56.57%

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market and includes companies in the following sectors: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 7.59%, while the Index returned 8.23%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Consumer goods stocks generally lagged the performance of the broader stock market during the reporting period. Consumer staples stocks, which comprised more than 70% of the Index as of April 30, 2006, generally tend to outperform during economic downturns and underperform during economic recovery. During the reporting period, shares of companies that tend to be more sensitive to the state of the economy outperformed many non-cyclical consumer staples stocks.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mixed. Food products company Archer-Daniels-Midland Co. logged triple-digit gains. Household products company Colgate-Palmolive Co. and tobacco company Altria Group Inc. both performed well, as did household products giant Procter & Gamble Co., the Fund’s largest holding. Kimberly-Clark Corp. and beverage company Anheuser-Busch Companies Inc. were the largest decliners.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.66%	10.81%	11.22%	0.76%	0.76%	1.31%	0.82%	0.82%	1.35%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.66%	10.81%	11.22%	3.88%	3.88%	6.72%	4.90%	4.91%	8.18%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Industry	% of Net Assets
Retail	46.44%
Media	25.62
Commercial Services	4.72
Lodging	4.50
Food	3.88
Internet	3.77
Pharmaceuticals	2.74
Advertising	1.95
Leisure Time	1.68
Entertainment	1.56
Airlines	1.48
Other Industries	1.62
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Wal-Mart Stores Inc.	6.57%
Home Depot Inc.	4.79
Time Warner Inc.	4.50
Walt Disney Co. (The)	3.04
Lowe’s Companies Inc.	2.50
McDonald’s Corp.	2.48
Target Corp.	2.41
Walgreen Co.	2.40
Comcast Corp. Class A	2.20
eBay Inc.	2.03

TOTAL	32.92%

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following sectors: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended April 30, 2006 (the “reporting period”), the Fund returned 10.66%, while the Index returned 11.22%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Consumer services stocks generally lagged the performance of the broader stock market during the reporting period. Consumer discretionary stocks, which comprised more than 70% of the Index as of April 30, 2006, generally outperformed stocks in the consumer staples sector, which comprised approximately 16% of the Index as of April 30, 2006. Among industry sub-sectors, food and staples retailers tended to underperform specialty retailers, media companies generally lagged, and hotels, restaurants and leisure companies generally outperformed their peers in the Index.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Home improvement retailer Lowe’s Companies Inc. and McDonald’s Corp. both performed well, as did Target Corp. and Home Depot Inc. On the negative side, discount retailer Wal-Mart Stores Inc., media giant Comcast Corp. and Walgreen Co. all declined.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.96%	21.97%	22.71%	7.76%	7.75%	8.41%	9.29%	9.29%	9.96%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.96%	21.97%	22.71%	45.31%	45.25%	49.74%	69.56%	69.55%	75.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Industry	% of Net Assets
Diversified Financial Services	34.14%
Banks	29.61
Insurance	21.28
Real Estate Investment Trusts	9.44
Savings & Loans	3.53
Commercial Services	0.67
Real Estate	0.60
Forest Products & Paper	0.36
Software	0.20
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Citigroup Inc.	8.19%
Bank of America Corp.	7.55
JP Morgan Chase & Co.	5.17
American International Group Inc.	4.82
Wells Fargo & Co.	3.72
Wachovia Corp.	3.16
Merrill Lynch & Co. Inc.	2.26
Morgan Stanley	2.04
Goldman Sachs Group Inc. (The)	1.94
American Express Co.	1.93

TOTAL	40.78%

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market and includes companies in the following sectors: banks, non-life insurance, life insurance, real estate, and general finance. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 21.96%, while the Index returned 22.71%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Financial companies generally performed well in the healthy economic environment. Investment banks benefited from solid market conditions and renewed investor interest. Consumer banks also performed positively. Lenders, however, were somewhat hindered by a slowdown in mortgage activity in the face of rising interest rates.

Among the Fund’s ten largest holdings as of April 30, 2006, all logged gains during the reporting period. Investment banks The Goldman Sachs Group Inc. and Merrill Lynch & Co. Inc. posted the strongest gains. Insurance and financial services provider American International Group Inc. and JP Morgan Chase & Co. also posted solid gains. Diversified financial services company Citigroup Inc. logged the most modest gains among the ten largest holdings.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.07%	22.26%	22.85%	4.49%	4.47%	4.72%	2.63%	2.63%	2.56%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.07%	22.26%	22.85%	24.56%	24.46%	25.94%	16.51%	16.51%	16.00%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Manufacturing	35.99%
Aerospace & Defense	13.33
Transportation	11.87
Machinery	6.74
Commercial Services	5.01
Software	4.70
Electronics	4.50
Electrical Components & Equipment	2.85
Building Materials	2.83
Environmental Control	1.93
Packaging & Containers	1.37
Engineering & Construction	1.37
Auto Manufacturers	1.01
Other Industries	6.43
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
General Electric Co.	19.71%
Boeing Co. (The)	3.23
United Technologies Corp.	3.19
3M Co.	3.18
Tyco International Ltd.	2.87
United Parcel Service Inc. Class B	2.75
Caterpillar Inc.	2.73
First Data Corp.	1.96
Emerson Electric Co.	1.88
Honeywell International Inc.	1.76

TOTAL	43.26%

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market and includes companies in the following sectors: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering and industrial transportation and support services. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 22.07%, while the Index returned 22.85%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Industrial stocks generally performed well during the reporting period, as healthy economic conditions in the U.S. and abroad translated into demand for manufacturing, construction, and transportation, as well as related commodities and machinery. The ongoing conflict in Iraq benefited defense companies, while higher energy prices created a need for newer, more fuel-efficient airplanes, benefiting aerospace manufacturers.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Machinery maker Caterpillar Inc. logged the strongest returns. Airplane manufacturer The Boeing Co. also performed well, as did Emerson Electric Co. Additionally, First Data Corp. and defense contractor United Technologies Corp. both delivered solid gains. Tyco International Ltd. was the largest decliner for the reporting period.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.21%	21.22%	21.98%	7.84%	7.82%	8.51%	8.54%	8.54%	9.21%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.21%	21.22%	21.98%	45.87%	45.70%	50.43%	61.98%	61.95%	67.86%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Diversified Financial Services	49.44%
Banks	42.95
Savings & Loans	5.13
Insurance	0.99
Commercial Services	0.98
Software	0.29
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Citigroup Inc.	11.87%
Bank of America Corp.	10.95
JP Morgan Chase & Co.	7.50
Wells Fargo & Co.	5.40
Wachovia Corp.	4.58
Merrill Lynch & Co. Inc.	3.28
Morgan Stanley	2.96
Goldman Sachs Group Inc. (The)	2.82
American Express Co.	2.79
U.S. Bancorp	2.68

TOTAL	54.83%

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following sectors: banks and general finance. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 21.21%, while the Index returned 21.98%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Financial services companies generally performed well in the healthy economic environment. Investment banks benefited from solid market conditions and renewed investor interest. Consumer banks also responded positively to the signs of economic recovery. Lenders, however, were somewhat hindered by a slowdown in mortgage activity in the face of rising interest rates.

All of the Fund’s ten largest holdings as of April 30, 2006 delivered positive returns for the reporting period. Investment banks The Goldman Sachs Group Inc. and Merrill Lynch & Co. Inc. were the strongest performers. JP Morgan Chase & Co. and Morgan Stanley also posted solid gains. Diversified financial services company Citigroup Inc. logged the most modest gains among the ten largest holdings.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. REAL ESTATE SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.42%	25.37%	25.94%	19.13%	19.10%	20.00%	19.05%	19.04%	19.82%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.42%	25.37%	25.94%	139.89%	139.67%	148.83%	179.01%	178.86%	189.57%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Industry	% of Net Assets
Real Estate Investment Trusts	91.35%
Real Estate	5.97
Forest Products & Paper	2.46
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Simon Property Group Inc.	5.80%
Equity Office Properties Trust	4.29
Equity Residential	4.14
Vornado Realty Trust	3.96
ProLogis	3.86
General Growth Properties Inc.	3.33
Archstone-Smith Trust	3.32
Boston Properties Inc.	3.20
Host Hotels & Resorts Inc.	3.11
Kimco Realty Corp.	2.60

TOTAL	37.61%

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 24.42%, while the Index returned 25.94%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Real estate securities continued to be generally strong performers for the reporting period, benefiting from strong demand in an environment of relatively low interest rates and healthy economic growth. Sound economic conditions and increasing levels of consumer and business spending translated into increased business for shopping malls, public storage facilities, and office complexes, in which REITs invest.

All of the Fund’s ten largest holdings as of April 30, 2006 were REITs, and all delivered gains for the reporting period. Archstone-Smith Trust was the strongest performer, followed by Kimco Realty Corp., Boston Properties Inc., and Equity Residential. ProLogis and Vornado Realty Trust also performed well, gaining over 25%. The most modest gains among the ten largest holdings came from Equity Office Properties Trust.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/06			Inception to 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.20%	14.24%	14.83%	10.12%	10.12%	10.78%	12.98%	12.98%	13.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/24/05). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Financial	23.94%
Consumer Non-Cyclical	20.08
Technology	15.64
Industrial	10.70
Consumer Cyclical	8.29
Communications	8.11
Energy	6.22
Basic Materials	3.99
Utilities	2.92
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Wells Fargo & Co.	5.26%
Johnson & Johnson	4.94
Microsoft Corp.	4.02
General Mills Inc.	3.60
American Express Co.	2.95
Progress Energy Inc.	2.62
Texas Instruments Inc.	2.43
Bristol-Myers Squibb Co.	2.34
3M Co.	2.28
Rockwell Collins Inc.	2.05

TOTAL	32.49%

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large-capitalization companies that KLD Research & Analytics, Inc. determines to have positive social and environmental characteristics, while maintaining risk and return characteristics similar to the Russell 1000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 14.20%, while the Index returned 14.83%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Within the Index, sector performance was mostly positive. Information technology, financial, and consumer discretionary stocks all contributed strongly to the performance of the Index. The energy sector posted the strongest nominal returns, benefiting from higher energy prices during the reporting period. Materials also performed well, but only represented approximately 4% of the Index at April 30, 2006. Health care was the only sector in the Index to decline for the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Texas Instruments Inc. was the strongest performer, followed by aerospace and defense company Rockwell Collins Inc. Consumer finance company American Express Co. and commercial bank Wells Fargo & Co. also delivered solid gains, as did industrial conglomerate 3M Co. On the negative side, health care company Johnson & Johnson was the largest decliner among the Fund’s ten largest holdings.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe its corresponding index elsewhere in this report.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.76%	29.13%	29.54%	21.68%	21.68%	22.29%	20.75%	20.77%	21.36%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.76%	29.13%	29.54%	166.72%	166.71%	173.50%	169.21%	169.39%	176.33%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Industry	% of Net Assets
Real Estate Investment Trusts	99.90%
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Simon Property Group Inc.	7.82%
Vornado Realty Trust	7.01
Equity Residential	6.52
ProLogis	6.31
Public Storage Inc.	5.26
Boston Properties Inc.	5.20
Archstone-Smith Trust	5.12
Equity Office Properties Trust	4.79
Host Hotels & Resorts Inc.	4.79
Kimco Realty Corp.	4.64

TOTAL	57.46%

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 28.76%, while the Index returned 29.54%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Real estate securities continued to be generally strong performers for the reporting period, benefiting from strong demand in an environment of relatively low interest rates and healthy economic growth. Sound economic conditions and increasing levels of consumer and business spending translated into increased business for shopping malls, public storage facilities, and office complexes, in which REITs invest.

All of the Fund’s ten largest holdings as of April 30, 2006 posted solid gains for the reporting period. Archstone-Smith Trust was the strongest performer, followed by Kimco Realty Corp. and Boston Properties Inc. Public Storage Inc. and Equity Residential also logged healthy gains. The most modest gains among the Fund’s ten largest holdings came from Equity Office Properties Trust.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Dow Jones U.S. Basic Materials Sector
Actual	$ 1,000.00	$ 1,238.50	0.61%	$ 3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,044.20	0.61	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,069.80	0.61	3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,128.90	0.61	3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Dow Jones U.S. Industrial Sector
Actual	$ 1,000.00	$ 1,176.70	0.61%	$ 3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Financial Services
Actual	1,000.00	1,148.40	0.61	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Real Estate
Actual	1,000.00	1,156.60	0.61	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
KLD Select SocialSM
Actual	1,000.00	1,085.70	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Cohen & Steers Realty Majors
Actual	1,000.00	1,170.80	0.36	1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.01	0.36	1.81

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
AGRICULTURE – 4.93%
Monsanto Co.	297,039	$24,773,053

		24,773,053
BIOTECHNOLOGY – 0.12%
Cambrex Corp.	29,796	604,263

		604,263
CHEMICALS – 44.45%
Air Products & Chemicals Inc.	231,069	15,832,848
Airgas Inc.	73,494	2,972,832
Albemarle Corp.	41,301	1,975,014
Ashland Inc.	81,098	5,337,870
Cabot Corp.	63,096	2,271,456
Chemtura Corp.	259,598	3,167,096
Cytec Industries Inc.	41,750	2,524,622
Dow Chemical Co. (The)	1,073,619	43,599,668
Du Pont (E.I.) de Nemours and Co.	1,023,390	45,131,499
Eastman Chemical Co.	90,671	4,927,969
Ecolab Inc.	205,761	7,777,766
Engelhard Corp.	133,466	5,126,429
Ferro Corp.	46,613	898,699
FMC Corp.	39,843	2,532,421
Fuller (H.B.) Co.	31,775	1,661,832
Georgia Gulf Corp.	37,808	1,121,385
Hercules Inc.[1]	111,648	1,586,518
Huntsman Corp.[1]	100,612	1,977,026
International Flavors &
Fragrances Inc.	96,817	3,420,545
Lubrizol Corp.	74,937	3,268,002
Lyondell Chemical Co.	249,183	6,005,310
MacDermid Inc.	28,224	968,083
Minerals Technologies Inc.	22,354	1,279,096
Mosaic Co. (The)[1]	140,534	2,108,010
Olin Corp.	77,451	1,591,618
OM Group Inc.[1]	31,567	904,079
PPG Industries Inc.	192,660	12,931,339
Praxair Inc.	361,718	20,303,231
Rohm & Haas Co.	159,676	8,079,606
RPM International Inc.	131,577	2,421,017
Schulman (A.) Inc.	34,057	815,325
Sensient Technologies Corp.	48,793	1,002,696
Sigma-Aldrich Corp.	64,129	4,399,891
Tronox Inc. Class B1	23,671	409,508
Valspar Corp. (The)	105,120	2,974,896
Wellman Inc.	36,240	200,407

		223,505,609
COAL – 7.90%
Arch Coal Inc.	79,642	7,565,194
CONSOL Energy Inc.	102,142	8,698,413
International Coal Group Inc.[1]	133,594	1,376,018
Massey Energy Co.	91,052	3,519,160
Peabody Energy Corp.	290,673	18,562,378

		39,721,163
ENERGY – ALTERNATE SOURCES – 0.62%
Headwaters Inc.[1,2]	46,721	1,573,563
KFx Inc.[1]	86,037	1,552,968

		3,126,531
FOREST PRODUCTS & PAPER – 8.16%
Bowater Inc.	61,663	1,681,550
Caraustar Industries Inc.[1]	31,968	316,803
International Paper Co.	545,487	19,828,452
Neenah Paper Inc.	16,807	539,337
Pope & Talbot Inc.	17,670	142,243
Wausau Paper Corp.	54,136	778,476
Weyerhaeuser Co.	251,712	17,738,145

		41,025,006
HOUSEHOLD PRODUCTS & WARES – 1.80%
Avery Dennison Corp.	108,683	6,792,687
Scotts Miracle-Gro Co. (The) Class A	50,589	2,239,069

		9,031,756
IRON & STEEL – 9.93%
AK Steel Holding Corp.[1]	114,775	1,711,295
Allegheny Technologies Inc.	96,408	6,684,931
Carpenter Technology Corp.	25,014	2,975,415
Chaparral Steel Co.[1]	25,364	1,600,976
Cleveland-Cliffs Inc.	24,035	2,057,156
Nucor Corp.	157,301	17,117,495
Oregon Steel Mills Inc.[1]	39,605	1,961,636
Reliance Steel & Aluminum Co.	34,402	3,060,058
Ryerson Inc.[2]	25,170	739,495
Steel Dynamics Inc.	53,445	3,337,106
United States Steel Corp.	127,057	8,703,404

		49,948,967

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
MANUFACTURING – 0.09%
Tredegar Corp.	28,350	$455,301

		455,301
METAL FABRICATE & HARDWARE – 1.02%
Commercial Metals Co.	65,637	3,570,653
Worthington Industries Inc.	78,805	1,556,399

		5,127,052
MINING – 20.92%
Alcoa Inc.	970,174	32,772,478
Coeur d’Alene Mines Corp.[1]	277,362	1,935,987
Freeport-McMoRan Copper & Gold Inc.	199,754	12,900,113
Meridian Gold Inc.[1]	110,374	3,587,155
Newmont Mining Corp.	461,604	26,939,209
Phelps Dodge Corp.	225,924	19,472,389
RTI International Metals Inc.[1]	25,604	1,539,824
Southern Copper Corp.[2]	40,829	4,044,112
Stillwater Mining Co.[1]	49,407	838,437
USEC Inc.	93,510	1,187,577

		105,217,281

TOTAL COMMON STOCKS (Cost: $439,430,231)		502,535,982
SHORT-TERM INVESTMENTS – 0.99%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Credit Suisse New York
5.28%, 04/23/07	$5,253	5,253
Toronto-Dominion Bank
3.94%, 07/10/06	26,264	26,264
Washington Mutual Bank
4.79%, 05/10/06	26,264	26,264
Wells Fargo Bank N.A.
4.78%, 12/05/06	42,023	42,023

		99,804
COMMERCIAL PAPER[3] – 0.23%
Amstel Funding Corp.
4.40%, 05/08/06	26,264	26,242
Amsterdam Funding Corp.
4.82%, 05/08/06	39,397	39,360
Atlantis One Funding Corp.
4.98%, 06/29/06	13,132	13,025

Security	Principal	Value
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	$34,144	$34,016
Bryant Park Funding LLC
4.78%, 05/03/06	21,012	21,006
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	39,397	39,098
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	52,529	52,480
CC USA Inc.
5.03%, 10/24/06	10,506	10,247
Charta LLC
4.96%, 06/21/06 - 06/23/06	44,649	44,327
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	165,466	165,305
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	47,276	46,926
Ebury Finance Ltd.
4.79%, 05/10/06	13,132	13,116
Edison Asset Securitization LLC
4.37%, 05/08/06	26,264	26,242
Gemini Securitization Corp.
4.96%, 06/28/06	15,759	15,633
General Electric Capital Corp.
4.96%, 06/29/06	34,144	33,866
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	44,124	43,643
Jupiter Securitization Corp.
4.97%, 06/19/06	21,012	20,869
Liberty Street Funding Corp.
4.78%, 05/10/06	52,004	51,941
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	68,698	68,501
Park Sienna LLC
4.96%, 06/20/06	13,132	13,042
Societe Generale
4.78% - 4.80%, 05/10/06	94,156	94,043
Solitaire Funding Ltd.
4.75%, 05/10/06	15,759	15,740

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Sydney Capital Corp.
4.80%, 05/09/06	$15,853	$15,836
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	131,322	131,273
Thunder Bay Funding Inc.
4.97%, 06/15/06	15,865	15,766
Tulip Funding Corp.
4.98%, 05/30/06	26,264	26,159
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	60,461	60,138

		1,137,840
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	13,132	13,132
Dorada Finance Inc.
3.93%, 07/07/06	16,284	16,284
K2 USA LLC
3.94%, 07/07/06	31,517	31,517
Marshall & Ilsley Bank
5.18%, 12/15/06	52,529	52,642
Sigma Finance Inc.
5.13%, 03/30/07	18,385	18,385
Toronto-Dominion Bank
3.81%, 06/20/06	65,661	65,662
US Bank N.A.
2.85%, 11/15/06	10,506	10,401

		208,023
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	752,335	752,335

		752,335
REPURCHASE AGREEMENTS[3] – 0.08%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $78,825 (collateralized by non-U.S. Government debt securities, value $86,742, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$78,793	78,793

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $131,376 (collateralized by non-U.S. Government debt securities, value $137,632, 4.25% to 7.63%, 8/15/08 to 10/25/35).	$131,322	$131,322
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $78,824 (collateralized by U.S. Government obligations, value $80,432, 4.50% to 5.00%, 4/1/20 to 7/1/35).	78,793	78,793
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $65,689 (collateralized by non-U.S. Government debt securities, value $68,998, 0.00% to 10.00%, 2/1/09 to 1/1/10).	65,661	65,661
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $52,551 (collateralized by non-U.S. Government debt securities, value $55,289, 5.15% to 7.03%, 6/15/06 to 4/28/17).	52,529	52,529

		407,098
TIME DEPOSITS[3] – 0.08%
Branch Banking & Trust
4.80%, 05/01/06	26,264	26,264
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	131,322	131,322
SunTrust Bank
4.88%, 05/01/06	148,405	148,405
Wachovia Bank N.A.
4.80%, 05/01/06	91,925	91,925

		397,916
VARIABLE & FLOATING RATE NOTES [3] – 0.39%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	134,474	134,495

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
American Express Bank
4.87%, 07/19/06	$13,132	$13,132
American Express Centurion Bank
4.78%, 06/29/06	21,012	21,012
American Express Credit Corp.
4.93%, 03/05/07	15,759	15,769
ASIF Global Financing
4.95%, 05/30/06[6]	99,805	99,818
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	34,144	34,144
Beta Finance Inc.
4.91%, 05/25/06[6]	36,770	36,770
BMW US Capital LLC
4.90%, 05/16/07[6]	52,529	52,529
BNP Paribas
4.89%, 05/18/07[6]	97,178	97,178
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	9,455	9,455
CC USA Inc.
4.91%, 05/25/06[6]	28,891	28,891
Commodore CDO Ltd.
4.97%, 12/12/06[6]	13,132	13,132
Cullinan Finance Corp.
5.36%, 04/25/07[6]	13,132	13,132
DEPFA Bank PLC
4.92%, 03/15/07	52,529	52,529
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	52,529	52,529
Fifth Third Bancorp.
4.93%, 01/23/07[6]	105,058	105,058
General Electric Capital Corp.
4.95%, 04/09/07	23,638	23,654
Hartford Life Global Funding Trusts
4.92%, 02/15/07	52,529	52,529
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	52,529	52,529
K2 USA LLC
5.20%, 04/02/07[6]	18,385	18,385
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	54,967	54,966
Marshall & Ilsley Bank
4.88%, 05/15/07	28,891	28,891
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	78,793	78,793
Natexis Banques Populaires
4.88%, 05/15/07[6]	39,397	39,397
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	141,828	141,833
Newcastle Ltd.
4.97%, 04/24/07[6]	18,516	18,511
Northern Rock PLC
4.87%, 05/03/07[6]	63,035	63,036
Permanent Financing PLC
4.81%, 06/12/06[6]	45,700	45,700
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	52,529	52,529
Principal Life Income
Funding Trusts
4.70%, 05/10/06	39,397	39,397
Sedna Finance Inc.
4.89%, 09/20/06[6]	15,759	15,759
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	52,529	52,529
Strips III LLC
5.00%, 07/24/06[6]	12,918	12,918
UniCredito Italiano SpA
4.84%, 06/14/06	68,287	68,285
Union Hamilton Special Funding LLC
4.97%, 09/28/06	52,529	52,529
US Bank N.A.
4.93%, 09/29/06	23,638	23,635
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	91,196	91,196
Wells Fargo & Co.
4.89%, 03/15/07	26,264	26,266
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	47,276	47,271
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	54,577	54,324
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	17,741	17,741

		1,952,176

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2006

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $4,955,192)	4,955,192

TOTAL INVESTMENTS IN SECURITIES – 100.93% (Cost: $444,385,423)	$507,491,174
Other Assets, Less Liabilities – (0.93)%	(4,676,251)

NET ASSETS – 100.00%	$502,814,923

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.89%
AGRICULTURE – 16.68%
Altria Group Inc.	593,547	$43,423,899
Archer-Daniels-Midland Co.	171,580	6,235,217
Bunge Ltd.	31,830	1,698,130
Loews Corp. - Carolina Group	22,344	1,144,907
Reynolds American Inc.	24,548	2,691,688
Universal Corp.	7,398	281,642
UST Inc.	47,319	2,078,724

		57,554,207
APPAREL – 4.67%
Carter’s Inc.[1]	5,104	343,805
Coach Inc.[1]	109,583	3,618,431
Jones Apparel Group Inc.	35,001	1,202,284
Kellwood Co.	7,762	248,694
Liz Claiborne Inc.	31,191	1,218,009
Nike Inc. Class B	52,305	4,280,641
Phillips-Van Heusen Corp.	10,491	421,738
Polo Ralph Lauren Corp.	17,408	1,057,014
Quiksilver Inc.[1]	34,697	474,308
Russell Corp.	8,139	147,316
Stride Rite Corp.	10,335	144,793
Timberland Co. Class A1	15,951	543,132
Tommy Hilfiger Corp.[1]	26,475	440,809
VF Corp.	25,581	1,565,301
Wolverine World Wide Inc.	16,273	404,221

		16,110,496
AUTO MANUFACTURERS – 1.83%
Ford Motor Co.	512,046	3,558,720
General Motors Corp.[2]	120,861	2,765,300

		6,324,020
AUTO PARTS & EQUIPMENT – 2.30%
American Axle & Manufacturing Holdings Inc.	12,526	220,583
ArvinMeritor Inc.	18,877	313,925
BorgWarner Inc.	16,410	996,579
Cooper Tire & Rubber Co.	18,115	230,061
Goodyear Tire & Rubber Co. (The)[1]	45,152	632,128
Johnson Controls Inc.	54,790	4,468,125
Lear Corp.[2]	19,406	457,593
Modine Manufacturing Co.	9,348	271,185
Superior Industries International Inc.[2]	6,198	116,646
Visteon Corp.[1]	36,609	215,261

		7,922,086
BEVERAGES – 20.72%
Anheuser-Busch Companies Inc.	222,677	9,926,941
Brown-Forman Corp. Class B	13,064	973,268
Coca-Cola Co. (The)	626,991	26,308,542
Coca-Cola Enterprises Inc.	70,825	1,383,212
Constellation Brands Inc.[1]	55,267	1,365,095
Hansen Natural Corp.[1]	4,430	573,508
Molson Coors Brewing Co. Class B	20,680	1,527,425
Pepsi Bottling Group Inc.	38,666	1,241,179
PepsiAmericas Inc.	19,007	448,945
PepsiCo Inc.	476,054	27,725,385

		71,473,500
BIOTECHNOLOGY – 0.08%
Martek Biosciences Corp.[1,2]	9,080	269,676

		269,676
COMMERCIAL SERVICES – 0.19%
Weight Watchers International Inc.	13,145	648,706

		648,706
COMPUTERS – 0.06%
Lexar Media Inc.[1]	21,472	209,137

		209,137
COSMETICS& PERSONAL CARE – 20.39%
Alberto-Culver Co.	23,851	1,072,579
Avon Products Inc.	131,369	4,283,943
Colgate-Palmolive Co.	148,473	8,777,724
Estee Lauder Companies Inc. (The)
Class A	36,423	1,352,022
Procter & Gamble Co.	942,682	54,873,519

		70,359,787
DISTRIBUTION& WHOLESALE – 0.84%
Genuine Parts Co.	50,095	2,186,647
SCP Pool Corp.	15,162	708,369

		2,895,016
ELECTRICAL COMPONENTS& EQUIPMENT – 0.27%
Energizer Holdings Inc.[1]	17,970	919,166

		919,166

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
ELECTRONICS – 0.60%
Garmin Ltd.[2]	16,535	$1,427,963
Gentex Corp.	44,844	657,413

		2,085,376
FOOD – 10.97%
Campbell Soup Co.	73,091	2,349,145
Chiquita Brands International Inc.	11,006	178,517
ConAgra Foods Inc.	148,785	3,374,444
Corn Products International Inc.	21,263	595,364
Dean Foods Co.[1]	38,590	1,528,550
Del Monte Foods Co.	57,117	665,984
Flowers Foods Inc.	16,210	455,339
General Mills Inc.	101,822	5,023,897
Hain Celestial Group Inc.[1]	10,509	282,692
Heinz (H.J.) Co.	100,320	4,164,283
Hershey Co. (The)	49,378	2,633,823
Hormel Foods Corp.	21,268	713,754
Kellogg Co.	67,014	3,103,418
Kraft Foods Inc.	70,549	2,203,951
McCormick & Co. Inc. NVS	31,586	1,100,140
Ralcorp Holdings Inc.[1]	8,455	315,202
Sara Lee Corp.	226,208	4,042,337
Smithfield Foods Inc.[1]	26,945	724,821
Smucker (J.M.) Co. (The)	16,717	656,309
Tootsie Roll Industries Inc.	6,670	195,097
TreeHouse Foods Inc.[1]	8,442	221,180
Tyson Foods Inc. Class A	67,817	990,128
Wrigley (William Jr.) Co.	36,605	1,722,997
Wrigley (William Jr.) Co. Class B	12,931	609,062

		37,850,434
HAND & MACHINE TOOLS – 1.19%
Black & Decker Corp.	23,564	2,205,826
Snap-On Inc.	15,055	624,783
Stanley Works (The)	24,382	1,273,960

		4,104,569
HEALTH CARE – PRODUCTS – 0.04%
Oakley Inc.	7,389	134,184

		134,184
HOME BUILDERS – 5.12%
Beazer Homes USA Inc.	11,239	647,704
Centex Corp.	36,735	2,042,466
Champion Enterprises Inc.[1]	21,499	328,075
Fleetwood Enterprises Inc.[1]	18,497	173,872
Horton (D.R.) Inc.	78,405	2,353,718
Hovnanian Enterprises Inc. Class A1	9,941	395,354
KB Home	21,952	1,351,585
Lennar Corp. Class A	35,160	1,931,339
Lennar Corp. Class B	3,190	162,371
M.D.C. Holdings Inc.	9,271	535,678
Meritage Homes Corp.[1]	6,398	419,581
Monaco Coach Corp.[2]	7,840	109,133
NVR Inc.[1]	1,659	1,252,545
Pulte Homes Inc.	61,097	2,281,973
Ryland Group Inc.	13,612	859,053
Standard-Pacific Corp.	19,610	621,833
Thor Industries Inc.[2]	11,248	567,799
Toll Brothers Inc.[1]	33,678	1,082,748
WCI Communities Inc.[1]	10,390	266,296
Winnebago Industries Inc.	8,938	263,224

		17,646,347
HOME FURNISHINGS – 1.29%
Ethan Allen Interiors Inc.[2]	9,016	404,728
Furniture Brands International Inc.[2]	13,618	313,214
Harman International Industries Inc.	17,587	1,547,480
La-Z-Boy Inc.[2]	14,829	227,180
Whirlpool Corp.	21,771	1,953,947

		4,446,549
HOUSEHOLD PRODUCTS & WARES – 3.76%
ACCO Brands Corp.[1]	12,098	259,865
Blyth Inc.	8,517	175,024
Church & Dwight Co. Inc.	18,249	669,191
Clorox Co. (The)	43,267	2,776,876
Fossil Inc.[1]	14,064	228,681
Kimberly-Clark Corp.	133,896	7,836,933
Spectrum Brands Inc.[1,2]	11,049	182,861
Tupperware Brands Corp.	14,830	312,913
WD-40 Co.	4,555	143,164
Yankee Candle Co. Inc. (The)	13,113	395,226

		12,980,734
HOUSEWARES – 0.63%
Newell Rubbermaid Inc.	78,824	2,161,354

		2,161,354

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
INTERNET – 0.15%
NutriSystem Inc.[1]	7,673	$520,690

		520,690
LEISURE TIME – 1.77%
Brunswick Corp.	27,776	1,089,375
Callaway Golf Co.	18,819	300,728
Harley-Davidson Inc.	78,699	4,001,057
Nautilus Inc.[2]	9,441	154,832
Polaris Industries Inc.	11,848	567,519

		6,113,511
MACHINERY – 0.14%
Briggs & Stratton Corp.	14,641	493,987

		493,987
MANUFACTURING – 1.62%
Actuant Corp. Class A	7,811	499,513
Eastman Kodak Co.[2]	82,023	2,211,340
Lancaster Colony Corp.	7,726	317,152
Leggett & Platt Inc.	54,671	1,450,422
Pentair Inc.	29,092	1,113,642

		5,592,069
OFFICE FURNISHINGS – 0.50%
Herman Miller Inc.	19,314	594,678
HNI Corp.	12,817	677,763
Interface Inc. Class A1	13,428	172,684
Steelcase Inc. Class A	14,748	276,083

		1,721,208
PHARMACEUTICALS – 0.11%
NBTY Inc.[1]	17,473	395,763

		395,763
RETAIL – 0.10%
Kenneth Cole Productions Inc. Class A	3,346	85,356
Nu Skin Enterprises Inc. Class A	14,945	246,891

		332,247
SOFTWARE – 1.99%
Activision Inc.[1]	77,946	1,106,054
Electronic Arts Inc.[1]	87,040	4,943,872
Take-Two Interactive Software Inc.[1,2]	20,306	346,217
THQ Inc.[1]	17,903	458,854

		6,854,997

Security	Shares or Principal	Value
TEXTILES – 0.93%
Cintas Corp.	41,607	$1,746,662
G&K Services Inc. Class A	5,559	227,752
Mohawk Industries Inc.[1]	15,440	1,236,744

		3,211,158
TOYS, GAMES & HOBBIES – 0.95%
Hasbro Inc.	45,853	903,763
JAKKS Pacific Inc.[1]	7,786	176,509
Marvel Entertainment Inc.[1]	20,887	407,505
Mattel Inc.	109,602	1,773,360

		3,261,137

TOTAL COMMON STOCKS (Cost: $349,322,682)		344,592,111
SHORT-TERM INVESTMENTS – 1.60%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse New York
5.28%, 04/23/07	$6,863	6,863
Toronto-Dominion Bank
3.94%, 07/10/06	34,313	34,313
Washington Mutual Bank
4.79%, 05/10/06	34,313	34,313
Wells Fargo Bank N.A.
4.78%, 12/05/06	54,900	54,900

		130,389
COMMERCIAL PAPER[3] – 0.43%
Amstel Funding Corp.
4.40%, 05/08/06	34,313	34,283
Amsterdam Funding Corp.
4.82%, 05/08/06	51,469	51,421
Atlantis One Funding Corp.
4.98%, 06/29/06	17,156	17,016
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	44,607	44,440
Bryant Park Funding LLC
4.78%, 05/03/06	27,450	27,443
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	51,469	51,079
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	68,626	68,562

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
CC USA Inc.
5.03%, 10/24/06	$13,725	$13,388
Charta LLC
4.96%, 06/21/06 - 06/23/06	58,332	57,911
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	216,170	215,956
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	61,763	61,306
Ebury Finance Ltd.
4.79%, 05/10/06	17,156	17,136
Edison Asset Securitization LLC
4.37%, 05/08/06	34,313	34,284
Gemini Securitization Corp.
4.96%, 06/28/06	20,588	20,423
General Electric Capital Corp.
4.96%, 06/29/06	44,607	44,244
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	57,645	57,018
Jupiter Securitization Corp.
4.97%, 06/19/06	27,450	27,265
Liberty Street Funding Corp.
4.78%, 05/10/06	67,939	67,858
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	89,749	89,491
Park Sienna LLC
4.96%, 06/20/06	17,156	17,038
Societe Generale
4.78% - 4.80%, 05/10/06	123,009	122,861
Solitaire Funding Ltd.
4.75%, 05/10/06	20,588	20,563
Sydney Capital Corp.
4.80%, 05/09/06	20,711	20,689
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	171,564	171,500
Thunder Bay Funding Inc.
4.97%, 06/15/06	20,726	20,598
Tulip Funding Corp.
4.98%, 05/30/06	34,313	34,175

Security	Shares or Principal	Value
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	$78,989	$78,566

		1,486,514
MEDIUM-TERM NOTES[3] – 0.08%
Bank of America N.A.
5.28%, 04/20/07	17,156	17,156
Dorada Finance Inc.
3.93%, 07/07/06	21,274	21,274
K2 USA LLC
3.94%, 07/07/06	41,175	41,175
Marshall & Ilsley Bank
5.18%, 12/15/06	68,626	68,773
Sigma Finance Inc.
5.13%, 03/30/07	24,019	24,019
Toronto-Dominion Bank
3.81%, 06/20/06	85,782	85,783
US Bank N.A.
2.85%, 11/15/06	13,725	13,588

		271,768
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	30,056	30,056

		30,056
REPURCHASE AGREEMENTS[3] – 0.15%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $102,980 (collateralized by non-U.S. Government debt securities, value $113,324, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$102,938	102,938
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $171,634 (collateralized by non-U.S. Government debt securities, value $179,808, 4.25% to 7.63%, 8/15/08 to 10/25/35).	171,564	171,564

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $102,979 (collateralized by U.S. Government obligations, value $105,079, 4.50% to 5.00%, 4/1/20 to 7/1/35).	$102,938	$102,938
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $85,818 (collateralized by non-U.S. Government debt securities, value $90,141, 0.00% to 10.00%, 2/1/09 to 1/1/10).	85,782	85,782
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $68,654 (collateralized by non-U.S. Government debt securities, value $72,232, 5.15% to 7.03%, 6/15/06 to 4/28/17).	68,626	68,626

		531,848
TIME DEPOSITS[3] – 0.15%
Branch Banking & Trust
4.80%, 05/01/06	34,313	34,313
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	171,564	171,564
SunTrust Bank
4.88%, 05/01/06	193,882	193,882
Wachovia Bank N.A.
4.80%, 05/01/06	120,095	120,095

		519,854
VARIABLE & FLOATING RATE NOTES[3] – 0.74%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	175,681	175,708
American Express Bank
4.87%, 07/19/06	17,156	17,156
American Express Centurion Bank
4.78%, 06/29/06	27,450	27,450
American Express Credit Corp.
4.93%, 03/05/07	20,588	20,602
ASIF Global Financing
4.95%, 05/30/06[6]	130,388	130,405
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	44,607	44,607
Beta Finance Inc.
4.91%, 05/25/06[6]	48,038	48,038
BMW US Capital LLC
4.90%, 05/16/07[6]	68,626	68,626
BNP Paribas
4.89%, 05/18/07[6]	126,957	126,957
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	12,353	12,353
CC USA Inc.
4.91%, 05/25/06[6]	37,744	37,744
Commodore CDO Ltd.
4.97%, 12/12/06[6]	17,156	17,156
Cullinan Finance Corp.
5.36%, 04/25/07[6]	17,156	17,156
DEPFA Bank PLC
4.92%, 03/15/07	68,626	68,626
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	68,626	68,626
Fifth Third Bancorp.
4.93%, 01/23/07[6]	137,251	137,251
General Electric Capital Corp.
4.95%, 04/09/07	30,881	30,902
Hartford Life Global Funding Trusts
4.92%, 02/15/07	68,626	68,626
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	68,626	68,626
K2 USA LLC
5.20%, 04/02/07[6]	24,019	24,019
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	71,810	71,810
Marshall & Ilsley Bank
4.88%, 05/15/07	37,744	37,744
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	102,938	102,938
Natexis Banques Populaires
4.88%, 05/15/07[6]	51,469	51,469
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	185,289	185,296

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Newcastle Ltd.
4.97%, 04/24/07[6]	$24,190	$24,183
Northern Rock PLC
4.87%, 05/03/07[6]	82,351	82,353
Permanent Financing PLC
4.81%, 06/12/06[6]	59,704	59,704
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	68,626	68,626
Principal Life Income Funding Trusts
4.70%, 05/10/06	51,469	51,469
Sedna Finance Inc.
4.89%, 09/20/06[6]	20,588	20,588
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	68,626	68,626
Strips III LLC
5.00%, 07/24/06[6]	16,876	16,876
UniCredito Italiano SpA
4.84%, 06/14/06	89,213	89,209
Union Hamilton Special Funding LLC
4.97%, 09/28/06	68,626	68,626
US Bank N.A.
4.93%, 09/29/06	30,881	30,878
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	119,142	119,142
Wells Fargo & Co.
4.89%, 03/15/07	34,313	34,315
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	61,763	61,757
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	71,302	70,970
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	23,178	23,178

		2,550,391

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,520,820)		5,520,820

TOTAL INVESTMENTS IN SECURITIES – 101.49% (Cost: $354,843,502)		350,112,931
Other Assets, Less Liabilities – (1.49)%		(5,127,366)

NET ASSETS – 100.00%		$344,985,565

NVS - Non-Voting Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.96%
ADVERTISING – 1.95%
ADVO Inc.	4,560	$129,230
Catalina Marketing Corp.	6,527	154,559
Donnelley (R.H.) Corp.[1]	7,197	403,968
Getty Images Inc.[1]	7,070	452,551
Harte-Hanks Inc.	7,789	212,640
Interpublic Group of Companies Inc.[1]	60,607	580,615
Lamar Advertising Co.[1]	12,238	672,968
Omnicom Group Inc.	26,057	2,345,391
ValueVision Media Inc. Class A1	3,625	45,312

		4,997,234
AIRLINES – 1.48%
AirTran Holdings Inc.[1]	12,396	173,296
Alaska Air Group Inc.[1]	4,736	179,779
AMR Corp.[1]	25,191	620,706
Continental Airlines Inc. Class B1	12,596	328,000
JetBlue Airways Corp.[1]	23,398	240,063
SkyWest Inc.	8,394	197,847
Southwest Airlines Co.	104,803	1,699,905
US Airways Group Inc.[1]	7,643	330,636

		3,770,232
COMMERCIAL SERVICES – 4.72%
ADESA Inc.	13,186	336,375
Apollo Group Inc. Class A1	20,447	1,117,224
ARAMARK Corp. Class B	17,252	484,954
Arbitron Inc.	4,434	158,116
Block (H & R) Inc.	43,083	983,585
Career Education Corp.[1]	14,063	518,503
Cendant Corp.	147,859	2,577,182
Chemed Corp.	3,645	198,616
Corinthian Colleges Inc.[1]	12,951	192,840
DeVry Inc.[1]	8,778	226,999
Education Management Corp.[1]	9,894	420,099
ITT Educational Services Inc.[1]	6,693	425,340
Laureate Education Inc.[1]	6,475	324,333
Live Nation Inc.[1]	8,800	167,200
McKesson Corp.	40,421	1,964,056
Pre-Paid Legal Services Inc.[2]	2,046	69,155
Rent-A-Center Inc.[1]	10,691	295,285
Service Corp. International	45,311	364,754
ServiceMaster Co. (The)	42,511	511,832
Sotheby’s Holdings Inc. Class A1	7,415	222,376
Stewart Enterprises Inc. Class A	13,449	78,004
Strayer Education Inc.	2,092	217,547
Valassis Communications Inc.[1]	6,937	203,046

		12,057,421
COMPUTERS – 0.09%
FactSet Research Systems Inc.	5,357	236,458

		236,458
DISTRIBUTION & WHOLESALE – 0.58%
CDW Corp.	9,090	541,037
Fastenal Co.	20,305	950,477

		1,491,514
ENTERTAINMENT – 1.56%
Bally Technologies Inc.[1]	7,003	125,354
DreamWorks Animation SKG Inc. Class A1	6,301	170,757
GTECH Holdings Corp.	18,170	620,687
International Game Technology Inc.	48,726	1,848,177
International Speedway Corp. Class A	4,250	209,057
Penn National Gaming Inc.[1]	8,962	364,933
Pinnacle Entertainment Inc.[1]	6,815	186,049
Scientific Games Corp. Class A1	9,682	368,787
Six Flags Inc.[1]	10,423	95,996

		3,989,797
FOOD – 3.88%
Albertson’s Inc.	50,161	1,270,578
Kroger Co.[1]	105,479	2,137,005
Performance Food Group Co.[1]	5,398	165,719
Safeway Inc.	64,564	1,622,493
SUPERVALU Inc.	19,531	566,594
Sysco Corp.	89,689	2,680,804
United Natural Foods Inc.[1]	5,379	171,967
Whole Foods Market Inc.	20,099	1,233,677
Wild Oats Markets Inc.[1,2]	3,547	60,937

		9,909,774
HOUSEHOLD PRODUCTS & WARES – 0.08%
American Greetings Corp. Class A2	8,733	196,667

		196,667

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
INTERNET – 3.77%
Amazon.com Inc.[1]	43,064	$1,516,283
aQuantive Inc.[1]	9,515	238,446
CNET Networks Inc.[1]	20,010	215,708
Digitas Inc.[1]	12,315	173,765
eBay Inc.[1]	150,892	5,192,194
Expedia Inc.[1]	39,687	740,163
IAC/InterActiveCorp[1]	35,289	1,018,793
NetFlix Inc.[1,2]	7,433	220,314
Priceline.com Inc.[1]	3,377	82,534
ValueClick Inc.[1]	14,480	243,988

		9,642,188
LEISURE TIME – 1.68%
Carnival Corp.	61,724	2,889,918
Multimedia Games Inc.[1,2]	3,902	53,809
Royal Caribbean Cruises Ltd.	19,073	797,061
Sabre Holdings Corp.	18,836	434,923
WMS Industries Inc.[1]	3,999	124,969

		4,300,680
LODGING – 4.50%
Aztar Corp.[1]	5,183	246,192
Boyd Gaming Corp.	6,704	333,993
Gaylord Entertainment Co.[1]	5,761	254,924
Harrah’s Entertainment Inc.	26,542	2,166,889
Hilton Hotels Corp.	52,131	1,404,409
Las Vegas Sands Corp.[1]	18,064	1,170,728
Marriott International Inc. Class A	27,337	1,997,515
MGM Mirage[1]	17,644	792,216
Starwood Hotels & Resorts Worldwide Inc.	31,679	1,817,741
Station Casinos Inc.	7,376	568,542
Wynn Resorts Ltd.[1]	9,985	759,958

		11,513,107
MANUFACTURING – 0.06%
Matthews International Corp. Class A	4,621	160,811

		160,811
MEDIA – 25.62%
Belo (A.H.) Corp.	13,466	246,832
Cablevision Systems Corp.	30,411	616,431
CBS Corp. Class A	2,731	69,531
CBS Corp. Class B	95,623	2,435,518
Charter Communications Inc. Class A1	61,315	72,352
Clear Channel Communications Inc.	71,317	2,034,674
Comcast Corp. Class A1	181,749	5,625,132
Comcast Corp. Class A Special[1]	115,427	3,558,614
Cox Radio Inc. Class A1	5,373	69,365
Cumulus Media Inc. Class A1	7,675	81,048
DIRECTV Group Inc. (The)[1]	132,053	2,255,465
Discovery Holding Co. Class A1	38,758	577,494
Dow Jones & Co. Inc.	6,593	243,743
EchoStar Communications Corp.[1]	30,548	943,933
Emmis Communications Corp.[1]	4,851	59,667
Entercom Communications Corp.	5,444	144,103
Gannett Co. Inc.	35,957	1,977,635
Gemstar-TV Guide International Inc.[1]	36,706	121,497
Hearst-Argyle Television Inc.	3,741	86,118
Hollinger International Inc.	6,734	53,670
Knight Ridder Inc.	9,717	602,454
Lee Enterprises Inc.	5,653	174,112
Liberty Global Inc. Class A1	33,207	687,717
Liberty Global Inc. Class C1	34,258	684,132
Liberty Media Corp. Class A1	386,831	3,230,039
McClatchy Co. (The) Class A2	2,954	133,521
McGraw-Hill Companies Inc. (The)	54,070	3,009,536
Media General Inc. Class A	2,976	122,254
Meredith Corp.	5,670	281,232
New York Times Co. Class A2	21,019	521,061
News Corp. Class A	271,544	4,659,695
News Corp. Class B	76,885	1,401,614
Radio One Inc. Class D1	10,679	76,782
Readers Digest Association Inc. (The)	14,100	194,298
Scholastic Corp.[1]	4,038	107,169
Scripps (E.W.) Co. Class A	11,745	541,210
Sinclair Broadcast Group Inc. Class A	6,627	52,022
Sirius Satellite Radio Inc.[1]	173,852	813,627
Time Warner Inc.	660,940	11,500,356
Tribune Co.	30,298	873,491
Univision Communications Inc. Class A1	34,325	1,225,059
Viacom Inc. Class A1	2,731	108,748
Viacom Inc. Class B1	95,505	3,803,964
Walt Disney Co. (The)	278,204	7,778,584

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
Washington Post Co. (The) Class B	890	$681,740
Westwood One Inc.	10,220	98,623
Wiley (John) & Sons Inc. Class A	5,992	219,547
XM Satellite Radio Holdings Inc. Class A1	32,049	648,031

		65,503,440
PHARMACEUTICALS – 2.74%
AmerisourceBergen Corp.	30,198	1,303,044
Andrx Corp.[1]	10,520	245,221
Cardinal Health Inc.	60,943	4,104,511
Omnicare Inc.	17,185	974,561
VCA Antech Inc.[1]	11,776	366,116

		6,993,453
RETAIL – 46.44%
Abercrombie & Fitch Co. Class A	12,581	764,044
Advance Auto Parts Inc.	15,821	636,321
Aeropostale Inc.[1]	8,035	246,755
American Eagle Outfitters Inc.	19,228	622,987
AnnTaylor Stores Corp.[1]	10,574	394,727
Applebee’s International Inc.	11,687	271,255
AutoNation Inc.[1]	20,913	470,961
AutoZone Inc.[1]	8,069	755,339
Barnes & Noble Inc.	7,624	343,690
Bed Bath & Beyond Inc.[1]	42,871	1,644,103
Best Buy Co. Inc.	57,357	3,249,848
Big Lots Inc.[1]	16,494	238,338
BJ’s Wholesale Club Inc.[1]	9,655	295,636
Blockbuster Inc. Class A	15,384	72,305
Bob Evans Farms Inc.	5,166	149,194
Borders Group Inc.	10,439	246,360
Brinker International Inc.	12,732	498,585
CarMax Inc.[1]	15,038	530,992
Casey’s General Store Inc.	7,138	152,682
Cato Corp. Class A	4,483	101,450
CBRL Group Inc.[2]	6,785	276,217
CEC Entertainment Inc.[1]	4,990	175,149
Charming Shoppes Inc.[1]	15,242	209,578
Cheesecake Factory (The)[1]	11,270	355,681
Chico’s FAS Inc.[1]	25,881	959,150
Children’s Place Retail Stores Inc. (The)[1]	2,608	161,122
Christopher & Banks Corp.	5,257	138,890
Circuit City Stores Inc.	26,321	756,729
Claire’s Stores Inc.	12,788	450,393
Copart Inc.[1]	9,530	255,881
Cost Plus Inc.[1]	3,052	53,715
Costco Wholesale Corp.	68,235	3,714,031
CVS Corp.	117,141	3,481,431
Darden Restaurants Inc.	19,936	789,466
Dick’s Sporting Goods Inc.[1]	4,726	199,201
Dillard’s Inc. Class A	9,997	260,722
Dollar General Corp.	42,806	747,393
Dollar Tree Stores Inc.[1]	15,794	411,750
Dress Barn Inc.[1]	6,516	164,790
Family Dollar Stores Inc.	21,187	529,675
Federated Department Stores Inc.	38,090	2,965,307
Foot Locker Inc.	22,640	524,795
Fred’s Inc.[2]	5,141	72,951
GameStop Corp. Class A1	4,638	218,914
GameStop Corp. Class B1	3,572	151,703
Gap Inc. (The)	92,470	1,672,782
Genesco Inc.[1]	3,341	138,084
Guitar Center Inc.[1]	3,762	202,245
Home Depot Inc.	306,869	12,253,279
Hot Topic Inc.[1]	6,414	95,120
IHOP Corp.	2,937	140,741
Jack in the Box Inc.[1]	5,070	211,926
Kohl’s Corp.[1]	44,468	2,483,093
Krispy Kreme Doughnuts Inc.[1,2]	8,062	68,849
Limited Brands Inc.	49,311	1,264,334
Lone Star Steakhouse & Saloon Inc.	2,550	69,513
Longs Drug Stores Corp.	4,382	207,751
Lowe’s Companies Inc.	101,397	6,393,081
McDonald’s Corp.	183,185	6,332,705
Men’s Wearhouse Inc. (The)	7,062	250,277
Michaels Stores Inc.	19,590	741,090
99 Cents Only Stores[1]	6,831	81,494
Nordstrom Inc.	33,550	1,285,972
Office Depot Inc.[1]	44,536	1,807,271
OfficeMax Inc.	9,289	359,484
O’Reilly Automotive Inc.[1]	16,183	548,280
OSI Restaurant Partners Inc.[2]	10,173	434,387
P.F. Chang’s China Bistro Inc.[1,2]	3,744	159,532
Pacific Sunwear of California Inc.[1]	10,568	246,234
Panera Bread Co. Class A1	4,051	300,503

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
Papa John’s International Inc.[1]	3,557	$118,875
Payless ShoeSource Inc.[1]	9,900	227,403
Penney (J.C.) Co. Inc.	29,574	1,935,914
Pep Boys-Manny, Moe & Jack Inc.	7,481	111,242
PETCO Animal Supplies Inc.[1]	5,830	127,677
PetSmart Inc.	20,780	574,775
Pier 1 Imports Inc.	11,405	137,658
RadioShack Corp.	19,228	326,876
Regis Corp.	6,547	229,603
Rite Aid Corp.[1]	76,815	345,668
Ross Stores Inc.	21,322	653,306
Ruby Tuesday Inc.[2]	8,447	251,467
Ryan’s Restaurant Group Inc.[1]	5,829	78,050
Saks Inc.[1]	17,508	352,611
Sears Holdings Corp.[1]	14,268	2,050,169
Sonic Corp.[1]	8,240	279,418
Sports Authority Inc. (The)[1]	3,722	138,310
Staples Inc.	105,823	2,794,785
Starbucks Corp.[1]	111,010	4,137,343
Stein Mart Inc.	3,723	58,823
Talbots Inc. (The)	3,308	78,466
Target Corp.	115,969	6,157,954
Tiffany & Co.	20,571	717,722
TJX Companies Inc.	69,543	1,678,073
Tractor Supply Co.[1]	4,863	315,074
Triarc Companies Inc. Class B	4,350	71,862
Tuesday Morning Corp.	4,430	83,949
Urban Outfitters Inc.[1]	17,025	394,980
Walgreen Co.	146,279	6,133,478
Wal-Mart Stores Inc.	373,113	16,801,278
Wendy’s International Inc.	16,734	1,033,827
Williams-Sonoma Inc.	13,470	563,989
Yum! Brands Inc.	40,966	2,117,123
Zale Corp.[1]	7,417	182,829

		118,718,810
SOFTWARE – 0.81%
Avid Technology Inc.[1]	5,966	229,989
Dun & Bradstreet Corp.[1]	9,973	768,120
NAVTEQ Corp.[1]	12,945	537,476
Pixar Inc.[1]	8,373	538,300

		2,073,885

TOTAL COMMON STOCKS (Cost: $269,676,939)		255,555,471

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.87%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Credit Suisse New York
5.28%, 04/23/07	$2,179	$2,179
Toronto-Dominion Bank
3.94%, 07/10/06	10,895	10,895
Washington Mutual Bank
4.79%, 05/10/06	10,895	10,895
Wells Fargo Bank N.A.
4.78%, 12/05/06	17,432	17,432
		41,401
COMMERCIAL PAPER[3] – 0.18%
Amstel Funding Corp.
4.40%, 05/08/06	10,895	10,885
Amsterdam Funding Corp.
4.82%, 05/08/06	16,343	16,328
Atlantis One Funding Corp.
4.98%, 06/29/06	5,448	5,403
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	14,164	14,111
Bryant Park Funding LLC
4.78%, 05/03/06	8,716	8,714
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	16,343	16,218
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	21,790	21,770
CC USA Inc.
5.03%, 10/24/06	4,358	4,251
Charta LLC
4.96%, 06/21/06 - 06/23/06	18,522	18,388
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	68,640	68,573
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	19,611	19,467
Ebury Finance Ltd.
4.79%, 05/10/06	5,448	5,441

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Edison Asset Securitization LLC
4.37%, 05/08/06	$10,895	$10,886
Gemini Securitization Corp.
4.96%, 06/28/06	6,537	6,485
General Electric Capital Corp.
4.96%, 06/29/06	14,164	14,049
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	18,304	18,105
Jupiter Securitization Corp.
4.97%, 06/19/06	8,716	8,657
Liberty Street Funding Corp.
4.78%, 05/10/06	21,573	21,547
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	28,498	28,416
Park Sienna LLC
4.96%, 06/20/06	5,448	5,410
Societe Generale
4.78% - 4.80%, 05/10/06	39,058	39,011
Solitaire Funding Ltd.
4.75%, 05/10/06	6,537	6,529
Sydney Capital Corp.
4.80%, 05/09/06	6,576	6,569
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	54,476	54,456
Thunder Bay Funding Inc.
4.97%, 06/15/06	6,581	6,540
Tulip Funding Corp.
4.98%, 05/30/06	10,895	10,852
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	25,081	24,947

		472,008
MEDIUM-TERM NOTES[3] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	5,448	5,448
Dorada Finance Inc.
3.93%, 07/07/06	6,755	6,755
K2 USA LLC
3.94%, 07/07/06	13,074	13,074

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$21,790	$21,837
Sigma Finance Inc.
5.13%, 03/30/07	7,627	7,627
Toronto-Dominion Bank
3.81%, 06/20/06	27,238	27,238
US Bank N.A.
2.85%, 11/15/06	4,358	4,315
		86,294
MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	476,393	476,393
		476,393
REPURCHASE AGREEMENTS[3] – 0.07%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $32,699 (collateralized by non-U.S. Government debt securities, value $35,983, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$32,686	32,686
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $54,498 (collateralized by non-U.S. Government debt securities, value $57,094, 4.25% to 7.63%, 8/15/08 to 10/25/35).	54,476	54,476
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $32,699 (collateralized by U.S. Government obligations, value $33,365, 4.50% to 5.00%, 4/1/20 to 7/1/35).	32,686	32,686

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $27,249 (collateralized by non-U.S. Government debt securities, value $28,622, 0.00% to 10.00%, 2/1/09 to 1/1/10).	$27,238	$27,238
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $21,799 (collateralized by non-U.S. Government debt securities, value $22,936, 5.15% to 7.03%, 6/15/06 to 4/28/17).	21,790	21,790

		168,876
TIME DEPOSITS[3] – 0.06%
Branch Banking & Trust
4.80%, 05/01/06	10,895	10,895
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	54,476	54,476
SunTrust Bank
4.88%, 05/01/06	61,563	61,563
Wachovia Bank N.A.
4.80%, 05/01/06	38,133	38,133
		165,067
VARIABLE & FLOATING RATE NOTES[3] – 0.32%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	55,783	55,793
American Express Bank
4.87%, 07/19/06	5,448	5,448
American Express Centurion Bank
4.78%, 06/29/06	8,716	8,716
American Express Credit Corp.
4.93%, 03/05/07	6,537	6,542
ASIF Global Financing
4.95%, 05/30/06[6]	41,402	41,407
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	14,164	14,164
Beta Finance Inc.
4.91%, 05/25/06[6]	15,253	15,253
BMW US Capital LLC
4.90%, 05/16/07[6]	21,790	21,790
BNP Paribas
4.89%, 05/18/07[6]	40,312	40,312
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	3,922	3,922
CC USA Inc.
4.91%, 05/25/06[6]	11,985	11,985
Commodore CDO Ltd.
4.97%, 12/12/06[6]	5,448	5,448
Cullinan Finance Corp.
5.36%, 04/25/07[6]	5,448	5,448
DEPFA Bank PLC
4.92%, 03/15/07	21,790	21,790
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	21,790	21,790
Fifth Third Bancorp.
4.93%, 01/23/07[6]	43,581	43,581
General Electric Capital Corp.
4.95%, 04/09/07	9,806	9,812
Hartford Life Global Funding Trusts
4.92%, 02/15/07	21,790	21,790
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	21,790	21,790
K2 USA LLC
5.20%, 04/02/07[6]	7,627	7,627
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	22,802	22,802
Marshall & Ilsley Bank
4.88%, 05/15/07	11,985	11,985
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	32,686	32,686
Natexis Banques Populaires
4.88%, 05/15/07[6]	16,343	16,343
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	58,834	58,836
Newcastle Ltd.
4.97%, 04/24/07[6]	7,681	7,679
Northern Rock PLC
4.87%, 05/03/07[6]	26,149	26,149

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Permanent Financing PLC
4.81%, 06/12/06[6]	$18,958	$18,958
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	21,790	21,790
Principal Life Income Funding Trusts
4.70%, 05/10/06	16,343	16,343
Sedna Finance Inc.
4.89%, 09/20/06[6]	6,537	6,537
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	21,790	21,790
Strips III LLC
5.00%, 07/24/06[6]	5,359	5,359
UniCredito Italiano SpA
4.84%, 06/14/06	28,328	28,326
Union Hamilton Special Funding LLC
4.97%, 09/28/06	21,790	21,790
US Bank N.A.
4.93%, 09/29/06	9,806	9,805
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	37,831	37,830
Wells Fargo & Co.
4.89%, 03/15/07	10,895	10,896
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	19,611	19,609
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	22,640	22,536
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	7,359	7,360

		809,817

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,219,856)		2,219,856

TOTAL INVESTMENTS IN SECURITIES – 100.83% (Cost: $271,896,795)		257,775,327
Other Assets, Less Liabilities – (0.83)%		(2,110,833)

NET ASSETS – 100.00%		$255,664,494

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
BANKS – 29.61%
AMCORE Financial Inc.	2,915	$86,401
AmSouth Bancorp	44,518	1,288,351
Associated Bancorp	16,400	554,648
BancorpSouth Inc.	9,312	238,667
Bank of America Corp.	599,159	29,910,017
Bank of Hawaii Corp.	6,919	375,771
Bank of New York Co. Inc. (The)	99,782	3,507,337
BB&T Corp.	69,693	2,992,617
Cathay General Bancorp	5,607	214,524
Chittenden Corp.	5,928	163,376
Citizens Banking Corp.	5,378	140,635
City National Corp.	5,125	373,920
Colonial BancGroup Inc. (The)	19,640	509,265
Comerica Inc.	21,165	1,203,654
Commerce Bancorp Inc.	22,422	904,503
Commerce Bancshares Inc.	8,452	441,617
Compass Bancshares Inc.	15,836	870,347
Cullen/Frost Bankers Inc.	6,649	384,844
East West Bancorp Inc.	6,764	268,328
Fifth Third Bancorp.	60,519	2,446,178
First BanCorp (Puerto Rico)	9,638	102,163
First Horizon National Corp.	15,772	669,048
First Midwest Bancorp Inc.	5,729	206,416
FirstMerit Corp.	10,017	246,318
FNB Corp. (Pennsylvania)[1]	6,684	112,157
Fremont General Corp.	8,409	187,016
Fulton Financial Corp.	21,387	351,816
Greater Bay Bancorp	6,340	175,111
Huntington Bancshares Inc.	29,943	723,123
Investors Financial Services Corp.	8,265	395,563
KeyCorp	52,206	1,995,313
M&T Bank Corp.	10,283	1,227,790
Marshall & Ilsley Corp.	24,604	1,124,895
Mellon Financial Corp.	53,614	2,017,495
Mercantile Bankshares Corp.	15,843	595,380
National City Corp.	71,878	2,652,298
North Fork Bancorp Inc.	56,876	1,713,674
Northern Trust Corp.	24,926	1,467,892
Old National Bancorp	8,931	184,336
Pacific Capital Bancorp	6,015	201,743
Park National Corp.[1]	1,501	150,550
PNC Financial Services Group	37,346	2,669,119
Popular Inc.	31,247	646,188
Provident Bankshares Corp.[1]	4,312	149,885
Regions Financial Corp.	59,257	2,163,473
Republic Bancorp Inc.	9,931	113,909
Sky Financial Group Inc.	14,130	365,260
South Financial Group Inc. (The)	9,497	257,654
State Street Corp.	42,155	2,753,565
Sterling Bancshares Inc.	5,548	91,875
SunTrust Banks Inc.	46,355	3,584,632
Susquehanna Bancshares Inc.	5,993	143,053
SVB Financial Group[1,2]	4,607	233,897
Synovus Financial Corp.	33,220	930,160
TCF Financial Corp.	16,426	441,202
TD Banknorth Inc.	15,213	451,674
Texas Regional Bancshares Inc. Class A	6,527	187,129
TrustCo Bank Corp. NY1	9,834	113,779
Trustmark Corp.	6,234	195,810
U.S. Bancorp	233,232	7,332,814
UCBH Holdings Inc.	11,504	203,506
UnionBanCal Corp.	7,119	498,971
United Bancshares Inc.	5,439	198,415
Valley National Bancorp	14,210	370,028
W Holding Co. Inc.	17,369	130,094
Wachovia Corp.	209,210	12,521,218
Webster Financial Corp.	6,936	325,645
Wells Fargo & Co.	214,648	14,744,171
Westamerica Bancorp	4,008	204,969
Whitney Holding Corp.	7,975	283,591
Wilmington Trust Corp.	8,780	388,954
Wintrust Financial Corp.	2,969	153,646
Zions Bancorporation	13,383	1,111,190

		117,334,573
COMMERCIAL SERVICES – 0.67%
Equifax Inc.	17,216	663,505
Moody’s Corp.	32,212	1,997,466

		2,660,971
DIVERSIFIED FINANCIAL SERVICES – 34.14%
Affiliated Managers Group Inc.[2]	4,298	435,387
American Express Co.	141,773	7,628,805

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
AmeriCredit Corp.[2]	16,415	$497,046
Ameriprise Financial Inc.	28,285	1,387,096
Bear Stearns Companies Inc. (The)	13,839	1,972,196
BlackRock Inc.	1,890	286,411
Capital One Financial Corp.	38,481	3,333,994
Chicago Mercantile Exchange Holdings Inc.	3,633	1,663,914
CIT Group Inc.	25,575	1,381,306
Citigroup Inc.	649,364	32,435,732
CompuCredit Corp.[2]	5,282	211,016
Countrywide Financial Corp.	76,414	3,106,993
Doral Financial Corp.	12,181	96,352
E*TRADE Financial Corp.[2]	53,682	1,335,608
Eaton Vance Corp.	16,767	477,356
Edwards (A.G.) Inc.	9,644	509,589
Federal Home Loan Mortgage Corp.	88,588	5,409,183
Federal National Mortgage Association	124,319	6,290,541
Federated Investors Inc. Class B	12,437	436,539
First Marblehead Corp. (The)[1]	4,068	195,671
Franklin Resources Inc.	21,991	2,047,802
Friedman, Billings, Ramsey Group Inc. Class A	20,482	221,410
Goldman Sachs Group Inc. (The)	48,008	7,695,202
IndyMac Bancorp Inc.	8,017	387,381
Investment Technology Group Inc.[2]	5,401	286,199
Janus Capital Group Inc.	28,971	563,776
Jefferies Group Inc.	6,535	434,251
JP Morgan Chase & Co.	451,655	20,496,104
Knight Capital Group Inc. Class A2	13,513	226,478
LaBranche & Co. Inc.[1,2]	7,222	102,047
Lazard Ltd. Class A	4,891	217,160
Legg Mason Inc.	15,864	1,879,567
Lehman Brothers Holdings Inc.	34,700	5,244,905
Merrill Lynch & Co. Inc.	117,599	8,968,100
Morgan Stanley	125,712	8,083,282
Nasdaq Stock Market Inc. (The)[2]	10,626	397,625
National Financial Partners Corp.	4,146	215,592
Nuveen Investments Inc. Class A	9,997	481,056
Piper Jaffray Companies Inc.[2]	2,597	181,530
Raymond James Financial Inc.	12,025	364,959
Rowe (T.) Price Group Inc.	16,605	1,397,975
Schwab (Charles) Corp. (The)	135,673	2,428,547
SLM Corp.	53,637	2,836,325
SWS Group Inc.	2,105	57,656
TD Ameritrade Holding Corp.	40,737	756,079
Waddell & Reed Financial Inc. Class A	9,994	235,059

		135,296,802
FOREST PRODUCTS & PAPER – 0.36%
Plum Creek Timber Co. Inc.	23,737	861,653
Potlatch Corp.	4,690	182,629
Rayonier Inc.	9,639	396,741

		1,441,023
INSURANCE – 21.28%
ACE Ltd.	40,622	2,256,146
AFLAC Inc.	64,607	3,071,417
Allstate Corp. (The)	83,267	4,703,753
Ambac Financial Group Inc.	13,471	1,109,472
American Financial Group Inc.	5,121	226,758
American International Group Inc.	292,576	19,090,584
American National Insurance Co.	2,035	242,674
AmerUs Group Co.	4,907	287,796
AON Corp.	33,822	1,417,480
Arch Capital Group Ltd.[2]	3,946	239,719
Assurant Inc.	14,922	718,793
Axis Capital Holdings Ltd.	15,504	462,329
Berkley (W.R.) Corp.	21,186	792,780
Brown & Brown Inc.	14,492	452,585
Chubb Corp.	51,294	2,643,693
Cincinnati Financial Corp.	19,837	845,850
Commerce Group Inc.	3,955	229,430
Conseco Inc.[2]	19,212	485,103
Delphi Financial Group Inc. Class A	3,763	197,144
Endurance Specialty Holdings Ltd.	7,534	233,253
Erie Indemnity Co. Class A	3,601	183,399
Everest Re Group Ltd.	7,925	721,175
Fidelity National Financial Inc.	20,617	865,502
First American Corp.	10,741	457,567
Gallagher (Arthur J.) & Co.	11,866	325,603
Genworth Financial Inc. Class A	58,092	1,928,654
Hanover Insurance Group Inc. (The)	6,884	364,164
Hartford Financial Services Group Inc. (The)	38,551	3,543,993

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
HCC Insurance Holdings Inc.	14,177	$474,788
Hilb, Rogal & Hobbs Co.	4,681	191,359
Horace Mann Educators Corp.	5,555	96,713
IPC Holdings Ltd.	6,320	168,554
Lincoln National Corp.	36,543	2,122,417
Loews Corp.	16,083	1,707,210
Markel Corp.[2]	1,184	413,512
Marsh & McLennan Companies Inc.	67,225	2,061,791
MBIA Inc.	17,336	1,033,746
Mercury General Corp.	3,403	181,618
MetLife Inc.	54,332	2,830,697
MGIC Investment Corp.	12,284	868,479
Montpelier Re Holdings Ltd.	10,700	172,805
Nationwide Financial Services Inc.	7,318	321,114
Ohio Casualty Corp.	8,052	238,742
Old Republic International Corp.	27,628	614,723
PartnerRe Ltd.	6,994	437,475
Philadelphia Consolidated Holding Corp.[2]	7,564	250,595
Phoenix Companies Inc.	13,937	211,703
Platinum Underwriters Holdings Ltd.	6,831	188,331
PMI Group Inc. (The)	11,962	552,046
Principal Financial Group Inc.	35,915	1,842,799
ProAssurance Corp.[2]	3,630	182,879
Progressive Corp. (The)	22,189	2,408,172
Protective Life Corp.	8,301	418,370
Prudential Financial Inc.	64,783	5,061,496
Radian Group Inc.	11,072	694,436
Reinsurance Group of America Inc.	4,277	205,724
RenaissanceRe Holdings Ltd.	9,205	387,070
SAFECO Corp.	15,801	820,072
Selective Insurance Group Inc.	3,590	199,819
St. Paul Travelers Companies Inc.	88,921	3,915,192
StanCorp Financial Group Inc.	6,914	341,137
Torchmark Corp.	13,263	797,239
Transatlantic Holdings Inc.	3,406	195,675
Unitrin Inc.	5,758	281,278
UNUMProvident Corp.	38,444	780,798
White Mountains Insurance Group Ltd.	1,023	533,494
Willis Group Holdings Ltd.	15,351	539,588
XL Capital Ltd. Class A	22,354	1,472,905

		84,313,377
INTERNET – 0.01%
NetBank Inc.	6,200	43,400

		43,400
REAL ESTATE – 0.60%
Brookfield Properties Corp.	14,971	480,569
CB Richard Ellis Group Inc. Class A2	7,794	685,015
Forest City Enterprises Inc. Class A	7,347	331,644
Jones Lang LaSalle Inc.	4,265	361,501
St. Joe Co. (The)	8,991	504,935

		2,363,664
REAL ESTATE INVESTMENT TRUSTS – 9.44%
Alexandria Real Estate Equities Inc.	2,863	259,388
AMB Property Corp.	10,972	548,490
American Financial Realty Trust	16,526	188,066
American Home Mortgage Investment Corp.	5,908	205,126
Annaly Mortgage Management Inc.	19,911	268,201
Apartment Investment & Management Co. Class A	12,267	548,212
Archstone-Smith Trust	27,126	1,325,919
Arden Realty Group Inc.	8,628	391,194
AvalonBay Communities Inc.	9,303	1,001,933
Boston Properties Inc.	14,418	1,272,677
Brandywine Realty Trust	11,718	331,737
BRE Properties Inc. Class A	6,457	347,903
Camden Property Trust	6,674	458,704
CapitalSource Inc.	15,526	364,861
CarrAmerica Realty Corp.	7,354	329,165
CBL & Associates Properties Inc.	7,666	306,563
Colonial Properties Trust	5,704	280,865
Corporate Office Properties Trust	5,014	208,081
Cousins Properties Inc.	5,112	160,772
Crescent Real Estate Equities Co.	12,140	242,800
Developers Diversified Realty Corp.	13,834	735,969
Duke Realty Corp.	18,421	652,103
Equity Inns Inc.	6,652	107,762
Equity Lifestyle Properties Inc.	2,732	120,181
Equity Office Properties Trust	52,128	1,683,734
Equity Residential	36,808	1,651,575
Essex Property Trust Inc.	2,973	324,354
Federal Realty Investment Trust	6,681	455,845

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
FelCor Lodging Trust Inc.	5,940	$128,601
First Industrial Realty Trust Inc.	5,695	223,472
General Growth Properties Inc.	28,617	1,343,568
Glenborough Realty Trust Inc.	4,618	96,747
Health Care Property Investors Inc.	17,555	481,358
Health Care REIT Inc.	7,335	255,258
Healthcare Realty Trust Inc.	6,084	230,401
Highwoods Properties Inc.	6,920	218,257
Home Properties Inc.	4,119	206,032
Hospitality Properties Trust	8,556	368,764
Host Hotels & Resorts Inc.	58,902	1,238,120
HRPT Properties Trust	26,762	293,847
Impac Mortgage Holdings Inc.	9,703	92,178
iStar Financial Inc.	14,189	542,871
Kilroy Realty Corp.	3,760	268,163
Kimco Realty Corp.	27,479	1,020,295
KKR Financial Corp.	10,463	226,001
LaSalle Hotel Properties	5,140	224,772
Lexington Corporate Properties Trust	6,525	140,679
Liberty Property Trust	11,322	506,093
Macerich Co. (The)	8,990	658,248
Mack-Cali Realty Corp.	7,957	359,816
Maguire Properties Inc.	4,462	151,529
Meristar Hospitality Corp.[2]	11,370	118,703
Mills Corp.	7,349	234,507
Nationwide Health Properties Inc.	8,593	184,921
New Century Financial Corp.	7,095	363,406
New Plan Excel Realty Trust Inc.	13,601	335,265
NovaStar Financial Inc.[1]	3,718	137,566
Pan Pacific Retail Properties Inc.	5,211	347,261
Pennsylvania Real Estate Investment Trust	4,349	176,395
Post Properties Inc.	5,212	227,712
ProLogis	31,080	1,560,838
Public Storage Inc.	11,319	870,205
Realty Income Corp.	10,693	242,410
Reckson Associates Realty Corp.	10,677	434,340
Redwood Trust Inc.	2,986	126,815
Regency Centers Corp.	8,768	553,173
Saxon Capital Inc.	6,397	73,757
Shurgard Storage Centers Inc. Class A	6,078	382,792
Simon Property Group Inc.	28,891	2,365,595
SL Green Realty Corp.	5,436	538,164
Taubman Centers Inc.	6,459	265,723
Thornburg Mortgage Inc.	12,783	369,557
Trizec Properties Inc.	11,991	300,015
United Dominion Realty Trust Inc.	17,575	477,864
Ventas Inc.	13,093	427,748
Vornado Realty Trust	16,852	1,611,725
Washington Real Estate Investment Trust	5,393	200,997
Weingarten Realty Investors	10,618	418,455

		37,393,159
SAVINGS & LOANS – 3.53%
Anchor BanCorp Wisconsin Inc.	2,536	74,000
Astoria Financial Corp.	12,279	384,578
Commercial Capital Bancorp Inc.	6,420	100,601
Dime Community Bancshares	4,574	64,814
Downey Financial Corp.	2,913	209,095
First Niagara Financial Group Inc.	15,354	214,956
FirstFed Financial Corp.[2]	2,113	132,887
Golden West Financial Corp.	39,365	2,829,163
Harbor Florida Bancshares Inc.[1]	2,786	104,642
Hudson City Bancorp Inc.	76,487	1,025,691
Independence Community Bank Corp.	9,791	411,222
MAF Bancorp Inc.	4,207	186,707
New York Community Bancorp Inc.	31,714	545,798
NewAlliance Bancshares Inc.	14,502	209,409
People’s Bank	7,513	246,051
PFF Bancorp Inc.	2,903	99,486
Provident Financial Services Inc.	8,738	159,468
Sovereign Bancorp Inc.	47,975	1,063,606
Washington Federal Inc.	11,161	266,971
Washington Mutual Inc.	125,806	5,668,818

		13,997,963
SOFTWARE – 0.20%
MoneyGram International Inc.	10,867	368,391
Safeguard Scientifics Inc.[2]	16,212	41,827
SEI Investments Co.	8,497	364,861

		775,079

TOTAL COMMON STOCKS (Cost: $361,698,932)		395,620,011

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.27%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$867	$867
Toronto-Dominion Bank
3.94%, 07/10/06	4,337	4,337
Washington Mutual Bank
4.79%, 05/10/06	4,337	4,337
Wells Fargo Bank N.A.
4.78%, 12/05/06	6,939	6,939

		16,480
COMMERCIAL PAPER[3] – 0.05%
Amstel Funding Corp.
4.40%, 05/08/06	4,337	4,333
Amsterdam Funding Corp.
4.82%, 05/08/06	6,506	6,499
Atlantis One Funding Corp.
4.98%, 06/29/06	2,169	2,151
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	5,638	5,616
Bryant Park Funding LLC
4.78%, 05/03/06	3,470	3,469
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	6,506	6,456
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	8,674	8,666
CC USA Inc.
5.03%, 10/24/06	1,735	1,692
Charta LLC
4.96%, 06/21/06 - 06/23/06	7,373	7,319
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	27,323	27,296
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	7,807	7,749
Ebury Finance Ltd.
4.79%, 05/10/06	2,169	2,166
Edison Asset Securitization LLC
4.37%, 05/08/06	4,337	4,333
Gemini Securitization Corp.
4.96%, 06/28/06	2,602	2,581
General Electric Capital Corp.
4.96%, 06/29/06	5,638	5,592
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	7,286	7,207
Jupiter Securitization Corp.
4.97%, 06/19/06	3,470	3,446
Liberty Street Funding Corp.
4.78%, 05/10/06	8,587	8,577
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	11,344	11,311
Park Sienna LLC
4.96%, 06/20/06	2,169	2,154
Societe Generale
4.78% - 4.80%, 05/10/06	15,548	15,529
Solitaire Funding Ltd.
4.75%, 05/10/06	2,602	2,599
Sydney Capital Corp.
4.80%, 05/09/06	2,618	2,615
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	21,685	21,677
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,620	2,603
Tulip Funding Corp.
4.98%, 05/30/06	4,337	4,320
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	9,984	9,931

		187,887
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	2,169	2,168
Dorada Finance Inc.
3.93%, 07/07/06	2,689	2,689
K2 USA LLC
3.94%, 07/07/06	5,204	5,204
Marshall & Ilsley Bank
5.18%, 12/15/06	8,674	8,693

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$3,036	$3,036
Toronto-Dominion Bank
3.81%, 06/20/06	10,843	10,843
US Bank N.A.
2.85%, 11/15/06	1,735	1,717

		34,350
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	378,245	378,245

		378,245
REPURCHASE AGREEMENTS[3] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $13,016 (collateralized by non-U.S. Government debt securities, value $14,324, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$13,011	13,011
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $21,694 (collateralized by non-U.S. Government debt securities, value $22,727, 4.25% to 7.63%, 8/15/08 to 10/25/35).	21,685	21,685
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $13,016 (collateralized by U.S. Government obligations, value $13,282, 4.50% to 5.00%, 4/1/20 to 7/1/35).	13,011	13,011
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $10,848 (collateralized by non-U.S. Government debt securities, value $11,393, 0.00% to 10.00%, 2/1/09 to 1/1/10).	10,842	10,842

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $8,678 (collateralized by non-U.S. Government debt securities, value $9,130, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$8,674	$8,674

		67,223
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	4,337	4,337
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	21,685	21,685
SunTrust Bank
4.88%, 05/01/06	24,506	24,506
Wachovia Bank N.A.
4.80%, 05/01/06	15,180	15,180

		65,708
VARIABLE & FLOATING RATE NOTES[3] – 0.08%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	22,205	22,209
American Express Bank
4.87%, 07/19/06	2,169	2,168
American Express Centurion Bank
4.78%, 06/29/06	3,470	3,470
American Express Credit Corp.
4.93%, 03/05/07	2,602	2,604
ASIF Global Financing
4.95%, 05/30/06[6]	16,481	16,483
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	5,638	5,638
Beta Finance Inc.
4.91%, 05/25/06[6]	6,072	6,072
BMW US Capital LLC
4.90%, 05/16/07[6]	8,674	8,674
BNP Paribas
4.89%, 05/18/07[6]	16,047	16,047
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	1,561	1,561

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
CC USA Inc.
4.91%, 05/25/06[6]	$4,771	$4,771
Commodore CDO Ltd.
4.97%, 12/12/06[6]	2,169	2,168
Cullinan Finance Corp.
5.36%, 04/25/07[6]	2,169	2,168
DEPFA Bank PLC
4.92%, 03/15/07	8,674	8,674
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	8,674	8,674
Fifth Third Bancorp.
4.93%, 01/23/07[6]	17,348	17,348
General Electric Capital Corp.
4.95%, 04/09/07	3,903	3,906
Hartford Life Global Funding Trusts
4.92%, 02/15/07	8,674	8,674
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	8,674	8,674
K2 USA LLC
5.20%, 04/02/07[6]	3,036	3,036
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	9,077	9,077
Marshall & Ilsley Bank
4.88%, 05/15/07	4,771	4,771
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	13,011	13,011
Natexis Banques Populaires
4.88%, 05/15/07[6]	6,506	6,506
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	23,420	23,421
Newcastle Ltd.
4.97%, 04/24/07[6]	3,058	3,057
Northern Rock PLC
4.87%, 05/03/07[6]	10,409	10,409
Permanent Financing PLC
4.81%, 06/12/06[6]	7,546	7,547
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	8,674	8,674
Principal Life Income Funding Trusts
4.70%, 05/10/06	6,506	6,506
Sedna Finance Inc.
4.89%, 09/20/06[6]	2,602	2,602
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	8,674	8,674
Strips III LLC
5.00%, 07/24/06[6]	2,133	2,133
UniCredito Italiano SpA
4.84%, 06/14/06	11,276	11,276
Union Hamilton Special Funding LLC
4.97%, 09/28/06	8,674	8,674
US Bank N.A.
4.93%, 09/29/06	3,903	3,903
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	15,059	15,059
Wells Fargo & Co.
4.89%, 03/15/07	4,337	4,337
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	7,807	7,806
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	9,012	8,971
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	2,930	2,930

		322,363

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,072,256)		1,072,256

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $362,771,188)		396,692,267
Other Assets, Less Liabilities – (0.11)%		(455,457)

NET ASSETS – 100.00%		$396,236,810

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.93%
AEROSPACE & DEFENSE – 13.33%
AAR Corp.[1]	5,223	$139,350
Alliant Techsystems Inc.[1]	5,664	453,063
Armor Holdings Inc.[1]	4,972	303,640
BE Aerospace Inc.[1]	11,114	289,297
Boeing Co. (The)	110,814	9,247,428
Curtiss-Wright Corp.	6,630	219,718
DRS Technologies Inc.	6,163	342,231
Esterline Technologies Corp.[1]	3,928	174,089
General Dynamics Corp.	51,630	3,387,961
Goodrich (B.F.) Co.	19,020	846,390
Kaman Corp.	3,275	79,582
L-3 Communications Holdings Inc.	18,475	1,509,407
Lockheed Martin Corp.	53,319	4,046,912
Northrop Grumman Corp.	50,845	3,401,531
Raytheon Co.	68,629	3,038,206
Rockwell Collins Inc.	26,557	1,519,060
United Technologies Corp.	145,300	9,126,293

		38,124,158
AUTO MANUFACTURERS – 1.01%
Navistar International Corp.[1]	9,427	248,684
Oshkosh Truck Corp.	11,208	685,930
PACCAR Inc.	26,024	1,871,906
Wabash National Corp.	4,840	87,604

		2,894,124
BUILDING MATERIALS – 2.83%
American Standard Companies Inc.	26,992	1,174,962
Eagle Materials Inc.	7,799	516,684
ElkCorp	2,920	88,914
Florida Rock Industries Inc.	7,766	484,365
Lafarge North America Inc.	4,678	399,033
Lennox International Inc.	10,337	337,296
Martin Marietta Materials Inc.	7,179	762,123
Masco Corp.	67,208	2,143,935
Simpson Manufacturing Co. Inc.	5,607	224,224
Texas Industries Inc.	3,586	203,326
USG Corp.[1]	5,185	554,639
Vulcan Materials Co.	14,174	1,204,223

		8,093,724
CHEMICALS – 0.32%
Sherwin-Williams Co. (The)	17,743	903,828

		903,828
COMMERCIAL SERVICES – 5.01%
Accenture Ltd.	87,481	2,543,073
Alliance Data Systems Corp.[1]	10,614	583,770
Banta Corp.	3,679	186,084
BearingPoint Inc.[1]	28,808	267,338
Bowne & Co. Inc.	5,230	82,163
ChoicePoint Inc.[1]	13,740	604,972
Convergys Corp.[1]	21,577	420,104
Corporate Executive Board Co. (The)	6,413	687,025
Corrections Corp. of America[1]	6,032	270,716
Deluxe Corp.	7,781	185,499
Donnelley (R.R.) & Sons Co.	33,166	1,117,363
Forrester Research Inc.[1]	1,937	47,457
FTI Consulting Inc.[1]	6,519	187,356
Hewitt Associates Inc. Class A1	8,213	238,095
Hudson Highland Group Inc.[1]	3,818	76,933
Iron Mountain Inc.[1]	18,425	720,418
Labor Ready Inc.[1]	8,118	214,559
Manpower Inc.	13,455	876,593
MPS Group Inc.[1]	15,510	247,540
Navigant Consulting Inc.[1]	7,450	157,046
NCO Group Inc.[1]	4,663	100,021
Paychex Inc.	51,800	2,092,202
PHH Corp.[1]	7,980	222,482
Quanta Services Inc.[1]	15,388	249,593
Resources Connection Inc.[1]	7,379	198,495
Robert Half International Inc.	26,614	1,124,974
Spherion Corp.[1]	9,327	98,680
TeleTech Holdings Inc.[1,2]	5,800	74,472
United Rentals Inc.[1]	10,052	358,555
Viad Corp.	3,314	108,931

		14,342,509
COMPUTERS – 0.74%
Affiliated Computer Services Inc. Class A1	18,319	1,021,467
BISYS Group Inc. (The)[1]	18,238	290,714
Ceridian Corp.[1]	22,407	542,922
National Instruments Corp.	8,088	256,147

		2,111,250

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.61%
Grainger (W.W.) Inc.	12,534	$964,115
Watsco Inc.	3,634	230,577
WESCO International Inc.[1]	7,266	544,950

		1,739,642
ELECTRIC – 0.22%
MDU Resources Group Inc.	16,936	622,398

		622,398
ELECTRICAL COMPONENTS & EQUIPMENT – 2.85%
AMETEK Inc.	10,655	524,972
Artesyn Technologies Inc.[1]	5,764	63,346
Belden CDT Inc.	6,755	211,432
C&D Technologies Inc.	4,055	32,683
Emerson Electric Co.	63,193	5,368,245
Energy Conversion Devices Inc.[1]	5,864	293,259
General Cable Corp.[1]	7,421	234,281
GrafTech International Ltd.[1]	14,753	99,730
Hubbell Inc. Class B	8,042	415,369
Littelfuse Inc.[1]	3,498	112,950
Molex Inc.	8,811	327,064
Molex Inc. Class A	12,161	390,976
Power-One Inc.[1]	11,008	77,606

		8,151,913
ELECTRONICS – 4.50%
Agilent Technologies Inc.[1]	65,874	2,530,879
Amphenol Corp. Class A	13,560	783,768
Arrow Electronics Inc.[1]	18,082	654,568
Avnet Inc.[1]	22,542	589,473
AVX Corp.	7,807	138,965
Benchmark Electronics Inc.[1]	8,776	239,585
Checkpoint Systems Inc.[1]	5,667	149,325
Coherent Inc.[1]	4,570	169,136
CTS Corp.	5,421	76,490
Dionex Corp.[1]	3,047	183,186
Electro Scientific Industries Inc.[1]	4,278	85,688
Flextronics International Ltd.[1]	87,408	992,955
FLIR Systems Inc.[1]	10,587	258,852
Jabil Circuit Inc.[1]	27,336	1,065,831
KEMET Corp.[1]	12,971	140,217
Methode Electronics Inc.	5,705	55,909
Mettler Toledo International Inc.[1]	6,467	419,062
Orbotech Ltd.[1]	4,873	123,823
Park Electrochemical Corp.	2,809	86,995
PerkinElmer Inc.	18,384	394,153
Photon Dynamics Inc.[1]	2,691	51,264
Plexus Corp.[1]	6,683	291,111
Sanmina-SCI Corp.[1]	82,396	427,635
Solectron Corp.[1]	141,117	564,468
Symbol Technologies Inc.	36,996	394,007
Taser International Inc.[1,2]	9,618	102,913
Technitrol Inc.	5,545	138,847
Tektronix Inc.	12,614	445,526
Thomas & Betts Corp.[1]	9,288	528,952
Trimble Navigation Ltd.[1]	8,164	386,810
Vishay Intertechnology Inc.[1]	26,073	407,260

		12,877,653
ENERGY – ALTERNATE SOURCES – 0.03%
FuelCell Energy Inc.[1,2]	6,608	86,763

		86,763
ENGINEERING & CONSTRUCTION – 1.37%
EMCOR Group Inc.[1]	4,743	237,387
Fluor Corp.	13,405	1,245,459
Foster Wheeler Ltd.[1]	10,252	456,829
Granite Construction Inc.	4,904	227,349
Insituform Technologies Inc. Class A1	4,002	101,971
Jacobs Engineering Group Inc.[1]	8,954	740,496
Shaw Group Inc. (The)[1,2]	11,536	353,002
URS Corp.[1]	7,684	330,950
Washington Group International Inc.	3,984	221,550

		3,914,993
ENVIRONMENTAL CONTROL – 1.93%
Allied Waste Industries Inc.[1]	32,696	462,975
Mine Safety Appliances Co.[2]	4,132	172,718
Republic Services Inc.	18,759	825,584
Stericycle Inc.[1]	6,817	448,831
Tetra Tech Inc.[1]	8,931	173,529
Waste Connections Inc.[1]	7,158	275,583
Waste Management Inc.	84,787	3,176,121

		5,535,341

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.90%
Louisiana-Pacific Corp.	16,132	$444,921
MeadWestvaco Corp.	28,466	811,566
Smurfit-Stone Container Corp.[1]	38,754	501,864
Temple-Inland Inc.	17,505	812,932

		2,571,283
HAND & MACHINE TOOLS – 0.32%
Kennametal Inc.	5,924	366,399
Lincoln Electric Holdings Inc.	6,145	336,807
Regal-Beloit Corp.	4,735	220,935

		924,141
HOLDING COMPANIES – DIVERSIFIED – 0.15%
Walter Industries Inc.[2]	6,403	424,711

		424,711
HOUSEHOLD PRODUCTS & WARES – 0.78%
Fortune Brands Inc.	22,441	1,802,012
Harland (John H.) Co.	4,219	174,878
Jarden Corp.[1]	7,318	248,812

		2,225,702
HOUSEWARES – 0.12%
Toro Co.	6,751	333,837

		333,837
INTERNET – 0.75%
CheckFree Corp.[1]	11,555	622,468
Emdeon Corp.[1]	42,837	488,770
Monster Worldwide Inc.[1]	16,635	954,849
Stamps.com Inc.[1]	3,310	93,342

		2,159,429
MACHINERY – 6.74%
AGCO Corp.[1]	13,713	324,587
Albany International Corp. Class A	4,313	168,638
Astec Industries Inc.[1]	2,275	89,521
Caterpillar Inc.	103,125	7,810,688
Cognex Corp.	6,700	178,555
Cummins Inc.	6,059	633,166
Deere & Co.	36,122	3,170,789
Flowserve Corp.[1]	8,603	494,845
Gardner Denver Inc.[1]	3,991	297,449
Graco Inc.	10,530	492,278
IDEX Corp.	7,517	381,864
JLG Industries Inc.	15,555	446,117
Joy Global Inc.	18,868	1,239,439
Manitowoc Co. Inc. (The)	9,193	455,881
Nordson Corp.	4,705	251,482
Rockwell Automation Inc.	24,605	1,782,878
Stewart & Stevenson Services Inc.	3,945	138,351
Terex Corp.[1]	7,659	662,886
Wabtec Corp.	6,908	252,349

		19,271,763
MANUFACTURING – 35.99%
Acuity Brands Inc.	6,842	282,438
AptarGroup Inc.	4,932	258,486
Brink’s Co. (The)	6,901	350,571
Carlisle Companies Inc.	4,744	400,868
Ceradyne Inc.[1]	3,811	201,983
CLARCOR Inc.	7,948	278,180
Cooper Industries Ltd.	14,171	1,295,938
Crane Co.	7,802	329,635
Danaher Corp.	39,489	2,531,640
Donaldson Co. Inc.	11,134	370,094
Dover Corp.	31,365	1,560,409
Eaton Corp.	22,784	1,746,394
ESCO Technologies Inc.[1]	3,844	194,891
General Electric Co.	1,630,295	56,391,904
Harsco Corp.	6,401	533,523
Hexcel Corp.[1]	14,148	312,529
Honeywell International Inc.	118,588	5,039,990
Illinois Tool Works Inc.	38,555	3,959,599
Ingersoll-Rand Co. Class A	50,847	2,224,556
ITT Industries Inc.	28,378	1,595,695
Jacuzzi Brands Inc.[1]	11,892	116,185
Pall Corp.	19,011	573,752
Parker Hannifin Corp.	18,439	1,494,481
Roper Industries Inc.	13,078	620,682
SPX Corp.	11,284	617,799
Teleflex Inc.	5,537	361,234
Textron Inc.	17,191	1,546,330
3M Co.	106,423	9,091,717
Trinity Industries Inc.	7,637	484,950
Tyco International Ltd.	311,106	8,197,643

		102,964,096

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.82%
Kaydon Corp.	4,290	$184,213
Mueller Industries Inc.	5,003	189,514
Precision Castparts Corp.	20,504	1,291,342
Quanex Corp.	5,677	242,749
Timken Co. (The)	12,759	445,289

		2,353,107
PACKAGING & CONTAINERS – 1.37%
Ball Corp.	14,903	595,822
Bemis Co. Inc.	16,226	510,470
Chesapeake Corp.	2,918	41,056
Crown Holdings Inc.[1]	25,468	408,252
Owens-Illinois Inc.[1]	21,335	390,004
Packaging Corp. of America	12,215	274,593
Pactiv Corp.[1]	21,880	532,559
Sealed Air Corp.	12,803	689,442
Sonoco Products Co.	15,213	476,471

		3,918,669
RETAIL – 0.13%
MSC Industrial Direct Co. Inc. Class A	7,226	374,740

		374,740
SEMICONDUCTORS – 0.03%
Veeco Instruments Inc.[1]	4,055	97,117

		97,117
SOFTWARE – 4.70%
Acxiom Corp.	11,374	294,814
Automatic Data Processing Inc.	88,569	3,904,122
eFunds Corp.[1]	7,002	180,231
Fidelity National Information Services Inc.	14,415	547,770
First Data Corp.	117,510	5,604,052
Fiserv Inc.[1]	30,149	1,359,117
Global Payments Inc.	11,965	567,500
IMS Health Inc.	36,010	978,752

		13,436,358
TELECOMMUNICATIONS – 0.40%
Aeroflex Inc.[1]	11,290	142,367
Anaren Inc.[1]	2,731	56,095
Anixter International Inc.	5,042	256,335
Black Box Corp.	2,637	123,728
CommScope Inc.[1]	8,199	270,977
Newport Corp.[1]	5,978	114,778
Powerwave Technologies Inc.[1,2]	17,004	189,595

		1,153,875
TRANSPORTATION – 11.87%
Alexander & Baldwin Inc.	6,771	337,670
Arkansas Best Corp.	3,552	152,452
Burlington Northern Santa Fe Corp.	57,466	4,570,271
CH Robinson Worldwide Inc.	26,338	1,168,090
Con-way Inc.	8,057	448,936
CSX Corp.	33,719	2,309,414
EGL Inc.[1]	4,724	220,705
Expeditors International Washington Inc.	16,434	1,406,915
FedEx Corp.	43,330	4,988,583
General Maritime Corp.	5,379	178,690
Hunt (J.B.) Transport Services Inc.	18,727	446,264
Kansas City Southern Industries Inc.[1]	11,296	274,493
Landstar System Inc.	9,021	383,302
Norfolk Southern Corp.	63,337	3,420,198
OMI Corp.	11,374	219,291
Overseas Shipholding Group Inc.	4,589	224,081
Ryder System Inc.	9,401	490,262
SCS Transportation Inc.[1]	2,313	60,763
Swift Transportation Co. Inc.[1]	7,550	226,123
Union Pacific Corp.	41,099	3,748,640
United Parcel Service Inc. Class B	97,144	7,875,464
UTi Worldwide Inc.	8,595	268,078
Werner Enterprises Inc.	8,542	163,836
YRC Worldwide Inc.[1]	8,937	375,354

		33,957,875
TRUCKING & LEASING – 0.11%
GATX Corp.	6,910	323,388

		323,388

TOTAL COMMON STOCKS (Cost: $244,921,283)		285,888,387

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.33%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$941	$941
Toronto-Dominion Bank
3.94%, 07/10/06	4,707	4,707
Washington Mutual Bank
4.79%, 05/10/06	4,707	4,707
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,532	7,532

		17,887
COMMERCIAL PAPER[3] – 0.07%
Amstel Funding Corp.
4.40%, 05/08/06	4,707	4,700
Amsterdam Funding Corp.
4.82%, 05/08/06	7,061	7,054
Atlantis One Funding Corp.
4.98%, 06/29/06	2,354	2,334
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	6,119	6,096
Bryant Park Funding LLC
4.78%, 05/03/06	3,766	3,765
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	7,061	7,007
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	9,415	9,406
CC USA Inc.
5.03%, 10/24/06	1,883	1,837
Charta LLC
4.96%, 06/21/06 - 06/23/06	8,002	7,944
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	29,656	29,627
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	8,473	8,410
Ebury Finance Ltd.
4.79%, 05/10/06	2,354	2,351
Edison Asset Securitization LLC
4.37%, 05/08/06	4,707	4,703
Gemini Securitization Corp.
4.96%, 06/28/06	2,824	2,802
General Electric Capital Corp.
4.96%, 06/29/06	6,119	6,070
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	7,908	7,822
Jupiter Securitization Corp.
4.97%, 06/19/06	3,766	3,740
Liberty Street Funding Corp.
4.78%, 05/10/06	9,320	9,309
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	12,312	12,277
Park Sienna LLC
4.96%, 06/20/06	2,354	2,337
Societe Generale
4.78% - 4.80%, 05/10/06	16,875	16,855
Solitaire Funding Ltd.
4.75%, 05/10/06	2,824	2,821
Sydney Capital Corp.
4.80%, 05/09/06	2,841	2,838
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	23,536	23,528
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,843	2,826
Tulip Funding Corp.
4.98%, 05/30/06	4,707	4,688
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	10,836	10,779

		203,926
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	2,354	2,354
Dorada Finance Inc.
3.93%, 07/07/06	2,919	2,918
K2 USA LLC
3.94%, 07/07/06	5,649	5,649
Marshall & Ilsley Bank
5.18%, 12/15/06	9,415	9,435

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$3,295	$3,295
Toronto-Dominion Bank
3.81%, 06/20/06	11,768	11,768
US Bank N.A.
2.85%, 11/15/06	1,883	1,864

		37,283
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	190,507	190,507

		190,507
REPURCHASE AGREEMENTS[3] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $14,128 (collateralized by non-U.S. Government debt securities, value $15,547, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$14,122	14,122
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $23,546 (collateralized by non-U.S. Government debt securities, value $24,667, 4.25% to 7.63%, 8/15/08 to 10/25/35).	23,536	23,536
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $14,128 (collateralized by U.S. Government obligations, value $14,415, 4.50% to 5.00%, 4/1/20 to 7/1/35).	14,122	14,122
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $11,773 (collateralized by non-U.S. Government debt securities, value $12,366, 0.00% to 10.00%, 2/1/09 to 1/1/10).	11,768	11,768

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $9,419 (collateralized by non-U.S. Government debt securities, value $9,909, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$9,415	$9,415

		72,963
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	4,707	4,707
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	23,536	23,536
SunTrust Bank
4.88%, 05/01/06	26,598	26,598
Wachovia Bank N.A.
4.80%, 05/01/06	16,475	16,475

		71,316
VARIABLE & FLOATING RATE NOTES[3] – 0.12%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	24,101	24,106
American Express Bank
4.87%, 07/19/06	2,354	2,354
American Express Centurion Bank
4.78%, 06/29/06	3,766	3,766
American Express Credit Corp.
4.93%, 03/05/07	2,824	2,826
ASIF Global Financing
4.95%, 05/30/06[6]	17,888	17,890
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	6,119	6,119
Beta Finance Inc.
4.91%, 05/25/06[6]	6,590	6,590
BMW US Capital LLC
4.90%, 05/16/07[6]	9,415	9,415
BNP Paribas
4.89%, 05/18/07[6]	17,417	17,417
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	1,695	1,694

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
CC USA Inc.
4.91%, 05/25/06[6]	$5,178	$5,178
Commodore CDO Ltd.
4.97%, 12/12/06[6]	2,354	2,354
Cullinan Finance Corp.
5.36%, 04/25/07[6]	2,354	2,354
DEPFA Bank PLC
4.92%, 03/15/07	9,415	9,415
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	9,415	9,415
Fifth Third Bancorp.
4.93%, 01/23/07[6]	18,829	18,829
General Electric Capital Corp.
4.95%, 04/09/07	4,237	4,239
Hartford Life Global Funding Trusts
4.92%, 02/15/07	9,415	9,415
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	9,415	9,415
K2 USA LLC
5.20%, 04/02/07[6]	3,295	3,295
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	9,851	9,852
Marshall & Ilsley Bank
4.88%, 05/15/07	5,178	5,178
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	14,122	14,122
Natexis Banques Populaires
4.88%, 05/15/07[6]	7,061	7,061
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	25,419	25,421
Newcastle Ltd.
4.97%, 04/24/07[6]	3,319	3,318
Northern Rock PLC
4.87%, 05/03/07[6]	11,297	11,298
Permanent Financing PLC
4.81%, 06/12/06[6]	8,191	8,191
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	9,415	9,415
Principal Life Income Funding Trusts
4.70%, 05/10/06	7,061	7,061
Sedna Finance Inc.
4.89%, 09/20/06[6]	2,824	2,824
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	9,415	9,415
Strips III LLC
5.00%, 07/24/06[6]	2,315	2,315
UniCredito Italiano SpA
4.84%, 06/14/06	12,239	12,238
Union Hamilton Special Funding LLC
4.97%, 09/28/06	9,415	9,415
US Bank N.A.
4.93%, 09/29/06	4,237	4,236
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	16,345	16,345
Wells Fargo & Co.
4.89%, 03/15/07	4,707	4,708
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	8,473	8,472
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	9,782	9,736
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	3,180	3,180

		349,887

TOTAL SHORT-TERM INVESTMENTS (Cost: $943,769)		943,769

TOTAL INVESTMENTS IN SECURITIES – 100.26% (Cost: $245,865,052)		286,832,156
Other Assets, Less Liabilities – (0.26)%		(755,975)

NET ASSETS – 100.00%		$286,076,181

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.79%
BANKS – 42.95%
AMCORE Financial Inc.	2,318	$68,706
AmSouth Bancorp	34,541	999,617
Associated Bancorp	12,662	428,229
BancorpSouth Inc.	7,341	188,150
Bank of America Corp.	463,733	23,149,551
Bank of Hawaii Corp.	5,340	290,015
Bank of New York Co. Inc. (The)	77,199	2,713,545
BB&T Corp.	53,906	2,314,724
Cathay General Bancorp	4,339	166,010
Chittenden Corp.	4,651	128,182
Citizens Banking Corp.	4,004	104,705
City National Corp.	4,043	294,977
Colonial BancGroup Inc. (The)	15,261	395,718
Comerica Inc.	16,422	933,919
Commerce Bancorp Inc.	17,236	695,300
Commerce Bancshares Inc.	6,503	339,782
Compass Bancshares Inc.	12,197	670,347
Cullen/Frost Bankers Inc.	5,179	299,761
East West Bancorp Inc.	5,263	208,783
Fifth Third Bancorp.	46,796	1,891,494
First BanCorp (Puerto Rico)	7,384	78,270
First Horizon National Corp.	12,209	517,906
First Midwest Bancorp Inc.	4,464	160,838
FirstMerit Corp.	7,711	189,613
FNB Corp. (Pennsylvania)[1]	5,212	87,457
Fremont General Corp.	6,708	149,186
Fulton Financial Corp.	16,322	268,497
Greater Bay Bancorp	4,951	136,747
Huntington Bancshares Inc.	23,224	560,860
Investors Financial Services Corp.	6,426	307,548
KeyCorp	40,383	1,543,438
M&T Bank Corp.	7,980	952,812
Marshall & Ilsley Corp.	19,059	871,377
Mellon Financial Corp.	41,471	1,560,554
Mercantile Bankshares Corp.	12,186	457,950
National City Corp.	55,714	2,055,847
North Fork Bancorp Inc.	44,009	1,325,991
Northern Trust Corp.	19,336	1,138,697
Old National Bancorp	6,912	142,664
Pacific Capital Bancorp	4,530	151,936
Park National Corp.	1,160	116,348
PNC Financial Services Group	28,947	2,068,842
Popular Inc.	24,266	501,821
Provident Bankshares Corp.	3,291	114,395
Regions Financial Corp.	45,831	1,673,290
Republic Bancorp Inc.	7,396	84,832
Sky Financial Group Inc.	10,753	277,965
South Financial Group Inc. (The)	7,382	200,274
State Street Corp.	32,603	2,129,628
Sterling Bancshares Inc.	4,448	73,659
SunTrust Banks Inc.	35,863	2,773,286
Susquehanna Bancshares Inc.	5,110	121,976
SVB Financial Group[1,2]	3,529	179,167
Synovus Financial Corp.	25,616	717,248
TCF Financial Corp.	12,845	345,017
TD Banknorth Inc.	11,672	346,542
Texas Regional Bancshares Inc. Class A	5,078	145,586
TrustCo Bank Corp. NY1	7,316	84,646
Trustmark Corp.	4,856	152,527
U.S. Bancorp	180,479	5,674,260
UCBH Holdings Inc.	9,167	162,164
UnionBanCal Corp.	5,535	387,948
United Bancshares Inc.	4,253	155,149
Valley National Bancorp	10,998	286,388
W Holding Co. Inc.	13,197	98,846
Wachovia Corp.	161,870	9,687,919
Webster Financial Corp.	5,311	249,351
Wells Fargo & Co.	166,124	11,411,058
Westamerica Bancorp	3,125	159,812
Whitney Holding Corp.	6,324	224,881
Wilmington Trust Corp.	6,674	295,658
Wintrust Financial Corp.	2,315	119,801
Zions Bancorporation	10,315	856,454

		90,816,441
COMMERCIAL SERVICES – 0.98%
Equifax Inc.	13,370	515,280
Moody’s Corp.	24,981	1,549,072

		2,064,352

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2006

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 49.44%
Affiliated Managers Group Inc.[2]	3,318	$336,113
American Express Co.	109,720	5,904,033
AmeriCredit Corp.[2]	12,736	385,646
Ameriprise Financial Inc.	21,948	1,076,330
Bear Stearns Companies Inc. (The)	10,709	1,526,140
BlackRock Inc.	1,435	217,460
Capital One Financial Corp.	29,766	2,578,926
Chicago Mercantile Exchange Holdings Inc.	2,814	1,288,812
CIT Group Inc.	19,815	1,070,208
Citigroup Inc.	502,592	25,104,470
CompuCredit Corp.[2]	3,975	158,801
Countrywide Financial Corp.	59,107	2,403,291
Doral Financial Corp.	9,218	72,914
E*TRADE Financial Corp.[2]	41,404	1,030,132
Eaton Vance Corp.	12,923	367,918
Edwards (A.G.) Inc.	7,563	399,629
Federal Home Loan Mortgage Corp.	68,580	4,187,495
Federal National Mortgage Association	96,191	4,867,265
Federated Investors Inc. Class B	9,558	335,486
First Marblehead Corp. (The)[1]	3,202	154,016
Franklin Resources Inc.	16,999	1,582,947
Goldman Sachs Group Inc. (The)	37,155	5,955,575
IndyMac Bancorp Inc.	6,261	302,532
Investment Technology Group Inc.[2]	4,134	219,061
Janus Capital Group Inc.	22,499	437,831
Jefferies Group Inc.	5,032	334,376
JP Morgan Chase & Co.	349,563	15,863,169
Knight Capital Group Inc. Class A2	10,820	181,343
LaBranche & Co. Inc.[1,2]	5,464	77,206
Lazard Ltd. Class A	3,685	163,614
Legg Mason Inc.	12,317	1,459,318
Lehman Brothers Holdings Inc.	26,854	4,058,982
Merrill Lynch & Co. Inc.	91,018	6,941,033
Morgan Stanley	97,296	6,256,133
Nasdaq Stock Market Inc. (The)[2]	8,131	304,262
National Financial Partners Corp.	3,231	168,012
Nuveen Investments Inc. Class A	7,651	368,166
Piper Jaffray Companies Inc.[2]	2,080	145,392
Raymond James Financial Inc.	9,136	277,278
Rowe (T.) Price Group Inc.	12,881	1,084,451
Schwab (Charles) Corp. (The)	105,193	1,882,955
SLM Corp.	41,486	2,193,780
SWS Group Inc.	1,768	48,425
TD Ameritrade Holding Corp.	31,303	580,984
Waddell & Reed Financial Inc. Class A	7,956	187,125

		104,539,035
INSURANCE – 0.99%
MGIC Investment Corp.	9,477	670,024
Principal Financial Group Inc.	27,786	1,425,700

		2,095,724
INTERNET – 0.01%
NetBank Inc.	4,648	32,536

		32,536
SAVINGS & LOANS – 5.13%
Anchor BanCorp Wisconsin Inc.	2,014	58,768
Astoria Financial Corp.	9,691	303,522
Commercial Capital Bancorp Inc.	5,194	81,390
Dime Community Bancshares	3,478	49,283
Downey Financial Corp.	2,191	157,270
First Niagara Financial Group Inc.	11,842	165,788
FirstFed Financial Corp.[2]	1,642	103,265
Golden West Financial Corp.	30,445	2,188,082
Harbor Florida Bancshares Inc.[1]	2,188	82,181
Hudson City Bancorp Inc.	59,358	795,991
Independence Community Bank Corp.	7,696	323,232
MAF Bancorp Inc.	3,226	143,170
New York Community Bancorp Inc.[1]	24,346	418,995
NewAlliance Bancshares Inc.	11,226	162,103
People’s Bank	5,960	195,190
PFF Bancorp Inc.	2,222	76,148
Provident Financial Services Inc.	6,750	123,187
Sovereign Bancorp Inc.	37,163	823,904
Washington Federal Inc.	8,644	206,764
Washington Mutual Inc.	97,382	4,388,033

		10,846,266
SOFTWARE – 0.29%
MoneyGram International Inc.	8,536	289,370
Safeguard Scientifics Inc.[2]	12,789	32,996
SEI Investments Co.	6,607	283,705

		606,071

TOTAL COMMON STOCKS (Cost: $193,750,363)		211,000,425

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.31%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$680	$680
Toronto-Dominion Bank
3.94%, 07/10/06	3,392	3,392
Washington Mutual Bank
4.79%, 05/10/06	3,392	3,392
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,427	5,427

		12,891
COMMERCIAL PAPER[3] – 0.07%
Amstel Funding Corp.
4.40%, 05/08/06	3,392	3,389
Amsterdam Funding Corp.
4.82%, 05/08/06	5,087	5,083
Atlantis One Funding Corp.
4.98%, 06/29/06	1,696	1,682
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	4,409	4,392
Bryant Park Funding LLC
4.78%, 05/03/06	2,713	2,713
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	5,087	5,049
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	6,783	6,777
CC USA Inc.
5.03%, 10/24/06	1,357	1,323
Charta LLC
4.96%, 06/21/06 - 06/23/06	5,766	5,724
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	21,367	21,347
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	6,105	6,060
Ebury Finance Ltd.
4.79%, 05/10/06	1,696	1,694
Edison Asset Securitization LLC
4.37%, 05/08/06	3,392	3,389
Gemini Securitization Corp.
4.96%, 06/28/06	2,035	2,019
General Electric Capital Corp.
4.96%, 06/29/06	4,409	4,373
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	5,698	5,636
Jupiter Securitization Corp.
4.97%, 06/19/06	2,713	2,695
Liberty Street Funding Corp.
4.78%, 05/10/06	6,715	6,707
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	8,871	8,846
Park Sienna LLC
4.96%, 06/20/06	1,696	1,684
Societe Generale
4.78% - 4.80%, 05/10/06	12,159	12,144
Solitaire Funding Ltd.
4.75%, 05/10/06	2,035	2,033
Sydney Capital Corp.
4.80%, 05/09/06	2,047	2,045
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	16,958	16,952
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,049	2,036
Tulip Funding Corp.
4.98%, 05/30/06	3,392	3,378
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	7,808	7,766

		146,936
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	1,696	1,696
Dorada Finance Inc.
3.93%, 07/07/06	2,103	2,103
K2 USA LLC
3.94%, 07/07/06	4,070	4,070
Marshall & Ilsley Bank
5.18%, 12/15/06	6,783	6,798

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$2,374	$2,374
Toronto-Dominion Bank
3.81%, 06/20/06	8,479	8,479
US Bank N.A.
2.85%, 11/15/06	1,357	1,343

		26,863
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	111,287	111,287

		111,287
REPURCHASE AGREEMENTS[3] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $10,179 (collateralized by non-U.S. Government debt securities, value $11,201, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$10,175	10,175
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $16,965 (collateralized by non-U.S. Government debt securities, value $17,773, 4.25% to 7.63%, 8/15/08 to 10/25/35).	16,958	16,958
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $10,179 (collateralized by U.S. Government obligations, value $10,386, 4.50% to 5.00%, 4/1/20 to 7/1/35).	10,175	10,175
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $8,483 (collateralized by non-U.S. Government debt securities, value $8,910, 0.00% to 10.00%, 2/1/09 to 1/1/10).	8,479	8,479

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 6,786 (collateralized by non-U.S. Government debt securities, value $7,140, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$6,783	$6,783

		52,570
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	3,392	3,392
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	16,958	16,958
SunTrust Bank
4.88%, 05/01/06	19,164	19,164
Wachovia Bank N.A.
4.80%, 05/01/06	11,871	11,871

		51,385
VARIABLE & FLOATING RATE NOTES[3] – 0.12%
Allstate Life Global Funding II
4.82%- 4.98%, 04/05/07 - 05/16/07[6]	17,365	17,368
American Express Bank
4.87%, 07/19/06	1,696	1,696
American Express Centurion Bank
4.78%, 06/29/06	2,713	2,713
American Express Credit Corp.
4.93%, 03/05/07	2,035	2,036
ASIF Global Financing
4.95%, 05/30/06[6]	12,888	12,890
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	4,409	4,409
Beta Finance Inc.
4.91%, 05/25/06[6]	4,748	4,748
BMW US Capital LLC
4.90%, 05/16/07[6]	6,783	6,783
BNP Paribas
4.89%, 05/18/07[6]	12,549	12,549
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	1,221	1,221

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2006

Security	Principal	Value
CC USA Inc.
4.91%, 05/25/06[6]	$3,731	$3,731
Commodore CDO Ltd.
4.97%, 12/12/06[6]	1,696	1,696
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,696	1,696
DEPFA Bank PLC
4.92%, 03/15/07	6,783	6,783
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	6,783	6,783
Fifth Third BanCorp.
4.93%, 01/23/07[6]	13,566	13,566
General Electric Capital Corp.
4.95%, 04/09/07	3,052	3,054
Hartford Life Global Funding Trusts
4.92%, 02/15/07	6,783	6,783
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	6,783	6,783
K2 USA LLC
5.20%, 04/02/07[6]	2,374	2,374
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	7,098	7,098
Marshall & Ilsley Bank
4.88%, 05/15/07	3,731	3,731
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	10,175	10,175
Natexis Banques Populaires
4.88%, 05/15/07[6]	5,087	5,087
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	18,315	18,315
Newcastle Ltd.
4.97%, 04/24/07[6]	2,391	2,390
Northern Rock PLC
4.87%, 05/03/07[6]	8,140	8,140
Permanent Financing PLC
4.81%, 06/12/06[6]	5,901	5,901
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	6,783	6,783
Principal Life Income Funding Trusts
4.70%, 05/10/06	5,087	5,087
Sedna Finance Inc.
4.89%, 09/20/06[6]	2,035	2,035
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	6,783	6,783
Strips III LLC
5.00%, 07/24/06[6]	1,668	1,668
UniCredito Italiano SpA
4.84%, 06/14/06	8,818	8,818
Union Hamilton Special Funding LLC
4.97%, 09/28/06	6,783	6,783
US Bank N.A.
4.93%, 09/29/06	3,052	3,052
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	11,776	11,776
Wells Fargo & Co.
4.89%, 03/15/07	3,392	3,392
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	6,105	6,104
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	7,048	7,015
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	2,291	2,291

		252,086

TOTAL SHORT-TERM INVESTMENTS (Cost: $654,018)		654,018

TOTAL INVESTMENTS IN SECURITIES – 100.10% (Cost: $194,404,381)		211,654,443
Other Assets, Less Liabilities – (0.10)%		(221,129)

NET ASSETS – 100.00%		$211,433,314

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%
FOREST PRODUCTS & PAPER – 2.46%
Plum Creek Timber Co. Inc.	760,585	$27,609,235
Potlatch Corp.	61,776	2,405,557
Rayonier Inc.	10,296	423,783

		30,438,575

REAL ESTATE – 5.97%
Brookfield Properties Corp.	436,839	14,022,532
CB Richard Ellis Group Inc. Class A1	240,687	21,153,980
Forest City Enterprises Inc. Class A	220,298	9,944,252
Jones Lang LaSalle Inc.	132,464	11,227,649
St. Joe Co. (The)	311,879	17,515,125

		73,863,538
REAL ESTATE INVESTMENT TRUSTS – 91.35%
Alexandria Real Estate Equities Inc.	94,379	8,550,737
AMB Property Corp.	16,048	802,240
American Home Mortgage Investment Corp.	200,049	6,945,701
Apartment Investment & Management Co. Class A	422,989	18,903,378
Archstone-Smith Trust	840,168	41,067,412
Arden Realty Group Inc.	231,356	10,489,681
AvalonBay Communities Inc.	292,587	31,511,620
Boston Properties Inc.	448,126	39,556,082
Brandywine Realty Trust	428,535	12,131,826
BRE Properties Inc. Class A	215,119	11,590,612
Camden Property Trust	221,440	15,219,571
CapitalSource Inc.	542,589	12,750,841
CarrAmerica Realty Corp.	261,458	11,702,860
CBL & Associates Properties Inc.	262,371	10,492,216
Colonial Properties Trust	201,022	9,898,323
Corporate Office Properties Trust	174,027	7,222,120
Cousins Properties Inc.	190,978	6,006,258
Crescent Real Estate Equities Co.	488,836	9,776,720
Developers Diversified Realty Corp.	440,125	23,414,650
Duke Realty Corp.	598,426	21,184,280
Equity Inns Inc.	256,747	4,159,301
Equity Lifestyle Properties Inc.	3,072	135,137
Equity Office Properties Trust	1,643,605	53,088,442
Equity Residential	1,139,657	51,136,410
Essex Property Trust Inc.	97,065	10,589,792
Federal Realty Investment Trust	211,108	14,403,899
FelCor Lodging Trust Inc.	277,922	6,017,011
First Industrial Realty Trust Inc.	216,309	8,487,965
General Growth Properties Inc.	876,740	41,162,943
Glenborough Realty Trust Inc.	226,523	4,745,657
Health Care Property Investors Inc.	578,595	15,865,075
Health Care REIT Inc.	276,240	9,613,152
Healthcare Realty Trust Inc.	225,403	8,536,012
Highwoods Properties Inc.	7,464	235,415
Home Properties Inc.	145,092	7,257,502
Hospitality Properties Trust	288,678	12,442,022
Host Hotels & Resorts Inc.	1,827,858	38,421,575
HRPT Properties Trust	1,238,474	13,598,445
Impac Mortgage Holdings Inc.	542,506	5,153,807
iStar Financial Inc.	461,296	17,649,185
Kilroy Realty Corp.	117,522	8,381,669
Kimco Realty Corp.	865,507	32,136,275
KKR Financial Corp.	335,776	7,252,762
LaSalle Hotel Properties	172,682	7,551,384
Lexington Corporate Properties Trust	294,367	6,346,553
Liberty Property Trust	336,988	15,063,364
Macerich Co. (The)	280,657	20,549,706
Mack-Cali Realty Corp.	262,702	11,879,384
Maguire Properties Inc.	186,742	6,341,758
Meristar Hospitality Corp.[1]	462,020	4,823,489
Nationwide Health Properties Inc.	340,409	7,325,602
New Century Financial Corp.	237,032	12,140,779
New Plan Excel Realty Trust Inc.	461,935	11,386,698
NovaStar Financial Inc.[2]	139,338	5,155,506
Pan Pacific Retail Properties Inc.	7,082	471,944
Pennsylvania Real Estate Investment Trust	179,508	7,280,844
Post Properties Inc.	180,222	7,873,899
ProLogis	949,657	47,691,775
Public Storage Inc.	342,736	26,349,544
Realty Income Corp.	419,099	9,500,974
Reckson Associates Realty Corp.[2]	10,644	432,998
Redwood Trust Inc.	130,911	5,559,790
Regency Centers Corp.	8,496	536,013
Shurgard Storage Centers Inc. Class A	201,940	12,718,181

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Simon Property Group Inc.	875,900	$71,718,692
SL Green Realty Corp.	170,174	16,847,226
Taubman Centers Inc.	227,253	9,349,188
Thornburg Mortgage Inc.	417,368	12,066,109
Trizec Properties Inc.	447,555	11,197,826
United Dominion Realty Trust Inc.	590,672	16,060,372
Ventas Inc.	436,985	14,276,300
Vornado Realty Trust	511,382	48,908,574
Washington Real Estate Investment Trust	211,455	7,880,928
Weingarten Realty Investors	362,762	14,296,450

		1,129,268,431

TOTAL COMMON STOCKS (Cost: $1,267,924,685)		1,233,570,544
SHORT-TERM INVESTMENTS – 0.45%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$3,157	3,157
Toronto-Dominion Bank
3.94%, 07/10/06	15,784	15,784
Washington Mutual Bank
4.79%, 05/10/06	15,784	15,784
Wells Fargo Bank N.A.
4.78%, 12/05/06	25,254	25,254

		59,979
COMMERCIAL PAPER[3] – 0.06%
Amstel Funding Corp.
4.40%, 05/08/06	15,784	15,770
Amsterdam Funding Corp.
4.82%, 05/08/06	23,676	23,654
Atlantis One Funding Corp.
4.98%, 06/29/06	7,892	7,828
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	20,519	20,442
Bryant Park Funding LLC
4.78%, 05/03/06	12,627	12,624
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	23,676	23,496

Security	Principal	Value
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	$31,568	$31,538
CC USA Inc.
5.03%, 10/24/06	6,314	6,158
Charta LLC
4.96%, 06/21/06 - 06/23/06	26,833	26,638
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	99,439	99,341
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	28,411	28,201
Ebury Finance Ltd.
4.79%, 05/10/06	7,892	7,882
Edison Asset Securitization LLC
4.37%, 05/08/06	15,784	15,770
Gemini Securitization Corp.
4.96%, 06/28/06	9,470	9,395
General Electric Capital Corp.
4.96%, 06/29/06	20,519	20,352
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	26,517	26,228
Jupiter Securitization Corp.
4.97%, 06/19/06	12,627	12,542
Liberty Street Funding Corp.
4.78%, 05/10/06	31,252	31,215
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	41,285	41,167
Park Sienna LLC
4.96%, 06/20/06	7,892	7,838
Societe Generale
4.78% - 4.80%, 05/10/06	56,584	56,516
Solitaire Funding Ltd.
4.75%, 05/10/06	9,470	9,459
Sydney Capital Corp.
4.80%, 05/09/06	9,527	9,517
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	78,920	78,890

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Thunder Bay Funding Inc.
4.97%, 06/15/06	$9,534	$9,475
Tulip Funding Corp.
4.98%, 05/30/06	15,784	15,721
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	36,335	36,140

		683,797
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	7,892	7,892
Dorada Finance Inc.
3.93%, 07/07/06	9,786	9,786
K2 USA LLC
3.94%, 07/07/06	18,941	18,941
Marshall & Ilsley Bank
5.18%, 12/15/06	31,568	31,636
Sigma Finance Inc.
5.13%, 03/30/07	11,049	11,049
Toronto-Dominion Bank
3.81%, 06/20/06	39,460	39,460
US Bank N.A.
2.85%, 11/15/06	6,314	6,251

		125,015
MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	2,999,751	2,999,751

		2,999,751
REPURCHASE AGREEMENTS[3] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $47,371 (collateralized by non-U.S. Government debt securities, value $52,129, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$47,352	47,352

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $78,952 (collateralized by non-U.S. Government debt securities, value $82,712, 4.25% to 7.63%, 8/15/08 to 10/25/35).	$78,920	$78,920
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $47,371 (collateralized by U.S. Government obligations, value $48,336, 4.50% to 5.00%, 4/1/20 to 7/1/35).	47,352	47,352
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $39,477 (collateralized by non-U.S. Government debt securities, value $41,465, 0.00% to 10.00%, 2/1/09 to 1/1/10).	39,460	39,460
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 31,581 (collateralized by non-U.S. Government debt securities, value $33,277, 5.15% to 7.03%, 6/15/06 to 4/28/17).	31,568	31,568

		244,652
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	15,784	15,784
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	78,920	78,920
SunTrust Bank
4.88%, 05/01/06	89,186	89,186
Wachovia Bank N.A.
4.80%, 05/01/06	55,244	55,244

		239,134

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 0.10%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	$80,814	$80,825
American Express Bank
4.87%, 07/19/06	7,892	7,892
American Express Centurion Bank
4.78%, 06/29/06	12,627	12,627
American Express Credit Corp.
4.93%, 03/05/07	9,470	9,477
ASIF Global Financing
4.95%, 05/30/06[6]	59,979	59,987
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	20,519	20,519
Beta Finance Inc.
4.91%, 05/25/06[6]	22,097	22,097
BMW US Capital LLC
4.90%, 05/16/07[6]	31,568	31,568
BNP Paribas
4.89%, 05/18/07[6]	58,400	58,400
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	5,682	5,682
CC USA Inc.
4.91%, 05/25/06[6]	17,362	17,362
Commodore CDO Ltd.
4.97%, 12/12/06[6]	7,892	7,892
Cullinan Finance Corp.
5.36%, 04/25/07[6]	7,892	7,892
DEPFA Bank PLC
4.92%, 03/15/07	31,568	31,568
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	31,568	31,568
Fifth Third BanCorp.
4.93%, 01/23/07[6]	63,136	63,136
General Electric Capital Corp.
4.95%, 04/09/07	14,206	14,215
Hartford Life Global Funding Trusts
4.92%, 02/15/07	31,568	31,568
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	31,568	31,568
K2 USA LLC
5.20%, 04/02/07[6]	11,049	11,049
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	33,033	33,033
Marshall & Ilsley Bank
4.88%, 05/15/07	17,362	17,362
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	47,352	47,352
Natexis Banques Populaires
4.88%, 05/15/07[6]	23,676	23,676
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	85,233	85,236
Newcastle Ltd.
4.97%, 04/24/07[6]	11,128	11,124
Northern Rock PLC
4.87%, 05/03/07[6]	37,881	37,882
Permanent Financing PLC
4.81%, 06/12/06[6]	27,464	27,464
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	31,568	31,568
Principal Life Income Funding Trusts
4.70%, 05/10/06	23,676	23,676
Sedna Finance Inc.
4.89%, 09/20/06[6]	9,470	9,470
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	31,568	31,568
Strips III LLC
5.00%, 07/24/06[6]	7,763	7,763
UniCredito Italiano SpA
4.84%, 06/14/06	41,038	41,036
Union Hamilton Special Funding LLC
4.97%, 09/28/06	31,568	31,568
US Bank N.A.
4.93%, 09/29/06	14,206	14,204
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	54,805	54,805
Wells Fargo & Co.
4.89%, 03/15/07	15,784	15,785

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	$28,411	$28,409
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	32,799	32,646
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	10,662	10,662

		1,173,181

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,525,509)		5,525,509

TOTAL INVESTMENTS IN SECURITIES – 100.23% (Cost: $1,273,450,194)		1,239,096,053
Other Assets, Less Liabilities – (0.23)%		(2,838,323)

NET ASSETS – 100.00%		$1,236,257,730

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.89%
AEROSPACE & DEFENSE – 2.78%
Boeing Co. (The)	9,583	$799,701
Raytheon Co.	2,878	127,409
Rockwell Collins Inc.	46,608	2,665,978
United Technologies Corp.	251	15,765

		3,608,853
AIRLINES – 0.45%
Southwest Airlines Co.	35,789	580,498

		580,498
APPAREL – 2.25%
Nike Inc. Class B	27,500	2,250,600
Timberland Co. Class A1	19,833	675,314

		2,925,914
AUTO PARTS & EQUIPMENT – 0.83%
Johnson Controls Inc.	13,177	1,074,584

		1,074,584
BANKS – 10.64%
Bank of America Corp.	318	15,875
Bank of Hawaii Corp.	1,094	59,415
Comerica Inc.	3,535	201,035
First Horizon National Corp.	29,489	1,250,923
Northern Trust Corp.	8,743	514,875
Regions Financial Corp.	4,897	178,789
State Street Corp.	10,055	656,793
Synovus Financial Corp.	74,923	2,097,844
TD Banknorth Inc.	55,150	1,637,403
Wachovia Corp.	6,473	387,409
Wells Fargo & Co.	99,505	6,834,998

		13,835,359
BEVERAGES – 1.43%
Coca-Cola Enterprises Inc.	482	9,413
Molson Coors Brewing Co. Class B	12,158	897,990
PepsiCo Inc.	16,375	953,680

		1,861,083
BIOTECHNOLOGY – 0.85%
Genentech Inc.[1]	10,217	814,397
Genzyme Corp.[1]	4,421	270,388
Nektar Therapeutics[1]	702	15,100

		1,099,885
BUILDING MATERIALS – 0.02%
Florida Rock Industries Inc.	356	22,204

		22,204
CHEMICALS – 3.17%
Ecolab Inc.	59,449	2,247,172
Lubrizol Corp.	5,659	246,789
Praxair Inc.	18,524	1,039,752
Rohm & Haas Co.	11,499	581,849

		4,115,562
COMMERCIAL SERVICES – 0.03%
BearingPoint Inc.[1]	1,073	9,957
Convergys Corp.[1]	859	16,725
ServiceMaster Co. (The)	1,159	13,954

		40,636
COMPUTERS – 3.90%
Apple Computer Inc.[1]	6,957	489,703
Cognizant Technology Solutions Corp.[1]	241	15,330
Electronic Data Systems Corp.	6,809	184,388
EMC Corp.[1]	1,027	13,875
Hewlett-Packard Co.	51,238	1,663,698
International Business Machines Corp.	30,467	2,508,653
Maxtor Corp.[1]	1,225	11,858
National Instruments Corp.	1,032	32,683
Network Appliance Inc.[1]	327	12,122
Sun Microsystems Inc.[1]	28,389	141,945

		5,074,255
COSMETICS & PERSONAL CARE – 1.78%
Avon Products Inc.	7,611	248,195
Procter & Gamble Co.	35,415	2,061,507

		2,309,702
DISTRIBUTION & WHOLESALE – 0.16%
Fastenal Co.	4,401	206,011

		206,011
DIVERSIFIED FINANCIAL SERVICES – 6.73%
American Express Co.	71,220	3,832,348
Chicago Mercantile Exchange Holdings Inc.	512	234,496
Doral Financial Corp.	1,388	10,979
Federal Home Loan Mortgage Corp.	36,160	2,207,930
Federal National Mortgage Association	29,190	1,477,014

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2006

Security	Shares	Value
Nuveen Investments Inc. Class A	269	$12,944
Schwab (Charles) Corp. (The)	12,081	216,250
SLM Corp.	11,700	618,696
Student Loan Corp.	670	139,527

		8,750,184
ELECTRIC – 2.92%
Northeast Utilities	1,273	25,651
Pinnacle West Capital Corp.	279	11,188
Progress Energy Inc.	79,484	3,401,915
TXU Corp.	7,220	358,329

		3,797,083
ELECTRONICS – 1.07%
Agilent Technologies Inc.[1]	28,560	1,097,275
Arrow Electronics Inc.[1]	8,190	296,478

		1,393,753
FOOD – 4.02%
General Mills Inc.	94,931	4,683,896
SUPERVALU Inc.	3,132	90,859
Whole Foods Market Inc.	7,400	454,212

		5,228,967
FOREST PRODUCTS & PAPER – 0.08%
International Paper Co.	2,772	100,762

		100,762
HEALTH CARE – PRODUCTS – 6.66%
Baxter International Inc.	28,334	1,068,192
Edwards Lifesciences Corp.[1]	336	14,932
Johnson & Johnson	109,562	6,421,429
Medtronic Inc.	16,376	820,765
Zimmer Holdings Inc.[1]	5,274	331,735

		8,657,053
HEALTH CARE – SERVICES – 0.61%
Aetna Inc.	4,004	154,154
DaVita Inc.[1]	2,881	162,085
HCA Inc.	346	15,186
UnitedHealth Group Inc.	6,131	304,956
WellPoint Inc.[1]	2,143	152,153

		788,534
HOME BUILDERS – 0.11%
Horton (D.R.) Inc.	4,632	139,053

		139,053
HOME FURNISHINGS – 0.52%
Whirlpool Corp.	7,490	672,228

		672,228
HOUSEHOLD PRODUCTS & WARES – 0.01%
Avery Dennison Corp.	234	14,625

		14,625
INSURANCE – 5.17%
Ambac Financial Group Inc.	8,129	669,504
CIGNA Corp.	1,150	123,050
Cincinnati Financial Corp.	22,101	942,387
Genworth Financial Inc. Class A	1,490	49,468
Hartford Financial Services Group Inc. (The)	9,556	878,483
Nationwide Financial Services Inc.	22,668	994,672
Principal Financial Group Inc.	5,468	280,563
Prudential Financial Inc.	9,342	729,890
SAFECO Corp.	9,674	502,081
St. Paul Travelers Companies Inc.	33,642	1,481,257
UNUMProvident Corp.	3,102	63,002

		6,714,357
INTERNET – 0.84%
eBay Inc.[1]	9,681	333,123
F5 Networks Inc.[1]	141	8,257
Google Inc. Class A1	1,758	734,739
Yahoo! Inc.[1]	327	10,719

		1,086,838
INVESTMENT COMPANIES – 0.10%
Allied Capital Corp.	4,085	126,880

		126,880
IRON & STEEL – 0.64%
Allegheny Technologies Inc.	2,170	150,468
Nucor Corp.	5,335	580,555
United States Steel Corp.	1,568	107,408

		838,431
LEISURE TIME – 0.02%
Sabre Holdings Corp.	1,132	26,138

		26,138
LODGING – 0.01%
Marriott International Inc. Class A	238	17,391

		17,391

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2006

Security	Shares	Value
MACHINERY – 1.48%
Cummins Inc.	4,358	$455,411
Deere & Co.	11,154	979,098
Graco Inc.	7,099	331,878
Rockwell Automation Inc.	2,222	161,006

		1,927,393
MANUFACTURING – 4.38%
Donaldson Co. Inc.	433	14,393
Eastman Kodak Co.	33,795	911,113
General Electric Co.	52,235	1,806,809
3M Co.	34,634	2,958,783

		5,691,098
MEDIA – 2.15%
CKX Inc.[1]	1,460	20,601
Comcast Corp. Class A1	4,982	154,193
Liberty Global Inc. Class A1	582	12,053
Liberty Media Corp. Class A1	26,721	223,120
McGraw-Hill Companies Inc. (The)	16,672	927,964
Univision Communications Inc. Class A1	17,638	629,500
Washington Post Co. (The) Class B	1,081	828,046

		2,795,477
METAL FABRICATE & HARDWARE – 0.01%
Worthington Industries Inc.	582	11,495

		11,495
MINING – 0.10%
Alcoa Inc.	3,817	128,938

		128,938
OFFICE & BUSINESS EQUIPMENT – 1.00%
Pitney Bowes Inc.	30,794	1,288,729
Xerox Corp.[1]	954	13,394

		1,302,123
OFFICE FURNISHINGS – 0.27%
Herman Miller Inc.	11,461	352,884

		352,884
OIL & GAS – 5.81%
Apache Corp.	10,184	723,471
Chesapeake Energy Corp.	7,924	251,032
Chevron Corp.	20,465	1,248,774
Denbury Resources Inc.[1]	4,359	142,103
Devon Energy Corp.	7,397	444,634
EOG Resources Inc.	4,008	281,482
Exxon Mobil Corp.	24,742	1,560,725
Hugoton Royalty Trust	185	5,115
Newfield Exploration Co.[1]	6,690	298,374
Noble Corp.	1,835	144,855
Noble Energy Inc.	8,884	399,602
Pioneer Natural Resources Co.	8,914	381,697
Pride International Inc.[1]	3,825	133,454
Quicksilver Resources Inc.[1]	5,087	210,805
Range Resources Corp.	8,658	229,697
Southwestern Energy Co.[1]	4,617	166,304
Unit Corp.[1]	5,397	311,677
Valero Energy Corp.	7,531	487,557
XTO Energy Inc.	3,106	131,539

		7,552,897
OIL & GAS SERVICES – 0.41%
Schlumberger Ltd.	725	50,127
Smith International Inc.	11,230	474,243
Tidewater Inc.	213	12,405

		536,775
PHARMACEUTICALS – 4.69%
Bristol-Myers Squibb Co.	119,904	3,043,164
Caremark Rx Inc.[1]	975	44,411
Forest Laboratories Inc.[1]	307	12,397
Medco Health Solutions Inc.[1]	555	29,543
Merck & Co. Inc.	39,031	1,343,447
Pfizer Inc.	63,621	1,611,520
VCA Antech Inc.[1]	507	15,763

		6,100,245
REAL ESTATE INVESTMENT TRUSTS – 0.18%
Duke Realty Corp.	1,326	46,940
General Growth Properties Inc.	3,354	157,470
HRPT Properties Trust	1,880	20,642
Weingarten Realty Investors	388	15,291

		240,343
RETAIL – 3.67%
Bed Bath & Beyond Inc.[1]	318	12,195
Darden Restaurants Inc.	6,630	262,548
Gap Inc. (The)	48,846	883,624
McDonald’s Corp.	3,483	120,407

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2006

Security	Shares	Value
Men’s Wearhouse Inc. (The)	457	$16,196
Nordstrom Inc.	6,287	240,981
Office Depot Inc.[1]	17,477	709,217
PetSmart Inc.	572	15,822
Staples Inc.	53,570	1,414,784
Starbucks Corp.[1]	26,501	987,692
Walgreen Co.	2,238	93,839
Wendy’s International Inc.	256	15,816

		4,773,121
SAVINGS & LOANS – 1.12%
Golden West Financial Corp.	2,516	180,825
Sovereign Bancorp Inc.	35,196	780,295
Washington Mutual Inc.	10,884	490,433

		1,451,553
SEMICONDUCTORS – 4.27%
Advanced Micro Devices Inc.[1]	13,355	432,034
Applied Materials Inc.	59,598	1,069,784
Atmel Corp.[1]	6,443	33,761
Lam Research Corp.[1]	3,280	160,326
LSI Logic Corp.[1]	3,850	41,003
Micron Technology Inc.[1]	4,609	78,215
Rambus Inc.[1]	765	29,705
Texas Instruments Inc.	90,830	3,152,709
Xilinx Inc.	19,907	550,827

		5,548,364
SOFTWARE – 6.47%
Adobe Systems Inc.[1]	17,675	692,860
Autodesk Inc.[1]	277	11,645
BEA Systems Inc.[1]	55,936	741,152
BMC Software Inc.[1]	696	14,992
Cerner Corp.[1]	3,133	124,223
Citrix Systems Inc.[1]	439	17,525
Compuware Corp.[1]	3,994	30,674
Electronic Arts Inc.[1]	252	14,314
Microsoft Corp.	216,297	5,223,573
NAVTEQ Corp.[1]	313	12,996
Novell Inc.[1]	13,258	108,981
Oracle Corp.[1]	67,145	979,646
Pixar Inc.[1]	268	17,230
Red Hat Inc.[1]	2,208	64,893
Total System Services Inc.	17,680	354,130

		8,408,834
TELECOMMUNICATIONS – 5.12%
BellSouth Corp.	2,729	92,186
CIENA Corp.[1]	6,907	28,250
Cisco Systems Inc.[1]	110,651	2,318,138
Corning Inc.[1]	17,450	482,144
JDS Uniphase Corp.[1]	10,750	37,518
Level 3 Communications Inc.[1]	3,932	21,233
Lucent Technologies Inc.[1]	57,746	161,111
Motorola Inc.	50,199	1,071,749
Nextel Partners Inc. Class A1	513	14,538
QUALCOMM Inc.	20,580	1,056,577
Tellabs Inc. [1]	32,708	518,422
3Com Corp. [1]	1,972	10,628
United States Cellular Corp.[1]	4,457	278,117
Verizon Communications Inc.	17,126	565,672

		6,656,283
TRANSPORTATION – 0.96%
United Parcel Service Inc. Class B	15,411	1,249,370

		1,249,370

TOTAL COMMON STOCKS (Cost: $119,962,078)		129,834,016
SHORT-TERM INVESTMENTS – 0.02%
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[2,3]	19,413	19,413

		19,413

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,413)		19,413

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $119,981,491)		129,853,429
Other Assets, Less Liabilities – 0.09%		121,117

NET ASSETS – 100.00%		$129,974,546

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 99.90%
REAL ESTATE INVESTMENT TRUSTS – 99.90%
Alexandria Real Estate Equities Inc.	321,128	$29,094,197
AMB Property Corp.	1,075,748	53,776,643
Archstone-Smith Trust	2,129,176	104,074,123
AvalonBay Communities Inc.	809,955	87,232,153
Boston Properties Inc.	1,198,181	105,763,437
Camden Property Trust	531,544	36,533,019
CarrAmerica Realty Corp.	708,807	31,726,201
Cousins Properties Inc.	617,469	19,419,400
Developers Diversified Realty Corp.	1,144,397	60,881,920
Duke Realty Corp.	1,456,990	51,577,446
Equity Office Properties Trust	3,018,989	97,513,345
Equity Residential	2,953,739	132,534,269
Essex Property Trust Inc.	249,377	27,207,031
Federal Realty Investment Trust	440,085	30,027,000
General Growth Properties Inc.	1,822,475	85,565,201
Health Care Property Investors Inc.	1,317,982	36,139,066
Host Hotels & Resorts Inc.	4,637,722	97,484,916
Kimco Realty Corp.	2,541,129	94,352,120
Liberty Property Trust	982,012	43,895,936
Macerich Co. (The)	715,063	52,356,913
Mills Corp.	581,471	18,554,740
Pan Pacific Retail Properties Inc.	345,075	22,995,798
ProLogis	2,553,992	128,261,478
Public Storage Inc.	1,391,938	107,012,193
Reckson Associates Realty Corp.[1]	970,001	39,459,641
Regency Centers Corp.	758,474	47,852,125
Simon Property Group Inc.	1,942,699	159,068,194
SL Green Realty Corp.	538,889	53,350,011
Vornado Realty Trust	1,490,323	142,534,492
Weingarten Realty Investors	906,073	35,708,337

		2,031,951,345

TOTAL COMMON STOCKS (Cost: $1,721,326,274)		2,031,951,345
SHORT-TERM INVESTMENTS – 0.38%
CERTIFICATES OF DEPOSIT[2] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$7,402	7,402

Security	Principal	Value
Toronto-Dominion Bank
3.94%, 07/10/06	$36,994	$36,994
Washington Mutual Bank
4.79%, 05/10/06	36,994	36,994
Wells Fargo Bank N.A.
4.78%, 12/05/06	59,191	59,191

		140,581
COMMERCIAL PAPER[2] – 0.08%
Amstel Funding Corp.
4.40%, 05/08/06	36,994	36,962
Amsterdam Funding Corp.
4.82%, 05/08/06	55,491	55,439
Atlantis One Funding Corp.
4.98%, 06/29/06	18,497	18,346
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	48,092	47,912
Bryant Park Funding LLC
4.78%, 05/03/06	29,595	29,587
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	55,491	55,070
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	73,988	73,920
CC USA Inc.
5.03%, 10/24/06	14,798	14,434
Charta LLC
4.96%, 06/21/06 - 06/23/06	62,890	62,436
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	233,063	232,836
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	66,589	66,096
Ebury Finance Ltd.
4.79%, 05/10/06	18,497	18,475
Edison Asset Securitization LLC
4.37%, 05/08/06	36,994	36,963
Gemini Securitization Corp.
4.96%, 06/28/06	22,196	22,019
General Electric Capital Corp.
4.96%, 06/29/06	48,092	47,702

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2006

Security	Principal	Value
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	$62,150	$61,474
Jupiter Securitization Corp.
4.97%, 06/19/06	29,595	29,395
Liberty Street Funding Corp.
4.78%, 05/10/06	73,248	73,161
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	96,763	96,485
Park Sienna LLC
4.96%, 06/20/06	18,497	18,370
Societe Generale
4.78% - 4.80%, 05/10/06	132,621	132,462
Solitaire Funding Ltd.
4.75%, 05/10/06	22,196	22,170
Sydney Capital Corp.
4.80%, 05/09/06	22,330	22,306
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	184,971	184,902
Thunder Bay Funding Inc.
4.97%, 06/15/06	22,346	22,207
Tulip Funding Corp.
4.98%, 05/30/06	36,994	36,846
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	85,161	84,706

		1,602,681
MEDIUM-TERM NOTES[2] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	18,497	18,497
Dorada Finance Inc.
3.93%, 07/07/06	22,936	22,936
K2 USA LLC
3.94%, 07/07/06	44,393	44,393
Marshall & Ilsley Bank
5.18%, 12/15/06	73,988	74,147
Sigma Finance Inc.
5.13%, 03/30/07	25,896	25,896

Security	Shares or Principal	Value
Toronto-Dominion Bank
3.81%, 06/20/06	$92,485	$92,487
US Bank N.A.
2.85%, 11/15/06	14,798	14,650

		293,006
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[3,4]	1,687,534	1,687,534

		1,687,534
REPURCHASE AGREEMENTS[2] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $111,028 (collateralized by non-U.S. Government debt securities, value $122,179, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$110,982	110,982
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $185,047 (collateralized by non-U.S. Government debt securities, value $193,859, 4.25% to 7.63%, 8/15/08 to 10/25/35).	184,971	184,971
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $111,026 (collateralized by U.S. Government obligations, value $113,290, 4.50% to 5.00%, 4/1/20 to 7/1/35).	110,982	110,982
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $92,524 (collateralized by non-U.S. Government debt securities, value $97,185, 0.00% to 10.00%, 2/1/09 to 1/1/10).	92,485	92,485

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 74,018 (collateralized by non-U.S. Government debt securities, value $77,877, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$73,988	$73,988

		573,408
TIME DEPOSITS[2] – 0.03%
Branch Banking & Trust
4.80%, 05/01/06	36,994	36,994
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	184,971	184,971
SunTrust Bank
4.88%, 05/01/06	209,033	209,033
Wachovia Bank N.A.
4.80%, 05/01/06	129,479	129,479

		560,477
VARIABLE & FLOATING RATE NOTES[2] – 0.14%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[5]	189,410	189,439
American Express Bank
4.87%, 07/19/06	18,497	18,497
American Express Centurion Bank
4.78%, 06/29/06	29,595	29,595
American Express Credit Corp.
4.93%, 03/05/07	22,196	22,212
ASIF Global Financing
4.95%, 05/30/06[5]	140,578	140,596
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[5]	48,092	48,092
Beta Finance Inc.
4.91%, 05/25/06[5]	51,792	51,791
BMW US Capital LLC
4.90%, 05/16/07[5]	73,988	73,988
BNP Paribas
4.89%, 05/18/07[5]	136,878	136,878
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[5]	13,318	13,318
CC USA Inc.
4.91%, 05/25/06[5]	40,694	40,693
Commodore CDO Ltd.
4.97%, 12/12/06[5]	18,497	18,497
Cullinan Finance Corp.
5.36%, 04/25/07[5]	18,497	18,497
DEPFA Bank PLC
4.92%, 03/15/07	73,988	73,988
Eli Lilly Services Inc.
4.80%, 03/30/07[5]	73,988	73,988
Fifth Third BanCorp.
4.93%, 01/23/07[5]	147,977	147,977
General Electric Capital Corp.
4.95%, 04/09/07	33,295	33,317
Hartford Life Global Funding Trusts
4.92%, 02/15/07	73,988	73,988
HBOS Treasury Services PLC
5.00%, 04/24/07[5]	73,988	73,988
K2 USA LLC
5.20%, 04/02/07[5]	25,896	25,896
Leafs LLC
4.92%, 01/22/07 - 02/20/07[5]	77,422	77,422
Marshall & Ilsley Bank
4.88%, 05/15/07	40,694	40,694
Metropolitan Life Global Funding I
4.85%, 05/04/07[5]	110,982	110,982
Natexis Banques Populaires
4.88%, 05/15/07[5]	55,491	55,491
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[5]	199,768	199,775
Newcastle Ltd.
4.97%, 04/24/07[5]	26,081	26,073
Northern Rock PLC
4.87%, 05/03/07[5]	88,786	88,789
Permanent Financing PLC
4.81%, 06/12/06[5]	64,370	64,370
Pfizer Investment Capital PLC
4.86%, 02/15/07[5]	73,988	73,988
Principal Life Income Funding Trusts
4.70%, 05/10/06	55,491	55,491

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2006

Security	Principal	Value
Sedna Finance Inc.
4.89%, 09/20/06[5]	$22,196	$22,196
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[5]	73,988	73,988
Strips III LLC
5.00%, 07/24/06[5]	18,195	18,195
UniCredito Italiano SpA
4.84%, 06/14/06	96,185	96,181
Union Hamilton Special Funding LLC
4.97%, 09/28/06	73,988	73,988
US Bank N.A.
4.93%, 09/29/06	33,295	33,291
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	128,452	128,452
Wells Fargo & Co.
4.89%, 03/15/07	36,994	36,996
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	66,589	66,584
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	76,874	76,517
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	24,989	24,989

		2,749,687

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,607,374)		7,607,374

TOTAL INVESTMENTS IN SECURITIES – 100.28% (Cost: $1,728,933,648)		2,039,558,719
Other Assets, Less Liabilities – (0.28)%		(5,652,355)

NET ASSETS – 100.00%		$2,033,906,364

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	Affiliated issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2006

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$443,633,088	$354,813,446	$271,420,402	$362,392,943	$245,674,545

Affiliated issuers[a]	$752,335	$30,056	$476,393	$378,245	$190,507

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$506,738,839	$350,082,875	$257,298,934	$396,314,022	$286,641,649
Affiliated issuers[a]	752,335	30,056	476,393	378,245	190,507
Receivables:
Dividends and interest	255,465	555,427	51,404	824,232	135,655

Total Assets	507,746,639	350,668,358	257,826,731	397,516,499	286,967,811

LIABILITIES
Payables:
Investment securities purchased	493,608	—	292,757	392,705	—
Collateral for securities on loan (Note 5)	4,202,857	5,490,764	1,743,463	694,011	753,262
Capital shares redeemed	—	17,444	—	—	—
Investment advisory fees (Note 2)	235,251	174,585	126,017	192,973	138,368

Total Liabilities	4,931,716	5,682,793	2,162,237	1,279,689	891,630

NET ASSETS	$502,814,923	$344,985,565	$255,664,494	$396,236,810	$286,076,181

Net assets consist of:
Paid-in capital	$442,015,659	$359,731,886	$275,467,002	$364,022,064	$255,174,018
Undistributed net investment income	449,242	349,875	—	974,275	—
Accumulated net realized loss	(2,755,729)	(10,365,625)	(5,681,040)	(2,680,608)	(10,064,941)
Net unrealized appreciation (depreciation)	63,105,751	(4,730,571)	(14,121,468)	33,921,079	40,967,104

NET ASSETS	$502,814,923	$344,985,565	$255,664,494	$396,236,810	$286,076,181

Shares outstanding	8,550,000	6,350,000	4,150,000	3,650,000	4,450,000

Net asset value per share	$58.81	$54.33	$61.61	$108.56	$64.29

[a]	See Note 2.
[b]	Securities on loan with market values of $4,117,951, $5,345,472, $1,689,649, $674,896 and $733,836, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	71

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2006

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$194,293,094	$1,270,450,443	$119,962,078	$1,727,246,114

Affiliated issuers[a]	$111,287	$2,999,751	$19,413	$1,687,534

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$211,543,156	$1,236,096,302	$129,834,016	$2,037,871,185
Affiliated issuers[a]	111,287	2,999,751	19,413	1,687,534
Receivables:
Investment securities sold	—	79,350,179	—	—
Dividends and interest	580,458	1,159,602	173,902	9,687
Capital shares sold	—	385,853	—	840,427

Total Assets	212,234,901	1,319,991,687	130,027,331	2,040,408,833

LIABILITIES
Payables:
Investment securities purchased	158,419	79,742,204	—	—
Collateral for securities on loan (Note 5)	542,731	2,525,758	—	5,919,840
Capital shares redeemed	—	879,773	—	—
Investment advisory fees (Note 2)	100,437	586,222	52,785	582,629

Total Liabilities	801,587	83,733,957	52,785	6,502,469

NET ASSETS	$211,433,314	$1,236,257,730	$129,974,546	$2,033,906,364

Net assets consist of:
Paid-in capital	$195,652,004	$1,272,732,138	$120,625,682	$1,729,990,799
Undistributed (distributions in excess of) net investment income	586,891	(1,827,420)	144,359	(1,833,583)
Accumulated net realized loss	(2,055,643)	(292,847)	(667,433)	(4,875,923)
Net unrealized appreciation (depreciation)	17,250,062	(34,354,141)	9,871,938	310,625,071

NET ASSETS	$211,433,314	$1,236,257,730	$129,974,546	$2,033,906,364

Shares outstanding	1,700,000	17,400,000[c]	2,350,000	24,650,000[c]

Net asset value per share	$124.37	$71.05[c]	$55.31	$82.51[c]

[a]	See Note 2.
[b]	Securities on loan with market values of $522,236, $2,467,386, $— and $5,750,910, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2006

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,624,752	$9,780,735	$2,075,597	$10,073,792	$4,010,713
Interest from affiliated issuers[b]	11,882	14,098	7,260	13,238	7,212
Securities lending income[c]	32,209	96,255	32,712	39,195	17,117

Total investment income	9,668,843	9,891,088	2,115,569	10,126,225	4,035,042

EXPENSES
Investment advisory fees (Note 2)	2,383,861	2,561,674	1,465,524	2,124,027	1,456,507
Proxy fees	18,802	17,615	11,588	13,377	11,055

Total expenses	2,402,663	2,579,289	1,477,112	2,137,404	1,467,562

Net investment income	7,266,180	7,311,799	638,457	7,988,821	2,567,480

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,484,908)	(4,300,441)	(1,821,915)	(456,159)	(1,639,479)
In-kind redemptions	20,708,294	28,488,790	12,475,775	39,079,285	13,218,332

Net realized gain	19,223,386	24,188,349	10,653,860	38,623,126	11,578,853

Net change in unrealized appreciation (depreciation)	70,140,071	(1,944,352)	15,934,550	22,926,096	34,965,136

Net realized and unrealized gain	89,363,457	22,243,997	26,588,410	61,549,222	46,543,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,629,637	$29,555,796	$27,226,867	$69,538,043	$49,111,469

[a]	Net of foreign withholding tax of $—, $—, $—, $3,202 and $—, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2006

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,443,050	$49,631,547	$1,729,683	$66,477,654
Interest from affiliated issuers[b]	7,182	59,552	2,801	109,831
Securities lending income[c]	13,058	616,511	11	197,551

Total investment income	5,463,290	50,307,610	1,732,495	66,785,036

EXPENSES
Investment advisory fees (Note 2)	1,132,161	6,678,636	474,451	5,991,329
Proxy fees	6,839	35,012	2,575	51,554

Total expenses	1,139,000	6,713,648	477,026	6,042,883

Net investment income	4,324,290	43,593,962	1,255,469	60,742,153

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,113,103)	(25,570,220)	(828,197)	(19,951,504)
In-kind redemptions	15,690,888	221,486,838	2,095,354	200,242,289

Net realized gain	14,577,785	195,916,618	1,267,157	180,290,785

Net change in unrealized appreciation (depreciation)	13,173,532	(13,506,368)	10,494,906	162,730,939

Net realized and unrealized gain	27,751,317	182,410,250	11,762,063	343,021,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,075,607	$226,004,212	$13,017,532	$403,763,877

[a]	Net of foreign withholding tax of $2,225, $—, $140 and $—, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund		iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,266,180	$5,508,202	$7,311,799	$5,394,270	$638,457	$503,013
Net realized gain	19,223,386	33,954,465	24,188,349	15,205,979	10,653,860	24,086,863
Net change in unrealized appreciation (depreciation)	70,140,071	(9,314,312)	(1,944,352)	(24,167,411)	15,934,550	(26,690,705)

Net increase (decrease) in net assets resulting from operations	96,629,637	30,148,355	29,555,796	(3,567,162)	27,226,867	(2,100,829)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,246,631)	(5,489,061)	(7,313,411)	(5,260,253)	(635,586)	(502,432)
Return of capital	—	—	—	—	(15,882)	(49,826)

Total distributions to shareholders	(7,246,631)	(5,489,061)	(7,313,411)	(5,260,253)	(651,468)	(552,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	152,547,024	275,800,923	136,434,722	195,746,764	156,360,704	256,671,730
Cost of shares redeemed	(151,969,377)	(204,444,705)	(234,795,591)	(55,384,758)	(178,483,492)	(222,193,546)

Net increase (decrease) in net assets from capital share transactions	577,647	71,356,218	(98,360,869)	140,362,006	(22,122,788)	34,478,184

INCREASE (DECREASE) IN NET ASSETS	89,960,653	96,015,512	(76,118,484)	131,534,591	4,452,611	31,825,097
NET ASSETS:
Beginning of year	412,854,270	316,838,758	421,104,049	289,569,458	251,211,883	219,386,786

End of year	$502,814,923	$412,854,270	$344,985,565	$421,104,049	$255,664,494	$251,211,883

Undistributed net investment income included in net assets at end of year	$449,242	$429,693	$349,875	$351,487	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	2,850,000	5,700,000	2,550,000	3,750,000	2,650,000	4,400,000
Shares redeemed	(3,050,000)	(4,450,000)	(4,400,000)	(1,100,000)	(3,000,000)	(3,850,000)

Net increase (decrease) in shares outstanding	(200,000)	1,250,000	(1,850,000)	2,650,000	(350,000)	550,000

See notes to the financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,988,821	$6,095,587	$2,567,480	$2,164,469	$4,324,290	$2,713,375
Net realized gain	38,623,126	19,282,739	11,578,853	8,653,325	14,577,785	4,151,112
Net change in unrealized appreciation (depreciation)	22,926,096	(11,947,039)	34,965,136	9,839,568	13,173,532	(398,240)

Net increase in net assets resulting from operations	69,538,043	13,431,287	49,111,469	20,657,362	32,075,607	6,466,247

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,497,030)	(5,424,584)	(2,579,425)	(2,160,204)	(4,215,839)	(2,559,210)

Total distributions to shareholders	(7,497,030)	(5,424,584)	(2,579,425)	(2,160,204)	(4,215,839)	(2,559,210)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	201,531,038	103,238,620	68,232,422	98,118,818	327,087,046	43,577,016
Cost of shares redeemed	(167,241,850)	(69,419,431)	(65,526,418)	(37,162,015)	(285,158,247)	(16,510,174)

Net increase in net assets from capital share transactions	34,289,188	33,819,189	2,706,004	60,956,803	41,928,799	27,066,842

INCREASE IN NET ASSETS	96,330,201	41,825,892	49,238,048	79,453,961	69,788,567	30,973,879
NET ASSETS:
Beginning of year	299,906,609	258,080,717	236,838,133	157,384,172	141,644,747	110,670,868

End of year	$396,236,810	$299,906,609	$286,076,181	$236,838,133	$211,433,314	$141,644,747

Undistributed net investment income included in net assets at end of year	$974,275	$912,636	$—	$3,482	$586,891	$478,440

SHARES ISSUED AND REDEEMED:
Shares sold	2,000,000	1,100,000	1,150,000	1,900,000	3,000,000	400,000
Shares redeemed	(1,650,000)	(750,000)	(1,150,000)	(700,000)	(2,650,000)	(150,000)

Net increase in shares outstanding	350,000	350,000	—	1,200,000	350,000	250,000

See notes to the financial statements.

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Year ended April 30, 2006[a]	Year ended April 30, 2005[a]	Year ended April 30, 2006	Period from January 24, 2005[b] to April 30, 2005	Year ended April 30, 2006[a]	Year ended April 30, 2005[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$43,593,962	$36,176,142[c]	$1,255,469	$80,830	$60,742,153	$46,340,226[c]
Net realized gain (loss)	195,916,618	134,271,634[c]	1,267,157	(15,663)	180,290,785	129,290,831[c]
Net change in unrealized appreciation (depreciation)	(13,506,368)	17,155,900[c]	10,494,906	(622,968)	162,730,939	133,737,548[c]

Net increase (decrease) in net assets resulting from operations	226,004,212	187,603,676	13,017,532	(557,801)	403,763,877	309,368,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,887,668)	(29,207,583)	(1,138,122)	(48,787)	(41,130,863)	(36,087,408)
From realized capital gains	(7,911,258)	—	—	—	(149,937)	—
Return of capital	(10,952,378)	(12,976,261)	—	—	(23,729,232)	(15,124,608)

Total distributions to shareholders	(46,751,304)	(42,183,844)	(1,138,122)	(48,787)	(65,010,032)	(51,212,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,982,932,588	4,535,199,080	86,944,558	44,782,472	1,101,332,967	860,412,943
Cost of shares redeemed	(7,662,711,155)	(4,362,924,685)	(10,518,191)	(2,507,115)	(704,260,687)	(544,935,529)

Net increase in net assets from capital share transactions	320,221,433	172,274,395	76,426,367	42,275,357	397,072,280	315,477,414

INCREASE IN NET ASSETS	499,474,341	317,694,227	88,305,777	41,668,769	735,826,125	573,634,003
NET ASSETS:
Beginning of period	736,783,389	419,089,162	41,668,769	—	1,298,080,239	724,446,236

End of period	$1,236,257,730	$736,783,389	$129,974,546	$41,668,769	$2,033,906,364	$1,298,080,239

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,827,420)	$(1,872,199)[c]	$144,359	$32,043	$(1,833,583)	$(1,904,028)[c]

SHARES ISSUED AND REDEEMED:
Shares sold	120,200,000	81,000,000	1,700,000	900,000	14,650,000	13,900,000
Shares redeemed	(115,200,000)	(77,600,000)	(200,000)	(50,000)	(9,500,000)	(8,800,000)

Net increase in shares outstanding	5,000,000	3,400,000	1,500,000	850,000	5,150,000	5,100,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Commencement of operations.
[c]	As restated. See Note 6.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$47.18	$42.25	$34.41	$39.99	$39.24

Income from investment operations:
Net investment income	0.94	0.72	0.66	0.70	0.55
Net realized and unrealized gain (loss)	11.63	4.94	7.86	(5.62)	0.73

Total from investment operations	12.57	5.66	8.52	(4.92)	1.28

Less distributions from:
Net investment income	(0.94)	(0.73)	(0.68)	(0.66)	(0.53)

Total distributions	(0.94)	(0.73)	(0.68)	(0.66)	(0.53)

Net asset value, end of year	$58.81	$47.18	$42.25	$34.41	$39.99

Total return	26.99%	13.41%	24.85%	(12.30)%	3.38%

Ratios/Supplemental data:
Net assets, end of year (000s)	$502,815	$412,854	$316,839	$99,779	$57,989
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.83%	1.53%	1.70%	2.10%	1.42%
Portfolio turnover rate[a]	6%	6%	7%	6%	9%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$51.35	$52.17	$39.96	$47.91	$40.55

Income from investment operations:
Net investment income	0.91	0.76	0.65	0.69	0.49
Net realized and unrealized gain (loss)	2.97	(0.82)	12.32	(8.04)	7.41

Total from investment operations	3.88	(0.06)	12.97	(7.35)	7.90

Less distributions from:
Net investment income	(0.90)	(0.76)	(0.76)	(0.60)	(0.54)

Total distributions	(0.90)	(0.76)	(0.76)	(0.60)	(0.54)

Net asset value, end of year	$54.33	$51.35	$52.17	$39.96	$47.91

Total return	7.59%	(0.09)%	32.73%	(15.40)%	19.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$344,986	$421,104	$289,569	$87,918	$114,974
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.71%	1.54%	1.53%	1.57%	1.46%
Portfolio turnover rate[a]	6%	9%	5%	28%	8%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$55.82	$55.54	$45.54	$55.05	$59.88

Income from investment operations:
Net investment income	0.16	0.15	0.10	0.05	0.02
Net realized and unrealized gain (loss)	5.79	0.29	10.00	(9.50)	(4.80)

Total from investment operations	5.95	0.44	10.10	(9.45)	(4.78)

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.10)	(0.05)	—
Return of capital	(0.00)[a]	(0.01)	(0.00)[a]	(0.01)	(0.05)

Total distributions	(0.16)	(0.16)	(0.10)	(0.06)	(0.05)

Net asset value, end of year	$61.61	$55.82	$55.54	$45.54	$55.05

Total return	10.66%	0.79%	22.21%	(17.17)%	(7.98)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$255,664	$251,212	$219,387	$129,776	$129,362
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.26%	0.25%	0.19%	0.11%	(0.05)%
Portfolio turnover rate[b]	6%	13%	6%	10%	4%

[a]	Rounds to less than $0.01.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$90.88	$87.48	$72.29	$81.20	$81.78

Income from investment operations:
Net investment income	2.17	1.95	1.65	1.31	1.11
Net realized and unrealized gain (loss)	17.57	3.22	15.09	(8.94)	(0.61)

Total from investment operations	19.74	5.17	16.74	(7.63)	0.50

Less distributions from:
Net investment income	(2.06)	(1.77)	(1.55)	(1.28)	(1.08)

Total distributions	(2.06)	(1.77)	(1.55)	(1.28)	(1.08)

Net asset value, end of year	$108.56	$90.88	$87.48	$72.29	$81.20

Total return	21.96%	5.89%	23.29%	(9.33)%	0.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$396,237	$299,907	$258,081	$148,203	$121,796
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.26%	2.23%	2.08%	1.94%	1.49%
Portfolio turnover rate[a]	6%	7%	7%	28%	4%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$53.22	$48.43	$38.60	$45.75	$53.99

Income from investment operations:
Net investment income	0.62	0.49	0.39	0.38	0.29
Net realized and unrealized gain (loss)	11.07	4.79	9.84	(7.15)	(8.23)

Total from investment operations	11.69	5.28	10.23	(6.77)	(7.94)

Less distributions from:
Net investment income	(0.62)	(0.49)	(0.40)	(0.38)	(0.30)
Return of capital	—	—	(0.00)[a]	—	—

Total distributions	(0.62)	(0.49)	(0.40)	(0.38)	(0.30)

Net asset value, end of year	$64.29	$53.22	$48.43	$38.60	$45.75

Total return	22.07%	10.90%	26.56%	(14.75)%	(14.72)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$286,076	$236,838	$157,384	$81,051	$84,634
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.06%	0.97%	0.94%	1.03%	0.56%
Portfolio turnover rate[b]	7%	5%	3%	12%	27%

[a]	Rounds to less than $0.01.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$104.92	$100.61	$83.54	$92.45	$93.67

Income from investment operations:
Net investment income	2.57[a]	2.22	2.12	1.41	1.22
Net realized and unrealized gain (loss)	19.39	4.25	16.93	(8.90)	(1.26)

Total from investment operations	21.96	6.47	19.05	(7.49)	(0.04)

Less distributions from:
Net investment income	(2.51)	(2.16)	(1.98)	(1.42)	(1.18)

Total distributions	(2.51)	(2.16)	(1.98)	(1.42)	(1.18)

Net asset value, end of year	$124.37	$104.92	$100.61	$83.54	$92.45

Total return	21.21%	6.44%	22.91%	(8.02)%	0.00%[b]

Ratios/Supplemental data:
Net assets, end of year (000s)	$211,433	$141,645	$110,671	$116,957	$60,092
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.29%	2.20%	2.08%	1.90%	1.46%
Portfolio turnover rate[c]	9%	7%	7%	41%	3%

[a]	Based on average shares outstanding during the period.
[b]	Rounds to less than 0.01%.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]	Year ended Apr. 30, 2004[a]	Year ended Apr. 30, 2003[a]	Year ended Apr. 30, 2002[a]
Net asset value, beginning of year	$59.42	$46.57	$39.84	$42.76	$38.61

Income from investment operations:
Net investment income[b]	2.58	2.56[c]	2.25[c]	2.13[c]	2.15[c]
Net realized and unrealized gain (loss)	11.66	12.85[c]	7.16[c]	(2.61)[c]	4.48[c]

Total from investment operations	14.24	15.41	9.41	(0.48)	6.63

Less distributions from:
Net investment income	(1.56)	(1.77)	(1.82)	(1.99)	(2.27)
Realized capital gains	(0.44)	—	—	—	—
Return of capital	(0.61)	(0.79)	(0.86)	(0.45)	(0.21)

Total distributions	(2.61)	(2.56)	(2.68)	(2.44)	(2.48)

Net asset value, end of year	$71.05	$59.42	$46.57	$39.84	$42.76

Total return	24.42%	33.62%	23.66%	(0.98)%	17.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,236,258	$736,783	$419,089	$195,203	$106,905
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.92%	4.56%[c]	4.68%[c]	5.42%[c]	5.32%[c]
Portfolio turnover rate[d]	19%	16%	20%	21%	10%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	As restated. See Note 6.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select SocialSM Index Fund
	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005
Net asset value, beginning of period	$49.02	$49.69

Income from investment operations:
Net investment income	0.67	0.18
Net realized and unrealized gain (loss)	6.26	(0.71)

Total from investment operations	6.93	(0.53)

Less distributions from:
Net investment income	(0.64)	(0.14)

Total distributions	(0.64)	(0.14)

Net asset value, end of period	$55.31	$49.02

Total return	14.20%	(1.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$129,975	$41,669
Ratio of expenses to average net assets[c]	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.32%	1.16%
Portfolio turnover rate[d]	46%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]	Year ended Apr. 30, 2004[a]	Year ended Apr. 30, 2003[a]	Year ended Apr. 30, 2002[a]
Net asset value, beginning of year	$66.57	$50.31	$42.50	$44.84	$40.05

Income from investment operations:
Net investment income[b]	2.68	2.67[c]	2.42[c]	2.26[c]	2.22[c]
Net realized and unrealized gain (loss)	16.13	16.45[c]	8.14[c]	(2.12)[c]	5.17[c]

Total from investment operations	18.81	19.12	10.56	0.14	7.39

Less distributions from:
Net investment income	(1.82)	(2.01)	(1.94)	(1.88)	(2.39)
Realized capital gains	(0.00)[d]	—	—	—	—
Return of capital	(1.05)	(0.85)	(0.81)	(0.60)	(0.21)

Total distributions	(2.87)	(2.86)	(2.75)	(2.48)	(2.60)

Net asset value, end of year	$82.51	$66.57	$50.31	$42.50	$44.84

Total return	28.76%	38.61%	24.97%	0.46%	19.05%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,033,906	$1,298,080	$724,446	$267,732	$89,684
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%[e]	0.35%
Ratio of net investment income to average net assets	3.55%	4.36%[c]	4.67%[c]	5.46%[c,e]	5.20%[c]
Portfolio turnover rate[f]	18%	28%	15%	13%	15%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	As restated. See Note 6.
[d]	Rounds to less than $0.01.
[e]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 5.45%, respectively.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. Those reclassifications had no impact on prior year net assets, net income or distributions.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Basic Materials Sector	$449,242	$61,121,941	$(771,919)	$60,799,264
Dow Jones U.S. Consumer Goods Sector	349,875	(5,773,483)	(9,322,713)	(14,746,321)
Dow Jones U.S. Consumer Services Sector	—	(15,508,280)	(4,294,228)	(19,802,508)
Dow Jones U.S. Financial Sector	850,573	32,139,675	(775,502)	32,214,746
Dow Jones U.S. Industrial Sector	—	37,778,780	(6,876,617)	30,902,163
Dow Jones U.S. Financial Services	586,891	16,395,046	(1,200,627)	15,781,310
Dow Jones U.S. Real Estate	—	(36,474,408)	—	(36,474,408)
KLD Select SocialSM	143,005	9,581,056	(375,197)	9,348,864
Cohen & Steers Realty Majors	—	303,915,565	—	303,915,565

For the year ended April 30, 2006 and the period ended April 30, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2006.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2005 to April 30, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Basic Materials Sector	$393,371
Dow Jones U.S. Consumer Goods Sector	770,747
Dow Jones U.S. Consumer Services Sector	122,388
Dow Jones U.S. Financial Services	4,402
KLD Select SocialSM	146,789

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Dow Jones U.S. Basic Materials Sector	$—	$—	$164,820	$213,728	$—	$—	$378,548
Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	6,571,402	8,551,966
Dow Jones U.S. Consumer Services Sector	—	214,348	640,467	434,021	590,495	2,292,509	4,171,840
Dow Jones U.S. Financial Sector	—	—	—	775,502	—	—	775,502
Dow Jones U.S. Industrial Sector	—	1,765,263	1,969,601	—	3,141,753	—	6,876,617
Dow Jones U.S. Financial Services	—	—	359,555	836,670	—	—	1,196,225
KLD Select SocialSM	—	—	—	—	—	228,408	228,408

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2006 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	89

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$446,369,233	$75,667,598	$(14,545,657)	$61,121,941
Dow Jones U.S. Consumer Goods Sector	355,886,414	19,359,173	(25,132,656)	(5,773,483)
Dow Jones U.S. Consumer Services Sector	273,283,607	12,301,970	(27,810,250)	(15,508,280)
Dow Jones U.S. Financial Sector	364,552,592	40,732,305	(8,592,630)	32,139,675
Dow Jones U.S. Industrial Sector	249,053,376	44,256,015	(6,477,235)	37,778,780
Dow Jones U.S. Financial Services	195,259,397	19,826,190	(3,431,144)	16,395,046
Dow Jones U.S. Real Estate	1,275,570,461	4,362,046	(40,836,454)	(36,474,408)
KLD Select SocialSM	120,272,373	11,159,960	(1,578,904)	9,581,056
Cohen & Steers Realty Majors	1,735,643,154	304,344,243	(428,678)	303,915,565

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.60%
Dow Jones U.S. Consumer Goods Sector	0.60
Dow Jones U.S. Consumer Services Sector	0.60
Dow Jones U.S. Financial Sector	0.60
Dow Jones U.S. Industrial Sector	0.60
Dow Jones U.S. Financial Services	0.60
Dow Jones U.S. Real Estate	0.60
KLD Select SocialSM	0.50
Cohen & Steers Realty Majors	0.35

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of its shares, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$32,209
Dow Jones U.S. Consumer Goods Sector	96,255
Dow Jones U.S. Consumer Services Sector	32,712
Dow Jones U.S. Financial Sector	39,195
Dow Jones U.S. Industrial Sector	17,117
Dow Jones U.S. Financial Services	13,058
Dow Jones U.S. Real Estate	616,511
KLD Select SocialSM	11
Cohen & Steers Realty Majors	197,551

Cross trades for the year ended April 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	91

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended April 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	629	76,298	76,175	752	$752,335	$11,882
Dow Jones U.S. Consumer Goods Sector
IMMF	203	95,857	96,030	30	30,056	14,098
Dow Jones U.S. Consumer Services Sector
IMMF	423	44,393	44,340	476	476,393	7,260
Dow Jones U.S. Financial Sector
IMMF	239	84,381	84,242	378	378,245	13,238
Dow Jones U.S. Industrial Sector
IMMF	58	45,383	45,250	191	190,507	7,212
Dow Jones U.S. Financial Services
IMMF	134	46,119	46,142	111	111,287	7,182
Dow Jones U.S. Real Estate
IMMF	1,287	392,238	390,525	3,000	2,999,751	59,552
KLD Select SocialSM
IMMF	15	18,552	18,548	19	19,413	2,801
Cohen & Steers Realty Majors
IMMF	195	736,164	734,671	1,688	1,687,534	109,831

As of April 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$25,804,486	$24,782,471
Dow Jones U.S. Consumer Goods Sector	25,602,450	25,747,810
Dow Jones U.S. Consumer Services Sector	13,795,743	13,577,030
Dow Jones U.S. Financial Sector	21,783,118	22,462,445
Dow Jones U.S. Industrial Sector	17,030,570	17,124,645
Dow Jones U.S. Financial Services	16,271,181	17,141,851
Dow Jones U.S. Real Estate	212,826,736	200,301,962
KLD Select SocialSM	42,815,263	42,620,344
Cohen & Steers Realty Majors	402,877,630	307,115,931

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended April 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$159,225,071	$159,736,813
Dow Jones U.S. Consumer Goods Sector	137,851,066	235,834,536
Dow Jones U.S. Consumer Services Sector	156,261,595	178,382,018
Dow Jones U.S. Financial Sector	201,065,417	165,652,509
Dow Jones U.S. Industrial Sector	68,099,934	65,434,114
Dow Jones U.S. Financial Services	320,820,858	278,011,178
Dow Jones U.S. Real Estate	7,974,057,932	7,664,562,176
KLD Select SocialSM	102,577,261	26,329,792
Cohen & Steers Realty Majors	1,094,404,574	784,606,526

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one split for the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of two while decreasing the net asset value per share by a factor of two resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of April 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Continued)

iSHARES® TRUST

6. RESTATEMENT

In preparing the 2006 financial statements of the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct for the classification of amounts reported for net investment income, net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments in the Statement of Changes in Net Assets for the year ended April 30, 2005, and for the net investment income per share, net realized and unrealized gain (loss) on investments per share and the ratio of net investment income to average net assets for the years ended prior to April 30, 2006 in the Financial Highlights.

The amounts before and after the restatement for the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund are shown in the tables below:

	iShares Dow Jones U.S. Real Estate Index Fund		iShares Cohen & Steers Realty Majors Index Fund
Statement of Changes in Net Assets Year ended April 30, 2005	As originally reported	Restated	As originally reported	Restated
Net investment income	$42,481,688	$36,176,142	$52,744,251	$46,340,226
Net realized gain	127,322,966	134,271,634	122,462,040	129,290,831
Net change in unrealized appreciation (depreciation)	17,799,022	17,155,900	134,162,314	133,737,548

Net increase in net assets from operations	187,603,676	187,603,676	309,368,605	309,368,605
Undistributed (distributions in excess of) net investment income	770,250	(1,872,199)	2,402,646	(1,904,028)

Financial Highlights	Year ended	As originally reported		Restated		As originally reported		Restated
Net investment income per share	2005 2004 2003 2002	$2.57 2.49 2.52 2.28		$2.56 2.25 2.13 2.15		$2.91 2.63 2.30 2.40		$2.67 2.42 2.26 2.22
Net realized and unrealized gain (loss) per share	2005 2004 2003 2002	12.84 6.92 (3.00 4.35)		12.85 7.16 (2.61 4.48)		16.21 7.93 (2.16 4.99)		16.45 8.14 (2.12 5.17)
Ratio of net investment income to average net assets	2005 2004 2003 2002	5.35 5.58 6.40 5.97	% % % %	4.56 4.68 5.42 5.32	% % % %	4.97 5.28 6.17 5.80	% % % %	4.36 4.67 5.46 5.20	% % % %

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund, each a fund of iShares Trust (the “Funds”), at April 30, 2006, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 6, the financial statements for the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund have been restated for the years ended prior to 2006.

PricewaterhouseCoopers LLP

San Francisco, California

June 22, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	95

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by certain Funds during the fiscal year ended April 30, 2006 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Dow Jones U.S. Basic Materials Sector	100.00%
Dow Jones U.S. Consumer Goods Sector	100.00
Dow Jones U.S. Consumer Services Sector	100.00
Dow Jones U.S. Financial Sector	93.09
Dow Jones U.S. Industrial Sector	100.00
Dow Jones U.S. Financial Services	100.00
KLD Select SocialSM	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2006:

iShares Index Fund	Qualified Dividend Income
Dow Jones U.S. Basic Materials Sector	$7,266,180
Dow Jones U.S. Consumer Goods Sector	7,311,799
Dow Jones U.S. Consumer Services Sector	635,586
Dow Jones U.S. Financial Sector	7,678,844
Dow Jones U.S. Industrial Sector	2,564,479
Dow Jones U.S. Financial Services	4,324,290
KLD Select SocialSM	1,249,084

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In addition, at a meeting held on March 9, 2006, the Board considered and approved a proposal by BGFA to contractually reduce the advisory fee rate for certain Funds (including the following Funds discussed in this report: the iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund and iShares Dow Jones U.S. Real Estate Index Fund, collectively referred to below as the “Sector Funds”) under the Advisory Contracts. The Board’s approval of the proposed amended Advisory Contracts was based on, among other things, its review of information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds (including the fee reductions, where applicable), the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

At its June 14, 2005 meeting, the Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

In considering the proposed fee reductions for the Sector Funds at its March 9, 2006 meeting, the Board noted its review of the advisory arrangements for the Funds, including the Sector Funds, at its June 14, 2005 meeting and drew on the considerations and conclusions resulting from that review. The Board discussed with representatives of BGFA certain information regarding the proposed fee reductions and considered representations from BGFA that, following the fee reductions, BGFA remained fully committed to providing the Sector Funds with the same level and quality of services as had been provided to the Funds in the past. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Sector Funds under the revised Advisory Contracts were appropriate.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

At its June 14, 2005 meeting, the Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as

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Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-and three- year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

At its March 9, 2006 meeting, the Board discussed with representatives of BGFA the rationale for the reduction in the level of fees for the Sector Funds, including BGFA’s desire to promote consistency of fees among similar products. The Board considered the intention of BGFA to add new funds to the BGFA fund complex and the proposed fees and expenses that would likely be associated with such funds. The Board then reviewed statistical information prepared by Lipper regarding the expense ratio components of the new funds in comparison with the same information for other funds registered under the 1940 Act objectively determined by Lipper. The Board considered the reasonableness of the proposed fee rate for the new funds in evaluating the fee reduction for the Sector Funds. The Board also considered its review of the materials prepared by Lipper and other data reviewed at its June 14, 2005 meeting regarding the current advisory fee rates for the Sector Funds, and the conclusions from that review. The Board noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, and the fact that the Lipper materials considered at the March 9, 2006 meeting did not compare the new fee rates for the Sector Funds, the statistical information may or may not provide meaningful comparisons in evaluating the fee structure for such Funds. The Board concluded that the investment advisory fees and expense levels and the historical performance of the Sector Funds, as managed by BGFA, were satisfactory for the purposes of approving the proposed fee reduction for the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

During its June 14, 2005 meeting, the Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

The Board considered the proposed fee reductions at its March 9, 2006 meeting in the context of the conclusions it reached during the June 14, 2005 meeting regarding the costs to, and profits realized by, BGFA in operating the Funds, including the Sector Funds. The Board considered, in particular, information provided by BGFA regarding the potential savings to shareholders if the proposed fee reductions were approved. On the basis of this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts following the fee reductions and from other relationships between the Sector Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis during the June 14, 2005 meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

The Board, at its March 9, 2006 meeting, reviewed the materials provided by BGFA regarding the fee reductions proposed for the Sector Funds. The Board discussed the potential for BGFA to realize increasing efficiencies in the future from servicing its suite of sector funds, and from its management of other iShares Funds. The Board then considered the potential for BGFA to achieve economies of scale and BGFA’s desire to share such economies of scale with the Sector Funds by means of implementing the proposed fee reductions. The Board concluded that the proposed fee reductions were an appropriate means to share potential economies of scale with shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board, at its June 14, 2005 meeting, received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

At its June 14, 2005 meeting, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds.

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Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

During its March 9, 2006 meeting, the Board noted that it had, at previous meetings, reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Sector Funds by BGFA and concluded that any such ancillary benefits would not disadvantage the Sector Funds’ shareholders. The Board also concluded that the proposed amendments to the Advisory Contracts for the Sector Funds would not generate any additional ancillary revenue for BGFA or its affiliates.

Based on the above analysis, the Board determined that the Advisory Contracts, including the revised investment advisory fee rates thereunder for the Sector Funds, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter-end. The information shown for the iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund is for each full calendar quarter completed after the inception date of each Fund through March 31, 2006, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	19	1.44
Between 0.5% and – 0.5%	1,286	97.57
Less than – 0.5%	12	0.91

	1,318	100.00%

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and – 0.5%	1,291	97.95
Less than – 0.5% and Greater than – 1.0%	6	0.46
Less than – 1.0%	9	0.68

	1,318	100.00%

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Consumer Services Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.68%
Between 0.5% and – 0.5%	1,303	98.86
Less than – 1.0%	6	0.46

	1,318	100.00%

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.46%
Between 0.5% and – 0.5%	1,299	98.56
Less than – 0.5% and Greater than – 1.0%	9	0.68
Less than – 1.0%	4	0.30

	1,318	100.00%

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.46%
Between 0.5% and – 0.5%	1,301	98.71
Less than – 0.5%	11	0.83

	1,318	100.00%

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	7	0.53%
Between 0.5% and – 0.5%	1,298	98.48
Less than – 0.5%	13	0.99

	1,318	100.00%

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.46%
Between 0.5% and – 0.5%	1,301	98.71
Less than – 0.5%	11	0.83

	1,318	100.00%

iShares KLD Select SocialSM Index Fund

Period Covered: April 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	250	98.81%
Less than – 0.5%	3	1.19

	253	100.00%

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: April 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.48%
Between 0.5% and – 0.5%	1,243	98.96
Less than – 0.5%	7	0.56

	1,256	100.00%

SUPPLEMENTAL INFORMATION	103

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
* Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

* John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

TRUSTEE AND OFFICER INFORMATION	105

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
MichaelA. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	107

Notes:

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500 Growth (IVW)
iShares S&P 500 Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400 Growth (IJK)
iShares S&P MidCap 400 Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600 Growth (IJT)
iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds
iShares Dow Jones U.S. Aerospace & Defense (ITA)
iShares Dow Jones U.S. Broker-Dealers (IAI)
iShares Dow Jones U.S. Health Care Providers (IHF)
iShares Dow Jones U.S. Home Construction (ITB)
iShares Dow Jones U.S. Insurance (IAK)
iShares Dow Jones U.S. Medical Devices (IHI)
iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)
iShares Dow Jones U.S. Oil Equipment & Services (IEZ)
iShares Dow Jones U.S. Pharmaceuticals (IHE)
iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.63%	17.63%	17.88%	3.52%	3.51%	3.72%	0.54%	0.53%	0.73%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.63%	17.63%	17.88%	18.89%	18.84%	20.04%	3.19%	3.18%	4.38%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Sector*	% of Net Assets
Financial	21.40%
Consumer Non-Cyclical	19.87
Industrial	11.61
Communications	11.09
Technology	10.77
Energy	9.86
Consumer Cyclical	9.05
Utilities	3.23
Basic Materials	2.89
Diversified	0.05
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Exxon Mobil Corp.	2.70%
General Electric Co.	2.57
Citigroup Inc.	1.77
Bank of America Corp.	1.63
Microsoft Corp.	1.55
Procter & Gamble Co.	1.34
Pfizer Inc.	1.32
Johnson & Johnson	1.22
JP Morgan Chase & Co.	1.12
Altria Group Inc.	1.06

TOTAL	16.28%

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). The Index measures the performance of the U.S. equity broad market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 17.63%, while the Index returned 17.88%.

Domestic equity markets, as measured by the Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Within the Index, sector performance was positive for the reporting period. The energy sector was the strongest performer, due largely to the escalation in oil prices. Materials also posted solid gains during the reporting period. Financials and information technology, which were two of the largest-represented sectors in the Index as of April 30, 2006, both performed well. The health care sector delivered the most modest gains.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mixed. Financial company JP Morgan Chase & Co. posted the strongest gains. Altria Group Inc. also performed well, as did Bank of America Corp. and Exxon Mobil Corp., the Fund’s largest holding. Health care company Johnson & Johnson and pharmaceutical company Pfizer Inc. were the two largest decliners for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe its corresponding index elsewhere in this report.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
38.69%	38.83%	38.17%	12.72%	12.71%	13.31%	13.06%	13.05%	13.60%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
38.69%	38.83%	38.17%	81.99%	81.87%	86.78%	105.88%	105.86%	111.62%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Oil & Gas	79.61%
Oil & Gas Services	17.70
Pipelines	2.45
Engineering & Construction	0.20
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Exxon Mobil Corp.	20.52%
Chevron Corp.	16.12
Schlumberger Ltd.	6.68
ConocoPhillips	6.48
Occidental Petroleum Corp.	4.80
Baker Hughes Inc.	3.09
Valero Energy Corp.	2.92
Halliburton Co.	2.91
Anadarko Petroleum Corp.	2.54
Devon Energy Corp.	2.51

TOTAL	68.57%

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market and includes companies in the following sectors: oil and gas producers, and oil equipment, services and distribution. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 38.69%, while the Index returned 38.17%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Energy-related stocks were some of the strongest performers during the reporting period, continuing to benefit from increasing oil prices. The higher prices helped fuel revenues for all types of energy companies held by the Fund, but particularly benefited equipment and services companies.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was positive. The strongest performer was energy equipment and services company Schlumberger Ltd. Valero Energy Corp. also logged strong gains, as did energy equipment and services companies Halliburton Co. and Baker Hughes Inc. Exxon Mobil Corp., the Fund’s largest holding, posted the most modest returns among the ten largest holdings for the reporting period.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.99%	3.06%	3.55%	0.65%	0.62%	1.23%	1.27%	1.27%	1.89%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.99%	3.06%	3.55%	3.29%	3.12%	6.30%	7.70%	7.70%	11.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Pharmaceuticals	42.19%
Health Care-Products	27.49
Health Care-Services	14.64
Biotechnology	12.70
Electronics	1.64
Insurance	0.82
Commercial Services	0.29
Distribution & Wholesale	0.08
Agriculture	0.06
Internet	0.03
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Pfizer Inc.	11.46%
Johnson & Johnson	10.60
Amgen Inc.	5.07
Merck & Co. Inc.	4.61
UnitedHealth Group Inc.	4.13
Abbott Laboratories	4.00
Wyeth	3.95
Medtronic Inc.	3.69
Lilly (Eli) & Co.	3.11
Bristol-Myers Squibb Co.	3.02

TOTAL	53.64%

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market and includes companies in the following sectors: healthcare equipment and services and pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 2.99%, while the Index returned 3.55%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Among healthcare-related shares, performance for the reporting period was mixed. In general, large pharmaceutical companies declined, due in part to FDA concerns about the potential side effects of several high profile drugs. Generic drug makers and biotechnology companies, on the other hand, generally posted gains.

Performance for the reporting period was mixed among the Fund’s ten largest holdings as of April 30, 2006. Biotechnology company Amgen Inc. posted the strongest gains among the ten largest holdings, followed by generic drug maker Wyeth. Johnson & Johnson was the largest decliner, followed by pharmaceutical companies Abbott Laboratories and Eli Lilly & Co.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.94%	21.18%	21.67%	(3.63)%	(3.66)%	(3.06)%	(12.46)%	(12.45)%	(11.93)%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.94%	21.18%	21.67%	(16.86)%	(17.00)%	(14.39)%	(54.76)%	(54.75)%	(53.10)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Computers	25.91%
Semiconductors	22.52
Telecommunications	20.79
Software	19.50
Internet	9.09
Office & Business Equipment	1.20
Other Industries	1.00
Short-Term and Other Net Assets	(0.01)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Microsoft Corp.	11.04%
International Business Machines Corp.	6.47
Cisco Systems Inc.	6.41
Intel Corp.	5.85
Hewlett-Packard Co.	4.56
QUALCOMM Inc.	4.20
Google Inc. Class A	4.15
Oracle Corp.	2.97
Apple Computer Inc.	2.97
Texas Instruments Inc.	2.80

TOTAL	51.42%

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market and includes companies in the following sectors: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 20.94%, while the Index returned 21.67%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Performance within the technology sector was mixed for the reporting period. Early reports of low business investments in computers and equipment penalized share prices of traditional chip-makers and computer companies. Share prices rebounded as more favorable business spending reports came out, but for the reporting period, still posted net losses or modest gains. Many internet-related companies, on the other hand, delivered robust gains for the reporting period.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Apple Computer Inc. posted the strongest gains, followed closely by search engine Google Inc. Hewlett-Packard Co. also logged strong gains, as did QUALCOMM Inc. Semiconductor company Intel Corp. and software giant Microsoft Corp. both declined for the reporting period.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.24%	15.33%	15.51%	(5.76)%	(5.78)%	(5.15)%	(10.64)%	(10.64)%	(8.56)%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.24%	15.33%	15.51%	(25.66)%	(25.75)%	(23.23)%	(48.74)%	(48.74)%	(41.21)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Telecommunications	96.93%
Holding Companies- Diversified	3.06
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Verizon Communications Inc.	19.41%
AT&T Inc.	17.51
Sprint Nextel Corp.	11.86
BellSouth Corp.	4.94
NII Holdings Inc. Class B	4.76
Alltel Corp.	4.75
CenturyTel Inc.	4.35
Qwest Communications International Inc.	3.62
BCE Inc.	3.48
Nextel Partners Inc. Class A	3.17

TOTAL	77.85%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market and includes companies in the following sectors: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 15.24%, while the Index returned 15.51%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

The telecommunications sector generally benefited from the healthy economic environment. Consolidation among telecommunications companies during the reporting period also contributed to increased share prices. Many wireless telecommunications companies, in particular, benefited from growing demand during the period, as well as speculation about consolidation activity.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mostly positive. Wireless company NII Holdings Inc. posted triple-digit gains for the reporting period. Qwest Communications International Inc. also logged strong gains. Additionally, BellSouth Corp. and CenturyTel Inc. both performed well. On the negative side, Verizon Communications Inc. declined for the reporting period.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.16%	8.16%	8.82%	0.97%	0.98%	1.54%	4.85%	4.85%	5.43%

Cumulative Total Returns
Year Ended 4/30/06			Five Years Ended 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.16%	8.16%	8.82%	4.96%	4.98%	7.94%	32.13%	32.11%	36.45%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Electric	85.93%
Gas	10.40
Pipelines	2.88
Water	0.65
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Exelon Corp.	7.71%
Duke Energy Corp.	7.21
Dominion Resources Inc.	5.54
Southern Co. (The)	5.10
TXU Corp.	4.79
FirstEnergy Corp.	3.56
Public Service Enterprise Group Inc.	3.36
Entergy Corp.	3.09
FPL Group Inc.	3.05
PG&E Corp.	2.93

TOTAL	46.34%

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market and includes companies in the following sectors: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 8.16%, while the Index returned 8.82%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

The utilities sector generally posted gains for the reporting period, although returns tended to lag those of the broader market. A decline in natural gas prices, combined with a relatively warm winter contributed to weak performance for some companies in the group.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mixed. Electric utility company FirstEnergy Corp. was the strongest performer, followed closely by TXU Corp. PG&E Corp. also performed well. On the negative side, electric utilities firms Entergy Corp., FPL Group Inc., and The Southern Co. were the largest decliners for the reporting period.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/06			Inception to 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.88%	11.02%	11.94%	13.49%	13.48%	14.12%	37.10%	37.05%	38.75%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Sector	% of Net Assets
Financial	41.58%
Utilities	20.80
Consumer Non-Cyclical	15.59
Basic Materials	7.13
Energy	4.62
Communications	3.76
Consumer Cyclical	3.73
Industrial	1.87
Technology	0.67
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
Altria Group Inc.	3.84%
Bank of America Corp.	3.17
PNC Financial Services Group	2.86
DTE Energy Co.	2.48
FirstEnergy Corp.	2.35
Pinnacle West Capital Corp.	2.33
Comerica Inc.	2.23
Unitrin Inc.	2.14
Merck & Co. Inc.	2.13
FPL Group Inc.	2.13

TOTAL	25.66%

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities in the Index, which have a similar profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 10.88%, while the Index returned 11.94%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Among the Fund’s ten largest holdings as of April 30, 2006, performance for the reporting period was mixed. Commercial bank PNC Financial Services Group posted the strongest gains. Energy company FirstEnergy Corp. also logged gains, benefiting from higher energy prices during the reporting period. Additionally, tobacco company Altria Group Inc. performed well. DTE Energy Co. was the largest decliner for the reporting period, followed by Pinnacle West Capital Corp. and FPL Group Inc.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of April 30, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/06			Inception to 4/30/06			Inception to 4/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.65%	36.58%	37.54%	22.94%	22.90%	23.42%	70.02%	69.88%	71.38%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/06
Industry	% of Net Assets
Transportation	85.19%
Airlines	10.26
Trucking & Leasing	4.59
Short-Term and Other Net Assets	(0.04)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 4/30/06
Security	% of Net Assets
FedEx Corp.	11.31%
Union Pacific Corp.	8.66
Expeditors International Washington Inc.	8.26
United Parcel Service Inc. Class B	7.78
Burlington Northern Santa Fe Corp.	6.31
CSX Corp.	5.96
Ryder System Inc.	5.13
Con-way Inc.	4.78
Norfolk Southern Corp.	4.62
GATX Corp.	4.59

TOTAL	67.40%

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Fund returned 36.65%, while the Index returned 37.54%.

Domestic equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted solid gains for the reporting period against a backdrop of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by April 30, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, the price of oil had topped $75 per barrel. Economic growth was healthy during the period, as evidenced by Gross Domestic Product (GDP) growth rates. For the first quarter of 2006, GDP grew at a 4.8% annual rate, its fastest rate since the third quarter of 2003. Consumer spending climbed at a 5.5% annual rate in the first quarter of 2006, and business investment levels also increased at a 14.3% annual rate for the first quarter of 2006.

Transportation-related companies generally performed well for the reporting period, benefiting largely from the healthy economic environment. Airlines, in particular, were helped by an increase in travel during the reporting period. Air freight companies also experienced higher demand due largely to the sound economic conditions.

All of the Fund’s ten largest holdings as of April 30, 2006 delivered positive returns for the reporting period. Air freight company Expeditors International Washington Inc. was the strongest performer, followed by railroad Norfolk Southern Corp. and freight company CSX Corp. Railroad Burlington Northern Santa Fe Corp. also performed well. United Parcel Service Inc. posted the most modest gains among the Fund’s ten largest holdings, but still provided double-digit returns.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,105.60	0.21%	$1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.75	0.21	1.05
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,174.50	0.61	3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,025.80	0.61	3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,085.80	0.61	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,131.70	0.61%	$3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,015.50	0.61	3.05
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06
Dow Jones Select Dividend
Actual	1,000.00	1,062.00	0.41	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.76	0.41	2.06
Dow Jones Transportation Average
Actual	1,000.00	1,223.90	0.60	3.31
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.82%
ADVERTISING – 0.24%
ADVO Inc.	1,161	$32,903
Catalina Marketing Corp.	1,524	36,088
Donnelley (R.H.) Corp.[1]	1,699	95,365
Getty Images Inc.[1]	1,741	111,441
Harte-Hanks Inc.	1,953	53,317
Interpublic Group of Companies Inc.[1]	15,322	146,785
Lamar Advertising Co.[1]	3,002	165,080
Omnicom Group Inc.	6,452	580,745
ValueVision Media Inc. Class A1	1,100	13,750

		1,235,474
AEROSPACE & DEFENSE – 1.73%
AAR Corp.[1]	1,117	29,802
Alliant Techsystems Inc.[1]	1,339	107,107
Armor Holdings Inc.[1]	1,136	69,376
BE Aerospace Inc.[1]	2,462	64,086
Boeing Co. (The)	25,677	2,142,746
Curtiss-Wright Corp.	1,628	53,952
DRS Technologies Inc.	1,354	75,188
Esterline Technologies Corp.[1]	802	35,545
General Dynamics Corp.	12,003	787,637
Goodrich (B.F.) Co.	4,296	191,172
Kaman Corp.	810	19,683
L-3 Communications Holdings Inc.	4,330	353,761
Lockheed Martin Corp.	12,385	940,021
Northrop Grumman Corp.	11,801	789,487
Raytheon Co.	15,955	706,328
Rockwell Collins Inc.	6,129	350,579
United Technologies Corp.	33,674	2,115,064

		8,831,534
AGRICULTURE – 1.57%
Altria Group Inc.	73,852	5,403,012
Archer-Daniels-Midland Co.	21,373	776,695
Bunge Ltd.	3,989	212,813
Delta & Pine Land Co.	1,276	37,744
Loews Corp. - Carolina Group	2,835	145,265
Monsanto Co.	9,533	795,052
Reynolds American Inc.	3,087	338,490
Universal Corp.	943	35,900
UST Inc.	5,922	260,153

		8,005,124
AIRLINES – 0.18%
AirTran Holdings Inc.[1]	3,180	44,456
Alaska Air Group Inc.[1]	1,263	47,943
AMR Corp.[1]	6,127	150,969
Continental Airlines Inc. Class B1	3,186	82,963
JetBlue Airways Corp.[1]	5,752	59,016
SkyWest Inc.	2,174	51,241
Southwest Airlines Co.	25,842	419,157
US Airways Group Inc.[1]	1,870	80,896

		936,641
APPAREL – 0.39%
Carter’s Inc.[1]	603	40,618
Coach Inc.[1]	13,744	453,827
Jones Apparel Group Inc.	4,387	150,693
Kellwood Co.	933	29,893
Liz Claiborne Inc.	3,847	150,225
Nike Inc. Class B	6,485	530,732
Phillips-Van Heusen Corp.	1,221	49,084
Polo Ralph Lauren Corp.	2,143	130,123
Quiksilver Inc.[1]	4,376	59,820
Russell Corp.	944	17,086
Stride Rite Corp.	1,495	20,945
Timberland Co. Class A1	1,885	64,184
Tommy Hilfiger Corp.[1]	3,050	50,782
VF Corp.	3,159	193,299
Wolverine World Wide Inc.	2,120	52,661

		1,993,972
AUTO MANUFACTURERS – 0.29%
Ford Motor Co.	64,217	446,308
General Motors Corp.[2]	15,160	346,861
Navistar International Corp.[1]	2,259	59,592
Oshkosh Truck Corp.	2,653	162,364
PACCAR Inc.	6,064	436,184
Wabash National Corp.	961	17,394

		1,468,703
AUTO PARTS & EQUIPMENT – 0.19%
American Axle & Manufacturing Holdings Inc.	1,496	26,345
ArvinMeritor Inc.	2,418	40,211
BorgWarner Inc.	2,076	126,075
Cooper Tire & Rubber Co.	2,349	29,832
Goodyear Tire & Rubber Co. (The)[1]	5,248	73,472

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Johnson Controls Inc.	6,839	$557,720
Lear Corp.[2]	2,486	58,620
Modine Manufacturing Co.	1,101	31,940
Superior Industries International Inc.[2]	788	14,830
Visteon Corp.[1]	4,809	28,277

		987,322
BANKS – 6.40%
AMCORE Financial Inc.	906	26,854
AmSouth Bancorp	12,364	357,814
Associated Bancorp	4,488	151,784
BancorpSouth Inc.	2,675	68,560
Bank of America Corp.	166,422	8,307,786
Bank of Hawaii Corp.	1,894	102,863
Bank of New York Co. Inc. (The)	27,720	974,358
BB&T Corp.	19,359	831,275
Cathay General Bancorp	1,505	57,581
Chittenden Corp.	1,570	43,269
Citizens Banking Corp.	1,449	37,891
City National Corp.	1,378	100,539
Colonial BancGroup Inc. (The)	5,528	143,341
Comerica Inc.	5,922	336,784
Commerce Bancorp Inc.	6,136	247,526
Commerce Bancshares Inc.	2,368	123,728
Compass Bancshares Inc.	4,427	243,308
Cullen/Frost Bankers Inc.	1,897	109,798
East West Bancorp Inc.	1,868	74,104
Fifth Third Bancorp.	16,805	679,258
First BanCorp (Puerto Rico)	2,664	28,238
First Horizon National Corp.	4,371	185,418
First Midwest Bancorp Inc.	1,497	53,937
FirstMerit Corp.	2,738	67,327
FNB Corp. (Pennsylvania)	1,716	28,794
Fremont General Corp.	2,392	53,198
Fulton Financial Corp.	5,716	94,028
Greater Bay Bancorp	1,858	51,318
Huntington Bancshares Inc.	8,212	198,320
Investors Financial Services Corp.	2,277	108,977
KeyCorp	14,552	556,177
M&T Bank Corp.	2,837	338,738
Marshall & Ilsley Corp.	6,888	314,919
Mellon Financial Corp.	14,956	562,794
Mercantile Bankshares Corp.	4,386	164,826
National City Corp.	20,014	738,517
North Fork Bancorp Inc.	15,737	474,156
Northern Trust Corp.	6,975	410,758
Old National Bancorp	2,518	51,972
Pacific Capital Bancorp	1,535	51,484
Park National Corp.[2]	416	41,725
PNC Financial Services Group	10,402	743,431
Popular Inc.	8,944	184,962
Provident Bankshares Corp.	1,254	43,589
Regions Financial Corp.	16,568	604,898
Republic Bancorp Inc.	2,467	28,296
Sky Financial Group Inc.	3,821	98,773
South Financial Group Inc. (The)	2,492	67,608
State Street Corp.	11,738	766,726
Sterling Bancshares Inc.	1,612	26,695
SunTrust Banks Inc.	12,851	993,768
Susquehanna Bancshares Inc.	1,774	42,345
SVB Financial Group[1,2]	1,308	66,407
Synovus Financial Corp.	9,174	256,872
TCF Financial Corp.	4,617	124,013
TD Banknorth Inc.	4,218	125,232
Texas Regional Bancshares Inc. Class A	1,788	51,262
TrustCo Bank Corp. NY2	2,517	29,122
Trustmark Corp.	1,839	57,763
U.S. Bancorp	64,708	2,034,420
UCBH Holdings Inc.	3,128	55,334
UnionBanCal Corp.	2,013	141,091
United Bancshares Inc.	1,438	52,458
Valley National Bancorp	3,877	100,957
W Holding Co. Inc.	4,577	34,282
Wachovia Corp.	58,016	3,472,258
Webster Financial Corp.	1,924	90,332
Wells Fargo & Co.	59,691	4,100,175
Westamerica Bancorp	1,154	59,016
Whitney Holding Corp.	2,143	76,205
Wilmington Trust Corp.	2,420	107,206
Wintrust Financial Corp.	765	39,589
Zions Bancorporation	3,755	311,778

		32,580,905

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
BEVERAGES – 1.74%
Anheuser-Busch Companies Inc.	27,741	$1,236,694
Brown-Forman Corp. Class B	1,590	118,455
Coca-Cola Co. (The)	77,890	3,268,264
Coca-Cola Enterprises Inc.	8,943	174,657
Constellation Brands Inc.[1]	6,912	170,726
Hansen Natural Corp.[1]	526	68,096
Molson Coors Brewing Co. Class B	2,616	193,218
Pepsi Bottling Group Inc.	4,683	150,324
PepsiAmericas Inc.	2,301	54,350
PepsiCo Inc.	59,137	3,444,139

		8,878,923
BIOTECHNOLOGY – 1.47%
Affymetrix Inc.[1,2]	2,390	68,473
Alexion Pharmaceuticals Inc.[1]	1,175	39,938
Amgen Inc.[1]	43,951	2,975,483
Applera Corp. – Celera Genomics Group[1]	2,547	30,539
Biogen Idec Inc.[1]	12,041	540,039
Bio-Rad Laboratories Inc. Class A1	689	45,067
Cambrex Corp.	951	19,286
Celgene Corp.[1]	12,212	514,858
Cell Genesys Inc.[1,2]	1,283	8,724
Charles River Laboratories International Inc.[1]	2,502	118,219
CuraGen Corp.[1,2]	1,438	5,766
Enzo Biochem Inc.[1]	889	10,917
Enzon Pharmaceuticals Inc.[1]	1,591	13,523
Genentech Inc.[1]	16,550	1,319,200
Genzyme Corp.[1]	9,217	563,712
Human Genome Sciences Inc.[1]	4,655	53,114
ICOS Corp.[1]	2,086	45,746
Incyte Corp.[1]	3,396	14,161
InterMune Inc.[1,2]	1,050	16,789
Invitrogen Corp.[1]	1,894	125,023
Martek Biosciences Corp.[1,2]	1,122	33,323
MedImmune Inc.[1]	8,938	281,279
Millennium Pharmaceuticals Inc.[1]	10,882	98,809
Millipore Corp.[1]	1,889	139,370
Myriad Genetics Inc.[1]	1,450	37,163
Nektar Therapeutics[1]	3,165	68,079
PDL BioPharma Inc.[1]	4,101	118,027
Regeneron Pharmaceuticals Inc.[1]	1,259	18,281
Savient Pharmaceuticals Inc.[1]	2,070	11,571
Telik Inc.[1,2]	1,990	36,596
Vertex Pharmaceuticals Inc.[1]	3,801	138,242

		7,509,317
BUILDING MATERIALS – 0.37%
American Standard Companies Inc.	6,168	268,493
Eagle Materials Inc.	1,784	118,190
ElkCorp	641	19,518
Florida Rock Industries Inc.	1,824	113,763
Lafarge North America Inc.	1,112	94,854
Lennox International Inc.	2,303	75,147
Martin Marietta Materials Inc.	1,686	178,986
Masco Corp.	15,663	499,650
Simpson Manufacturing Co. Inc.	1,204	48,148
Texas Industries Inc.	795	45,076
USG Corp.[1]	1,226	131,145
Vulcan Materials Co.	3,231	274,506

		1,867,476
CHEMICALS – 1.45%
Air Products & Chemicals Inc.	7,459	511,091
Airgas Inc.	2,399	97,040
Albemarle Corp.	1,280	61,210
Ashland Inc.	2,593	170,671
Cabot Corp.	1,930	69,480
Chemtura Corp.	8,412	102,626
Cytec Industries Inc.	1,265	76,495
Dow Chemical Co. (The)	34,405	1,397,187
Du Pont (E.I.) de Nemours and Co.	32,796	1,446,304
Eastman Chemical Co.	2,832	153,919
Ecolab Inc.	6,659	251,710
Engelhard Corp.	4,340	166,699
Ferro Corp.	1,572	30,308
FMC Corp.	1,249	79,386
Fuller (H.B.) Co.	976	51,045
Georgia Gulf Corp.	1,264	37,490
Hercules Inc.[1]	3,681	52,307
Huntsman Corp.[1]	3,481	68,402
International Flavors & Fragrances Inc.	3,134	110,724
Lubrizol Corp.	2,364	103,094

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Lyondell Chemical Co.	7,862	$189,474
MacDermid Inc.	935	32,070
Minerals Technologies Inc.	757	43,316
Mosaic Co. (The)[1]	4,503	67,545
Olin Corp.	2,518	51,745
OM Group Inc.[1]	971	27,809
PPG Industries Inc.	6,148	412,654
Praxair Inc.	11,621	652,287
Rohm & Haas Co.	5,166	261,400
RPM International Inc.	4,172	76,765
Schulman (A.) Inc.	1,147	27,459
Sensient Technologies Corp.	1,600	32,880
Sherwin-Williams Co. (The)	4,126	210,178
Sigma-Aldrich Corp.	2,069	141,954
Tronox Inc. Class B1	1,237	21,400
Valspar Corp. (The)	3,462	97,975
Wellman Inc.	1,274	7,045

		7,391,144
COAL – 0.25%
Arch Coal Inc.	2,598	246,784
CONSOL Energy Inc.	3,248	276,600
International Coal Group Inc.[1]	4,015	41,354
Massey Energy Co.	2,992	115,641
Peabody Energy Corp.	9,306	594,281

		1,274,660
COMMERCIAL SERVICES – 1.43%
Accenture Ltd.	20,335	591,138
ADESA Inc.	3,190	81,377
Albany Molecular Research Inc.[1]	799	7,990
Alliance Data Systems Corp.[1]	2,550	140,250
Apollo Group Inc. Class A1	4,985	272,380
ARAMARK Corp. Class B	4,334	121,829
Arbitron Inc.	1,115	39,761
Banta Corp.	755	38,188
BearingPoint Inc.[1]	6,630	61,526
Block (H & R) Inc.	10,575	241,427
Bowne & Co. Inc.	1,287	20,219
Career Education Corp.[1]	3,542	130,594
Cendant Corp.	36,711	639,873
Chemed Corp.	896	48,823
ChoicePoint Inc.[1]	3,173	139,707
Convergys Corp.[1]	5,137	100,017
Corinthian Colleges Inc.[1]	3,230	48,095
Corporate Executive Board Co. (The)	1,515	162,302
Corrections Corp. of America[1]	1,297	58,209
Deluxe Corp.	1,892	45,105
DeVry Inc.[1]	2,227	57,590
Donnelley (R.R.) & Sons Co.	7,824	263,591
Education Management Corp.[1]	2,347	99,654
Equifax Inc.	4,859	187,266
Forrester Research Inc.[1]	621	15,214
FTI Consulting Inc.[1]	1,583	45,495
Hewitt Associates Inc. Class A1	1,909	55,342
Hudson Highland Group Inc.[1]	1,038	20,916
Iron Mountain Inc.[1]	4,265	166,762
ITT Educational Services Inc.[1]	1,595	101,362
Labor Ready Inc.[1]	1,712	45,248
Laureate Education Inc.[1]	1,579	79,092
Live Nation Inc.[1]	2,218	42,142
Manpower Inc.	3,184	207,438
McKesson Corp.	9,946	483,276
Moody’s Corp.	8,978	556,726
MPS Group Inc.[1]	3,691	58,908
Navigant Consulting Inc.[1]	1,860	39,209
NCO Group Inc.[1]	1,185	25,418
PAREXEL International Corp.[1]	966	28,507
Paychex Inc.	12,044	486,457
Pharmaceutical Product Development Inc.	3,536	126,836
PHH Corp.[1]	1,822	50,797
Pre-Paid Legal Services Inc.[2]	508	17,170
Quanta Services Inc.[1]	3,445	55,878
Rent-A-Center Inc.[1]	2,668	73,690
Resources Connection Inc.[1]	1,535	41,291
Robert Half International Inc.	6,061	256,198
Service Corp. International	11,223	90,345
ServiceMaster Co. (The)	10,612	127,768
Sotheby’s Holdings Inc. Class A1	1,894	56,801
Spherion Corp.[1]	2,070	21,901
Stewart Enterprises Inc. Class A	3,365	19,517
Strayer Education Inc.	487	50,643
TeleTech Holdings Inc.[1,2]	1,297	16,653

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
United Rentals Inc.[1]	2,214	$78,973
Valassis Communications Inc.[1]	1,767	51,720
Viad Corp.	833	27,381
Weight Watchers International Inc.	1,663	82,069

		7,300,054
COMPUTERS – 3.76%
Advanced Digital Information Corp.[1]	2,255	19,145
Affiliated Computer Services Inc. Class A1	4,183	233,244
Agilysys Inc.	1,265	18,317
Anteon International Corp.[1]	1,254	68,531
Apple Computer Inc.[1]	30,235	2,128,242
BISYS Group Inc. (The)[1]	4,331	69,036
Brocade Communications Systems Inc.[1]	9,455	58,243
CACI International Inc. Class A1	1,057	66,105
Cadence Design Systems Inc.[1]	10,251	194,051
Ceridian Corp.[1]	5,289	128,152
CIBER Inc.[1]	2,066	14,152
Cognizant Technology Solutions Corp.[1]	4,959	315,442
Computer Sciences Corp.[1]	6,554	383,737
Dell Inc.[1]	73,870	1,935,394
Diebold Inc.	2,574	109,524
DST Systems Inc.[1]	1,964	120,825
Electronic Data Systems Corp.	18,595	503,553
Electronics For Imaging Inc.[1]	1,921	52,751
EMC Corp.[1]	85,376	1,153,430
FactSet Research Systems Inc.	1,314	58,000
Gateway Inc.[1]	8,431	18,548
Henry (Jack) & Associates Inc.	2,709	60,817
Hewlett-Packard Co.	100,440	3,261,287
Hutchinson Technology Inc.[1]	956	22,724
Imation Corp.	1,263	53,046
InFocus Corp.[1]	1,438	7,003
Intergraph Corp.[1]	1,047	46,089
International Business Machines Corp.	56,343	4,639,283
Kronos Inc.[1]	1,161	52,988
Lexar Media Inc.[1]	2,454	23,902
Lexmark International Inc.[1]	4,327	210,725
Maxtor Corp.[1]	9,145	88,524
McDATA Corp. Class A1	4,488	21,677
Mentor Graphics Corp.[1]	2,761	36,252
Mercury Computer Systems Inc.[1]	793	15,115
MICROS Systems Inc.[1]	1,298	54,256
M-Systems Flash Disk Pioneers Ltd.[1]	1,104	38,055
National Instruments Corp.	1,861	58,938
NCR Corp.[1]	6,606	260,276
Network Appliance Inc.[1]	13,056	483,986
Palm Inc.[1]	3,328	75,213
Perot Systems Corp. Class A1	3,180	47,954
Quantum Corp.[1]	5,914	20,226
RadiSys Corp.[1]	626	13,246
Reynolds & Reynolds Co. (The) Class A	2,319	68,967
SanDisk Corp.[1]	6,600	421,278
Seagate Technology	15,362	408,015
Silicon Storage Technology Inc.[1]	3,037	13,879
SRA International Inc. Class A1	1,140	36,503
Sun Microsystems Inc.[1]	120,789	603,945
Synopsys Inc.[1]	5,239	114,367
Unisys Corp.[1]	11,826	73,794
Western Digital Corp.[1]	7,459	156,937

		19,137,689
COSMETICS & PERSONAL CARE – 1.72%
Alberto-Culver Co.	2,879	129,469
Avon Products Inc.	16,452	536,500
Colgate-Palmolive Co.	18,480	1,092,538
Estee Lauder Companies Inc. (The) Class A	4,408	163,625
Procter & Gamble Co.	117,266	6,826,054

		8,748,186
DISTRIBUTION & WHOLESALE – 0.28%
CDW Corp.	2,272	135,229
Fastenal Co.	5,010	234,518
Genuine Parts Co.	6,146	268,273
Grainger (W.W.) Inc.	2,922	224,760
Ingram Micro Inc. Class A1	5,123	94,212
Owens & Minor Inc.	1,277	40,698
SCP Pool Corp.	1,881	87,880
Tech Data Corp.[1]	2,061	75,680

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
United Stationers Inc.[1]	1,242	$66,633
Watsco Inc.	801	50,823
WESCO International Inc.[1]	1,643	123,225

		1,401,931
DIVERSIFIED FINANCIAL SERVICES – 7.37%
Affiliated Managers Group Inc.[1]	1,217	123,282
American Express Co.	39,340	2,116,885
AmeriCredit Corp.[1]	4,451	134,776
Ameriprise Financial Inc.	7,865	385,700
Bear Stearns Companies Inc. (The)	3,863	550,516
BlackRock Inc.	501	75,922
Capital One Financial Corp.	10,692	926,355
Chicago Mercantile Exchange Holdings Inc.	1,006	460,748
CIT Group Inc.	7,067	381,689
Citigroup Inc.	180,366	9,009,282
CompuCredit Corp.[1]	1,373	54,851
Countrywide Financial Corp.	21,149	859,918
Doral Financial Corp.	3,333	26,364
E*TRADE Financial Corp.[1]	14,804	368,324
Eaton Vance Corp.	4,595	130,820
Edwards (A.G.) Inc.	2,670	141,083
Federal Home Loan Mortgage Corp.	24,646	1,504,885
Federal National Mortgage Association	34,487	1,745,042
Federated Investors Inc. Class B	3,402	119,410
First Marblehead Corp. (The)[2]	1,224	58,874
Franklin Resources Inc.	6,092	567,287
Friedman, Billings, Ramsey Group Inc. Class A	5,228	56,515
Goldman Sachs Group Inc. (The)	13,353	2,140,352
IndyMac Bancorp Inc.	2,246	108,527
Investment Technology Group Inc.[1]	1,477	78,266
Janus Capital Group Inc.	8,130	158,210
Jefferies Group Inc.	1,788	118,813
JP Morgan Chase & Co.	125,478	5,694,192
Knight Capital Group Inc. Class A1	3,879	65,012
LaBranche & Co. Inc.[1,2]	1,909	26,974
Lazard Ltd. Class A	1,276	56,654
Legg Mason Inc.	4,409	522,378
Lehman Brothers Holdings Inc.	9,637	1,456,633
Merrill Lynch & Co. Inc.	32,630	2,488,364
Morgan Stanley	34,885	2,243,105
Nasdaq Stock Market Inc. (The)[1]	2,877	107,657
National Financial Partners Corp.	1,084	56,368
Nuveen Investments Inc. Class A	2,706	130,213
Piper Jaffray Companies Inc.[1]	688	48,091
Raymond James Financial Inc.	3,268	99,184
Rowe (T.) Price Group Inc.	4,645	391,063
Schwab (Charles) Corp. (The)	37,790	676,441
SLM Corp.	14,902	788,018
SWS Group Inc.	643	17,612
TD Ameritrade Holding Corp.	11,157	207,074
Waddell & Reed Financial Inc. Class A	2,867	67,432

		37,545,161
ELECTRIC – 2.87%
AES Corp. (The)[1]	23,225	394,128
Allegheny Energy Inc.[1]	5,787	206,191
ALLETE Inc.	957	44,759
Alliant Energy Corp.	4,091	130,748
Ameren Corp.	7,255	365,434
American Electric Power Co. Inc.	14,095	471,619
Aquila Inc.[1]	12,157	52,640
Avista Corp.	1,769	37,167
Black Hills Corp.	1,102	40,113
CenterPoint Energy Inc.	9,926	119,311
Cleco Corp.	1,748	39,330
CMS Energy Corp.[1]	7,784	103,683
Consolidated Edison Inc.	8,683	374,411
Constellation Energy Group Inc.	6,404	351,708
Dominion Resources Inc.	12,392	927,789
DPL Inc.	4,535	123,216
DTE Energy Co.	6,268	255,609
Duke Energy Corp.	41,466	1,207,490
Duquesne Light Holdings Inc.[2]	2,865	48,619
Edison International	10,708	432,710
El Paso Electric Co.[1]	1,477	29,171
Energy East Corp.	5,294	127,903
Entergy Corp.	7,421	519,025
Exelon Corp.	23,903	1,290,762
FirstEnergy Corp.	11,792	597,972
FPL Group Inc.	12,952	512,899

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Great Plains Energy Inc.	2,649	$74,834
Hawaiian Electric Industries Inc.	2,963	79,616
IDACORP Inc.	1,436	48,896
MDU Resources Group Inc.	3,936	144,648
Northeast Utilities	5,288	106,553
NRG Energy Inc.[1]	3,347	159,284
NSTAR	3,842	106,231
OGE Energy Corp.	3,172	95,668
Pepco Holdings Inc.	6,702	154,682
PG&E Corp.	12,243	487,761
Pinnacle West Capital Corp.	3,485	139,748
PNM Resources Inc.	2,319	58,694
PPL Corp.	13,456	390,762
Progress Energy Inc.	9,054	387,511
Public Service Enterprise Group Inc.	8,951	561,228
Puget Energy Inc.	4,336	90,059
Reliant Energy Inc.[1]	10,530	119,515
SCANA Corp.	3,690	144,427
Sierra Pacific Resources Corp.[1]	6,369	89,930
Southern Co. (The)	26,513	854,514
TECO Energy Inc.	7,045	112,579
TXU Corp.	16,196	803,807
UniSource Energy Corp.	1,235	37,359
Westar Energy Inc.	3,222	67,469
Wisconsin Energy Corp.	4,174	162,995
WPS Resources Corp.	1,409	70,436
Xcel Energy Inc.	14,394	271,183

		14,624,796
ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
American Power Conversion Corp.	6,630	147,451
AMETEK Inc.	2,521	124,210
Artesyn Technologies Inc.[1]	1,445	15,881
Belden CDT Inc.	1,630	51,019
C&D Technologies Inc.	968	7,802
Emerson Electric Co.	14,649	1,244,433
Energizer Holdings Inc.[1]	2,154	110,177
Energy Conversion Devices Inc.[1]	1,293	64,663
General Cable Corp.[1]	1,662	52,469
GrafTech International Ltd.[1]	3,531	23,870
Hubbell Inc. Class B	1,770	91,420
Littelfuse Inc.[1]	794	25,638
Molex Inc.	2,058	76,393
Molex Inc. Class A	2,943	94,617
Power-One Inc.[1]	2,561	18,055

		2,148,098
ELECTRONICS – 0.84%
Agilent Technologies Inc.[1]	15,274	586,827
Amphenol Corp. Class A	3,188	184,266
Applera Corp. - Applied Biosystems Group	6,389	184,259
Arrow Electronics Inc.[1]	4,121	149,180
Avnet Inc.[1]	5,268	137,758
AVX Corp.	2,008	35,742
Benchmark Electronics Inc.[1]	2,137	58,340
Checkpoint Systems Inc.[1]	1,269	33,438
Coherent Inc.[1]	1,114	41,229
CTS Corp.	1,115	15,733
Cymer Inc.[1]	1,281	66,215
Dionex Corp.[1]	631	37,936
Electro Scientific Industries Inc.[1]	970	19,429
Fisher Scientific International Inc.[1]	4,433	312,748
Flextronics International Ltd.[1]	20,043	227,688
FLIR Systems Inc.[1]	2,448	59,854
Garmin Ltd.[2]	2,079	179,542
Gentex Corp.	5,442	79,780
Jabil Circuit Inc.[1]	6,429	250,667
KEMET Corp.[1]	3,208	34,678
Methode Electronics Inc.	1,301	12,750
Mettler Toledo International Inc.[1]	1,540	99,792
Molecular Devices Corp.[1]	638	20,416
Orbotech Ltd.[1]	1,125	28,586
Park Electrochemical Corp.	641	19,852
PerkinElmer Inc.	4,410	94,550
Photon Dynamics Inc.[1]	640	12,192
Plexus Corp.[1]	1,589	69,217
Sanmina-SCI Corp.[1]	18,101	93,944
Solectron Corp.[1]	33,264	133,056
Symbol Technologies Inc.	8,674	92,378
Taser International Inc.[1,2]	1,892	20,244
Technitrol Inc.	1,281	32,076
Tektronix Inc.	2,984	105,395
Thermo Electron Corp.[1]	5,739	221,181

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Thomas & Betts Corp.[1]	2,258	$128,593
Trimble Navigation Ltd.[1]	1,822	86,326
Varian Inc.[1]	1,025	44,352
Vishay Intertechnology Inc.[1]	6,225	97,234
Waters Corp.[1]	3,940	178,561

		4,286,004
ENERGY – ALTERNATE SOURCES – 0.02%
FuelCell Energy Inc.[1,2]	1,276	16,754
Headwaters Inc.[1,2]	1,375	46,310
KFx Inc.[1]	2,622	47,327

		110,391
ENGINEERING & CONSTRUCTION – 0.21%
Dycom Industries Inc.[1]	1,289	28,242
EMCOR Group Inc.[1]	1,009	50,500
Fluor Corp.	3,048	283,190
Foster Wheeler Ltd.[1]	2,319	103,335
Granite Construction Inc.	1,207	55,957
Insituform Technologies Inc. Class A1	959	24,435
Jacobs Engineering Group Inc.[1]	2,015	166,640
McDermott International Inc.[1]	2,179	132,483
Shaw Group Inc. (The)[1]	2,644	80,906
URS Corp.[1]	1,713	73,779
Washington Group International Inc.	856	47,602

		1,047,069
ENTERTAINMENT – 0.20%
Bally Technologies Inc.[1]	1,546	27,673
DreamWorks Animation SKG Inc. Class A1	1,687	45,718
GTECH Holdings Corp.	4,458	152,285
International Game Technology Inc.	11,899	451,329
International Speedway Corp. Class A	1,110	54,601
Macrovision Corp.[1]	1,947	44,586
Penn National Gaming Inc.[1]	2,249	91,579
Pinnacle Entertainment Inc.[1]	1,778	48,539
Scientific Games Corp. Class A1	2,470	94,082
Six Flags Inc.[1]	2,910	26,801

		1,037,193
ENVIRONMENTAL CONTROL – 0.25%
Allied Waste Industries Inc.[1]	7,288	103,198
Mine Safety Appliances Co.[2]	979	40,922
Republic Services Inc.	4,358	191,796
Stericycle Inc.[1]	1,604	105,607
Tetra Tech Inc.[1]	2,113	41,056
Waste Connections Inc.[1]	1,529	58,866
Waste Management Inc.	19,713	738,449

		1,279,894
FOOD – 1.41%
Albertson’s Inc.	12,486	316,270
Campbell Soup Co.	9,174	294,852
Chiquita Brands International Inc.	1,447	23,470
ConAgra Foods Inc.	18,436	418,128
Corn Products International Inc.	2,540	71,120
Dean Foods Co.[1]	4,700	186,167
Del Monte Foods Co.	7,332	85,491
Flowers Foods Inc.	2,100	58,989
General Mills Inc.	12,695	626,371
Hain Celestial Group Inc.[1]	1,435	38,601
Heinz (H.J.) Co.	12,573	521,905
Hershey Co. (The)	6,172	329,214
Hormel Foods Corp.	2,731	91,652
Kellogg Co.	8,259	382,474
Kraft Foods Inc.	8,676	271,038
Kroger Co.[1]	25,796	522,627
McCormick & Co. Inc. NVS	4,003	139,424
Performance Food Group Co.[1]	1,273	39,081
Ralcorp Holdings Inc.[1]	1,118	41,679
Safeway Inc.	16,054	403,437
Sara Lee Corp.	28,237	504,595
Smithfield Foods Inc.[1]	3,230	86,887
Smucker (J.M.) Co. (The)	2,067	81,150
SUPERVALU Inc.	4,899	142,120
Sysco Corp.	22,158	662,303
Tootsie Roll Industries Inc.	878	25,682
TreeHouse Foods Inc.[1]	1,072	28,086
Tyson Foods Inc. Class A	8,649	126,275
United Natural Foods Inc.[1]	1,204	38,492
Whole Foods Market Inc.	4,933	302,788
Wild Oats Markets Inc.[1]	806	13,847
Wrigley (William Jr.) Co.	4,557	214,498
Wrigley (William Jr.) Co. Class B	1,594	75,077

		7,163,790

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.46%
Bowater Inc.	2,077	$56,640
Caraustar Industries Inc.[1]	1,120	11,099
International Paper Co.	17,447	634,198
Louisiana-Pacific Corp.	3,865	106,597
MeadWestvaco Corp.	6,695	190,874
Neenah Paper Inc.	537	17,232
Plum Creek Timber Co. Inc.	6,684	242,629
Pope & Talbot Inc.	472	3,800
Potlatch Corp.	1,591	61,954
Rayonier Inc.	2,652	109,156
Smurfit-Stone Container Corp.[1]	9,167	118,713
Temple-Inland Inc.	4,020	186,689
Wausau Paper Corp.	1,561	22,447
Weyerhaeuser Co.	8,032	566,015

		2,328,043
GAS – 0.34%
AGL Resources Inc.	2,690	95,172
Atmos Energy Corp.	2,720	72,189
Energen Corp.	2,242	79,075
KeySpan Corp.	6,333	255,727
New Jersey Resources Corp.	928	41,083
Nicor Inc.	1,463	57,949
NiSource Inc.	9,589	202,424
Northwest Natural Gas Co.	962	33,227
ONEOK Inc.	3,102	102,397
Peoples Energy Corp.[2]	1,281	46,539
Piedmont Natural Gas Co.	2,388	58,578
Sempra Energy	7,975	367,010
Southern Union Co.	3,829	99,248
UGI Corp.	3,692	82,701
Vectren Corp.	2,811	75,110
WGL Holdings Inc.	1,756	51,662

		1,720,091
HAND & MACHINE TOOLS – 0.14%
Black & Decker Corp.	2,924	273,716
Kennametal Inc.	1,317	81,456
Lincoln Electric Holdings Inc.	1,383	75,802
Regal-Beloit Corp.	1,179	55,012
Snap-On Inc.	1,898	78,767
Stanley Works (The)	3,089	161,400

		726,153
HEALTH CARE - PRODUCTS – 3.17%
Advanced Medical Optics Inc.[1]	2,279	106,201
Alcon Inc.	2,824	287,229
American Medical Systems Holdings Inc.[1]	2,402	53,348
ArthroCare Corp.[1,2]	808	36,627
Bard (C.R.) Inc.	3,723	277,215
Bausch & Lomb Inc.	1,904	93,201
Baxter International Inc.	22,067	831,926
Beckman Coulter Inc.	2,251	115,611
Becton, Dickinson & Co.	8,339	525,691
Biomet Inc.	8,303	308,706
Biosite Inc.[1]	565	31,866
Boston Scientific Corp.[1]	40,888	950,237
Cooper Companies Inc.	1,568	85,958
Cyberonics Inc.[1]	781	18,111
Cytyc Corp.[1]	4,021	103,943
Dade Behring Holdings Inc.	3,263	127,257
Datascope Corp.	488	18,856
DENTSPLY International Inc.	2,565	153,054
Diagnostic Products Corp.	849	49,242
Edwards Lifesciences Corp.[1]	2,185	97,101
Gen-Probe Inc.[1]	1,799	96,193
Haemonetics Corp.[1]	960	52,320
Henry Schein Inc.[1]	3,188	148,625
Hillenbrand Industries Inc.	2,072	106,418
Hologic Inc.[1]	1,631	77,750
IDEXX Laboratories Inc.[1]	1,229	102,265
Immucor Inc.[1]	1,680	48,804
Intuitive Surgical Inc.[1]	1,280	162,560
Invacare Corp.	1,112	34,083
Johnson & Johnson	106,014	6,213,481
Kinetic Concepts Inc.[1]	1,750	76,405
Kyphon Inc.[1]	1,189	49,403
Medtronic Inc.	43,079	2,159,119
Mentor Corp.	1,430	61,962
Oakley Inc.	954	17,325
Patterson Companies Inc.[1,2]	4,170	135,859
PolyMedica Corp.	931	38,460
PSS World Medical Inc.[1]	2,497	45,046
ResMed Inc.[1]	2,569	110,852
Respironics Inc.[1]	2,495	91,367
St. Jude Medical Inc.[1]	13,013	513,753

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Steris Corp.	2,565	$59,046
Stryker Corp.	9,968	436,100
Sybron Dental Specialties Inc.[1]	1,444	67,926
TECHNE Corp.[1]	1,314	74,451
Varian Medical Systems Inc.[1]	4,702	246,291
Ventana Medical Systems Inc.[1]	1,045	50,892
Viasys Healthcare Inc.[1]	963	28,004
Zimmer Holdings Inc.[1]	8,786	552,639

		16,128,779
HEALTH CARE – SERVICES – 1.69%
Aetna Inc.	20,409	785,747
AMERIGROUP Corp.[1]	1,772	45,771
Apria Healthcare Group Inc.[1]	1,782	39,026
Centene Corp.[1]	1,579	40,565
Community Health Systems Inc.[1]	3,108	112,634
Covance Inc.[1]	2,235	130,412
Coventry Health Care Inc.[1]	5,697	282,970
DaVita Inc.[1]	3,551	199,779
HCA Inc.	14,433	633,464
Health Management Associates Inc. Class A	8,691	179,991
Health Net Inc.[1]	4,014	163,370
Healthways Inc.[1]	1,278	62,699
Humana Inc.[1]	5,720	258,430
Laboratory Corp. of America Holdings[1]	4,816	274,994
LifePoint Hospitals Inc.[1,2]	1,801	57,092
Lincare Holdings Inc.[1]	3,543	140,055
Manor Care Inc.	2,844	124,709
Odyssey Healthcare Inc.[1]	1,247	21,685
Pediatrix Medical Group Inc.[1]	1,604	81,194
Psychiatric Solutions Inc.[1]	1,936	64,004
Quest Diagnostics Inc.	5,607	312,478
Sierra Health Services Inc.[1]	1,738	68,147
Sunrise Senior Living Inc.[1]	1,278	47,542
Tenet Healthcare Corp.[1]	16,937	140,916
Triad Hospitals Inc.[1]	3,072	126,566
United Surgical Partners International Inc.[1]	1,622	53,542
UnitedHealth Group Inc.	48,532	2,413,982
Universal Health Services Inc. Class B	1,908	96,907
WellPoint Inc.[1]	23,377	1,659,767

		8,618,438
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.	2,842	172,652
Walter Industries Inc.	1,477	97,969

		270,621
HOME BUILDERS – 0.43%
Beazer Homes USA Inc.	1,374	79,184
Centex Corp.	4,566	253,870
Champion Enterprises Inc.[1]	2,544	38,821
Fleetwood Enterprises Inc.[1]	2,051	19,279
Horton (D.R.) Inc.	9,787	293,806
Hovnanian Enterprises Inc. Class A1	1,264	50,269
KB Home	2,730	168,086
Lennar Corp. Class A	4,414	242,461
Lennar Corp. Class B	340	17,306
M.D.C. Holdings Inc.	1,189	68,700
Meritage Homes Corp.[1]	836	54,825
Monaco Coach Corp.	1,116	15,535
NVR Inc.[1]	201	151,755
Pulte Homes Inc.	7,560	282,366
Ryland Group Inc.	1,701	107,350
Standard-Pacific Corp.	2,388	75,723
Thor Industries Inc.[2]	1,300	65,624
Toll Brothers Inc.[1]	4,258	136,895
WCI Communities Inc.[1]	1,265	32,422
Winnebago Industries Inc.[2]	931	27,418

		2,181,695
HOME FURNISHINGS – 0.11%
Audiovox Corp. Class A1	639	7,757
Ethan Allen Interiors Inc.[2]	1,021	45,833
Furniture Brands International Inc.[2]	1,480	34,040
Harman International Industries Inc.	2,150	189,179
La-Z-Boy Inc.[2]	1,890	28,955
Whirlpool Corp.	2,663	239,004

		544,768
HOUSEHOLD PRODUCTS & WARES – 0.48%
ACCO Brands Corp.[1]	1,603	34,432
American Greetings Corp. Class A	2,245	50,557
Avery Dennison Corp.	3,512	219,500
Blyth Inc.	1,075	22,091
Church & Dwight Co. Inc.	2,169	79,537
Clorox Co. (The)	5,338	342,593

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Fortune Brands Inc.	5,228	$419,808
Fossil Inc.[1]	1,954	31,772
Harland (John H.) Co.	879	36,435
Jarden Corp.[1]	1,606	54,604
Kimberly-Clark Corp.	16,668	975,578
Scotts Miracle-Gro Co. (The) Class A	1,542	68,249
Spectrum Brands Inc.[1]	1,157	19,148
Tupperware Brands Corp.	1,928	40,681
WD-40 Co.	626	19,675
Yankee Candle Co. Inc. (The)	1,637	49,339

		2,463,999
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	9,906	271,623
Toro Co.	1,574	77,834

		349,457
INSURANCE – 4.70%
ACE Ltd.	11,220	623,159
AFLAC Inc.	17,949	853,295
Allstate Corp. (The)	23,132	1,306,727
Ambac Financial Group Inc.	3,766	310,168
American Financial Group Inc.	1,442	63,852
American International Group Inc.	81,290	5,304,173
American National Insurance Co.	583	69,523
AmerUs Group Co.	1,303	76,421
AON Corp.	9,456	396,301
Arch Capital Group Ltd.[1]	1,028	62,451
Assurant Inc.	4,155	200,146
Axis Capital Holdings Ltd.	4,201	125,274
Berkley (W.R.) Corp.	5,964	223,173
Brown & Brown Inc.	4,071	127,137
Chubb Corp.	14,282	736,094
CIGNA Corp.	4,467	477,969
Cincinnati Financial Corp.	5,538	236,140
Commerce Group Inc.	1,123	65,145
Conseco Inc.[1]	5,194	131,149
Delphi Financial Group Inc. Class A	969	50,766
Endurance Specialty Holdings Ltd.	2,057	63,685
Erie Indemnity Co. Class A	976	49,708
Everest Re Group Ltd.	2,140	194,740
Fidelity National Financial Inc.	5,784	242,812
First American Corp.	2,917	124,264
Gallagher (Arthur J.) & Co.	3,361	92,226
Genworth Financial Inc. Class A	16,200	537,840
Hanover Insurance Group Inc. (The)	1,923	101,727
Hartford Financial Services Group Inc. (The)	10,724	985,857
HCC Insurance Holdings Inc.	4,021	134,663
Hilb, Rogal & Hobbs Co.	1,330	54,370
Horace Mann Educators Corp.	1,439	25,053
IPC Holdings Ltd.	1,813	48,353
Lincoln National Corp.	10,454	607,168
Loews Corp.	4,511	478,843
Markel Corp.[1]	315	110,014
Marsh & McLennan Companies Inc.	18,596	570,339
MBIA Inc.	4,847	289,027
Mercury General Corp.	962	51,342
MetLife Inc.	15,074	785,355
MGIC Investment Corp.	3,417	241,582
Montpelier Re Holdings Ltd.	3,097	50,017
Nationwide Financial Services Inc.	2,102	92,236
Ohio Casualty Corp.	2,418	71,694
Old Republic International Corp.	7,739	172,193
PartnerRe Ltd.	1,906	119,220
Philadelphia Consolidated Holding Corp.[1]	1,995	66,094
Phoenix Companies Inc.	3,655	55,519
Platinum Underwriters Holdings Ltd.	1,736	47,862
PMI Group Inc. (The)	3,446	159,033
Principal Financial Group Inc.	10,061	516,230
ProAssurance Corp.[1]	940	47,357
Progressive Corp. (The)	6,200	672,886
Protective Life Corp.	2,343	118,087
Prudential Financial Inc.	18,003	1,406,574
Radian Group Inc.	3,102	194,557
Reinsurance Group of America Inc.	1,243	59,788
RenaissanceRe Holdings Ltd.	2,501	105,167
SAFECO Corp.	4,366	226,595
Selective Insurance Group Inc.	954	53,100
St. Paul Travelers Companies Inc.	24,704	1,087,717
StanCorp Financial Group Inc.	1,954	96,410
Torchmark Corp.	3,641	218,861
Transatlantic Holdings Inc.	983	56,473

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Unitrin Inc.	1,608	$78,551
UNUMProvident Corp.	10,342	210,046
White Mountains Insurance Group Ltd.	281	146,542
Willis Group Holdings Ltd.	4,316	151,707
XL Capital Ltd. Class A	6,242	411,285

		23,919,832
INTERNET – 1.86%
Agile Software Corp.[1]	1,606	11,194
Akamai Technologies Inc.[1]	5,443	183,375
Amazon.com Inc.[1]	10,671	375,726
aQuantive Inc.[1]	2,359	59,117
Ariba Inc.[1]	2,882	26,630
Avocent Corp.[1]	1,774	47,792
Check Point Software Technologies Ltd.[1]	6,425	124,324
CheckFree Corp.[1]	2,653	142,917
CNET Networks Inc.[1]	5,090	54,870
Digital River Inc.[1]	1,146	49,897
Digitas Inc.[1]	2,915	41,131
EarthLink Inc.[1]	4,612	41,923
eBay Inc.[1]	37,200	1,280,052
Emdeon Corp.[1]	9,978	113,849
Entrust Inc.[1]	1,776	5,914
eResearch Technology Inc.[1,2]	1,589	18,003
Expedia Inc.[1]	9,552	178,145
F5 Networks Inc.[1]	1,395	81,691
Google Inc. Class A1	7,102	2,968,210
IAC/InterActiveCorp[1]	8,598	248,224
InfoSpace Inc.[1]	948	24,202
Internet Security Systems Inc.[1]	1,325	29,733
Interwoven Inc.[1]	1,475	14,971
Keynote Systems Inc.[1]	820	9,028
MatrixOne Inc.[1]	1,599	11,529
McAfee Inc.[1]	5,940	154,975
Monster Worldwide Inc.[1]	3,889	223,229
NetBank Inc.	1,757	12,299
NetFlix Inc.[1,2]	1,700	50,388
NutriSystem Inc.[1]	876	59,445
Openwave Systems Inc.[1]	3,286	61,152
Priceline.com Inc.[1]	763	18,648
RealNetworks Inc.[1]	4,010	40,180
RSA Security Inc.[1]	2,399	50,235
S1 Corp.[1]	2,393	12,372
SonicWALL Inc.[1]	1,931	16,394
Stamps.com Inc.[1]	814	22,955
Symantec Corp.[1]	37,060	607,043
TIBCO Software Inc.[1]	7,147	61,607
United Online Inc.	2,263	29,170
ValueClick Inc.[1]	3,303	55,656
VeriSign Inc.[1]	9,126	214,644
Vignette Corp.[1]	929	14,725
webMethods Inc.[1]	1,767	16,910
Websense Inc.[1]	1,514	37,638
Yahoo! Inc.[1]	47,421	1,554,460

		9,456,572
IRON & STEEL – 0.32%
AK Steel Holding Corp.[1]	3,847	57,359
Allegheny Technologies Inc.	3,127	216,826
Carpenter Technology Corp.	841	100,037
Chaparral Steel Co.[1]	795	50,180
Cleveland-Cliffs Inc.	758	64,877
Nucor Corp.	5,013	545,515
Oregon Steel Mills Inc.[1]	1,213	60,080
Reliance Steel & Aluminum Co.	1,153	102,559
Ryerson Inc.	915	26,883
Steel Dynamics Inc.	1,748	109,145
United States Steel Corp.	4,047	277,220

		1,610,681
LEISURE TIME – 0.36%
Brunswick Corp.	3,489	136,839
Callaway Golf Co.	2,472	39,503
Carnival Corp.	15,266	714,754
Harley-Davidson Inc.	9,870	501,791
Multimedia Games Inc.[1,2]	809	11,156
Nautilus Inc.[2]	1,088	17,843
Polaris Industries Inc.	1,531	73,335
Royal Caribbean Cruises Ltd.	4,768	199,255
Sabre Holdings Corp.	4,789	110,578
WMS Industries Inc.[1]	1,012	31,625

		1,836,679
LODGING – 0.56%
Aztar Corp.[1]	1,260	59,850
Boyd Gaming Corp.	1,620	80,708
Gaylord Entertainment Co.[1]	1,499	66,331

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Harrah’s Entertainment Inc.	6,577	$536,946
Hilton Hotels Corp.	12,985	349,816
Las Vegas Sands Corp.[1]	4,535	293,913
Marriott International Inc. Class A	6,756	493,661
MGM Mirage[1]	4,374	196,393
Starwood Hotels & Resorts Worldwide Inc.	7,786	446,761
Station Casinos Inc.	1,839	141,750
Wynn Resorts Ltd.[1]	2,405	183,045

		2,849,174
MACHINERY – 0.92%
AGCO Corp.[1]	3,345	79,176
Albany International Corp. Class A	942	36,832
Astec Industries Inc.[1]	480	18,888
Briggs & Stratton Corp.	1,746	58,910
Caterpillar Inc.	23,907	1,810,716
Cognex Corp.	1,439	38,349
Cummins Inc.	1,377	143,897
Deere & Co.	8,352	733,139
Flowserve Corp.[1]	1,928	110,899
Gardner Denver Inc.[1]	871	64,916
Graco Inc.	2,439	114,023
IDEX Corp.	1,785	90,678
Intermec Inc.[1]	1,789	47,391
JLG Industries Inc.	3,478	99,749
Joy Global Inc.	4,407	289,496
Manitowoc Co. Inc. (The)	2,160	107,114
Nordson Corp.	1,132	60,505
Presstek Inc.[1]	1,137	13,599
Rockwell Automation Inc.	5,728	415,051
Stewart & Stevenson Services Inc.	965	33,843
Terex Corp.[1]	1,800	155,790
Wabtec Corp.	1,707	62,357
Zebra Technologies Corp. Class A1	2,557	101,487

		4,686,805
MANUFACTURING – 4.84%
Actuant Corp. Class A	938	59,985
Acuity Brands Inc.	1,488	61,425
AptarGroup Inc.	1,098	57,546
Brink’s Co. (The)	1,880	95,504
Carlisle Companies Inc.	1,112	93,964
Ceradyne Inc.[1]	830	43,990
CLARCOR Inc.	1,862	65,170
Cooper Industries Ltd.	3,229	295,292
Crane Co.	1,815	76,684
Danaher Corp.	9,146	586,350
Donaldson Co. Inc.	2,606	86,623
Dover Corp.	7,293	362,827
Eastman Kodak Co.[2]	10,394	280,222
Eaton Corp.	5,286	405,172
ESCO Technologies Inc.[1]	826	41,878
General Electric Co.	378,135	13,079,690
Harsco Corp.	1,446	120,524
Hexcel Corp.[1]	3,295	72,787
Honeywell International Inc.	27,487	1,168,198
Illinois Tool Works Inc.	8,954	919,576
Ingersoll-Rand Co. Class A	11,873	519,444
ITT Industries Inc.	6,610	371,680
Jacuzzi Brands Inc.[1]	2,857	27,913
Lancaster Colony Corp.	909	37,314
Leggett & Platt Inc.	6,915	183,455
Matthews International Corp. Class A	1,161	40,403
Pall Corp.	4,442	134,060
Parker Hannifin Corp.	4,309	349,244
Pentair Inc.	3,548	135,817
Roper Industries Inc.	2,964	140,671
SPX Corp.	2,523	138,134
Teleflex Inc.	1,261	82,268
Textron Inc.	3,972	357,281
3M Co.	24,667	2,107,302
Tredegar Corp.	955	15,337
Trinity Industries Inc.	1,816	115,316
Tyco International Ltd.	72,171	1,901,706

		24,630,752
MEDIA – 3.17%
Belo (A.H.) Corp.	3,518	64,485
Cablevision Systems Corp.	7,406	150,120
CBS Corp. Class A	643	16,371
CBS Corp. Class B	23,485	598,163
Charter Communications Inc. Class A1	17,663	20,842
Clear Channel Communications Inc.	17,624	502,813

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Comcast Corp. Class A1	44,953	$1,391,295
Comcast Corp. Class A Special[1]	28,614	882,170
Cox Radio Inc. Class A1	1,271	16,409
Cumulus Media Inc. Class A1	1,921	20,286
DIRECTV Group Inc. (The)[1]	32,679	558,157
Discovery Holding Co. Class A1	9,670	144,083
Dow Jones & Co. Inc.	1,698	62,775
EchoStar Communications Corp.[1]	7,396	228,536
Emmis Communications Corp.[1]	1,303	16,027
Entercom Communications Corp.	1,438	38,064
Gannett Co. Inc.	8,791	483,505
Gemstar-TV Guide International Inc.[1]	9,664	31,988
Hearst-Argyle Television Inc.	941	21,662
Hollinger International Inc.	1,411	11,246
Knight Ridder Inc.	2,476	153,512
Lee Enterprises Inc.	1,274	39,239
Liberty Global Inc. Class A1	8,122	168,207
Liberty Global Inc. Class C1	8,317	166,091
Liberty Media Corp. Class A1	95,338	796,072
McClatchy Co. (The) Class A2	763	34,488
McGraw-Hill Companies Inc. (The)	13,377	744,564
Media General Inc. Class A	792	32,535
Meredith Corp.	1,410	69,936
New York Times Co. Class A2	5,149	127,644
News Corp. Class A	67,020	1,150,063
News Corp. Class B	18,795	342,633
Radio One Inc. Class D1	2,556	18,378
Readers Digest Association Inc. (The)	3,721	51,275
Scholastic Corp.[1]	905	24,019
Scripps (E.W.) Co. Class A	2,862	131,881
Sinclair Broadcast Group Inc. Class A	1,451	11,390
Sirius Satellite Radio Inc.[1]	42,087	196,967
Time Warner Inc.	162,932	2,835,017
Tribune Co.	7,520	216,802
Univision Communications Inc. Class A1	8,373	298,832
Viacom Inc. Class A1	659	26,241
Viacom Inc. Class B1	23,542	937,678
Walt Disney Co. (The)	68,610	1,918,336
Washington Post Co. (The) Class B	223	170,818
Westwood One Inc.	2,825	27,261
Wiley (John) & Sons Inc. Class A	1,389	50,893
XM Satellite Radio Holdings Inc. Class A1	8,007	161,902

		16,161,671
METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	2,148	116,851
Kaydon Corp.	1,074	46,118
Mueller Industries Inc.	1,161	43,979
Precision Castparts Corp.	4,678	294,620
Quanex Corp.	1,446	61,831
Timken Co. (The)	3,043	106,201
Worthington Industries Inc.	2,654	52,417

		722,017
MINING – 0.66%
Alcoa Inc.	31,117	1,051,132
Coeur d’Alene Mines Corp.[1]	9,314	65,012
Freeport-McMoRan Copper & Gold Inc.	6,459	417,122
Meridian Gold Inc.[1]	3,389	110,143
Newmont Mining Corp.	14,856	866,996
Phelps Dodge Corp.	7,236	623,671
RTI International Metals Inc.[1]	876	52,683
Southern Copper Corp.[2]	1,354	134,114
Stillwater Mining Co.[1]	1,444	24,505
USEC Inc.	2,693	34,201

		3,379,579
OFFICE & BUSINESS EQUIPMENT – 0.17%
IKON Office Solutions Inc.	3,154	41,633
Pitney Bowes Inc.	8,062	337,395
Xerox Corp.[1]	34,132	479,213

		858,241
OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	2,503	77,067
HNI Corp.	1,637	86,565
Interface Inc. Class A1	1,767	22,724
Steelcase Inc. Class A	2,077	38,881

		225,237
OIL & GAS – 7.54%
Amerada Hess Corp.	3,016	432,102
Anadarko Petroleum Corp.	8,026	841,285
Apache Corp.	11,741	834,081

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Atwood Oceanics Inc.[1]	1,008	$53,777
Berry Petroleum Co. Class A	661	48,716
Cabot Oil & Gas Corp.	1,689	83,200
Cheniere Energy Inc.[1]	1,854	79,444
Chesapeake Energy Corp.	13,039	413,076
Chevron Corp.	80,371	4,904,238
Cimarex Energy Co.	2,914	125,156
Comstock Resources Inc.[1]	1,321	41,057
ConocoPhillips	54,896	3,672,542
Denbury Resources Inc.[1]	4,114	134,116
Devon Energy Corp.	14,920	896,841
Diamond Offshore Drilling Inc.	2,196	199,331
Encore Acquisition Co.[1]	1,549	47,461
ENSCO International Inc.	5,419	289,862
EOG Resources Inc.	8,635	606,436
Exxon Mobil Corp.	217,711	13,733,210
Forest Oil Corp.[1]	1,845	67,472
Frontier Oil Corp.	2,030	122,876
GlobalSantaFe Corp.	8,661	530,140
Grey Wolf Inc.[1]	6,808	53,102
Helmerich & Payne Inc.	1,740	126,568
Holly Corp.	935	72,154
Houston Exploration Co.[1]	1,003	56,088
Hugoton Royalty Trust	730	20,185
KCS Energy Inc.[1]	1,628	47,782
Kerr-McGee Corp.	3,784	377,870
Marathon Oil Corp.	12,995	1,031,283
Mariner Energy Inc.[1]	2,484	48,314
Murphy Oil Corp.	6,252	313,725
Nabors Industries Ltd.[1]	11,190	417,723
Newfield Exploration Co.[1]	4,449	198,425
Noble Corp.	4,730	373,386
Noble Energy Inc.	6,192	278,516
Occidental Petroleum Corp.	15,201	1,561,751
Parker Drilling Co.[1]	3,678	30,895
Patterson-UTI Energy Inc.	6,288	203,480
Pioneer Natural Resources Co.	4,482	191,919
Plains Exploration & Production Co.[1]	2,652	97,779
Pogo Producing Co.	1,903	94,560
Pride International Inc.[1]	5,713	199,327
Quicksilver Resources Inc.[1]	1,903	78,860
Range Resources Corp.	4,614	122,409
Rowan Companies Inc.	3,953	175,236
Southwestern Energy Co.[1]	5,904	212,662
St. Mary Land & Exploration Co.	2,159	91,023
Stone Energy Corp.[1]	957	45,075
Sunoco Inc.	4,818	390,451
Swift Energy Co.[1]	910	38,548
Tesoro Corp.	2,368	165,571
TODCO Class A	2,232	102,382
Transocean Inc.[1]	11,777	954,761
Unit Corp.[1]	1,442	83,276
Valero Energy Corp.	22,081	1,429,524
Whiting Petroleum Corp.[1]	1,185	50,066
XTO Energy Inc.	12,414	525,733

		38,416,828
OIL & GAS SERVICES – 1.71%
Baker Hughes Inc.	12,201	986,207
BJ Services Co.	11,526	438,564
Cooper Cameron Corp.[1]	4,050	203,472
Core Laboratories NV1	926	56,718
FMC Technologies Inc.[1]	2,514	137,214
Global Industries Ltd.[1]	3,208	50,911
Grant Prideco Inc.[1]	4,503	230,554
Halliburton Co.	18,305	1,430,536
Hanover Compressor Co.[1]	3,187	64,250
Helix Energy Solutions Group Inc.[1]	2,568	99,690
Hydril Co. LP1	749	60,040
Input/Output Inc.[1,2]	2,741	27,629
Lone Star Technologies Inc.[1]	1,145	60,696
Maverick Tube Corp.[1]	1,619	88,106
National Oilwell Varco Inc.[1]	6,134	423,062
Newpark Resources Inc.[1]	2,568	17,103
Oceaneering International Inc.[1]	985	60,115
Schlumberger Ltd.	41,992	2,903,327
SEACOR Holdings Inc.[1]	744	65,807
Smith International Inc.	7,566	319,512
Superior Energy Services Inc.[1]	2,741	88,123
Tetra Technologies Inc.[1]	1,157	56,924
Tidewater Inc.	1,921	111,879
Veritas DGC Inc.[1]	1,124	53,862
Weatherford International Ltd.[1]	12,431	657,973

		8,692,274

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
PACKAGING & CONTAINERS – 0.18%
Ball Corp.	3,347	$133,813
Bemis Co. Inc.	3,784	119,045
Chesapeake Corp.	672	9,455
Crown Holdings Inc.[1]	5,900	94,577
Owens-Illinois Inc.[1]	4,838	88,439
Packaging Corp. of America	2,707	60,853
Pactiv Corp.[1]	5,313	129,318
Sealed Air Corp.	3,028	163,058
Sonoco Products Co.	3,504	109,745

		908,303
PHARMACEUTICALS – 5.19%
Abbott Laboratories	54,800	2,342,152
Abraxis BioScience Inc.[1]	926	28,928
Accelrys Inc.[1]	796	5,604
Alkermes Inc.[1]	3,039	65,247
Allergan Inc.	5,412	555,921
Alpharma Inc. Class A	1,596	41,895
AmerisourceBergen Corp.	7,358	317,498
Amylin Pharmaceuticals Inc.[1]	3,584	156,083
Andrx Corp.[1]	2,690	62,704
Barr Pharmaceuticals Inc.[1]	3,589	217,314
Bristol-Myers Squibb Co.	69,629	1,767,184
Cardinal Health Inc.	15,037	1,012,742
Caremark Rx Inc.[1]	16,097	733,218
Cell Therapeutics Inc.[1,2]	2,279	4,171
Cephalon Inc.[1]	2,066	135,654
Cubist Pharmaceuticals Inc.[1]	1,699	38,516
CV Therapeutics Inc.[1]	1,397	27,730
Endo Pharmaceuticals Holdings Inc.[1]	4,256	133,851
Express Scripts Inc.[1]	4,379	342,175
Forest Laboratories Inc.[1]	11,548	466,308
Gilead Sciences Inc.[1]	16,335	939,263
Hospira Inc.[1]	5,798	223,513
ImClone Systems Inc.[1]	2,437	87,976
King Pharmaceuticals Inc.[1]	8,646	150,354
Lilly (Eli) & Co.	34,449	1,823,041
Medarex Inc.[1]	4,126	49,553
Medco Health Solutions Inc.[1]	11,026	586,914
Medicines Co. (The)[1]	1,580	30,368
Medicis Pharmaceutical Corp. Class A	1,819	59,809
Merck & Co. Inc.	78,457	2,700,490
MGI Pharma Inc.[1]	2,602	48,605
Mylan Laboratories Inc.	7,603	166,050
Nabi Biopharmaceuticals[1]	1,800	11,448
NBTY Inc.[1]	2,291	51,891
Neurocrine Biosciences Inc.[1]	1,373	78,755
Noven Pharmaceuticals Inc.[1]	814	15,385
NPS Pharmaceuticals Inc.[1]	1,418	12,152
Omnicare Inc.	4,308	244,307
Onyx Pharmaceuticals Inc.[1]	1,543	36,029
OSI Pharmaceuticals Inc.[1]	2,026	53,831
Par Pharmaceutical Companies Inc.[1]	1,252	32,239
Perrigo Co.	3,183	50,801
Pfizer Inc.	265,087	6,714,654
Schering-Plough Corp.	52,624	1,016,696
Sepracor Inc.[1]	3,689	164,677
Taro Pharmaceutical Industries Ltd.[1,2]	952	12,376
Trimeris Inc.[1]	613	6,890
United Therapeutics Inc.[1]	781	46,509
Valeant Pharmaceuticals International	3,261	58,372
VCA Antech Inc.[1]	3,007	93,488
Watson Pharmaceuticals Inc.[1]	4,005	113,902
Wyeth	47,521	2,312,847

		26,448,080
PIPELINES – 0.34%
Dynegy Inc. Class A1	9,948	49,442
El Paso Corp.	23,186	299,331
Equitable Resources Inc.	3,996	141,898
Kinder Morgan Inc.	3,894	342,750
National Fuel Gas Co.	2,882	95,827
Questar Corp.	3,033	242,792
Western Gas Resources Inc.	2,210	114,920
Williams Companies Inc.	20,356	446,407

		1,733,367
REAL ESTATE – 0.13%
Brookfield Properties Corp.	4,050	130,005
CB Richard Ellis Group Inc. Class A1	2,136	187,733
Forest City Enterprises Inc. Class A	1,950	88,023
Jones Lang LaSalle Inc.	1,132	95,948
St. Joe Co. (The)	2,528	141,972

		643,681

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.03%
Alexandria Real Estate Equities Inc.	831	$75,289
AMB Property Corp.	3,051	152,519
American Financial Realty Trust	4,854	55,239
American Home Mortgage Investment Corp.	1,479	51,351
Annaly Mortgage Management Inc.	5,516	74,301
Apartment Investment & Management Co. Class A	3,405	152,169
Archstone-Smith Trust	7,475	365,378
Arden Realty Group Inc.	2,393	108,499
AvalonBay Communities Inc.	2,599	279,912
Boston Properties Inc.	4,038	356,434
Brandywine Realty Trust	3,167	89,658
BRE Properties Inc. Class A	1,902	102,480
Camden Property Trust	1,853	127,357
CapitalSource Inc.	4,330	101,755
CarrAmerica Realty Corp.	1,970	88,177
CBL & Associates Properties Inc.	2,148	85,899
Colonial Properties Trust	1,653	81,394
Corporate Office Properties Trust	1,473	61,130
Cousins Properties Inc.	1,444	45,414
Crescent Real Estate Equities Co.	3,481	69,620
Developers Diversified Realty Corp.	3,954	210,353
Duke Realty Corp.	4,953	175,336
Equity Inns Inc.	1,914	31,007
Equity Lifestyle Properties Inc.	659	28,989
Equity Office Properties Trust	14,497	468,253
Equity Residential	10,265	460,591
Essex Property Trust Inc.	846	92,299
Federal Realty Investment Trust	1,801	122,882
FelCor Lodging Trust Inc.	1,584	34,294
First Industrial Realty Trust Inc.	1,477	57,957
General Growth Properties Inc.	7,960	373,722
Glenborough Realty Trust Inc.	1,099	23,024
Health Care Property Investors Inc.	4,862	133,316
Health Care REIT Inc.	2,127	74,020
Healthcare Realty Trust Inc.	1,751	66,310
Highwoods Properties Inc.	1,926	60,746
Home Properties Inc.	1,151	57,573
Hospitality Properties Trust	2,332	100,509
Host Hotels & Resorts Inc.	16,398	344,686
HRPT Properties Trust	7,495	82,295
Impac Mortgage Holdings Inc.	2,488	23,636
iStar Financial Inc.	3,965	151,701
Kilroy Realty Corp.	1,070	76,312
Kimco Realty Corp.	7,502	278,549
KKR Financial Corp.	2,758	59,573
LaSalle Hotel Properties	1,347	58,904
Lexington Corporate Properties Trust	1,649	35,552
Liberty Property Trust	3,159	141,207
Macerich Co. (The)	2,449	179,316
Mack-Cali Realty Corp.	2,201	99,529
Maguire Properties Inc.	1,142	38,782
Meristar Hospitality Corp.[1]	3,228	33,700
Mills Corp.	2,132	68,032
Nationwide Health Properties Inc.	2,230	47,990
New Century Financial Corp.	1,905	97,574
New Plan Excel Realty Trust Inc.	3,684	90,811
NovaStar Financial Inc.[2]	1,035	38,295
Pan Pacific Retail Properties Inc.	1,412	94,096
Pennsylvania Real Estate Investment Trust	1,196	48,510
Post Properties Inc.	1,341	58,588
ProLogis	8,645	434,152
Public Storage Inc.	3,177	244,248
Realty Income Corp.	3,109	70,481
Reckson Associates Realty Corp.	3,002	122,121
Redwood Trust Inc.	846	35,930
Regency Centers Corp.	2,389	150,722
Saxon Capital Inc.	1,811	20,881
Shurgard Storage Centers Inc. Class A	1,633	102,846
Simon Property Group Inc.	8,027	657,251
SL Green Realty Corp.	1,465	145,035
Taubman Centers Inc.	1,833	75,410
Thornburg Mortgage Inc.	3,705	107,112
Trizec Properties Inc.	3,122	78,112
United Dominion Realty Trust Inc.	4,730	128,609
Ventas Inc.	3,807	124,375
Vornado Realty Trust	4,653	445,013
Washington Real Estate Investment Trust	1,551	57,806
Weingarten Realty Investors	2,944	116,023

		10,358,921

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
RETAIL – 5.79%
Abercrombie & Fitch Co. Class A	3,130	$190,085
Advance Auto Parts Inc.	3,873	155,772
Aeropostale Inc.[1]	1,929	59,240
American Eagle Outfitters Inc.	4,611	149,396
AnnTaylor Stores Corp.[1]	2,628	98,103
Applebee’s International Inc.	2,898	67,263
AutoNation Inc.[1]	5,171	116,451
AutoZone Inc.[1]	2,015	188,624
Barnes & Noble Inc.	1,938	87,365
Bed Bath & Beyond Inc.[1]	10,515	403,250
Best Buy Co. Inc.	14,219	805,649
Big Lots Inc.[1]	4,232	61,152
BJ’s Wholesale Club Inc.[1]	2,395	73,335
Blockbuster Inc. Class A2	3,354	15,764
Bob Evans Farms Inc.	1,291	37,284
Borders Group Inc.	2,659	62,752
Brinker International Inc.	3,167	124,020
CarMax Inc.[1]	3,573	126,163
Casey’s General Store Inc.	1,764	37,732
Cato Corp. Class A	951	21,521
CBRL Group Inc.[2]	1,722	70,103
CEC Entertainment Inc.[1]	1,299	45,595
Charming Shoppes Inc.[1]	4,017	55,234
Cheesecake Factory (The)[1]	2,816	88,873
Chico’s FAS Inc.[1]	6,384	236,591
Children’s Place Retail Stores Inc. (The)[1]	713	44,049
Christopher & Banks Corp.	1,271	33,580
Circuit City Stores Inc.	6,358	182,793
Claire’s Stores Inc.	3,221	113,444
Copart Inc.[1]	2,302	61,809
Cost Plus Inc.[1]	790	13,904
Costco Wholesale Corp.	16,778	913,227
CVS Corp.	28,784	855,460
Darden Restaurants Inc.	4,983	197,327
Dick’s Sporting Goods Inc.[1]	1,233	51,971
Dillard’s Inc. Class A	2,353	61,366
Dollar General Corp.	10,661	186,141
Dollar Tree Stores Inc.[1]	3,947	102,898
Dress Barn Inc.[1]	1,422	35,962
Family Dollar Stores Inc.	5,044	126,100
Federated Department Stores Inc.	9,422	733,503
Foot Locker Inc.	5,436	126,006
Fred’s Inc.[2]	1,103	15,652
GameStop Corp. Class A1	1,099	51,873
GameStop Corp. Class B1	931	39,540
Gap Inc. (The)	22,911	414,460
Genesco Inc.[1]	788	32,568
Guitar Center Inc.[1]	986	53,007
Home Depot Inc.	75,635	3,020,106
Hot Topic Inc.[1]	1,605	23,802
IHOP Corp.	785	37,617
Insight Enterprises Inc.[1]	1,602	31,672
Jack in the Box Inc.[1]	1,315	54,967
Kenneth Cole Productions Inc. Class A	325	8,291
Kohl’s Corp.[1]	10,992	613,793
Krispy Kreme Doughnuts Inc.[1,2]	2,191	18,711
Limited Brands Inc.	12,270	314,603
Lone Star Steakhouse & Saloon Inc.	650	17,719
Longs Drug Stores Corp.	1,074	50,918
Lowe’s Companies Inc.	25,006	1,576,628
McDonald’s Corp.	45,224	1,563,394
Men’s Wearhouse Inc. (The)	1,747	61,914
Michaels Stores Inc.	4,812	182,038
MSC Industrial Direct Co. Inc. Class A	1,588	82,354
99 Cents Only Stores[1]	1,782	21,259
Nordstrom Inc.	8,179	313,501
Nu Skin Enterprises Inc. Class A	1,935	31,966
Office Depot Inc.[1]	11,109	450,803
OfficeMax Inc.	2,353	91,061
O’Reilly Automotive Inc.[1]	4,038	136,807
OSI Restaurant Partners Inc.	2,397	102,352
P.F. Chang’s China Bistro Inc.[1,2]	1,009	42,993
Pacific Sunwear of California Inc.[1]	2,773	64,611
Panera Bread Co. Class A1	1,002	74,328
Papa John’s International Inc.[1]	721	24,096
Payless ShoeSource Inc.[1]	2,415	55,473
Penney (J.C.) Co. Inc.	7,230	473,276
Pep Boys-Manny, Moe & Jack Inc.	1,553	23,093

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
PETCO Animal Supplies Inc.[1]	1,398	$30,616
PetSmart Inc.	5,129	141,868
Pier 1 Imports Inc.	2,663	32,142
RadioShack Corp.	4,925	83,725
Regis Corp.	1,620	56,813
Rite Aid Corp.[1]	18,264	82,188
Ross Stores Inc.	5,315	162,852
Ruby Tuesday Inc.[2]	1,940	57,754
Ryan’s Restaurant Group Inc.[1]	1,683	22,535
Saks Inc.[1]	4,461	89,845
Sears Holdings Corp.[1]	3,548	509,812
Sonic Corp.[1]	2,140	72,567
Sports Authority Inc. (The)[1]	1,013	37,643
Staples Inc.	26,094	689,143
Starbucks Corp.[1]	27,417	1,021,832
Stein Mart Inc.	967	15,279
Talbots Inc. (The)	778	18,454
Target Corp.	28,633	1,520,412
Tiffany & Co.	4,973	173,508
TJX Companies Inc.	17,227	415,688
Tractor Supply Co.[1]	1,248	80,858
Triarc Companies Inc. Class B	990	16,355
Tuesday Morning Corp.	1,178	22,323
Urban Outfitters Inc.[1]	4,110	95,352
Walgreen Co.	36,069	1,512,373
Wal-Mart Stores Inc.	92,162	4,150,055
Wendy’s International Inc.	4,160	257,005
Williams-Sonoma Inc.	3,380	141,521
Yum! Brands Inc.	10,174	525,792
Zale Corp.[1]	1,954	48,166

		29,472,579
SAVINGS & LOANS – 0.77%
Anchor BanCorp Wisconsin Inc.	798	23,286
Astoria Financial Corp.	3,294	103,168
Commercial Capital Bancorp Inc.	1,574	24,665
Dime Community Bancshares	1,156	16,381
Downey Financial Corp.	798	57,280
First Niagara Financial Group Inc.	4,197	58,758
FirstFed Financial Corp.[1]	631	39,684
Golden West Financial Corp.	10,959	787,623
Harbor Florida Bancshares Inc.	784	29,447
Hudson City Bancorp Inc.	21,637	290,152
Independence Community Bank Corp.	2,804	117,768
MAF Bancorp Inc.	1,265	56,141
New York Community Bancorp Inc.	8,416	144,839
NewAlliance Bancshares Inc.	3,785	54,655
People’s Bank	2,167	70,969
PFF Bancorp Inc.	670	22,961
Provident Financial Services Inc.	2,497	45,570
Sovereign Bancorp Inc.	13,432	297,787
Washington Federal Inc.	3,190	76,305
Washington Mutual Inc.	34,994	1,576,830

		3,894,269
SEMICONDUCTORS – 3.17%
Actel Corp.[1]	948	15,234
Advanced Micro Devices Inc.[1]	16,010	517,924
Agere Systems Inc.[1]	6,383	100,341
Altera Corp.[1]	12,823	280,054
Amkor Technology Inc.[1]	3,161	38,216
Analog Devices Inc.	13,135	498,079
Applied Materials Inc.	57,880	1,038,946
Applied Micro Circuits Corp.[1]	11,190	41,067
Asyst Technologies Inc.[1]	1,298	13,188
Atmel Corp.[1]	16,151	84,631
ATMI Inc.[1]	1,295	36,778
Axcelis Technologies Inc.[1]	3,672	21,628
Broadcom Corp. Class A1	15,933	655,006
Brooks Automation Inc.[1]	2,675	36,166
Cabot Microelectronics Corp.[1,2]	954	31,205
Cirrus Logic Inc.[1]	2,722	25,723
Cohu Inc.	639	12,262
Conexant Systems Inc.[1]	17,011	60,219
Credence Systems Corp.[1]	3,065	21,731
Cree Inc.[1]	2,722	81,170
Cypress Semiconductor Corp.[1]	4,898	84,050
DSP Group Inc.[1]	961	25,985
Emulex Corp.[1]	3,041	55,194
ESS Technology Inc.[1]	1,107	3,509
Exar Corp.[1]	1,443	20,909
Fairchild Semiconductor International Inc. Class A1	4,267	88,199
Freescale Semiconductor Inc. Class A1	5,006	158,290

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Freescale Semiconductor Inc. Class B1	9,640	$305,299
Integrated Device Technology Inc.[1]	7,346	111,806
Intel Corp.	209,948	4,194,761
International Rectifier Corp.[1]	2,467	111,508
Intersil Corp. Class A	5,349	158,384
KLA-Tencor Corp.	7,046	339,335
Kopin Corp.[1]	2,412	13,411
Kulicke & Soffa Industries Inc.[1]	1,749	15,846
Lam Research Corp.[1]	4,932	241,076
Lattice Semiconductor Corp.[1]	3,681	24,479
Linear Technology Corp.	11,065	392,808
LSI Logic Corp.[1]	13,589	144,723
LTX Corp.[1]	2,438	13,848
Marvell Technology Group Ltd.[1]	7,993	456,320
Maxim Integrated Products Inc.	11,679	411,802
MEMC Electronic Materials Inc.[1]	5,447	221,148
Micrel Inc.[1]	2,416	31,021
Microchip Technology Inc.	7,555	281,499
Micron Technology Inc.[1]	21,812	370,150
Microsemi Corp.[1]	2,272	62,071
Mindspeed Technologies Inc.[1]	3,166	11,018
National Semiconductor Corp.	12,109	363,028
Novellus Systems Inc.[1]	4,564	112,731
NVIDIA Corp.[1]	11,496	335,913
OmniVision Technologies Inc.[1]	1,868	54,321
Photronics Inc.[1]	1,533	27,548
PMC-Sierra Inc.[1]	6,494	80,720
Power Integrations Inc.[1]	1,104	23,372
QLogic Corp.[1]	5,523	114,934
Rambus Inc.[1]	3,417	132,682
Semtech Corp.[1]	2,601	48,769
Silicon Image Inc.[1]	2,703	27,571
Silicon Laboratories Inc.[1]	1,761	82,080
SiRF Technology Holdings Inc.[1]	1,355	46,273
Skyworks Solutions Inc.[1]	5,534	39,568
Teradyne Inc.[1]	7,047	118,812
Tessera Technologies Inc.[1]	1,429	45,828
Texas Instruments Inc.	57,645	2,000,858
Transmeta Corp.[1]	4,127	8,625
TriQuint Semiconductor Inc.[1]	4,475	24,299
Ultratech Inc.[1]	919	18,049
Varian Semiconductor Equipment Associates Inc.[1]	1,902	62,291
Veeco Instruments Inc.[1]	960	22,992
Vitesse Semiconductor Corp.[1]	7,344	13,513
Xilinx Inc.	12,461	344,796
Zoran Corp.[1]	1,424	39,075

		16,146,665
SOFTWARE – 3.67%
Activision Inc.[1]	9,865	139,984
Actuate Corp.[1]	2,237	9,418
Acxiom Corp.	2,554	66,200
Adobe Systems Inc.[1]	21,514	843,349
Advent Software Inc.[1]	863	30,378
ANSYS Inc.[1]	1,225	69,151
Autodesk Inc.[1]	8,221	345,611
Automatic Data Processing Inc.	20,610	908,489
Avid Technology Inc.[1]	1,533	59,097
BEA Systems Inc.[1]	15,578	206,409
BMC Software Inc.[1]	7,623	164,199
Borland Software Corp.[1]	2,886	14,719
CA Inc.	16,738	424,476
Cerner Corp.[1]	2,164	85,803
Citrix Systems Inc.[1]	6,308	251,815
Compuware Corp.[1]	12,024	92,344
CSG Systems International Inc.[1]	1,478	37,364
Dendrite International Inc.[1]	1,427	17,738
Dun & Bradstreet Corp.[1]	2,469	190,162
eFunds Corp.[1]	1,715	44,144
Electronic Arts Inc.[1]	10,768	611,622
Fair Isaac Corp.	2,438	90,474
Fidelity National Information Services Inc.	3,277	124,526
FileNET Corp.[1]	1,588	44,178
First Data Corp.	27,271	1,300,554
Fiserv Inc.[1]	7,009	315,966
Global Payments Inc.	2,842	134,796
Hyperion Solutions Corp.[1]	2,078	63,628
IMS Health Inc.	8,384	227,877
Informatica Corp.[1]	3,186	48,969
Inter-Tel Inc.	781	17,916
Intuit Inc.[1]	5,997	324,857

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
JDA Software Group Inc.[1]	1,161	$15,859
Keane Inc.[1]	2,017	28,520
Microsoft Corp.	327,667	7,913,155
MoneyGram International Inc.	2,970	100,683
MRO Software Inc.[1]	639	12,154
NAVTEQ Corp.[1]	3,146	130,622
NetIQ Corp.[1]	1,035	12,420
Novell Inc.[1]	13,589	111,702
Oracle Corp.[1]	146,044	2,130,782
Packeteer Inc.[1]	1,117	14,588
Parametric Technology Corp.[1]	3,965	59,237
Pixar Inc.[1]	2,093	134,559
Progress Software Corp.[1]	1,231	33,963
Quest Software Inc.[1]	1,907	32,819
Red Hat Inc.[1]	6,071	178,427
Safeguard Scientifics Inc.[1]	4,167	10,751
Salesforce.com Inc.[1]	2,861	100,278
SEI Investments Co.	2,284	98,075
Sybase Inc.[1]	3,262	71,014
Take-Two Interactive Software Inc.[1,2]	2,527	43,085
THQ Inc.[1,2]	2,150	55,105
Transaction Systems Architects Inc. Class A1	1,241	49,566
Wind River Systems Inc.[1]	2,574	29,369

		18,672,946
TELECOMMUNICATIONS – 5.82%
Adaptec Inc.[1]	3,855	21,318
ADC Telecommunications Inc.[1]	4,162	93,187
ADTRAN Inc.	2,252	56,615
Aeroflex Inc.[1]	2,393	30,176
Alltel Corp.	13,664	879,552
Amdocs Ltd.[1]	6,734	250,505
American Tower Corp. Class A1	14,746	503,428
Anaren Inc.[1]	759	15,590
Andrew Corp.[1]	5,623	59,491
Anixter International Inc.	1,234	62,737
Arris Group Inc.[1]	3,778	44,769
AT&T Inc.	140,204	3,674,747
Avaya Inc.[1]	16,607	199,284
BellSouth Corp.	65,248	2,204,077
Black Box Corp.	655	30,733
C-COR Inc.[1]	1,817	14,863
CenturyTel Inc.	4,283	161,469
CIENA Corp.[1]	20,222	82,708
Cincinnati Bell Inc.[1]	8,958	37,624
Cisco Systems Inc.[1]	219,411	4,596,660
Citizens Communications Co.	11,991	159,240
CommScope Inc.[1]	1,750	57,838
Comverse Technology Inc.[1]	7,094	160,679
Corning Inc.[1]	54,317	1,500,779
Crown Castle International Corp.[1]	7,466	251,231
Extreme Networks Inc.[1]	4,306	19,549
Finisar Corp.[1]	9,113	42,831
Foundry Networks Inc.[1]	4,091	58,133
Harmonic Inc.[1]	2,229	11,925
Harris Corp.	4,814	224,188
IDT Corp.[1]	864	9,461
IDT Corp. Class B1	1,742	19,336
InterDigital Communications Corp.[1]	1,923	48,690
JDS Uniphase Corp.[1]	58,122	202,846
Juniper Networks Inc.[1]	19,681	363,705
Leap Wireless International Inc.[1]	1,259	57,851
Level 3 Communications Inc.[1]	25,253	136,366
Lucent Technologies Inc.[1]	158,111	441,130
Motorola Inc.	88,733	1,894,450
MRV Communications Inc.[1,2]	3,031	11,548
Newport Corp.[1]	1,435	27,552
Nextel Partners Inc. Class A1	5,275	149,494
NII Holdings Inc. Class B1	4,905	293,810
NTL Inc.[1]	9,183	252,349
Plantronics Inc.	1,767	66,263
Polycom Inc.[1]	2,947	64,834
Powerwave Technologies Inc.[1]	4,138	46,139
QUALCOMM Inc.	58,601	3,008,575
Qwest Communications International Inc.[1]	54,474	365,521
RF Micro Devices Inc.[1]	7,067	65,723
SBA Communications Corp.[1]	2,759	69,306
Sonus Networks Inc.[1]	8,911	44,288
Sprint Nextel Corp.	100,129	2,483,199
Stratex Networks Inc.[1]	2,876	18,148
Sycamore Networks Inc.[1]	7,042	33,097
Tekelec[1]	2,210	31,559

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Shares	Value
Telephone & Data Systems Inc.	1,808	$70,874
Telephone & Data Systems Inc. Special	1,808	68,162
Tellabs Inc.[1]	14,497	229,777
3Com Corp.[1]	13,774	74,242
UTStarcom Inc.[1]	3,740	25,993
Verizon Communications Inc.	104,268	3,443,972
Wireless Facilities Inc.[1]	1,953	8,535

		29,632,721
TEXTILES – 0.08%
Cintas Corp.	5,126	215,189
G&K Services Inc. Class A	761	31,178
Mohawk Industries Inc.[1]	1,912	153,151

		399,518
TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	5,722	112,781
JAKKS Pacific Inc.[1]	808	18,317
Marvel Entertainment Inc.[1]	2,866	55,916
Mattel Inc.	13,399	216,796

		403,810
TRANSPORTATION – 1.56%
Alexander & Baldwin Inc.	1,567	78,146
Arkansas Best Corp.	805	34,551
Bristow Group Inc.[1]	821	29,457
Burlington Northern Santa Fe Corp.	13,317	1,059,101
CH Robinson Worldwide Inc.	6,090	270,092
Con-way Inc.	1,887	105,144
CSX Corp.	7,860	538,331
EGL Inc.[1]	1,213	56,671
Expeditors International Washington Inc.	3,824	327,373
FedEx Corp.	10,056	1,157,747
General Maritime Corp.	1,290	42,854
Hunt (J.B.) Transport Services Inc.	4,175	99,490
Kansas City Southern Industries Inc.[1]	2,732	66,388
Landstar System Inc.	2,192	93,138
Norfolk Southern Corp.	14,743	796,122
OMI Corp.	2,519	48,566
Overseas Shipholding Group Inc.	1,026	50,100
Ryder System Inc.	2,228	116,190
SCS Transportation Inc.[1]	490	12,872

Security	Shares or Principal	Value
Swift Transportation Co. Inc.[1]	1,740	$52,113
Union Pacific Corp.	9,550	871,056
United Parcel Service Inc. Class B	22,515	1,825,291
UTi Worldwide Inc.	2,086	65,062
Werner Enterprises Inc.	2,188	41,966
YRC Worldwide Inc.[1]	2,134	89,628

		7,927,449
TRUCKING & LEASING – 0.01%
GATX Corp.	1,548	72,446

		72,446
WATER – 0.02%
Aqua America Inc.	4,619	110,394

		110,394

TOTAL COMMON STOCKS (Cost: $ 408,618,545)		508,394,986
SHORT-TERM INVESTMENTS – 0.53%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$2,811	2,811
Toronto-Dominion Bank
3.94%, 07/10/06	14,053	14,053
Washington Mutual Bank
4.79%, 05/10/06	14,053	14,053
Wells Fargo Bank N.A.
4.78%, 12/05/06	22,485	22,485

		53,402
COMMERCIAL PAPER[3] – 0.12%
Amstel Funding Corp.
4.40%, 05/08/06	14,053	14,041
Amsterdam Funding Corp.
4.82%, 05/08/06	21,079	21,060
Atlantis One Funding Corp.
4.98%, 06/29/06	7,026	6,969
Barton Capital Corp.
4.73% - 4.96%,
05/10/06 - 06/27/06	18,269	18,200
Bryant Park Funding LLC
4.78%, 05/03/06	11,242	11,239

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Principal	Value
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	$21,079	$20,919
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	28,106	28,080
CC USA Inc.
5.03%, 10/24/06	5,621	5,483
Charta LLC
4.96%, 06/21/06 - 06/23/06	23,890	23,717
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	88,533	88,445
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	25,295	25,108
Ebury Finance Ltd.
4.79%, 05/10/06	7,026	7,018
Edison Asset Securitization LLC
4.37%, 05/08/06	14,053	14,041
Gemini Securitization Corp.
4.96%, 06/28/06	8,432	8,364
General Electric Capital Corp.
4.96%, 06/29/06	18,269	18,120
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	23,609	23,352
Jupiter Securitization Corp.
4.97%, 06/19/06	11,242	11,166
Liberty Street Funding Corp.
4.78%, 05/10/06	27,825	27,791
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	36,757	36,652
Park Sienna LLC
4.96%, 06/20/06	7,026	6,978
Societe Generale
4.78% - 4.80%, 05/10/06	50,379	50,318
Solitaire Funding Ltd.
4.75%, 05/10/06	8,432	8,422
Sydney Capital Corp.
4.80%, 05/09/06	8,482	8,473

Security	Shares or Principal	Value
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	$70,265	$70,239
Thunder Bay Funding Inc.
4.97%, 06/15/06	8,489	8,436
Tulip Funding Corp.
4.98%, 05/30/06	14,053	13,997
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	32,350	32,177

		608,805
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	7,026	7,026
Dorada Finance Inc.
3.93%, 07/07/06	8,713	8,713
K2 USA LLC
3.94%, 07/07/06	16,863	16,863
Marshall & Ilsley Bank
5.18%, 12/15/06	28,106	28,166
Sigma Finance Inc.
5.13%, 03/30/07	9,837	9,837
Toronto-Dominion Bank
3.81%, 06/20/06	35,132	35,133
US Bank N.A.
2.85%, 11/15/06	5,621	5,565

		111,303
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	442,492	442,492

		442,492
REPURCHASE AGREEMENTS[3] – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 42,176 (collateralized by non-U.S. Government debt securities, value $46,412, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$42,159	42,159

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 70,294 (collateralized by non-U.S. Government debt securities, value $73,641, 4.25% to 7.63%, 8/15/08 to 10/25/35).	$70,265	$70,265
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 42,176 (collateralized by U.S. Government obligations, value $43,035, 4.50% to 5.00%, 4/1/20 to 7/1/35).	42,159	42,159
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 35,147 (collateralized by non-U.S. Government debt securities, value $36,918, 0.00% to 10.00%, 2/1/09 to 1/1/10).	35,132	35,132
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 28,118 (collateralized by non-U.S. Government debt securities, value $29,583, 5.15% to 7.03%, 6/15/06 to 4/28/17).	28,106	28,106

		217,821
TIME DEPOSITS[3] – 0.04%
Branch Banking & Trust
4.80%, 05/01/06	14,053	14,053
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	70,265	70,265
SunTrust Bank
4.88%, 05/01/06	79,405	79,405
Wachovia Bank N.A.
4.80%, 05/01/06	49,185	49,185

		212,908
VARIABLE & FLOATING RATE NOTES [3] – 0.21%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	71,951	71,962
American Express Bank
4.87%, 07/19/06	7,026	7,026
American Express Centurion Bank
4.78%, 06/29/06	11,242	11,242
American Express Credit Corp.
4.93%, 03/05/07	8,432	8,438
ASIF Global Financing
4.95%, 05/30/06[6]	53,401	53,408
Australia & New Zealand Banking
Group Ltd.
4.93%, 04/23/07[6]	18,269	18,269
Beta Finance Inc.
4.91%, 05/25/06[6]	19,674	19,674
BMW US Capital LLC
4.90%, 05/16/07[6]	28,106	28,106
BNP Paribas
4.89%, 05/18/07[6]	51,996	51,996
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	5,059	5,059
CC USA Inc.
4.91%, 05/25/06[6]	15,458	15,458
Commodore CDO Ltd.
4.97%, 12/12/06[6]	7,026	7,026
Cullinan Finance Corp.
5.36%, 04/25/07[6]	7,026	7,026
DEPFA Bank PLC
4.92%, 03/15/07	28,106	28,106
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	28,106	28,106
Fifth Third Bancorp.
4.93%, 01/23/07[6]	56,212	56,212
General Electric Capital Corp.
4.95%, 04/09/07	12,648	12,656
Hartford Life Global Funding Trusts
4.92%, 02/15/07	28,106	28,106
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	28,106	28,106
K2 USA LLC
5.20%, 04/02/07[6]	9,837	9,837
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	29,410	29,410

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2006

Security	Principal	Value
Marshall & Ilsley Bank
4.88%, 05/15/07	$15,458	$15,458
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	42,159	42,159
Natexis Banques Populaires
4.88%, 05/15/07[6]	21,079	21,079
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	75,886	75,888
Newcastle Ltd.
4.97%, 04/24/07[6]	9,907	9,904
Northern Rock PLC
4.87%, 05/03/07[6]	33,727	33,728
Permanent Financing PLC
4.81%, 06/12/06[6]	24,452	24,452
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	28,106	28,106
Principal Life Income Funding Trusts
4.70%, 05/10/06	21,079	21,079
Sedna Finance Inc.
4.89%, 09/20/06[6]	8,432	8,432
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	28,106	28,106
Strips III LLC
5.00%, 07/24/06[6]	6,912	6,912
UniCredito Italiano SpA
4.84%, 06/14/06	36,538	36,536
Union Hamilton Special Funding LLC
4.97%, 09/28/06	28,106	28,106
US Bank N.A.
4.93%, 09/29/06	12,648	12,646
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	48,795	48,795
Wells Fargo & Co.
4.89%, 03/15/07	14,053	14,054
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	25,295	25,293
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	29,202	29,067
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	9,492	9,493

		1,044,522

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,691,253)		2,691,253

TOTAL INVESTMENTS IN SECURITIES – 100.35% (Cost: $411,309,798)		511,086,239
Other Assets, Less Liabilities – (0.35)%		(1,784,829)

NET ASSETS – 100.00%		$509,301,410

NVS - Non-Voting Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.96%
ENGINEERING & CONSTRUCTION – 0.20%
McDermott International Inc.[1]	31,167	$1,894,954

		1,894,954
OIL & GAS – 79.61%
Amerada Hess Corp.	89,148	12,772,234
Anadarko Petroleum Corp.	231,281	24,242,874
Apache Corp.	300,473	21,345,602
Cabot Oil & Gas Corp.	49,621	2,444,330
Cheniere Energy Inc.[1]	46,541	1,994,282
Chesapeake Energy Corp.	216,412	6,855,932
Chevron Corp.	2,521,990	153,891,830
Cimarex Energy Co.	28,514	1,224,676
ConocoPhillips	925,082	61,887,986
Denbury Resources Inc.[1]	53,891	1,756,847
Devon Energy Corp.	398,138	23,932,075
Diamond Offshore Drilling Inc.	72,913	6,618,313
ENSCO International Inc.	89,217	4,772,217
EOG Resources Inc.	252,704	17,747,402
Exxon Mobil Corp.	3,105,585	195,900,302
Forest Oil Corp.[1]	17,923	655,444
GlobalSantaFe Corp.	129,601	7,932,877
Helmerich & Payne Inc.	51,581	3,752,002
Hugoton Royalty Trust	11,378	314,602
Kerr-McGee Corp.	128,405	12,822,523
Marathon Oil Corp.	275,775	21,885,504
Mariner Energy Inc.[1]	14,357	279,244
Murphy Oil Corp.	288,435	14,473,668
Nabors Industries Ltd.[1]	258,735	9,658,578
Newfield Exploration Co.[1]	91,000	4,058,600
Noble Corp.	100,956	7,969,467
Noble Energy Inc.	124,693	5,608,691
Occidental Petroleum Corp.	445,935	45,815,362
Patterson-UTI Energy Inc.	87,167	2,820,724
Pioneer Natural Resources Co.	122,262	5,235,259
Pride International Inc.[1]	57,959	2,022,189
Quicksilver Resources Inc.[1]	32,616	1,351,607
Range Resources Corp.	73,492	1,949,743
Rowan Companies Inc.	37,987	1,683,964
Southwestern Energy Co.[1]	103,942	3,743,991
Stone Energy Corp.[1]	20,693	974,640

Security	Shares or Principal	Value
Sunoco Inc.	110,254	$8,934,984
Tesoro Corp.	11,494	803,660
TODCO Class A	25,272	1,159,227
Transocean Inc.[1]	257,340	20,862,554
Valero Energy Corp.	431,035	27,905,206
XTO Energy Inc.	188,031	7,963,113

		760,024,325
OIL & GAS SERVICES – 17.70%
Baker Hughes Inc.	364,522	29,464,313
BJ Services Co.	252,805	9,619,230
Cooper Cameron Corp.[1]	71,885	3,611,502
Global Industries Ltd.[1]	1,465	23,250
Grant Prideco Inc.[1]	78,599	4,024,269
Halliburton Co.	355,570	27,787,795
Hanover Compressor Co.[1,2]	48,541	978,587
Lone Star Technologies Inc.[1]	21,419	1,135,421
National Oilwell Varco Inc.[1]	105,638	7,285,853
Schlumberger Ltd.	921,914	63,741,134
SEACOR Holdings Inc.[1]	6,313	558,385
Smith International Inc.	146,658	6,193,367
Tidewater Inc.	33,629	1,958,553
Veritas DGC Inc.[1]	19,628	940,574
Weatherford International Ltd.[1]	219,578	11,622,263

		168,944,496
PIPELINES – 2.45%
El Paso Corp.	240,376	3,103,254
Kinder Morgan Inc.	110,513	9,727,354
Williams Companies Inc.	482,849	10,588,879

		23,419,487

TOTAL COMMON STOCKS (Cost: $799,349,350)		954,283,262

SHORT-TERM INVESTMENTS – 0.09%

CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$145	144
Toronto-Dominion Bank
3.94%, 07/10/06	723	722
Washington Mutual Bank
4.79%, 05/10/06	723	722

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Wells Fargo Bank N.A.
4.78%, 12/05/06	$1,156	$1,156

		2,744
COMMERCIAL PAPER[3] – 0.00%
Amstel Funding Corp.
4.40%, 05/08/06	723	722
Amsterdam Funding Corp.
4.82%, 05/08/06	1,084	1,083
Atlantis One Funding Corp.
4.98%, 06/29/06	361	358
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	939	935
Bryant Park Funding LLC
4.78%, 05/03/06	578	578
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	1,084	1,076
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	1,445	1,444
CC USA Inc.
5.03%, 10/24/06	289	282
Charta LLC
4.96%, 06/21/06 - 06/23/06	1,228	1,220
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	4,552	4,547
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	1,301	1,290
Ebury Finance Ltd.
4.79%, 05/10/06	361	361
Edison Asset Securitization LLC
4.37%, 05/08/06	723	722
Gemini Securitization Corp.
4.96%, 06/28/06	434	430
General Electric Capital Corp.
4.96%, 06/29/06	939	932
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	1,214	1,201
Jupiter Securitization Corp.
4.97%, 06/19/06	578	574
Liberty Street Funding Corp.
4.78%, 05/10/06	1,431	1,429
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	1,890	1,884
Park Sienna LLC
4.96%, 06/20/06	361	359
Societe Generale
4.78% - 4.80%, 05/10/06	2,590	2,587
Solitaire Funding Ltd.
4.75%, 05/10/06	434	433
Sydney Capital Corp.
4.80%, 05/09/06	436	436
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	3,613	3,611
Thunder Bay Funding Inc.
4.97%, 06/15/06	436	434
Tulip Funding Corp.
4.98%, 05/30/06	723	720
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	1,663	1,654

		31,302
MEDIUM-TERM NOTES[3] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	361	361
Dorada Finance Inc.
3.93%, 07/07/06	448	448
K2 USA LLC
3.94%, 07/07/06	867	867
Marshall & Ilsley Bank
5.18%, 12/15/06	1,445	1,448
Sigma Finance Inc.
5.13%, 03/30/07	506	506
Toronto-Dominion Bank
3.81%, 06/20/06	1,806	1,806
US Bank N.A.
2.85%, 11/15/06	289	286

		5,722

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	742,626	$742,626

		742,626
REPURCHASE AGREEMENTS[3] – 0.00%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $2,169 (collateralized by non-U.S. Government debt securities, value $2,386, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$2,168	2,168
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 3,614 (collateralized by non-U.S. Government debt securities, value $3,786, 4.25% to 7.63%, 8/15/08 to 10/25/35).	3,612	3,612
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $2,169 (collateralized by U.S. Government obligations, value $2,213, 4.50% to 5.00%, 4/1/20 to 7/1/35).	2,168	2,168
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 1,807 (collateralized by non-U.S. Government debt securities, value $1,898, 0.00% to 10.00%, 2/1/09 to 1/1/10).	1,806	1,806
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $1,446 (collateralized by non-U.S. Government debt securities, value $1,521, 5.15% to 7.03%, 6/15/06 to 4/28/17).	1,445	1,445

		11,199

Security	Principal	Value
TIME DEPOSITS[3] – 0.00%
Branch Banking & Trust
4.80%, 05/01/06	$722	$722
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	3,612	3,612
SunTrust Bank
4.88%, 05/01/06	4,082	4,082
Wachovia Bank N.A.
4.80%, 05/01/06	2,529	2,529

		10,945
VARIABLE & FLOATING RATE NOTES [3] – 0.01%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	3,699	3,699
American Express Bank
4.87%, 07/19/06	361	361
American Express Centurion Bank
4.78%, 06/29/06	578	578
American Express Credit Corp.
4.93%, 03/05/07	434	434
ASIF Global Financing
4.95%, 05/30/06[6]	2,746	2,746
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	939	939
Beta Finance Inc.
4.91%, 05/25/06[6]	1,012	1,011
BMW US Capital LLC
4.90%, 05/16/07[6]	1,445	1,445
BNP Paribas
4.89%, 05/18/07[6]	2,673	2,673
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	260	260
CC USA Inc.
4.91%, 05/25/06[6]	795	795
Commodore CDO Ltd.
4.97%, 12/12/06[6]	361	361
Cullinan Finance Corp.
5.36%, 04/25/07[6]	361	361
DEPFA Bank PLC
4.92%, 03/15/07	1,445	1,445

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	$1,445	$1,445
Fifth Third Bancorp.
4.93%, 01/23/07[6]	2,890	2,890
General Electric Capital Corp.
4.95%, 04/09/07	650	651
Hartford Life Global Funding Trusts
4.92%, 02/15/07	1,445	1,445
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	1,445	1,445
K2 USA LLC
5.20%, 04/02/07[6]	506	506
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	1,512	1,512
Marshall & Ilsley Bank
4.88%, 05/15/07	795	795
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	2,168	2,168
Natexis Banques Populaires
4.88%, 05/15/07[6]	1,084	1,084
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	3,902	3,902
Newcastle Ltd.
4.97%, 04/24/07[6]	509	509
Northern Rock PLC
4.87%, 05/03/07[6]	1,734	1,734
Permanent Financing PLC
4.81%, 06/12/06[6]	1,257	1,257
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	1,445	1,445
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,084	1,084
Sedna Finance Inc.
4.89%, 09/20/06[6]	434	434
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	1,445	1,445
Strips III LLC
5.00%, 07/24/06[6]	355	355
UniCredito Italiano SpA
4.84%, 06/14/06	1,879	1,878
Union Hamilton Special Funding LLC
4.97%, 09/28/06	1,445	1,445
US Bank N.A.
4.93%, 09/29/06	650	650
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	2,509	2,509
Wells Fargo & Co.
4.89%, 03/15/07	723	723
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	1,301	1,301
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	1,501	1,494
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	488	488

		53,702

TOTAL SHORT-TERM INVESTMENTS (Cost: $858,240)		858,240

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $800,207,590)		955,141,502
Other Assets, Less Liabilities – (0.05)%		(444,682)

NET ASSETS – 100.00%		$954,696,820

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
AGRICULTURE – 0.06%
Delta & Pine Land Co.	25,958	$767,838

		767,838
BIOTECHNOLOGY – 12.70%
Affymetrix Inc.[1,2]	48,601	1,392,419
Alexion Pharmaceuticals Inc.[1]	22,239	755,904
Amgen Inc.[1]	881,997	59,711,197
Applera Corp. - Celera Genomics Group[1]	56,046	671,992
Biogen Idec Inc.[1]	241,605	10,835,984
Bio-Rad Laboratories Inc. Class A1	12,761	834,697
Celgene Corp.[1]	244,937	10,326,544
Cell Genesys Inc.[1,2]	33,600	228,480
Charles River Laboratories International Inc.[1]	51,129	2,415,845
CuraGen Corp.[1,2]	38,206	153,206
Enzo Biochem Inc.[1]	24,305	298,465
Enzon Pharmaceuticals Inc.[1]	37,183	316,055
Genentech Inc.[1]	329,970	26,301,909
Genzyme Corp.[1]	184,051	11,256,559
Human Genome Sciences Inc.[1]	97,784	1,115,715
ICOS Corp.[1]	43,913	963,012
Incyte Corp.[1]	72,213	301,128
InterMune Inc.[1,2]	19,033	304,338
Invitrogen Corp.[1]	37,506	2,475,771
MedImmune Inc.[1]	177,055	5,571,921
Millennium Pharmaceuticals Inc.[1]	224,206	2,035,790
Millipore Corp.[1]	37,108	2,737,828
Myriad Genetics Inc.[1]	26,935	690,344
Nektar Therapeutics[1,2]	62,349	1,341,127
PDL BioPharma Inc.[1]	80,201	2,308,185
Regeneron Pharmaceuticals Inc.[1]	26,847	389,818
Savient Pharmaceuticals Inc.[1]	43,369	242,433
Telik Inc.[1,2]	38,037	699,500
Vertex Pharmaceuticals Inc.[1]	77,425	2,815,947

		149,492,113
COMMERCIAL SERVICES – 0.29%
Albany Molecular Research Inc.[1]	14,996	149,960
PAREXEL International Corp.[1]	20,485	604,512
Pharmaceutical Product Development Inc.	75,102	2,693,909

		3,448,381
DISTRIBUTION & WHOLESALE – 0.08%
Owens & Minor Inc.	27,867	888,121

		888,121
ELECTRONICS – 1.64%
Applera Corp. - Applied Biosystems Group	130,324	3,758,544
Fisher Scientific International Inc.[1]	87,283	6,157,816
Molecular Devices Corp.[1]	12,413	397,216
Thermo Electron Corp.[1]	114,554	4,414,911
Varian Inc.[1]	22,485	972,926
Waters Corp.[1]	80,088	3,629,588

		19,331,001
HEALTH CARE - PRODUCTS – 27.49%
Advanced Medical Optics Inc.[1]	47,621	2,219,139
Alcon Inc.	56,310	5,727,290
American Medical Systems Holdings Inc.[1]	45,600	1,012,776
ArthroCare Corp.[1,2]	17,246	781,761
Bard (C.R.) Inc.	74,530	5,549,504
Bausch & Lomb Inc.	38,697	1,894,218
Baxter International Inc.	443,770	16,730,129
Beckman Coulter Inc.	45,228	2,322,910
Becton, Dickinson & Co.	167,917	10,585,488
Biomet Inc.	166,328	6,184,075
Biosite Inc.[1]	12,044	679,282
Boston Scientific Corp.[1]	831,824	19,331,590
Cooper Companies Inc.	32,548	1,784,281
Cyberonics Inc.[1]	17,218	399,285
Cytyc Corp.[1]	81,629	2,110,110
Dade Behring Holdings Inc.	63,453	2,474,667
Datascope Corp.	8,934	345,210
DENTSPLY International Inc.	49,524	2,955,097
Diagnostic Products Corp.	16,117	934,786
Edwards Lifesciences Corp.[1]	43,187	1,919,230
Gen-Probe Inc.[1]	36,473	1,950,211
Haemonetics Corp.[1]	17,865	973,643
Henry Schein Inc.[1]	61,580	2,870,860
Hillenbrand Industries Inc.	43,227	2,220,139

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
Hologic Inc.[1]	31,564	$1,504,656
IDEXX Laboratories Inc.[1]	23,950	1,992,880
Immucor Inc.[1]	31,516	915,540
Intuitive Surgical Inc.[1]	25,346	3,218,942
Invacare Corp.	23,511	720,612
Johnson & Johnson	2,129,046	124,783,386
Kinetic Concepts Inc.[1]	37,977	1,658,076
Kyphon Inc.[1]	26,269	1,091,477
Medtronic Inc.	866,452	43,426,574
Mentor Corp.	27,359	1,185,465
Patterson Companies Inc.[1,2]	84,606	2,756,463
PolyMedica Corp.	17,169	709,251
PSS World Medical Inc.[1]	46,844	845,066
ResMed Inc.[1]	50,046	2,159,485
Respironics Inc.[1]	51,306	1,878,826
St. Jude Medical Inc.[1]	262,728	10,372,501
Steris Corp.	48,875	1,125,103
Stryker Corp.	200,783	8,784,256
Sybron Dental Specialties Inc.[1]	28,822	1,355,787
TECHNE Corp.[1]	25,931	1,469,250
Varian Medical Systems Inc.[1]	93,150	4,879,197
Ventana Medical Systems Inc.[1]	23,302	1,134,807
Viasys Healthcare Inc.[1]	19,037	553,596
Zimmer Holdings Inc.[1]	177,146	11,142,483

		323,619,360
HEALTH CARE - SERVICES – 14.64%
Aetna Inc.	410,342	15,798,167
AMERIGROUP Corp.[1]	41,538	1,072,927
Apria Healthcare Group Inc.[1]	41,338	905,302
Centene Corp.[1]	31,625	812,446
Community Health Systems Inc.[1]	65,348	2,368,212
Covance Inc.[1]	45,832	2,674,297
Coventry Health Care Inc.[1]	116,573	5,790,181
DaVita Inc.[1]	72,460	4,076,600
HCA Inc.	293,334	12,874,429
Health Management Associates Inc. Class A	179,506	3,717,569
Health Net Inc.[1]	83,091	3,381,804
Healthways Inc.[1]	25,018	1,227,383
Humana Inc.[1]	115,457	5,216,347
Laboratory Corp. of America Holdings[1]	96,445	5,507,010
LifePoint Hospitals Inc.[1,2]	41,088	1,302,490
Lincare Holdings Inc.[1]	75,153	2,970,798
Manor Care Inc.	58,165	2,550,535
Odyssey Healthcare Inc.[1]	25,196	438,158
Pediatrix Medical Group Inc.[1]	34,420	1,742,340
Psychiatric Solutions Inc.[1]	37,391	1,236,146
Quest Diagnostics Inc.	114,369	6,373,784
Sierra Health Services Inc.[1]	36,970	1,449,594
Sunrise Senior Living Inc.[1]	27,506	1,023,223
Triad Hospitals Inc.[1]	64,552	2,659,542
United Surgical Partners International Inc.[1]	32,238	1,064,176
UnitedHealth Group Inc.	977,921	48,641,791
Universal Health Services Inc. Class B	39,943	2,028,705
WellPoint Inc.[1]	470,314	33,392,294

		172,296,250
INSURANCE – 0.82%
CIGNA Corp.	90,527	9,686,389

		9,686,389
INTERNET – 0.03%
eResearch Technology Inc.[1,2]	28,060	317,920

		317,920
PHARMACEUTICALS – 42.19%
Abbott Laboratories	1,102,401	47,116,619
Abraxis BioScience Inc.[1]	17,791	555,791
Alkermes Inc.[1]	64,579	1,386,511
Allergan Inc.	108,033	11,097,150
Alpharma Inc. Class A	29,997	787,421
Amylin Pharmaceuticals Inc.[1]	71,315	3,105,768
Barr Pharmaceuticals Inc.[1]	72,306	4,378,128
Bristol-Myers Squibb Co.	1,402,263	35,589,435
Caremark Rx Inc.[1]	323,302	14,726,406
Cell Therapeutics Inc.[1,2]	83,801	153,356
Cephalon Inc.[1]	42,001	2,757,786
Cubist Pharmaceuticals Inc.[1]	38,398	870,483
CV Therapeutics Inc.[1]	33,405	663,089
Endo Pharmaceuticals Holdings Inc.[1]	86,419	2,717,878
Express Scripts Inc.[1]	88,039	6,879,367
Forest Laboratories Inc.[1]	233,184	9,415,970
Gilead Sciences Inc.[1]	325,939	18,741,493

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Hospira Inc.[1]	116,121	$4,476,465
ImClone Systems Inc.[1]	48,692	1,757,781
King Pharmaceuticals Inc.[1]	173,796	3,022,312
Lilly (Eli) & Co.	692,082	36,624,979
Medarex Inc.[1]	80,760	969,928
Medco Health Solutions Inc.[1]	221,645	11,798,163
Medicines Co. (The)[1]	34,375	660,688
Medicis Pharmaceutical Corp. Class A	39,702	1,305,402
Merck & Co. Inc.	1,577,695	54,304,262
MGI Pharma Inc.[1]	56,935	1,063,546
Mylan Laboratories Inc.	155,484	3,395,771
Nabi Biopharmaceuticals[1]	51,134	325,212
Neurocrine Biosciences Inc.[1]	26,433	1,516,197
Noven Pharmaceuticals Inc.[1]	16,598	313,702
NPS Pharmaceuticals Inc.[1]	38,582	330,648
Onyx Pharmaceuticals Inc.[1]	30,379	709,350
OSI Pharmaceuticals Inc.[1]	42,599	1,131,855
Par Pharmaceutical Companies Inc.[1]	23,678	609,709
Perrigo Co.	68,278	1,089,717
Pfizer Inc.	5,326,991	134,932,681
Schering-Plough Corp.	1,060,577	20,490,348
Sepracor Inc.[1,2]	76,104	3,397,283
Taro Pharmaceutical Industries Ltd.[1,2]	20,323	264,199
Trimeris Inc.[1]	12,458	140,028
United Therapeutics Inc.[1]	16,083	957,743
Valeant Pharmaceuticals International	69,490	1,243,871
Watson Pharmaceuticals Inc.[1]	80,388	2,286,235
Wyeth	955,263	46,492,650

		496,553,376

TOTAL COMMON STOCKS (Cost: $1,237,962,822)		1,176,400,749

SHORT-TERM INVESTMENTS – 0.53%

CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$7,275	7,275
Toronto-Dominion Bank
3.94%, 07/10/06	36,374	36,374
Washington Mutual Bank
4.79%, 05/10/06	36,374	36,374

Security	Principal	Value
Wells Fargo Bank N.A.
4.78%, 12/05/06	$58,198	$58,198

		138,221
COMMERCIAL PAPER[3] – 0.13%
Amstel Funding Corp.
4.40%, 05/08/06	36,374	36,343
Amsterdam Funding Corp.
4.82%, 05/08/06	54,561	54,510
Atlantis One Funding Corp.
4.98%, 06/29/06	18,187	18,039
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	47,286	47,109
Bryant Park Funding LLC
4.78%, 05/03/06	29,099	29,091
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	54,561	54,147
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	72,748	72,680
CC USA Inc.
5.03%, 10/24/06	14,550	14,192
Charta LLC
4.96%, 06/21/06 - 06/23/06	61,836	61,389
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	229,156	228,937
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	65,473	64,988
Ebury Finance Ltd.
4.79%, 05/10/06	18,187	18,165
Edison Asset Securitization LLC
4.37%, 05/08/06	36,374	36,343
Gemini Securitization Corp.
4.96%, 06/28/06	21,824	21,650
General Electric Capital Corp.
4.96%, 06/29/06	47,286	46,902
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	61,108	60,444

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Jupiter Securitization Corp.
4.97%, 06/19/06	$29,099	$28,902
Liberty Street Funding Corp.
4.78%, 05/10/06	72,020	71,934
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	95,141	94,867
Park Sienna LLC
4.96%, 06/20/06	18,187	18,062
Societe Generale
4.78% - 4.80%, 05/10/06	130,398	130,241
Solitaire Funding Ltd.
4.75%, 05/10/06	21,824	21,798
Sydney Capital Corp.
4.80%, 05/09/06	21,955	21,932
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	181,870	181,802
Thunder Bay Funding Inc.
4.97%, 06/15/06	21,971	21,835
Tulip Funding Corp.
4.98%, 05/30/06	36,374	36,228
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	83,734	83,285

		1,575,815
MEDIUM-TERM NOTES[3] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	18,187	18,187
Dorada Finance Inc.
3.93%, 07/07/06	22,552	22,551
K2 USA LLC
3.94%, 07/07/06	43,649	43,648
Marshall & Ilsley Bank
5.18%, 12/15/06	72,748	72,904
Sigma Finance Inc.
5.13%, 03/30/07	25,462	25,462
Toronto-Dominion Bank
3.81%, 06/20/06	90,935	90,936
US Bank N.A.
2.85%, 11/15/06	14,550	14,404

		288,092

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	391,864	$391,864

		391,864
REPURCHASE AGREEMENTS [3] – 0.05%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $109,167 (collateralized by non-U.S. Government debt securities, value $120,131, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$109,122	109,122
CitigroupGlobal Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $181,945 (collateralized by U.S. Government obligations, value $190,609, 4.25% to 7.63%, 8/15/08 to 10/25/35).	181,870	181,870
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $109,165 (collateralized by non-U.S. Government debt securities, value $111,391, 4.50% to 5.00%, 4/1/20 to 7/1/35).	109,122	109,122
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 90,973 (collateralized by U.S. Government obligations, value $95,556, 0.00% to 10.00%, 2/1/09 to 1/1/10).	90,935	90,935
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $72,778 (collateralized by non-U.S. Government debt securities, value $76,571, 5.15% to 7.03%, 6/15/06 to 4/28/17).	72,748	72,748

		563,797

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.05%
Branch Banking & Trust
4.80%, 05/01/06	$36,374	$36,374
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	181,870	181,870
SunTrust Bank
4.88%, 05/01/06	205,529	205,529
Wachovia Bank N.A.
4.80%, 05/01/06	127,309	127,309

		551,082
VARIABLE & FLOATING RATE NOTES [3] – 0.23%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	186,235	186,264
American Express Bank
4.87%, 07/19/06	18,187	18,187
American Express Centurion Bank
4.78%, 06/29/06	29,099	29,099
American Express Credit Corp.
4.93%, 03/05/07	21,824	21,839
ASIF Global Financing
4.95%, 05/30/06[6]	138,221	138,239
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	47,286	47,286
Beta Finance Inc.
4.91%, 05/25/06[6]	50,924	50,923
BMW US Capital LLC
4.90%, 05/16/07[6]	72,748	72,748
BNP Paribas
4.89%, 05/18/07[6]	134,584	134,584
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	13,095	13,095
CC USA Inc.
4.91%, 05/25/06[6]	40,011	40,011
Commodore CDO Ltd.
4.97%, 12/12/06[6]	18,187	18,187
Cullinan Finance Corp.
5.36%, 04/25/07[6]	18,187	18,187
DEPFA Bank PLC
4.92%, 03/15/07	72,748	72,748
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	72,748	72,748
Fifth Third Bancorp.
4.93%, 01/23/07[6]	145,496	145,496
General Electric Capital Corp.
4.95%, 04/09/07	32,737	32,758
Hartford Life Global Funding Trusts
4.92%, 02/15/07	72,748	72,748
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	72,748	72,748
K2 USA LLC
5.20%, 04/02/07[6]	25,462	25,462
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	76,124	76,125
Marshall & Ilsley Bank
4.88%, 05/15/07	40,011	40,011
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	109,122	109,122
Natexis Banques Populaires
4.88%, 05/15/07[6]	54,561	54,561
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	196,420	196,426
Newcastle Ltd.
4.97%, 04/24/07[6]	25,644	25,636
Northern Rock PLC
4.87%, 05/03/07[6]	87,298	87,300
Permanent Financing PLC
4.81%, 06/12/06[6]	63,291	63,291
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	72,748	72,748
Principal Life Income Funding Trusts
4.70%, 05/10/06	54,561	54,561
Sedna Finance Inc.
4.89%, 09/20/06[6]	21,824	21,824
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	72,748	72,748
Strips III LLC
5.00%, 07/24/06[6]	17,890	17,890
UniCredito Italiano SpA
4.84%, 06/14/06	94,572	94,568

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Union Hamilton Special Funding LLC
4.97%, 09/28/06	$72,748	$72,748
US Bank N.A.
4.93%, 09/29/06	32,737	32,733
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	126,299	126,299
Wells Fargo & Co.
4.89%, 03/15/07	36,374	36,376
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	65,473	65,467
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	75,585	75,234
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	24,570	24,570

		2,703,595

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,212,466)		6,212,466

TOTAL INVESTMENTS IN SECURITIES – 100.47% (Cost: $1,244,175,288)		1,182,613,215
Other Assets, Less Liabilities – (0.47)%		(5,583,939)

NET ASSETS – 100.00%		$1,177,029,276

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 100.01%
COMPUTERS – 25.91%
Advanced Digital Information Corp.[1]	16,704	$141,817
Agilysys Inc.	8,496	123,022
Anteon International Corp.[1]	9,448	516,333
Apple Computer Inc.[1]	235,516	16,577,971
Brocade Communications Systems Inc.[1]	75,714	466,398
CACI International Inc. Class A1	8,370	523,460
Cadence Design Systems Inc.[1]	78,710	1,489,980
CIBER Inc.[1]	14,871	101,866
Cognizant Technology Solutions Corp.[1]	38,348	2,439,316
Computer Sciences Corp.[1]	51,275	3,002,151
Dell Inc.[1]	575,788	15,085,646
Diebold Inc.	19,889	846,277
DST Systems Inc.[1]	15,945	980,936
Electronic Data Systems Corp.	144,729	3,919,261
Electronics For Imaging Inc.[1]	15,217	417,859
EMC Corp.[1]	663,478	8,963,588
Gateway Inc.[1]	64,009	140,820
Henry (Jack) & Associates Inc.	21,241	476,860
Hewlett-Packard Co.	783,107	25,427,484
Hutchinson Technology Inc.[1]	7,131	169,504
Imation Corp.	9,322	391,524
InFocus Corp.[1]	10,749	52,348
Intergraph Corp.[1]	7,837	344,985
International Business Machines Corp.	438,376	36,095,880
Kronos Inc.[1]	8,818	402,454
Lexmark International Inc.[1]	32,939	1,604,129
Maxtor Corp.[1]	70,443	681,888
McDATA Corp. Class A1	32,677	157,830
Mentor Graphics Corp.[1]	21,947	288,164
Mercury Computer Systems Inc.[1]	5,803	110,605
MICROS Systems Inc.[1]	10,492	438,566
M-Systems Flash Disk Pioneers Ltd.[1]	9,152	315,469
NCR Corp.[1]	51,721	2,037,807
Network Appliance Inc.[1]	101,605	3,766,497
Palm Inc.[1]	24,329	549,835
Perot Systems Corp. Class A1	23,330	351,816
Quantum Corp.[1]	50,386	172,320
RadiSys Corp.[1]	5,418	114,645
Reynolds & Reynolds Co. (The) Class A	17,508	520,688
SanDisk Corp.[1]	51,090	3,261,075
Seagate Technology	119,978	3,186,616
Silicon Storage Technology Inc.[1]	24,050	109,909
SRA International Inc. Class A1	9,842	315,141
Sun Microsystems Inc.[1]	945,194	4,725,970
Synopsys Inc.[1]	40,262	878,920
Unisys Corp.[1]	93,962	586,323
Western Digital Corp.[1]	59,836	1,258,949

		144,530,902
DISTRIBUTION & WHOLESALE – 0.32%
Ingram Micro Inc. Class A1	38,617	710,167
Tech Data Corp.[1]	15,825	581,094
United Stationers Inc.[1]	8,859	475,285

		1,766,546
ELECTRICAL COMPONENTS & EQUIPMENT – 0.20%
American Power Conversion Corp.	50,750	1,128,680

		1,128,680
ELECTRONICS – 0.09%
Cymer Inc.[1]	10,201	527,290

		527,290
ENGINEERING & CONSTRUCTION – 0.04%
Dycom Industries Inc.[1]	11,002	241,054

		241,054
ENTERTAINMENT – 0.06%
Macrovision Corp.[1]	14,136	323,714

		323,714
HOME FURNISHINGS – 0.01%
Audiovox Corp. Class A1	5,198	63,104

		63,104
INTERNET – 9.09%
Agile Software Corp.[1]	13,693	95,440
Akamai Technologies Inc.[1]	41,842	1,409,657
Ariba Inc.[1]	20,022	185,003
Avocent Corp.[1]	13,651	367,758
Check Point Software Technologies Ltd.[1]	49,925	966,049
Digital River Inc.[1]	9,570	416,678
EarthLink Inc.[1]	35,771	325,158
Entrust Inc.[1]	14,030	46,720

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
F5 Networks Inc.[1]	10,975	$642,696
Google Inc. Class A1	55,370	23,141,338
InfoSpace Inc.[1]	7,840	200,155
Internet Security Systems Inc.[1]	10,277	230,616
Interwoven Inc.[1]	10,702	108,625
Keynote Systems Inc.[1]	4,686	51,593
MatrixOne Inc.[1]	14,177	102,216
McAfee Inc.[1]	46,538	1,214,176
Openwave Systems Inc.[1]	24,655	458,830
RealNetworks Inc.[1]	30,947	310,089
RSA Security Inc.[1]	19,616	410,759
S1 Corp.[1]	19,453	100,572
SonicWALL Inc.[1]	14,580	123,784
Symantec Corp.[1]	289,919	4,748,873
TIBCO Software Inc.[1]	55,201	475,833
United Online Inc.	17,188	221,553
VeriSign Inc.[1]	70,584	1,660,136
Vignette Corp.[1]	8,149	129,162
webMethods Inc.[1]	14,684	140,526
Websense Inc.[1]	12,978	322,633
Yahoo! Inc.[1]	369,248	12,103,949

		50,710,577
MACHINERY – 0.22%
Intermec Inc.[1]	13,123	347,628
Presstek Inc.[1]	7,822	93,551
Zebra Technologies Corp. Class A1	19,403	770,105

		1,211,284
OFFICE & BUSINESS EQUIPMENT – 1.20%
IKON Office Solutions Inc.	27,520	363,264
Pitney Bowes Inc.	63,298	2,649,021
Xerox Corp.[1]	264,625	3,715,335

		6,727,620
PHARMACEUTICALS – 0.01%
Accelrys Inc.[1]	7,400	52,096

		52,096
RETAIL – 0.05%
Insight Enterprises Inc.[1]	13,396	264,839

		264,839
SEMICONDUCTORS – 22.52%
Actel Corp.[1]	7,081	113,792
Advanced Micro Devices Inc.[1]	124,772	4,036,374
Agere Systems Inc.[1]	50,115	787,808
Altera Corp.[1]	100,571	2,196,471
Amkor Technology Inc.[1]	28,192	340,841
Analog Devices Inc.	101,795	3,860,066
Applied Materials Inc.	450,277	8,082,472
Applied Micro Circuits Corp.[1]	84,638	310,622
Asyst Technologies Inc.[1]	12,982	131,897
Atmel Corp.[1]	124,357	651,631
ATMI Inc.[1]	10,252	291,157
Axcelis Technologies Inc.[1]	27,533	162,169
Broadcom Corp. Class A1	124,008	5,097,969
Brooks Automation Inc.[1]	20,798	281,189
Cabot Microelectronics Corp.[1,2]	6,846	223,933
Cirrus Logic Inc.[1]	21,053	198,951
Cohu Inc.	5,531	106,140
Conexant Systems Inc.[1]	131,211	464,487
Credence Systems Corp.[1]	24,699	175,116
Cree Inc.[1]	21,044	627,532
Cypress Semiconductor Corp.[1]	37,061	635,967
DSP Group Inc.[1]	7,948	214,914
Emulex Corp.[1]	22,843	414,600
ESS Technology Inc.[1]	9,502	30,121
Exar Corp.[1]	9,548	138,351
Fairchild Semiconductor International Inc. Class A1	33,178	685,789
Freescale Semiconductor Inc. Class A1	39,064	1,235,204
Freescale Semiconductor Inc. Class B1	74,908	2,372,336
Integrated Device Technology Inc.[1]	55,600	846,232
Intel Corp.	1,633,062	32,628,579
International Rectifier Corp.[1]	19,616	886,643
Intersil Corp. Class A	42,854	1,268,907
KLA-Tencor Corp.	55,367	2,666,475
Kopin Corp.[1]	18,960	105,418
Kulicke & Soffa Industries Inc.[1]	14,205	128,697
Lam Research Corp.[1]	37,730	1,844,242
Lattice Semiconductor Corp.[1]	29,847	198,483
Linear Technology Corp.	85,210	3,024,955
LSI Logic Corp.[1]	107,568	1,145,599
LTX Corp.[1]	16,552	94,015
Marvell Technology Group Ltd.[1]	61,980	3,538,438
Maxim Integrated Products Inc.	90,479	3,190,290
MEMC Electronic Materials Inc.[1]	41,562	1,687,417

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
Micrel Inc.[1]	17,386	$223,236
Microchip Technology Inc.	58,318	2,172,929
Micron Technology Inc.[1]	169,931	2,883,729
Microsemi Corp.[1]	17,978	491,159
Mindspeed Technologies Inc.[1,2]	29,580	102,938
National Semiconductor Corp.	93,870	2,814,223
Novellus Systems Inc.[1]	37,244	919,927
NVIDIA Corp.[1]	88,877	2,596,986
OmniVision Technologies Inc.[1,2]	14,773	429,599
Photronics Inc.[1]	10,793	193,950
PMC-Sierra Inc.[1]	50,533	628,125
Power Integrations Inc.[1]	8,184	173,255
QLogic Corp.[1]	45,055	937,595
Rambus Inc.[1]	25,959	1,007,988
Semtech Corp.[1]	20,265	379,969
Silicon Image Inc.[1]	22,377	228,245
Silicon Laboratories Inc.[1]	13,870	646,481
SiRF Technology Holdings Inc.[1]	11,079	378,348
Skyworks Solutions Inc.[1]	44,162	315,758
Teradyne Inc.[1]	53,839	907,726
Tessera Technologies Inc.[1]	12,173	390,388
Texas Instruments Inc.	449,262	15,593,884
Transmeta Corp.[1]	49,955	104,406
TriQuint Semiconductor Inc.[1]	38,521	209,169
Ultratech Inc.[1]	6,008	117,997
Varian Semiconductor Equipment Associates Inc.[1]	15,912	521,118
Vitesse Semiconductor Corp.[1,2]	60,591	111,487
Xilinx Inc.	96,308	2,664,842
Zoran Corp.[1]	12,540	344,098

		125,611,844
SOFTWARE – 19.50%
Actuate Corp.[1]	17,371	73,132
Adobe Systems Inc.[1]	166,847	6,540,402
Advent Software Inc.[1]	6,357	223,766
ANSYS Inc.[1]	8,820	497,889
Autodesk Inc.[1]	64,153	2,696,992
BEA Systems Inc.[1]	122,494	1,623,046
BMC Software Inc.[1]	60,007	1,292,551
Borland Software Corp.[1]	20,818	106,172
CA Inc.	129,727	3,289,877
Cerner Corp.[1]	16,912	670,561
Citrix Systems Inc.[1]	48,929	1,953,246
Compuware Corp.[1]	95,749	735,352
CSG Systems International Inc.[1]	13,098	331,117
Dendrite International Inc.[1]	10,010	124,424
Fair Isaac Corp.	18,666	692,695
FileNET Corp.[1]	11,547	321,238
Hyperion Solutions Corp.[1]	16,482	504,679
Informatica Corp.[1]	24,072	369,987
Inter-Tel Inc.	5,564	127,638
Intuit Inc.[1]	46,128	2,498,754
JDA Software Group Inc.[1]	8,120	110,919
Keane Inc.[1]	14,451	204,337
Microsoft Corp.	2,550,954	61,605,539
MRO Software Inc.[1]	6,092	115,870
NetIQ Corp.[1]	11,534	138,408
Novell Inc.[1]	104,244	856,886
Oracle Corp.[1]	1,136,755	16,585,255
Packeteer Inc.[1]	9,439	123,273
Parametric Technology Corp.[1]	30,794	460,062
Progress Software Corp.[1]	10,668	294,330
Quest Software Inc.[1]	14,904	256,498
Red Hat Inc.[1]	46,607	1,369,780
Salesforce.com Inc.[1]	21,695	760,410
Sybase Inc.[1]	24,872	541,463
Transaction Systems Architects Inc. Class A1	10,299	411,342
Wind River Systems Inc.[1]	22,243	253,793

		108,761,683
TELECOMMUNICATIONS – 20.79%
Adaptec Inc.[1]	31,271	172,929
ADC Telecommunications Inc.[1]	32,123	719,234
ADTRAN Inc.	18,704	470,219
Amdocs Ltd.[1]	51,942	1,932,242
American Tower Corp. Class A1	114,280	3,901,519
Andrew Corp.[1]	44,663	472,535
Arris Group Inc.[1]	28,792	341,185
Avaya Inc.[1]	130,541	1,566,492
C-COR Inc.[1]	13,354	109,236
CIENA Corp.[1]	161,238	659,463
Cisco Systems Inc.[1]	1,707,300	35,767,935

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Comverse Technology Inc.[1]	55,846	$1,264,912
Corning Inc.[1]	422,942	11,685,888
Crown Castle International Corp.[1]	59,425	1,999,651
Extreme Networks Inc.[1]	30,296	137,544
Finisar Corp.[1]	66,443	312,282
Foundry Networks Inc.[1]	34,141	485,144
Harmonic Inc.[1]	19,761	105,721
Harris Corp.	37,060	1,725,884
InterDigital Communications Corp.[1]	15,062	381,370
JDS Uniphase Corp.[1]	442,250	1,543,453
Juniper Networks Inc.[1]	151,220	2,794,546
Lucent Technologies Inc.[1]	1,234,034	3,442,955
Motorola Inc.	691,275	14,758,721
MRV Communications Inc.[1,2]	28,605	108,985
Plantronics Inc.	13,219	495,713
Polycom Inc.[1]	24,940	548,680
QUALCOMM Inc.	456,763	23,450,212
RF Micro Devices Inc.[1]	52,450	487,785
SBA Communications Corp.[1]	22,330	560,930
Sonus Networks Inc.[1]	68,057	338,243
Stratex Networks Inc.[1]	21,000	132,510
Sycamore Networks Inc.[1]	51,444	241,787
Tekelec[1]	17,382	248,215
Tellabs Inc. [1]	113,971	1,806,440
3Com Corp. [1]	107,554	579,716
UTStarcom Inc.[1]	27,333	189,964
Wireless Facilities Inc.[1]	13,308	58,156

		115,998,396

TOTAL COMMON STOCKS (Cost: $535,659,766)		557,919,629
SHORT-TERM INVESTMENTS – 0.13%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$659	659
Toronto-Dominion Bank
3.94%, 07/10/06	3,294	3,294
Washington Mutual Bank
4.79%, 05/10/06	3,294	3,294
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,270	5,270

		12,517

Security	Principal	Value
COMMERCIAL PAPER[3] – 0.03%
Amstel Funding Corp.
4.40%, 05/08/06	$3,294	$3,295
Amsterdam Funding Corp.
4.82%, 05/08/06	4,940	4,936
Atlantis One Funding Corp.
4.98%, 06/29/06	1,647	1,633
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	4,282	4,266
Bryant Park Funding LLC
4.78%, 05/03/06	2,635	2,634
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	4,940	4,903
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	6,587	6,581
CC USA Inc.
5.03%, 10/24/06	1,317	1,285
Charta LLC
4.96%, 06/21/06 - 06/23/06	5,599	5,558
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	20,749	20,729
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	5,928	5,884
Ebury Finance Ltd.
4.79%, 05/10/06	1,647	1,645
Edison Asset Securitization LLC
4.37%, 05/08/06	3,294	3,291
Gemini Securitization Corp.
4.96%, 06/28/06	1,976	1,960
General Electric Capital Corp.
4.96%, 06/29/06	4,282	4,247
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	5,533	5,473
Jupiter Securitization Corp.
4.97%, 06/19/06	2,635	2,617
Liberty Street Funding Corp.
4.78%, 05/10/06	6,521	6,513

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	$8,615	$8,589
Park Sienna LLC
4.96%, 06/20/06	1,647	1,635
Societe Generale
4.78% - 4.80%, 05/10/06	11,807	11,793
Solitaire Funding Ltd.
4.75%, 05/10/06	1,976	1,974
Sydney Capital Corp.
4.80%, 05/09/06	1,988	1,986
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	16,468	16,462
Thunder Bay Funding Inc.
4.97%, 06/15/06	1,989	1,977
Tulip Funding Corp.
4.98%, 05/30/06	3,294	3,280
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	7,582	7,542

		142,688
MEDIUM-TERM NOTES[3] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	1,647	1,647
Dorada Finance Inc.
3.93%, 07/07/06	2,042	2,042
K2 USA LLC
3.94%, 07/07/06	3,952	3,952
Marshall & Ilsley Bank
5.18%, 12/15/06	6,587	6,601
Sigma Finance Inc.
5.13%, 03/30/07	2,305	2,305
Toronto-Dominion Bank
3.81%, 06/20/06	8,234	8,234
US Bank N.A.
2.85%, 11/15/06	1,317	1,304

		26,085
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	195,719	195,719

		195,719

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.01%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $9,885 (collateralized by non-U.S. Government debt securities, value $10,878, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$9,881	$9,881
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $16,475 (collateralized by non-U.S. Government debt securities, value $17,259, 4.25% to 7.63%, 8/15/08 to 10/25/35).	16,468	16,468
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $9,885 (collateralized by U.S. Government obligations, value $10,086, 4.50% to 5.00%, 4/1/20 to 7/1/35).	9,881	9,881
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $8,237 (collateralized by non-U.S. Government debt securities, value $8,652, 0.00% to 10.00%, 2/1/09 to 1/1/10).	8,234	8,234
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $6,590 (collateralized by non-U.S. Government debt securities, value $6,933, 5.15% to 7.03%, 6/15/06 to 4/28/17).	6,587	6,587

		51,051
TIME DEPOSITS[3] – 0.01%
Branch Banking & Trust
4.80%, 05/01/06	3,294	3,294
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	16,468	16,468

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
SunTrust Bank
4.88%, 05/01/06	$18,610	$18,610
Wachovia Bank N.A.
4.80%, 05/01/06	11,527	11,527

		49,899
VARIABLE & FLOATING RATE NOTES[3] – 0.04%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	16,863	16,865
American Express Bank
4.87%, 07/19/06	1,647	1,647
American Express Centurion Bank
4.78%, 06/29/06	2,635	2,635
American Express Credit Corp.
4.93%, 03/05/07	1,976	1,977
ASIF Global Financing
4.95%, 05/30/06[6]	12,516	12,517
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	4,282	4,282
Beta Finance Inc.
4.91%, 05/25/06[6]	4,611	4,611
BMW US Capital LLC
4.90%, 05/16/07[6]	6,587	6,587
BNP Paribas
4.89%, 05/18/07[6]	12,186	12,186
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	1,186	1,186
CC USA Inc.
4.91%, 05/25/06[6]	3,623	3,623
Commodore CDO Ltd.
4.97%, 12/12/06[6]	1,647	1,647
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,647	1,647
DEPFA Bank PLC
4.92%, 03/15/07	6,587	6,587
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	6,587	6,587
Fifth Third Bancorp.
4.93%, 01/23/07[6]	13,174	13,174
General Electric Capital Corp.
4.95%, 04/09/07	2,964	2,966
Hartford Life Global Funding Trusts
4.92%, 02/15/07	6,587	6,587
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	6,587	6,587
K2 USA LLC
5.20%, 04/02/07[6]	2,305	2,305
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	6,893	6,893
Marshall & Ilsley Bank
4.88%, 05/15/07	3,623	3,623
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	9,881	9,881
Natexis Banques Populaires
4.88%, 05/15/07[6]	4,940	4,940
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	17,785	17,786
Newcastle Ltd.
4.97%, 04/24/07[6]	2,322	2,321
Northern Rock PLC
4.87%, 05/03/07[6]	7,905	7,905
Permanent Financing PLC
4.81%, 06/12/06[6]	5,731	5,730
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	6,587	6,587
Principal Life Income Funding Trusts
4.70%, 05/10/0[6]	4,940	4,940
Sedna Finance Inc.
4.89%, 09/20/06[6]	1,976	1,976
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	6,587	6,587
Strips III LLC
5.00%, 07/24/06[6]	1,620	1,620
UniCredito Italiano SpA
4.84%, 06/14/06	8,563	8,563
Union Hamilton Special Funding LLC
4.97%, 09/28/06	6,587	6,587
US Bank N.A.
4.93%, 09/29/06	2,964	2,964
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	11,436	11,436

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Wells Fargo & Co.
4.89%, 03/15/07	$3,294	$3,294
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	5,928	5,927
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	6,844	6,812
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	2,225	2,225

		244,800

TOTAL SHORT-TERM INVESTMENTS (Cost: $722,759)		722,759

TOTAL INVESTMENTS IN SECURITIES – 100.14% (Cost: $536,382,525)		558,642,388
Other Assets, Less Liabilities – (0.14)%		(777,936)

NET ASSETS – 100.00%		$557,864,452

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 99.99%
HOLDING COMPANIES - DIVERSIFIED – 3.06%
Leucadia National Corp.	275,681	$16,747,621

		16,747,621
TELECOMMUNICATIONS – 96.93%
Alltel Corp.	403,496	25,973,037
American Tower Corp. Class A1	197,983	6,759,140
AT&T Inc.	3,657,155	95,854,033
BCE Inc.	769,783	19,029,036
BellSouth Corp.	799,641	27,011,873
CenturyTel Inc.	632,057	23,828,549
Cincinnati Bell Inc.[1]	1,136,772	4,774,442
Citizens Communications Co.	1,221,821	16,225,783
Crown Castle International Corp.[1]	139,200	4,684,080
IDT Corp.[1]	114,100	1,249,395
IDT Corp. Class B1,2	369,132	4,097,365
Leap Wireless International Inc.[1]	97,474	4,478,930
Level 3 Communications Inc.[1]	1,066,545	5,759,343
Nextel Partners Inc. Class A1	612,048	17,345,440
NII Holdings Inc. Class B1	435,132	26,064,407
NTL Inc.[1]	549,508	15,100,480
Qwest Communications International Inc.[1]	2,956,468	19,837,900
Sprint Nextel Corp.	2,617,302	64,909,090
Telephone & Data Systems Inc.	308,509	12,093,553
Telephone & Data Systems Inc. Special	296,432	11,175,486
UbiquiTel Inc.[1]	246,573	2,554,496
United States Cellular Corp.[1]	247,199	15,425,218
Verizon Communications Inc.	3,215,876	106,220,384

		530,451,460

TOTAL COMMON STOCKS (Cost: $533,639,456)		547,199,081
SHORT-TERM INVESTMENTS – 0.26%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$1,157	1,157
Toronto-Dominion Bank
3.94%, 07/10/06	5,784	5,784

Security	Principal	Value
Washington Mutual Bank
4.79%, 05/10/06	$5,784	$5,784
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,254	9,254

		21,979
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
4.40%, 05/08/06	5,784	5,779
Amsterdam Funding Corp.
4.82%, 05/08/06	8,675	8,667
Atlantis One Funding Corp.
4.98%, 06/29/06	2,892	2,868
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	7,519	7,490
Bryant Park Funding LLC
4.78%, 05/03/06	4,627	4,626
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	8,675	8,609
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	11,567	11,556
CC USA Inc.
5.03%, 10/24/06	2,313	2,257
Charta LLC
4.96%, 06/21/06 - 06/23/06	9,832	9,761
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	36,437	36,402
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	10,411	10,333
Ebury Finance Ltd.
4.79%, 05/10/06	2,892	2,888
Edison Asset Securitization LLC
4.37%, 05/08/06	5,784	5,779
Gemini Securitization Corp.
4.96%, 06/28/06	3,470	3,442
General Electric Capital Corp.
4.96%, 06/29/06	7,519	7,458

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	$9,716	$9,611
Jupiter Securitization Corp.
4.97%, 06/19/06	4,627	4,596
Liberty Street Funding Corp.
4.78%, 05/10/06	11,452	11,438
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	15,128	15,084
Park Sienna LLC
4.96%, 06/20/06	2,892	2,872
Societe Generale
4.78% - 4.80%, 05/10/06	20,734	20,709
Solitaire Funding Ltd.
4.75%, 05/10/06	3,470	3,466
Sydney Capital Corp.
4.80%, 05/09/06	3,491	3,487
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	28,918	28,909
Thunder Bay Funding Inc.
4.97%, 06/15/06	3,494	3,472
Tulip Funding Corp.
4.98%, 05/30/06	5,784	5,760
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	13,314	13,242

		250,561
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	2,892	2,892
Dorada Finance Inc.
3.93%, 07/07/06	3,586	3,586
K2 USA LLC
3.94%, 07/07/06	6,940	6,940
Marshall & Ilsley Bank
5.18%, 12/15/06	11,567	11,592
Sigma Finance Inc.
5.13%, 03/30/07	4,049	4,049
Security	Shares or Principal	Value
Toronto-Dominion Bank
3.81%, 06/20/06	$14,459	$14,459
US Bank N.A.
2.85%, 11/15/06	2,313	2,290

		45,808
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	514,866	514,866

		514,866
REPURCHASE AGREEMENTS[3] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $17,358 (collateralized by non-U.S. Government debt securities, value $19,101, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$17,351	17,351
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $28,930 (collateralized by non-U.S. Government debt securities, value $30,308, 4.25% to 7.63%, 8/15/08 to 10/25/35).	28,918	28,918
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $17,358 (collateralized by U.S. Government obligations, value $17,712, 4.50% to 5.00%, 4/1/20 to 7/1/35).	17,351	17,351
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $14,465 (collateralized by non-U.S. Government debt securities, value $15,194, 0.00% to 10.00%, 2/1/09 to 1/1/10).	14,459	14,459

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $11,572 (collateralized by non-U.S. Government debt securities, value $12,175, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$11,567	$11,567

		89,646
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	5,784	5,784
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	28,918	28,918
SunTrust Bank
4.88%, 05/01/06	32,680	32,680
Wachovia Bank N.A.
4.80%, 05/01/06	20,243	20,243

		87,625
VARIABLE & FLOATING RATE NOTES[3] – 0.08%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	29,612	29,617
American Express Bank
4.87%, 07/19/06	2,892	2,892
American Express Centurion Bank
4.78%, 06/29/06	4,627	4,627
American Express Credit Corp.
4.93%, 03/05/07	3,470	3,473
ASIF Global Financing
4.95%, 05/30/06[6]	21,978	21,981
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	7,519	7,519
Beta Finance Inc.
4.91%, 05/25/06[6]	8,097	8,097
BMW US Capital LLC
4.90%, 05/16/07[6]	11,567	11,567
BNP Paribas
4.89%, 05/18/07[6]	21,399	21,399
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	2,082	2,082
CC USA Inc.
4.91%, 05/25/06[6]	6,362	6,362
Commodore CDO Ltd.
4.97%, 12/12/06[6]	2,892	2,892
Cullinan Finance Corp.
5.36%, 04/25/07[6]	2,892	2,892
DEPFA Bank PLC
4.92%, 03/15/07	11,567	11,567
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	11,567	11,567
Fifth Third Bancorp.
4.93%, 01/23/07[6]	23,134	23,134
General Electric Capital Corp.
4.95%, 04/09/07	5,205	5,209
Hartford Life Global Funding Trusts
4.92%, 02/15/07	11,567	11,567
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	11,567	11,567
K2 USA LLC
5.20%, 04/02/07[6]	4,049	4,049
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	12,104	12,104
Marshall & Ilsley Bank
4.88%, 05/15/07	6,362	6,362
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	17,351	17,351
Natexis Banques Populaires
4.88%, 05/15/07[6]	8,675	8,675
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	31,232	31,232
Newcastle Ltd.
4.97%, 04/24/07[6]	4,077	4,076
Northern Rock PLC
4.87%, 05/03/07[6]	13,881	13,881
Permanent Financing PLC
4.81%, 06/12/06[6]	10,063	10,063
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	11,567	11,567
Principal Life Income Funding Trusts
4.70%, 05/10/06	8,675	8,675

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Sedna Finance Inc.
4.89%, 09/20/06[6]	$3,470	$3,470
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	11,567	11,567
Strips III LLC
5.00%, 07/24/06[6]	2,845	2,845
UniCredito Italiano SpA
4.84%, 06/14/06	15,037	15,037
Union Hamilton Special Funding LLC
4.97%, 09/28/06	11,567	11,567
US Bank N.A.
4.93%, 09/29/06	5,205	5,205
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	20,082	20,082
Wells Fargo & Co.
4.89%, 03/15/07	5,784	5,784
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	10,411	10,409
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	12,018	11,962
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	3,907	3,907

		429,881

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,440,366)		1,440,366

TOTAL INVESTMENTS IN SECURITIES – 100.25% (Cost: $535,079,822)		548,639,447
Other Assets, Less Liabilities – (0.25)%		(1,364,156)

NET ASSETS – 100.00%		$547,275,291

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.86%
ELECTRIC – 85.93%
AES Corp. (The)[1]	943,841	$16,016,982
Allegheny Energy Inc.[1]	233,210	8,309,272
ALLETE Inc.	37,986	1,776,605
Alliant Energy Corp.	166,938	5,335,339
Ameren Corp.	293,913	14,804,398
American Electric Power Co. Inc.	566,431	18,952,781
Aquila Inc.[1]	536,870	2,324,647
Avista Corp.	69,773	1,465,931
Black Hills Corp.	47,616	1,733,222
CenterPoint Energy Inc.	390,918	4,698,834
Cleco Corp.	71,799	1,615,478
CMS Energy Corp.[1]	314,842	4,193,695
Consolidated Edison Inc.	353,139	15,227,354
Constellation Energy Group Inc.	256,803	14,103,621
Dominion Resources Inc.	499,646	37,408,496
DPL Inc.	182,039	4,946,000
DTE Energy Co.	255,867	10,434,256
Duke Energy Corp.	1,673,143	48,721,924
Duquesne Light Holdings Inc.[2]	112,139	1,902,999
Edison International	429,973	17,375,209
El Paso Electric Co.[1]	68,622	1,355,285
Energy East Corp.	211,951	5,120,736
Entergy Corp.	298,529	20,879,118
Exelon Corp.	964,761	52,097,094
FirstEnergy Corp.	473,906	24,031,773
FPL Group Inc.	520,844	20,625,422
Great Plains Energy Inc.	107,133	3,026,507
Hawaiian Electric Industries Inc.[2]	115,674	3,108,160
IDACORP Inc.	59,956	2,041,502
Northeast Utilities	215,961	4,351,614
NRG Energy Inc.[1]	136,992	6,519,449
NSTAR	153,539	4,245,353
Pepco Holdings Inc.	271,189	6,259,042
PG&E Corp.	496,844	19,794,265
Pinnacle West Capital Corp.	140,318	5,626,752
PNM Resources Inc.	89,966	2,277,040
PPL Corp.	546,877	15,881,308
Progress Energy Inc.	362,095	15,497,666
Public Service Enterprise Group Inc.	361,377	22,658,338
Puget Energy Inc.	165,359	3,434,506
Reliant Energy Inc.[1]	429,319	4,872,771
SCANA Corp.	147,102	5,757,572
Sierra Pacific Resources Corp.[1]	263,970	3,727,256
Southern Co. (The)	1,068,757	34,446,038
TECO Energy Inc.	287,336	4,591,629
TXU Corp.	652,509	32,384,022
UniSource Energy Corp.	46,291	1,400,303
Westar Energy Inc.	125,001	2,617,521
Wisconsin Energy Corp.	168,336	6,573,521
WPS Resources Corp.	60,236	3,011,198
Xcel Energy Inc.	576,840	10,867,666

		580,427,470
GAS – 10.40%
AGL Resources Inc.	105,031	3,715,997
Atmos Energy Corp.	115,647	3,069,271
Energen Corp.	94,991	3,350,333
KeySpan Corp.	250,883	10,130,656
New Jersey Resources Corp.	39,827	1,763,141
Nicor Inc.[2]	63,331	2,508,541
NiSource Inc.	389,403	8,220,297
Northwest Natural Gas Co.	39,345	1,358,976
ONEOK Inc.	131,173	4,330,021
Peoples Energy Corp.[2]	55,065	2,000,512
Piedmont Natural Gas Co.[2]	103,661	2,542,804
Sempra Energy	325,257	14,968,327
Southern Union Co.	150,541	3,902,023
UGI Corp.	150,830	3,378,592
Vectren Corp.	109,354	2,921,939
WGL Holdings Inc.	69,950	2,057,929

		70,219,359
PIPELINES – 2.88%
Equitable Resources Inc.	165,727	5,884,966
National Fuel Gas Co.	115,057	3,825,645
Questar Corp.	121,876	9,756,174

		19,466,785
WATER – 0.65%
Aqua America Inc.[2]	185,167	4,425,491

		4,425,491

TOTAL COMMON STOCKS (Cost: $597,589,330)		674,539,105

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.61%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse New York
5.28%, 04/23/07	$12,601	$12,601
Toronto-Dominion Bank
3.94%, 07/10/06	63,004	63,004
Washington Mutual Bank
4.79%, 05/10/06	63,004	63,004
Wells Fargo Bank N.A.
4.78%, 12/05/06	100,807	100,807

		239,416
COMMERCIAL PAPER[3] – 0.40%
Amstel Funding Corp.
4.40%, 05/08/06	63,004	62,956
Amsterdam Funding Corp.
4.82%, 05/08/06	94,506	94,418
Atlantis One Funding Corp.
4.98%, 06/29/06	31,502	31,245
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	81,906	81,599
Bryant Park Funding LLC
4.78%, 05/03/06	50,403	50,390
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	94,506	93,789
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	126,008	125,891
CC USA Inc.
5.03%, 10/24/06	25,202	24,582
Charta LLC
4.96%, 06/21/06 - 06/23/06	107,107	106,334
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	396,927	396,540
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	113,408	112,569
Ebury Finance Ltd.
4.79%, 05/10/06	31,502	31,464
Edison Asset Securitization LLC
4.37%, 05/08/06	63,004	62,951
Gemini Securitization Corp.
4.96%, 06/28/06	37,803	37,500
General Electric Capital Corp.
4.96%, 06/29/06	81,906	81,240
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	105,847	104,694
Jupiter Securitization Corp.
4.97%, 06/19/06	50,403	50,062
Liberty Street Funding Corp.
4.78%, 05/10/06	124,748	124,599
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	164,795	164,322
Park Sienna LLC
4.96%, 06/20/06	31,502	31,285
Societe Generale
4.78% - 4.80%, 05/10/06	225,865	225,594
Solitaire Funding Ltd.
4.75%, 05/10/06	37,803	37,758
Sydney Capital Corp.
4.80%, 05/09/06	38,029	37,989
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	315,021	314,904
Thunder Bay Funding Inc.
4.97%, 06/15/06	38,057	37,821
Tulip Funding Corp.
4.98%, 05/30/06	63,004	62,751
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	145,037	144,261

		2,729,508
MEDIUM-TERM NOTES[3] – 0.07%
Bank of America N.A.
5.28%, 04/20/07	31,502	31,502
Dorada Finance Inc.
3.93%, 07/07/06	39,063	39,062

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
K2 USA LLC
3.94%, 07/07/06	$75,605	$75,604
Marshall & Ilsley Bank
5.18%, 12/15/06	126,008	126,279
Sigma Finance Inc.
5.13%, 03/30/07	44,103	44,103
Toronto-Dominion Bank
3.81%, 06/20/06	157,511	157,513
US Bank N.A.
2.85%, 11/15/06	25,202	24,950

		499,013
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	778,812	778,812

		778,812
REPURCHASE AGREEMENTS[3] – 0.15%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $189,091 (collateralized by non-U.S. Government debt securities, value $208,082, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$189,013	189,013
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $315,150 (collateralized by non-U.S. Government debt securities, value $330,158, 4.25% to 7.63%, 8/15/08 to 10/25/35).	315,021	315,021
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $189,088 (collateralized by U.S. Government obligations, value $192,943, 4.50% to 5.00%, 4/1/20 to 7/1/35).	189,013	189,013

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $157,577 (collateralized by non-U.S. Government debt securities, value $165,515, 0.00% to 10.00%, 2/1/09 to 1/1/10).	$157,511	$157,511
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $126,060 (collateralized by non-U.S. Government debt securities, value $132,631, 5.15% to 7.03%, 6/15/06 to 4/28/17).	126,008	126,008

		976,566
TIME DEPOSITS[3] – 0.14%
Branch Banking & Trust
4.80%, 05/01/06	63,004	63,004
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	315,021	315,021
SunTrust Bank
4.88%, 05/01/06	356,001	356,001
Wachovia Bank N.A.
4.80%, 05/01/06	220,515	220,515

		954,541
VARIABLE & FLOATING RATE NOTES[3] – 0.69%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	322,582	322,633
American Express Bank
4.87%, 07/19/06	31,502	31,502
American Express Centurion Bank
4.78%, 06/29/06	50,403	50,403
American Express Credit Corp.
4.93%, 03/05/07	37,803	37,828
ASIF Global Financing
4.95%, 05/30/06[6]	239,416	239,447
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	81,906	81,906

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2006

Security	Principal	Value
Beta Finance Inc.
4.91%, 05/25/06[6]	$88,206	$88,205
BMW US Capital LLC
4.90%, 05/16/07[6]	126,008	126,008
BNP Paribas
4.89%, 05/18/07[6]	233,116	233,116
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	22,682	22,682
CC USA Inc.
4.91%, 05/25/06[6]	69,305	69,304
Commodore CDO Ltd.
4.97%, 12/12/06[6]	31,502	31,502
Cullinan Finance Corp.
5.36%, 04/25/07[6]	31,502	31,502
DEPFA Bank PLC
4.92%, 03/15/07	126,008	126,008
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	126,008	126,008
Fifth Third Bancorp.
4.93%, 01/23/07[6]	252,017	252,017
General Electric Capital Corp.
4.95%, 04/09/07	56,704	56,742
Hartford Life Global Funding Trusts
4.92%, 02/15/07	126,008	126,008
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	126,008	126,008
K2 USA LLC
5.20%, 04/02/07[6]	44,103	44,103
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	131,857	131,857
Marshall & Ilsley Bank
4.88%, 05/15/07	69,305	69,305
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	189,013	189,013
Natexis Banques Populaires
4.88%, 05/15/07[6]	94,506	94,506
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	340,223	340,234
Newcastle Ltd.
4.97%, 04/24/07[6]	44,418	44,405
Northern Rock PLC
4.87%, 05/03/07[6]	$151,210	151,215
Permanent Financing PLC
4.81%, 06/12/06[6]	109,627	109,627
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	126,008	126,008
Principal Life Income Funding Trusts
4.70%, 05/10/06	94,506	94,506
Sedna Finance Inc.
4.89%, 09/20/06[6]	37,803	37,803
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	126,008	126,008
Strips III LLC
5.00%, 07/24/06[6]	30,988	30,988
UniCredito Italiano SpA
4.84%, 06/14/06	163,811	163,804
Union Hamilton Special Funding LLC
4.97%, 09/28/06	126,008	126,008
US Bank N.A.
4.93%, 09/29/06	56,704	56,698
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	218,766	218,766
Wells Fargo & Co.
4.89%, 03/15/07	63,004	63,008
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	113,408	113,396
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	130,923	130,314
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	42,558	42,558

		4,682,959

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,860,815)		10,860,815

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $608,450,145)		685,399,920
Other Assets, Less Liabilities – (1.47)%		(9,918,717)

NET ASSETS – 100.00%		$675,481,203

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2006

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.75%
AGRICULTURE – 4.77%
Altria Group Inc.	3,279,226	$239,908,174
Universal Corp.[1]	1,354,099	51,550,549
UST Inc.	154,920	6,805,636

		298,264,359
AUTO MANUFACTURERS – 1.05%
Ford Motor Co.	1,488,414	10,344,477
General Motors Corp.[2]	2,418,255	55,329,674

		65,674,151
BANKS – 28.44%
AmSouth Bancorp	3,579,179	103,581,440
Associated Bancorp	2,088,476	70,632,258
Bank of America Corp.	3,968,365	198,100,781
Bank of Hawaii Corp.	345,332	18,754,981
BB&T Corp.	1,081,174	46,425,612
Citizens Banking Corp.	2,121,750	55,483,762
Colonial BancGroup Inc. (The)	1,084	28,108
Comerica Inc.	2,451,261	139,403,213
Compass Bancshares Inc.	153,362	8,428,776
Fifth Third Bancorp	889,906	35,970,001
First Horizon National Corp.	2,186,691	92,759,432
FirstMerit Corp.	3,280,143	80,658,716
FNB Corp. (Pennsylvania)	2,311,915	38,793,934
Huntington Bancshares Inc.	2,130,625	51,454,594
KeyCorp	3,425,815	130,934,649
National City Corp.	3,105,014	114,575,017
PNC Financial Services Group	2,500,078	178,680,575
Provident Bankshares Corp.	1,198,780	41,669,593
Regions Financial Corp.	2,242,588	81,876,888
Republic Bancorp Inc.	604,019	6,928,098
Sky Financial Group Inc.	1,949,246	50,388,009
SunTrust Banks Inc.	302,515	23,393,485
TCF Financial Corp.	261,266	7,017,605
TrustCo Bank Corp. NY	965,234	11,167,757
U.S. Bancorp	917,378	28,842,364
Wachovia Corp.	785,930	47,037,910
Wells Fargo & Co.	898,218	61,698,594
Whitney Holding Corp.	1,550,301	55,128,704

		1,779,814,856
BEVERAGES – 0.29%
Coca-Cola Co. (The)	433,751	18,200,192

		18,200,192
CHEMICALS – 6.50%
Dow Chemical Co. (The)	1,374,918	55,835,420
Eastman Chemical Co.	1,792,784	97,437,810
Lubrizol Corp.	1,358,093	59,226,436
Lyondell Chemical Co.	2,194,986	52,899,163
Olin Corp.	234,222	4,813,262
PPG Industries Inc.	1,489,800	99,995,376
RPM International Inc.	1,808,059	33,268,286
Sensient Technologies Corp.	147,375	3,028,556

		406,504,309
COMMERCIAL SERVICES – 1.79%
Deluxe Corp.	2,268,735	54,086,642
Donnelley (R.R.) & Sons Co.	1,726,571	58,168,177

		112,254,819
DISTRIBUTION & WHOLESALE – 1.43%
Genuine Parts Co.	2,053,955	89,655,136

		89,655,136
DIVERSIFIED FINANCIAL SERVICES – 3.53%
Citigroup Inc.	1,828,811	91,349,109
IndyMac Bancorp Inc.	314,988	15,220,220
JP Morgan Chase & Co.	2,066,038	93,756,804
Waddell & Reed Financial Inc. Class A	883,386	20,777,239

		221,103,372
ELECTRIC – 16.20%
Black Hills Corp.	1,034,507	37,656,055
Consolidated Edison Inc.	269,096	11,603,420
DTE Energy Co.	3,811,703	155,441,248
Duke Energy Corp.	388,944	11,326,049
Duquesne Light Holdings Inc.	2,814,968	47,770,007
Energy East Corp.	3,841,523	92,811,196
Entergy Corp.	469,206	32,816,268
Exelon Corp.	390,174	21,069,396
FirstEnergy Corp.	2,901,815	147,151,039
FPL Group Inc.	3,362,324	133,148,030
Great Plains Energy Inc.	420,833	11,888,532
Northeast Utilities	295,808	5,960,531
OGE Energy Corp.	454,925	13,720,538

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

Security	Shares	Value
Pinnacle West Capital Corp.	3,640,275	$145,975,028
PNM Resources Inc.	483,516	12,237,790
PPL Corp.	2,651,276	76,993,055
Progress Energy Inc.	226,394	9,689,663
SCANA Corp.	1,182,855	46,296,945
UniSource Energy Corp.	788	23,837

		1,013,578,627
ELECTRICAL COMPONENTS & EQUIPMENT – 0.57%
Emerson Electric Co.	421,035	35,766,923

		35,766,923
ENVIRONMENTAL CONTROL – 0.44%
Waste Management Inc.	735,707	27,559,584

		27,559,584
FOOD – 1.95%
Albertson’s Inc.	1,502,497	38,058,249
ConAgra Foods Inc.	603,424	13,685,656
General Mills Inc.	699,910	34,533,559
Sara Lee Corp.	2,005,931	35,845,987

		122,123,451
FOREST PRODUCTS & PAPER – 0.63%
MeadWestvaco Corp.	1,389,785	39,622,770

		39,622,770
GAS – 4.60%
AGL Resources Inc.	1,020,747	36,114,029
Atmos Energy Corp.	459,655	12,199,244
KeySpan Corp.	299,838	12,107,458
Nicor Inc.[1]	2,293,506	90,845,773
NiSource Inc.	4,044,205	85,373,168
ONEOK Inc.	825,607	27,253,287
Vectren Corp.	448,668	11,988,409
WGL Holdings Inc.	398,542	11,725,106

		287,606,474
HOME FURNISHINGS – 1.21%
La-Z-Boy Inc.[2]	1,532,048	23,470,975
Whirlpool Corp.	580,265	52,078,784

		75,549,759
HOUSEHOLD PRODUCTS & WARES – 1.42%
Avery Dennison Corp.	650,726	40,670,375
Kimberly-Clark Corp.	823,095	48,175,750

		88,846,125
INSURANCE – 4.88%
Cincinnati Financial Corp.	42,675	1,819,662
Fidelity National Title Group Inc. Class A	522,050	11,307,603
Gallagher (Arthur J.) & Co.	1,508,028	41,380,288
Lincoln National Corp.	2,013,961	116,970,855
Unitrin Inc.	2,741,630	133,928,626

		305,407,034
INTERNET – 0.18%
United Online Inc.	860,943	11,097,555

		11,097,555
OFFICE & BUSINESS EQUIPMENT – 0.67%
Pitney Bowes Inc.	1,000,708	41,879,630

		41,879,630
OIL & GAS – 2.68%
Chevron Corp.	1,490,725	90,964,040
Marathon Oil Corp.	969,924	76,973,169

		167,937,209
PACKAGING & CONTAINERS – 0.86%
Sonoco Products Co.	1,721,942	53,931,223

		53,931,223
PHARMACEUTICALS – 5.37%
Abbott Laboratories	628,317	26,854,269
Bristol-Myers Squibb Co.	4,373,140	110,990,293
Lilly (Eli) & Co.	737,569	39,032,151
Merck & Co. Inc.	3,877,265	133,455,461
Pfizer Inc.	1,018,537	25,799,542

		336,131,716
PIPELINES – 1.94%
Kinder Morgan Inc.	1,375,758	121,094,219

		121,094,219
RETAIL – 0.04%
Pier 1 Imports Inc.	194,831	2,351,610

		2,351,610
SAVINGS & LOANS – 4.73%
Astoria Financial Corp.	566,185	17,732,914
New York Community Bancorp Inc.	3,191,608	54,927,574
People’s Bank	2,421,614	79,307,859
Washington Federal Inc.	1,726,781	41,304,602
Washington Mutual Inc.	2,279,265	102,703,681

		295,976,630

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 3.58%
Alltel Corp.	225,495	$14,515,113
AT&T Inc.	4,348,846	113,983,254
BellSouth Corp.	2,657,027	89,754,372
Verizon Communications Inc.	182,983	6,043,928

		224,296,667

TOTAL COMMON STOCKS (Cost: $5,938,836,778)		6,242,228,400
SHORT-TERM INVESTMENTS – 1.09%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Credit Suisse New York
5.28%, 04/23/07	$84,685	84,685
Toronto-Dominion Bank
3.94%, 07/10/06	423,424	423,424
Washington Mutual Bank
4.79%, 05/10/06	423,424	423,424
Wells Fargo Bank N.A.
4.78%, 12/05/06	677,479	677,479

		1,609,012
COMMERCIAL PAPER[3] – 0.29%
Amstel Funding Corp.
4.40%, 05/08/06	423,424	423,062
Amsterdam Funding Corp.
4.82%, 05/08/06	635,136	634,541
Atlantis One Funding Corp.
4.98%, 06/29/06	211,712	209,984
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	550,452	548,388
Bryant Park Funding LLC
4.78%, 05/03/06	338,739	338,649
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	635,136	630,316
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	846,849	846,061
CC USA Inc.
5.03%, 10/24/06	169,370	165,205
Charta LLC
4.96%, 06/21/06 - 06/23/06	719,821	714,623

Security	Principal	Value
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	$2,667,573	$2,664,973
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	762,164	756,523
Ebury Finance Ltd.
4.79%, 05/10/06	211,712	211,459
Edison Asset Securitization LLC
4.37%, 05/08/06	423,424	423,064
Gemini Securitization Corp.
4.96%, 06/28/06	254,055	252,024
General Electric Capital Corp.
4.96%, 06/29/06	550,452	545,981
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	711,353	703,608
Jupiter Securitization Corp.
4.97%, 06/19/06	338,739	336,448
Liberty Street Funding Corp.
4.78%, 05/10/06	838,380	837,378
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	1,107,517	1,104,342
Park Sienna LLC
4.96%, 06/20/06	211,712	210,254
Societe Generale
4.78% - 4.80%, 05/10/06	1,517,942	1,516,121
Solitaire Funding Ltd.
4.75%, 05/10/06	254,055	253,753
Sydney Capital Corp.
4.80%, 05/09/06	255,579	255,306
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	2,117,121	2,116,333
Thunder Bay Funding Inc.
4.97%, 06/15/06	255,765	254,176
Tulip Funding Corp.
4.98%, 05/30/06	423,424	421,726
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	974,731	969,516

		18,343,814

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

Security	Principal	Value
MEDIUM-TERM NOTES[3] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	$211,712	$211,712
Dorada Finance Inc.
3.93%, 07/07/06	262,523	262,518
K2 USA LLC
3.94%, 07/07/06	508,109	508,104
Marshall & Ilsley Bank
5.18%, 12/15/06	846,849	848,669
Sigma Finance Inc.
5.13%, 03/30/07	296,397	296,397
Toronto-Dominion Bank
3.81%, 06/20/06	1,058,561	1,058,575
US Bank N.A.
2.85%, 11/15/06	169,370	167,679

		3,353,654
REPURCHASE AGREEMENTS[3] – 0.11%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $1,270,796 (collateralized by non-U.S. Government debt securities, value $1,398,428, 0.90% to 5.28%, 2/25/36 to 5/25/36).	1,270,273	1,270,273
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $2,117,991 (collateralized by non-U.S. Government debt securities, value $2,218,852, 4.25% to 7.63%, 8/15/08 to 10/25/35).	2,117,121	2,117,121
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $1,270,778 (collateralized by U.S. Government obligations, value $1,296,687, 4.50% to 5.00%, 4/1/20 to 7/1/35).	1,270,273	1,270,273
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $1,059,005 (collateralized by non-U.S. Government debt securities, value $1,112,354, 0.00% to 10.00%, 2/1/09 to 1/1/10).	1,058,561	1,058,561
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $847,197 (collateralized by non-U.S. Government debt securities, value $891,354, 5.15% to 7.03%, 6/15/06 to 4/28/17).	846,849	846,849

		6,563,077
TIME DEPOSITS[3] – 0.10%
Branch Banking & Trust
4.80%, 05/01/06	423,424	423,424
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	2,117,121	2,117,121
SunTrust Bank
4.88%, 05/01/06	2,392,529	2,392,529
Wachovia Bank N.A.
4.80%, 05/01/06	1,481,985	1,481,985

		6,415,059
VARIABLE & FLOATING RATE NOTES[3] – 0.50%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[4]	2,167,932	2,168,270
American Express Bank
4.87%, 07/19/06	211,712	211,712
American Express Centurion Bank
4.78%, 06/29/06	338,739	338,739
American Express Credit Corp.
4.93%, 03/05/07	254,055	254,229
ASIF Global Financing
4.95%, 05/30/06[4]	1,609,012	1,609,219
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[4]	550,452	550,452

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

Security	Principal	Value
Beta Finance Inc.
4.91%, 05/25/06[4]	$592,794	$592,790
BMW US Capital LLC
4.90%, 05/16/07[4]	846,849	846,849
BNP Paribas
4.89%, 05/18/07[4]	1,566,670	1,566,670
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[4]	152,433	152,433
CC USA Inc.
4.91%, 05/25/06[4]	465,767	465,764
Commodore CDO Ltd.
4.97%, 12/12/06[4]	211,712	211,712
Cullinan Finance Corp.
5.36%, 04/25/07[4]	211,712	211,712
DEPFA Bank PLC
4.92%, 03/15/07	846,849	846,849
Eli Lilly Services Inc.
4.80%, 03/30/07[4]	846,849	846,849
Fifth Third Bancorp.
4.93%, 01/23/07[4]	1,693,697	1,693,697
General Electric Capital Corp.
4.95%, 04/09/07	381,082	381,336
Hartford Life Global Funding Trusts
4.92%, 02/15/07	846,849	846,849
HBOS Treasury Services PLC
5.00%, 04/24/07[4]	846,849	846,849
K2 USA LLC
5.20%, 04/02/07[4]	296,397	296,397
Leafs LLC
4.92%, 01/22/07 - 02/20/07[4]	886,151	886,151
Marshall & Ilsley Bank
4.88%, 05/15/07	465,767	465,767
Metropolitan Life Global Funding I
4.85%, 05/04/07[4]	1,270,273	1,270,273
Natexis Banques Populaires
4.88%, 05/15/07[4]	635,136	635,136
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[4]	2,286,491	2,286,570
Newcastle Ltd.
4.97%, 04/24/07[4]	298,514	298,428
Northern Rock PLC
4.87%, 05/03/07[4]	1,016,218	1,016,248
Permanent Financing PLC
4.81%, 06/12/06[4]	736,758	736,758
Pfizer Investment Capital PLC
4.86%, 02/15/07[4]	846,849	846,849
Principal Life Income Funding Trusts
4.70%, 05/10/06	635,136	635,137
Sedna Finance Inc.
4.89%, 09/20/06[4]	254,055	254,055
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[4]	846,849	846,849
Strips III LLC
5.00%, 07/24/06[4]	208,255	208,255
UniCredito Italiano SpA
4.84%, 06/14/06	1,100,903	1,100,856
Union Hamilton Special Funding LLC
4.97%, 09/28/06	846,849	846,849
US Bank N.A.
4.93%, 09/29/06	381,082	381,040
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	1,470,228	1,470,229
Wells Fargo & Co.
4.89%, 03/15/07	423,424	423,451
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	762,164	762,087
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	879,876	875,783
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	286,015	286,014

		31,472,162

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,756,778)		67,756,778

TOTAL INVESTMENTS IN SECURITIES – 100.84% (Cost: $6,006,593,556)		6,309,985,178
Other Assets, Less Liabilities – (0.84)%		(52,281,636)

NET ASSETS – 100.00%		6,257,703,542

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2006

[1]	Affiliated issuer. See Note 2.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 100.04%
AIRLINES – 10.26%
Alaska Air Group Inc.[1]	155,687	$5,909,879
AMR Corp.[1,2]	277,149	6,828,951
Continental Airlines Inc. Class B1,2	276,143	7,190,764
JetBlue Airways Corp.[1,2]	412,218	4,229,357
SkyWest Inc.	53,661	1,264,790
Southwest Airlines Co.	285,899	4,637,282

		30,061,023
TRANSPORTATION – 85.19%
Alexander & Baldwin Inc.	234,085	11,673,819
Burlington Northern Santa Fe Corp.	232,465	18,487,941
CH Robinson Worldwide Inc.	285,681	12,669,952
Con-way Inc.	251,634	14,021,046
CSX Corp.	255,156	17,475,634
Expeditors International Washington Inc.	282,929	24,221,552
FedEx Corp.	288,061	33,164,463
Hunt (J.B.) Transport Services Inc.	295,257	7,035,974
Landstar System Inc.	284,197	12,075,531
Norfolk Southern Corp.	250,844	13,545,576
Overseas Shipholding Group Inc.	228,680	11,166,444
Ryder System Inc.	288,122	15,025,562
Union Pacific Corp.	278,314	25,385,020
United Parcel Service Inc. Class B	281,130	22,791,209
YRC Worldwide Inc.[1]	261,323	10,975,566

		249,715,289
TRUCKING & LEASING – 4.59%
GATX Corp.	287,777	13,467,964

		13,467,964

TOTAL COMMON STOCKS (Cost: $281,871,696)		293,244,276
SHORT-TERM INVESTMENTS – 5.28%
CERTIFICATES OF DEPOSIT[3] – 0.13%
Credit Suisse New York
5.28%, 04/23/07	$19,328	19,328
Toronto-Dominion Bank
3.94%, 07/10/06	96,612	96,612
Washington Mutual Bank
4.79%, 05/10/06	96,612	96,612
Wells Fargo Bank N.A.
4.78%, 12/05/06	154,579	154,579

		367,131

Security	Principal	Value
COMMERCIAL PAPER[3] – 1.43%
Amstel Funding Corp.
4.40%, 05/08/06	$96,612	$96,529
Amsterdam Funding Corp.
4.82%, 05/08/06	144,918	144,782
Atlantis One Funding Corp.
4.98%, 06/29/06	48,306	47,912
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	125,596	125,125
Bryant Park Funding LLC
4.78%, 05/03/06	77,290	77,269
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	144,918	143,819
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	193,224	193,044
CC USA Inc.
5.03%, 10/24/06	38,645	37,694
Charta LLC
4.96%, 06/21/06 - 06/23/06	164,240	163,055
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	608,656	608,063
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	173,902	172,614
Ebury Finance Ltd.
4.79%, 05/10/06	48,306	48,248
Edison Asset Securitization LLC
4.37%, 05/08/06	96,612	96,530
Gemini Securitization Corp.
4.96%, 06/28/06	57,967	57,504
General Electric Capital Corp.
4.96%, 06/29/06	125,596	124,576
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	162,308	160,540
Jupiter Securitization Corp.
4.97%, 06/19/06	77,290	76,767

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2006

Security	Principal	Value
Liberty Street Funding Corp.
4.78%, 05/10/06	$191,292	$191,063
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	252,700	251,976
Park Sienna LLC
4.96%, 06/20/06	48,306	47,973
Societe Generale
4.78% - 4.80%, 05/10/06	346,346	345,931
Solitaire Funding Ltd.
4.75%, 05/10/06	57,967	57,898
Sydney Capital Corp.
4.80%, 05/09/06	58,315	58,253
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	483,060	482,880
Thunder Bay Funding Inc.
4.97%, 06/15/06	58,358	57,995
Tulip Funding Corp.
4.98%, 05/30/06	96,612	96,224
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	222,403	221,213

		4,185,477
MEDIUM-TERM NOTES[3] – 0.26%
Bank of America N.A.
5.28%, 04/20/07	48,306	48,306
Dorada Finance Inc.
3.93%, 07/07/06	59,899	59,898
K2 USA LLC
3.94%, 07/07/06	115,934	115,933
Marshall & Ilsley Bank
5.18%, 12/15/06	193,224	193,639
Sigma Finance Inc.
5.13%, 03/30/07	67,628	67,628
Toronto-Dominion Bank
3.81%, 06/20/06	241,530	241,533
US Bank N.A.
2.85%, 11/15/06	38,645	38,259

		765,196

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	13,888	$13,888

		13,888
REPURCHASE AGREEMENTS[3] – 0.51%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $289,955 (collateralized by non-U.S. Government debt securities, value $319,077, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$289,836	289,836
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $483,258 (collateralized by non-U.S. Government debt securities, value $506,272, 4.25% to 7.63%, 8/15/08 to 10/25/35).	483,060	483,060
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $289,951 (collateralized by U.S. Government obligations, value $295,863, 4.50% to 5.00%, 4/1/20 to 7/1/35).	289,836	289,836
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $241,631 (collateralized by non-U.S. Government debt securities, value $253,804, 0.00% to 10.00%, 2/1/09 to 1/1/10).	241,530	241,530
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $193,303 (collateralized by non-U.S. Government debt securities, value $203,379, 5.15% to 7.03%, 6/15/06 to 4/28/17).	193,224	193,224

		1,497,486

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.50%
Branch Banking & Trust
4.80%, 05/01/06	$96,612	$96,612
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	483,060	483,060
SunTrust Bank
4.88%, 05/01/06	545,899	545,899
Wachovia Bank N.A.
4.80%, 05/01/06	338,142	338,142

		1,463,713
VARIABLE & FLOATING RATE NOTES[3] – 2.45%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	494,654	494,731
American Express Bank
4.87%, 07/19/06	48,306	48,306
American Express Centurion Bank
4.78%, 06/29/06	77,290	77,290
American Express Credit Corp.
4.93%, 03/05/07	57,967	58,007
ASIF Global Financing
4.95%, 05/30/06[6]	367,126	367,173
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	125,596	125,596
Beta Finance Inc.
4.91%, 05/25/06[6]	135,257	135,256
BMW US Capital LLC
4.90%, 05/16/07[6]	193,224	193,224
BNP Paribas
4.89%, 05/18/07[6]	357,464	357,464
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	34,780	34,780
CC USA Inc.
4.91%, 05/25/06[6]	106,273	106,272
Commodore CDO Ltd.
4.97%, 12/12/06[6]	48,306	48,306
Cullinan Finance Corp.
5.36%, 04/25/07[6]	48,306	48,306
DEPFA Bank PLC
4.92%, 03/15/07	193,224	193,224
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	193,224	193,224
Fifth Third Bancorp
4.93%, 01/23/07[6]	386,448	386,448
General Electric Capital Corp.
4.95%, 04/09/07	86,951	87,009
Hartford Life Global Funding Trusts
4.92%, 02/15/07	193,224	193,224
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	193,224	193,224
K2 USA LLC
5.20%, 04/02/07[6]	67,628	67,628
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	202,192	202,192
Marshall & Ilsley Bank
4.88%, 05/15/07	106,273	106,273
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	289,836	289,836
Natexis Banques Populaires
4.88%, 05/15/07[6]	144,918	144,918
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	521,705	521,723
Newcastle Ltd.
4.97%, 04/24/07[6]	68,111	68,092
Northern Rock PLC
4.87%, 05/03/07[6]	231,869	231,876
Permanent Financing PLC
4.81%, 06/12/06[6]	168,105	168,105
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	193,224	193,224
Principal Life Income Funding Trusts
4.70%, 05/10/06	144,918	144,918
Sedna Finance Inc.
4.89%, 09/20/06[6]	57,967	57,967
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	193,224	193,224
Strips III LLC
5.00%, 07/24/06[6]	47,517	47,517
UniCredito Italiano SpA
4.84%, 06/14/06	251,191	251,181

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2006

Security	Principal	Value
Union Hamilton Special Funding LLC
4.97%, 09/28/06	$193,224	$193,224
US Bank N.A.
4.93%, 09/29/06	86,951	86,941
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	335,460	335,459
Wells Fargo & Co.
4.89%, 03/15/07	96,612	96,618
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	173,902	173,884
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	200,760	199,827
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	65,259	65,259

		7,180,950

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,473,841)		15,473,841

TOTAL INVESTMENTS IN SECURITIES – 105.32% (Cost: $297,345,537)		308,718,117
Other Assets, Less Liabilities – (5.32)%		(15,593,296)

NET ASSETS – 100.00%		$293,124,821

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	79

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2006

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$410,867,306	$799,464,964	$1,243,783,424	$536,186,806

Affiliated issuers[a]	$442,492	$742,626	$391,864	$195,719

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$510,643,747	$954,398,876	$1,182,221,351	$558,446,669
Affiliated issuers[a]	442,492	742,626	391,864	195,719
Receivables:
Dividends and interest	548,654	134,782	889,413	27,382

Total Assets	511,634,893	955,276,284	1,183,502,628	558,669,770

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,248,761	115,614	5,820,602	527,040
Capital shares redeemed	—	—	6,979	—
Investment advisory fees (Note 2)	84,722	463,850	645,771	278,278

Total Liabilities	2,333,483	579,464	6,473,352	805,318

NET ASSETS	$509,301,410	$954,696,820	$1,177,029,276	$557,864,452

Net assets consist of:
Paid-in capital	$425,324,402	$803,874,167	$1,255,433,917	$603,869,602
Undistributed net investment income	653,760	—	198,744	18,603
Accumulated net realized loss	(16,453,193)	(4,111,259)	(17,041,312)	(68,283,616)
Net unrealized appreciation (depreciation)	99,776,441	154,933,912	(61,562,073)	22,259,863

NET ASSETS	$509,301,410	$954,696,820	$1,177,029,276	$557,864,452

Shares outstanding	7,950,000	9,850,000	19,050,000	10,750,000

Net asset value per share	$64.06	$96.92	$61.79	$51.89

[a]	See Note 2.
[b]	Securities on loan with market values of $2,188,053, $112,912, $5,654,668 and $505,661, respectively. See Note 5.

See notes to the financial statements.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2006

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$534,564,956	$607,671,333	$5,862,478,482	$297,331,649

Affiliated issuers[a]	$514,866	$778,812	$144,115,074	$13,888

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$548,124,581	$684,621,108	$6,167,588,856	$308,704,229
Affiliated issuers[a]	514,866	778,812	142,396,322	13,888
Receivables:
Investment securities sold	—	—	—	1,114,812
Dividends and interest	2,925,026	1,387,840	19,929,303	30,590
Capital shares redeemed	—	—	—	4,359

Total Assets	551,564,473	686,787,760	6,329,914,481	309,867,878

LIABILITIES
Payables:
Investment securities purchased	3,082,299	891,540	—	1,132,823
Collateral for securities on loan (Note 5)	925,500	10,082,003	67,756,778	15,459,953
Capital shares sold	—	—	—	1,262
Due to bank	—	—	2,415,798	—
Investment advisory fees (Note 2)	281,383	333,014	2,038,363	149,019

Total Liabilities	4,289,182	11,306,557	72,210,939	16,743,057

NET ASSETS	$547,275,291	$675,481,203	$6,257,703,542	$293,124,821

Net assets consist of:
Paid-in capital	$565,646,759	$624,720,656	$5,997,500,904	$283,680,617
Undistributed net investment income	2,562,030	723,524	18,885,938	—
Accumulated net realized loss	(34,493,123)	(26,912,752)	(62,074,922)	(1,928,376)
Net unrealized appreciation	13,559,625	76,949,775	303,391,622	11,372,580

NET ASSETS	$547,275,291	$675,481,203	$6,257,703,542	$293,124,821

Shares outstanding	21,400,000	8,800,000	97,700,000	3,500,000

Net asset value per share	$25.57	$76.76	$64.05	$83.75

[a]	See Note 2.
[b]	Securities on loan with market values of $878,166, $9,727,296, $65,788,752 and $15,019,418, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2006

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$8,603,002	$12,828,811	$17,392,408	$2,634,410
Interest from affiliated issuers[b]	19,008	21,518	38,749	12,116
Securities lending income[c]	46,943	132,688	84,808	33,331

Total investment income	8,668,953	12,983,017	17,515,965	2,679,857

EXPENSES
Investment advisory fees (Note 2)	946,372	4,864,971	7,782,684	2,839,363
Proxy fees	18,178	29,260	46,913	18,012

Total expenses	964,550	4,894,231	7,829,597	2,857,375

Net investment income (loss)	7,704,403	8,088,786	9,686,368	(177,518)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,241,866)	(356,974)	(11,905,127)	(12,544,271)
In-kind redemptions	19,178,004	219,939,925	120,088,786	18,683,274

Net realized gain	17,936,138	219,582,951	108,183,659	6,139,003

Net change in unrealized appreciation (depreciation)	49,413,263	13,862,223	(87,402,172)	72,486,878

Net realized and unrealized gain	67,349,401	233,445,174	20,781,487	78,625,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,053,804	$241,533,960	$30,467,855	$78,448,363

[a]	Net of foreign withholding tax of $1,257, $—, $8,441 and $—, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2006

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$20,731,439	$24,727,562	$253,954,386	$1,743,775
Dividends from affiliated issuers[b]	—	—	7,103,397	—
Interest from affiliated issuers[b]	24,479	28,222	499,415	5,221
Securities lending income[c]	96,141	96,639	744,958	57,137

Total investment income	20,852,059	24,852,423	262,302,156	1,806,133

EXPENSES
Investment advisory fees (Note 2)	2,958,708	4,352,060	27,966,383	1,087,487
Proxy fees	14,619	28,299	262,511	5,444

Total expenses	2,973,327	4,380,359	28,228,894	1,092,931

Net investment income	17,878,732	20,472,064	234,073,262	713,202

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,490,801)	(5,255,188)	(22,166,220)	(3,005,628)
Investments in affiliated issuers[b]	—	—	2,328,941	—
In-kind redemptions	35,623,960	85,960,618	301,605,619	34,852,018

Net realized gain	23,133,159	80,705,430	281,768,340	31,846,390

Net change in unrealized appreciation (depreciation)	22,706,578	(50,321,452)	175,388,430	20,156,318

Net realized and unrealized gain	45,839,737	30,383,978	457,156,770	52,002,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,718,469	$50,856,042	$691,230,032	$52,715,910

[a]	Net of foreign withholding tax of $134,334, $—, $— and $—, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,704,403	$7,293,183	$8,088,786	$5,632,802	$9,686,368	$5,912,967
Net realized gain (loss)	17,936,138	(2,889,321)	219,582,951	18,602,048	108,183,659	20,609,165
Net change in unrealized appreciation (depreciation)	49,413,263	22,448,857	13,862,223	102,972,489	(87,402,172)	13,762,481

Net increase in net assets resulting from operations	75,053,804	26,852,719	241,533,960	127,207,339	30,467,855	40,284,613

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,463,774)	(7,083,570)	(8,149,230)	(5,866,486)	(9,608,950)	(5,905,508)

Total distributions to shareholders	(7,463,774)	(7,083,570)	(8,149,230)	(5,866,486)	(9,608,950)	(5,905,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,643,728	13,975,774	534,196,649	207,799,707	516,653,049	567,027,374
Cost of shares redeemed	(40,834,224)	—	(451,657,423)	(38,891,252)	(529,765,459)	(83,921,079)

Net increase (decrease) in net assets from capital share transactions	26,809,504	13,975,774	82,539,226	168,908,455	(13,112,410)	483,106,295

INCREASE IN NET ASSETS	94,399,534	33,744,923	315,923,956	290,249,308	7,746,495	517,485,400
NET ASSETS:
Beginning of year	414,901,876	381,156,953	638,772,864	348,523,556	1,169,282,781	651,797,381

End of year	$509,301,410	$414,901,876	$954,696,820	$638,772,864	$1,177,029,276	$1,169,282,781

Undistributed net investment income included in net assets at end of year	$653,760	$578,624	$—	$—	$198,744	$122,203

SHARES ISSUED AND REDEEMED:
Shares sold	1,100,000	250,000	6,000,000	3,100,000	8,250,000	9,750,000
Shares redeemed	(650,000)	—	(5,200,000)	(600,000)	(8,550,000)	(1,450,000)

Net increase (decrease) in shares outstanding	450,000	250,000	800,000	2,500,000	(300,000)	8,300,000

See notes to the financial statements.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Change in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(177,518)	$6,725,623	$17,878,732	$9,186,265	$20,472,064	$16,426,248
Net realized gain (loss)	6,139,003	(5,625,740)	23,133,159	11,588,517	80,705,430	24,729,665
Net change in unrealized appreciation (depreciation)	72,486,878	(12,766,375)	22,706,578	4,810,617	(50,321,452)	101,862,520

Net increase (decrease) in net assets resulting from operations	78,448,363	(11,666,492)	63,718,469	25,585,399	50,856,042	143,018,433

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(6,667,027)	(17,137,093)	(8,413,928)	(20,282,959)	(16,405,928)
Return of capital	(322,925)	(287,033)	—	—	—	—

Total distributions to shareholders	(322,925)	(6,954,060)	(17,137,093)	(8,413,928)	(20,282,959)	(16,405,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	170,770,247	163,275,616	535,187,249	218,640,027	263,163,008	181,723,465
Cost of shares redeemed	(86,036,156)	(72,186,245)	(347,871,389)	(138,190,301)	(264,122,931)	(102,957,659)

Net increase (decrease) in net assets from capital share transactions	84,734,091	91,089,371	187,315,860	80,449,726	(959,923)	78,765,806

INCREASE IN NET ASSETS	162,859,529	72,468,819	233,897,236	97,621,197	29,613,160	205,378,311
NET ASSETS:
Beginning of year	395,004,923	322,536,104	313,378,055	215,756,858	645,868,043	440,489,732

End of year	$557,864,452	$395,004,923	$547,275,291	$313,378,055	$675,481,203	$645,868,043

Undistributed net investment income included in net assets at end of year	$18,603	$28,343	$2,562,030	$1,826,072	$723,524	$759,317

SHARES ISSUED AND REDEEMED:
Shares sold	3,400,000	3,600,000	22,300,000	9,800,000	3,400,000	2,800,000
Shares redeemed	(1,850,000)	(1,650,000)	(14,550,000)	(6,150,000)	(3,450,000)	(1,600,000)

Net increase (decrease) in shares outstanding	1,550,000	1,950,000	7,750,000	3,650,000	(50,000)	1,200,000

See notes to the financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	Year ended April 30, 2006	Year ended April 30, 2005	Year ended April 30, 2006	Year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$234,073,262	$136,407,958	$713,202	$449,731
Net realized gain	281,768,340	128,439,373	31,846,390	18,304,774
Net change in unrealized appreciation (depreciation)	175,388,430	153,745,411	20,156,318	(8,198,623)

Net increase in net assets resulting from operations	691,230,032	418,592,742	52,715,910	10,555,882

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(218,655,259)	(133,385,049)	(713,202)	(449,731)
Return of capital	—	—	(161,077)	(41,538)

Total distributions to shareholders	(218,655,259)	(133,385,049)	(874,279)	(491,269)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,297,046,414	4,303,595,615	563,541,364	291,533,609
Cost of shares redeemed	(1,883,397,405)	(156,500,532)	(430,097,915)	(217,112,532)

Net increase (decrease) in net assets from capital share transactions	(586,350,991)	4,147,095,083	133,443,449	74,421,077

INCREASE (DECREASE) IN NET ASSETS	(113,776,218)	4,432,302,776	185,285,080	84,485,690
NET ASSETS:
Beginning of year	6,371,479,760	1,939,176,984	107,839,741	23,354,051

End of year	$6,257,703,542	$6,371,479,760	$293,124,821	$107,839,741

Undistributed net investment income included in net assets at end of year	$18,885,938	$3,467,935	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	20,950,000	73,400,000	7,700,000	4,650,000
Shares redeemed	(30,150,000)	(2,650,000)	(5,950,000)	(3,350,000)

Net increase (decrease) in shares outstanding	(9,200,000)	70,750,000	1,750,000	1,300,000

See notes to the financial statements.

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$55.32	$52.57	$42.83	$50.47	$57.93

Income from investment operations:
Net investment income	0.98	0.99	0.70	0.63	0.57
Net realized and unrealized gain (loss)	8.71	2.72	9.74	(7.66)	(7.46)

Total from investment operations	9.69	3.71	10.44	(7.03)	(6.89)

Less distributions from:
Net investment income	(0.95)	(0.96)	(0.70)	(0.61)	(0.57)

Total distributions	(0.95)	(0.96)	(0.70)	(0.61)	(0.57)

Net asset value, end of year	$64.06	$55.32	$52.57	$42.83	$50.47

Total return	17.63%	7.05%	24.50%	(13.89)%	(11.93)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$509,301	$414,902	$381,157	$175,596	$121,140
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.63%	1.81%	1.49%	1.57%	1.15%
Portfolio turnover rate[a]	5%	6%	5%	14%	5%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$70.58	$53.21	$39.19	$48.74	$57.01

Income from investment operations:
Net investment income	0.85	0.73	0.70	0.71	0.63
Net realized and unrealized gain (loss)	26.35	17.40	14.04	(9.56)	(8.26)

Total from investment operations	27.20	18.13	14.74	(8.85)	(7.63)

Less distributions from:
Net investment income	(0.86)	(0.76)	(0.70)	(0.70)	(0.64)
Return of capital	—	—	(0.02)	—	—

Total distributions	(0.86)	(0.76)	(0.72)	(0.70)	(0.64)

Net asset value, end of year	$96.92	$70.58	$53.21	$39.19	$48.74

Total return	38.69%	34.26%	37.90%	(18.22)%	(13.34)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$954,697	$638,773	$348,524	$111,684	$104,797
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.00%	1.16%	1.42%	1.79%	1.32%
Portfolio turnover rate[a]	2%	3%	2%	9%	18%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$60.43	$58.99	$50.80	$56.92	$61.87

Income from investment operations:
Net investment income	0.46	0.42	0.40	0.39	0.26
Net realized and unrealized gain (loss)	1.36	1.44	8.19	(6.13)	(4.94)

Total from investment operations	1.82	1.86	8.59	(5.74)	(4.68)

Less distributions from:
Net investment income	(0.46)	(0.42)	(0.40)	(0.38)	(0.27)

Total distributions	(0.46)	(0.42)	(0.40)	(0.38)	(0.27)

Net asset value, end of year	$61.79	$60.43	$58.99	$50.80	$56.92

Total return	2.99%	3.18%	16.96%	(10.06)%	(7.60)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,177,029	$1,169,283	$651,797	$378,489	$236,233
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.75%	0.74%	0.71%	0.80%	0.45%
Portfolio turnover rate[a]	4%	4%	4%	9%	3%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$42.94	$44.49	$35.34	$43.41	$63.42

Income from investment operations:
Net investment income (loss)	(0.01)	0.72	(0.10)	(0.05)	(0.16)
Net realized and unrealized gain (loss)	9.00	(1.53)	9.25	(8.02)	(19.85)

Total from investment operations	8.99	(0.81)	9.15	(8.07)	(20.01)

Less distributions from:
Net investment income	—	(0.71)	—	—	—
Return of capital	(0.04)	(0.03)	—	—	—

Total distributions	(0.04)	(0.74)	—	—	—

Net asset value, end of year	$51.89	$42.94	$44.49	$35.34	$43.41

Total return	20.94%	(2.01)%	25.89%	(18.59)%	(31.55)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$557,864	$395,005	$322,536	$231,501	$141,073
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.04)%	1.78%	(0.22)%	(0.22)%	(0.41)%
Portfolio turnover rate[a]	7%	9%	5%	15%	8%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$22.96	$21.58	$18.43	$22.38	$38.35

Income from investment operations:
Net investment income	0.87 [a]	0.64	0.45	0.34	0.29
Net realized and unrealized gain (loss)	2.55	1.35	3.15	(3.98)	(15.98)

Total from investment operations	3.42	1.99	3.60	(3.64)	(15.69)

Less distributions from:
Net investment income	(0.81)	(0.61)	(0.45)	(0.31)	(0.28)

Total distributions	(0.81)	(0.61)	(0.45)	(0.31)	(0.28)

Net asset value, end of year	$25.57	$22.96	$21.58	$18.43	$22.38

Total return	15.24%	9.26%	19.71%	(16.22)%	(41.12)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$547,275	$313,378	$215,757	$126,245	$51,463
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.63%	2.97%	2.27%	2.27%	1.05%
Portfolio turnover rate[b]	25%	10%	22%	23%	43%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of year	$72.98	$57.58	$49.11	$65.75	$85.95

Income from investment operations:
Net investment income	2.20	1.99	1.87	2.04	1.89
Net realized and unrealized gain (loss)	3.76	15.41	8.47	(16.61)	(20.25)

Total from investment operations	5.96	17.40	10.34	(14.57)	(18.36)

Less distributions from:
Net investment income	(2.18)	(2.00)	(1.87)	(2.07)	(1.84)

Total distributions	(2.18)	(2.00)	(1.87)	(2.07)	(1.84)

Net asset value, end of year	$76.76	$72.98	$57.58	$49.11	$65.75

Total return	8.16%	30.71%	21.28%	(22.16)%	(21.38)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$675,481	$645,868	$440,490	$329,055	$180,818
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.82%	3.10%	3.41%	4.15%	2.89%
Portfolio turnover rate[a]	5%	7%	7%	15%	8%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	2.12	1.92	0.76
Net realized and unrealized gain	4.29	5.94	3.12

Total from investment operations	6.41	7.86	3.88

Less distributions from:
Net investment income	(1.96)	(1.90)	(0.75)

Total distributions	(1.96)	(1.90)	(0.75)

Net asset value, end of period	$64.05	$59.60	$53.64

Total return	10.88%	14.81%	7.70%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,257,704	$6,371,480	$1,939,177
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	3.35%	3.39%	3.43%
Portfolio turnover rate[d]	14%	20%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.32	0.34	0.39
Net realized and unrealized gain	22.18	9.74	1.72

Total from investment operations	22.50	10.08	2.11

Less distributions from:
Net investment income	(0.30)	(0.33)	(0.32)
Return of capital	(0.07)	(0.03)	(0.11)

Total distributions	(0.37)	(0.36)	(0.43)

Net asset value, end of period	$83.75	$61.62	$51.90

Total return	36.65%	19.42%	4.19%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$293,125	$107,840	$23,354
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.39%	0.54%	0.43%
Portfolio turnover rate[d]	10%	5%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. Those reclassifications had no impact on prior year net assets, net income or distributions.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Total Market	$460,129	$89,667,587	$(6,150,708)	$83,977,008
Dow Jones U.S. Energy Sector	—	153,876,806	(3,054,153)	150,822,653
Dow Jones U.S. Healthcare Sector	198,744	(75,536,496)	(3,066,889)	(78,404,641)
Dow Jones U.S. Technology Sector	—	(20,000,795)	(26,004,355)	(46,005,150)
Dow Jones U.S. Telecommunications Sector	2,562,030	8,443,932	(29,377,430)	(18,371,468)
Dow Jones U.S. Utilities Sector	703,864	70,241,415	(20,184,732)	50,760,547
Dow Jones Select Dividend	18,885,938	284,775,503	(43,458,803)	260,202,638
Dow Jones Transportation Average	—	11,278,569	(1,834,365)	9,444,204

For the years ended April 30, 2006 and April 30, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2006.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2005 to April 30, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Healthcare Sector	$1,747,708
Dow Jones U.S. Technology Sector	4,028,396
Dow Jones U.S. Telecommunications Sector	5,869,281
Dow Jones U.S. Utilities Sector	5,003,963
Dow Jones Select Dividend	12,127,366
Dow Jones Transportation Average	92,555

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Dow Jones U.S. Total Market	$1,633,292	$2,507,100	$728,202	$1,282,114	$—	$6,150,708
Dow Jones U.S. Energy Sector	—	2,929,194	124,959	—	—	3,054,153
Dow Jones U.S. Healthcare Sector	—	—	799,884	—	519,297	1,319,181
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	21,975,959
Dow Jones U.S. Telecommunications Sector	9,769,390	12,363,187	998,718	376,854	—	23,508,149
Dow Jones U.S. Utilities Sector	—	4,938,451	8,539,740	1,702,578	—	15,180,769
Dow Jones Select Dividend	—	—	—	842,993	30,488,444	31,331,437
Dow Jones Transportation Average	—	—	—	206,601	1,535,209	1,741,810

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2006 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$421,418,652	$108,892,447	$(19,224,860)	$89,667,587
Dow Jones U.S. Energy Sector	801,264,696	154,487,945	(611,139)	153,876,806
Dow Jones U.S. Healthcare Sector	1,258,149,711	45,495,056	(121,031,552)	(75,536,496)
Dow Jones U.S. Technology Sector	578,643,183	32,020,665	(52,021,460)	(20,000,795)
Dow Jones U.S. Telecommunications Sector	540,195,515	24,377,410	(15,933,478)	8,443,932
Dow Jones U.S. Utilities Sector	615,158,505	76,054,044	(5,812,629)	70,241,415
Dow Jones Select Dividend	6,025,209,675	464,369,231	(179,593,728)	284,775,503
Dow Jones Transportation Average	297,439,548	16,977,553	(5,698,984)	11,278,569

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.60
Dow Jones U.S. Healthcare Sector	0.60
Dow Jones U.S. Technology Sector	0.60
Dow Jones U.S. Telecommunications Sector	0.60
Dow Jones U.S. Utilities Sector	0.60
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.60

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of its shares, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$46,943
Dow Jones U.S. Energy Sector	132,688
Dow Jones U.S. Healthcare Sector	84,808
Dow Jones U.S. Technology Sector	33,331
Dow Jones U.S. Telecommunications Sector	96,141
Dow Jones U.S. Utilities Sector	96,639
Dow Jones Select Dividend	744,958
Dow Jones Transportation Average	57,137

Cross trades for the year ended April 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the year ended April 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Dow Jones U.S. Total Market
IMMF	637	121,255	121,450	442	$442,492	$19,008	$—
Dow Jones U.S. Energy Sector
IMMF	272	136,368	135,897	743	742,626	21,518	—
Dow Jones U.S. Healthcare Sector
IMMF	831	248,917	249,356	392	391,864	38,749	—
Dow Jones U.S. Technology Sector
IMMF	383	75,017	75,204	196	195,719	12,116	—
Dow Jones U.S. Telecommunications Sector
IMMF	330	164,708	164,523	515	514,866	24,479	—
Dow Jones U.S. Utilities Sector
IMMF	634	192,138	191,993	779	778,812	28,222	—
Dow Jones Select Dividend
IMMF	12,243	3,426,777	3,439,020	—	—	499,415	—
Nicor Inc.	2,495	306	507	2,294	90,845,773	4,450,207	2,312,649
Universal Corp.	1,427	361	434	1,354	51,550,549	2,653,190	16,292
Dow Jones Transportation Average
IMMF	122	32,973	33,081	14	13,888	5,221	—

As of April 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$25,004,434	$25,258,809
Dow Jones U.S. Energy Sector	16,424,968	17,658,951
Dow Jones U.S. Healthcare Sector	53,227,024	54,871,671
Dow Jones U.S. Technology Sector	31,031,488	31,227,080
Dow Jones U.S. Telecommunications Sector	123,811,576	127,441,009
Dow Jones U.S. Utilities Sector	34,925,449	34,796,352
Dow Jones Select Dividend	936,395,631	965,150,377
Dow Jones Transportation Average	18,697,324	21,512,091

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended April 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$68,106,749	$41,255,554
Dow Jones U.S. Energy Sector	583,722,566	500,323,540
Dow Jones U.S. Healthcare Sector	534,318,797	545,312,923
Dow Jones U.S. Technology Sector	170,616,317	85,923,398
Dow Jones U.S. Telecommunications Sector	533,212,492	340,847,008
Dow Jones U.S. Utilities Sector	262,484,435	263,381,350
Dow Jones Select Dividend	1,625,252,748	2,154,183,612
Dow Jones Transportation Average	569,677,874	433,387,592

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of April 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	101

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund, each a fund of iShares Trust (the “Funds”), at April 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 22, 2006

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the fiscal year ended April 30, 2006 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends Received Deduction
Dow Jones U.S. Total Market	93.79%
Dow Jones U.S. Energy Sector	100.00
Dow Jones U.S. Healthcare Sector	100.00
Dow Jones U.S. Telecommunications Sector	65.67
Dow Jones U.S. Utilities Sector	100.00
Dow Jones Select Dividend	100.00
Dow Jones Transportation Average	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2006:

iShares Index Fund	Qualified Dividend Income
Dow Jones U.S. Total Market	$7,442,662
Dow Jones U.S. Energy Sector	8,086,175
Dow Jones U.S. Healthcare Sector	9,685,491
Dow Jones U.S. Telecommunications Sector	16,052,490
Dow Jones U.S. Utilities Sector	20,358,185
Dow Jones Select Dividend	238,228,262
Dow Jones Transportation Average	713,202

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	103

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter-end. The information shown for the iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund is for each full calendar quarter completed after the inception date of each Fund through March 31, 2006, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.61%
Between 0.5% and –0.5%	1,293	98.09
Less than –0.5% and Greater than –1.0%	14	1.07
Less than –1.0%	3	0.23

	1,318	100.00%

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,295	98.26
Less than –0.5%	10	0.76

	1,318	100.00%

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.68%
Between 0.5% and –0.5%	1,296	98.33
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0%	6	0.46

	1,318	100.00%

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	6	0.46%
Greater than 0.5% and Less than 1.0%	38	2.88
Between 0.5% and –0.5%	1,237	93.86
Less than –0.5% and Greater than –1.0%	24	1.81
Less than –1.0% and Greater than –1.5%	6	0.46
Less than –1.5%	7	0.53

	1,318	100.00%

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	48	3.64
Between 0.5% and –0.5%	1,233	93.55
Less than –0.5% and Greater than –1.0%	26	1.97
Less than –1.0%	10	0.76

	1,318	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	15	1.14%
Between 0.5% and –0.5%	1,293	98.10
Less than –0.5%	10	0.76

	1,318	100.00%

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.88%
Between 0.5% and –0.5%	559	98.77
Less than –0.5%	2	0.35

	566	100.00%

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.05%	1	0.18%
Between 0.5% and –0.5%	563	99.47
Less than –0.5%	2	0.35

	566	100.00%

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In addition, at a meeting held on March 9, 2006, the Board considered and approved a proposal by BGFA to contractually reduce the advisory fee rate for certain Funds (including the following Funds discussed in this report: the iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund and iShares Dow Jones Transportation Average Index Fund, collectively referred to below as the “Sector Funds”) under the Advisory Contracts. The Board’s approval of the proposed amended Advisory Contracts was based on, among other things, its review of information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds (including the fee reductions, where applicable), the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

At its June 14, 2005 meeting, the Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

In considering the proposed fee reductions for the Sector Funds at its March 9, 2006 meeting, the Board noted its review of the advisory arrangements for the Funds, including the Sector Funds, at its June 14, 2005 meeting and drew on the considerations and conclusions resulting from that review. The Board discussed with representatives of BGFA certain information regarding the proposed fee reductions and considered representations from BGFA that, following the fee reductions, BGFA remained fully committed to providing the Sector Funds with the same level and quality of services as had been provided to the Funds in the past. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Sector Funds under the revised Advisory Contracts were appropriate.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	107

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

At its June 14, 2005 meeting, the Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

At its March 9, 2006 meeting, the Board discussed with representatives of BGFA the rationale for the reduction in the level of fees for the Sector Funds, including BGFA’s desire to promote consistency of fees among similar products. The Board considered the intention of BGFA to add new funds to the BGFA fund complex and the proposed fees and expenses that would likely be associated with such funds. The Board then reviewed statistical information prepared by Lipper regarding the expense ratio components of the new funds in comparison with the same information for other funds registered under the 1940 Act objectively determined by Lipper. The Board considered the reasonableness of the proposed fee rate for the new funds in evaluating the fee reduction for the Sector Funds. The Board also considered its review of the materials prepared by Lipper and other data reviewed at its June 14, 2005 meeting regarding the current advisory fee rates for the Sector Funds, and the conclusions from that review. The Board noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, and the fact that the Lipper materials considered at the March 9, 2006 meeting did not compare the new fee rates for the Sector Funds, the statistical information may or may not provide meaningful comparisons in evaluating the fee structure for such Funds. The Board concluded that the investment advisory fees and expense levels and the historical performance of the Sector Funds, as managed by BGFA, were satisfactory for the purposes of approving the proposed fee reduction for the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

During its June 14, 2005 meeting, the Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

The Board considered the proposed fee reductions at its March 9, 2006 meeting in the context of the conclusions it reached during the June 14, 2005 meeting regarding the costs to, and profits realized by, BGFA in operating the Funds, including the Sector Funds. The Board considered, in particular, information provided by BGFA regarding the potential savings to shareholders if the proposed fee reductions were approved. On the basis of this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts following the fee reductions and from other relationships between the Sector Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis during the June 14, 2005 meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

The Board, at its March 9, 2006 meeting, reviewed the materials provided by BGFA regarding the fee reductions proposed for the Sector Funds. The Board discussed the potential for BGFA to realize increasing efficiencies in the future from servicing its suite of sector funds, and from its management of other iShares Funds. The Board then considered the potential for BGFA to achieve economies of scale and BGFA’s desire to share such economies of scale with the Sector Funds by means of implementing the proposed fee reductions. The Board concluded that the proposed fee reductions were an appropriate means to share potential economies of scale with shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board, at its June 14, 2005 meeting, received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	109

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

At its June 14, 2005 meeting, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

During its March 9, 2006 meeting, the Board noted that it had, at previous meetings, reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Sector Funds by BGFA and concluded that any such ancillary benefits would not disadvantage the Sector Funds’ shareholders. The Board also concluded that the proposed amendments to the Advisory Contracts for the Sector Funds would not generate any additional ancillary revenue for BGFA or its affiliates.

Based on the above analysis, the Board determined that the Advisory Contracts, including the revised investment advisory fee rates thereunder for the Sector Funds, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).

Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).

Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).

Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).

Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Richard K. Lyons, 1961	Trustee (since 2000).

Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).

Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).

Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).

Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).

Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

112	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).

Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).

Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).

Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).

None.

TRUSTEE AND OFFICER INFORMATION	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

114	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-015-26006

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of April 30, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 04/30/06			Inception to 04/30/06			Inception to 04/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	12.35%	12.52%	12.59%	9.74%	9.76%	10.04%	18.67%	18.70%	19.14%
Morningstar Large Growth	12.81%	12.90%	13.11%	2.62%	2.61%	2.87%	4.88%	4.86%	5.31%
Morningstar Large Value	17.05%	17.26%	17.36%	14.90%	14.93%	15.29%	29.14%	29.20%	29.73%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the “Core Index”). The Core Index measures the performance of large-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund generally does not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Core Fund returned 12.35%, while the Core Index returned 12.59%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Industrial	27.63%
Financial	20.98
Consumer Non-Cyclical	20.37
Consumer Cyclical	11.46
Communications	8.46
Technology	5.96
Basic Materials	3.41
Energy	1.60
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
General Electric Co.	10.43%
Procter & Gamble Co.	5.45
American International Group Inc.	4.23
International Business Machines Corp.	3.71
Wal-Mart Stores Inc.	3.31
Wells Fargo & Co.	3.27
Coca-Cola Co. (The)	2.62
Home Depot Inc.	2.41
Time Warner Inc.	2.26
Sprint Nextel Corp.	1.98

TOTAL	39.67%

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the “Growth Index”). The Growth Index measures the performance of large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 12.81%, while the Growth Index returned 13.11%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Consumer Non-Cyclical	27.48%
Technology	25.72
Communications	19.32
Consumer Cyclical	10.68
Energy	9.37
Industrial	2.88
Financial	2.68
Utilities	1.05
Basic Materials	0.76
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Microsoft Corp.	6.94%
Johnson & Johnson	5.45
Cisco Systems Inc.	4.03
Intel Corp.	3.68
PepsiCo Inc.	3.02
QUALCOMM Inc.	2.64
Amgen Inc.	2.61
Google Inc. Class A	2.61
Schlumberger Ltd.	2.55
UnitedHealth Group Inc.	2.12

TOTAL	35.65%

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the “Value Index”). The Value Index measures the performance of large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 17.05%, while the Value Index returned 17.36%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Financial	38.56%
Energy	20.48
Consumer Non-Cyclical	17.14
Communications	9.37
Utilities	7.11
Basic Materials	2.39
Technology	2.39
Industrial	1.30
Consumer Cyclical	1.11
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Exxon Mobil Corp.	10.03%
Citigroup Inc.	6.58
Bank of America Corp.	6.07
Pfizer Inc.	4.90
JP Morgan Chase & Co.	4.16
Altria Group Inc.	3.95
Chevron Corp.	3.58
ConocoPhillips	2.68
AT&T Inc.	2.68
Wachovia Corp.	2.54

TOTAL	47.17%

The broad U.S. stock market overcame a series of challenges during the reporting period, and generally posted double-digit gains thanks to continued strength in the economy and corporate profit growth. The stock market faced some headwinds early in the reporting period as a surge in energy prices and rising interest rates, along with the damage inflicted by the devastating Gulf Coast hurricanes, prevented stocks from making much headway. During the last six months of the reporting period, however, stocks put together a solid rally. The U.S. economy held up well in the wake of the hurricanes, producing better-than-expected growth in the first quarter of 2006. In addition, profits at public companies continued to grow at a healthy rate, surpassing many analysts’ expectations.

Although the market’s rally was broad based, small-capitalization stocks posted the best results. Mid-cap stocks also performed well, outpacing large-company issues. Within the large-capitalization segment of the market, value stocks generally outperformed growth stocks.

Nine of the ten sectors in the Core Index gained ground during the reporting period, with eight posting double-digit returns. The top-performing sectors were energy, which soared thanks to a 44% rise in the price of oil, and financials, which benefited from strong capital markets and heavy merger and acquisition activity. The only sector of the Core Index to decline during the reporting period was health care, which is generally a somewhat defensive sector of the market.

The Growth Index is dominated by the information technology sector (comprised approximately 40% of the portfolio as of April 30, 2006), which posted double-digit gains. As in the Core Index, energy and financial stocks produced the best results in the Growth Index, both gaining more than 40%, as did the economically sensitive materials sector. In contrast, the consumer staples sector, which tends to underperform when the economy is strong, was the only sector of the Growth Index to decline.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The best-performing sectors in the Value Index were information technology and industrials, though these two sectors together made up just 4% of the Value Index as of April 30, 2006. Financial stocks, which also performed well, comprised the largest sector weighting in the Value Index (approximately 38% as of April 30, 2006). Only two sectors of the Value Index–consumer discretionary and materials–declined during the reporting period.

Seven of the Core Fund’s ten largest holdings as of April 30, 2006, posted positive returns for the reporting period. The top performer was insurance and financial services provider American International Group Inc., which rebounded from an accounting scandal that led to the resignation of the company’s CEO in early 2005. Commercial bank Wells Fargo & Co. also delivered a strong return as the company maintained steady earnings growth despite rising short-term interest rates. Home improvement retailer Home Depot Inc. and telecommunications firm Sprint Nextel Corp. were the only other top ten holdings to post returns in excess of 10%. On the negative side, discount retailer Wal-Mart Stores Inc. registered the weakest return among the top ten holdings. Wal-Mart was hurt by rising fuel prices, which curbed spending by the low- and middle-income consumers that make up much of its customer base. Other decliners included diversified conglomerate General Electric Co. and beverage maker Coca Cola Co.

The Growth Fund also saw seven of its ten largest holdings as of April 30, 2006, gain ground for the reporting period. Oil services provider Schlumberger Ltd. was the best performer, returning more than 100% as the company benefited from growing global demand and expanding profit margins. Two information technology stocks were also among the top performers–Internet search firm Google Inc. and wireless chipmaker QUALCOMM Inc. The decliners included semiconductor manufacturer Intel Corp., which gave up market share amid new product delays, and diversified pharmaceutical giant Johnson & Johnson, which lost a bidding war for medical products maker Guidant Corp.

In the Value Fund, all but one of the ten largest holdings as of April 30, 2006, delivered positive returns for the reporting period. The leading performers included financial services titan JP Morgan Chase & Co., which benefited from merger speculation and strong investment banking results, and integrated oil producer ConocoPhillips, which enjoyed surging profits as oil prices rose. Pharmaceutical firm Pfizer Inc. was the sole decliner as the company continued to struggle with patent expirations and the withdrawal of a key drug due to health concerns.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe its corresponding index elsewhere in this report.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of April 30, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 04/30/06			Inception to 04/30/06			Inception to 04/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	25.26%	25.41%	25.47%	16.92%	16.91%	17.30%	33.36%	33.32%	33.91%
Morningstar Mid Growth	36.67%	36.83%	37.00%	22.00%	21.98%	22.46%	44.21%	44.17%	44.89%
Morningstar Mid Value	22.07%	22.23%	22.37%	19.28%	19.26%	19.54%	38.34%	38.31%	38.63%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the “Core Index”). The Core Index measures the performance of mid-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund generally does not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Core Fund returned 25.26%, while the Core Index returned 25.47%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Industrial	24.50%
Financial	18.69
Consumer Cyclical	18.00
Consumer Non-Cyclical	13.63
Technology	7.83
Communications	6.81
Basic Materials	4.82
Energy	4.37
Utilities	0.74
Diversified	0.48
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
CSX Corp.	1.45%
Office Depot Inc.	1.21
ProLogis	1.18
Freeport-McMoRan Copper & Gold Inc.	1.12
Rockwell Automation Inc.	1.12
ITT Industries Inc.	1.01
Archstone-Smith Trust	1.00
E*TRADE Financial Corp.	1.00
Dover Corp.	0.98
National Semiconductor Corp.	0.98

TOTAL	11.05%

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the “Growth Index”). The Growth Index measures the performance of mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 36.67%, while the Growth Index returned 37.00%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Consumer Non-Cyclical	22.86%
Technology	18.61
Energy	13.37
Communications	12.84
Consumer Cyclical	12.49
Industrial	10.53
Financial	7.80
Basic Materials	1.48
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Weatherford International Ltd.	1.80%
Celgene Corp.	1.44
Advanced Micro Devices Inc.	1.44
American Tower Corp. Class A	1.39
International Game Technology Inc.	1.26
Rowe (T.) Price Group Inc.	1.09
General Growth Properties Inc.	1.08
Noble Corp.	1.03
Micron Technology Inc.	1.03
L-3 Communications Holdings Inc.	0.97

TOTAL	12.53%

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Value Index”). The Value Index measures the performance of mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 22.07%, while the Value Index returned 22.37%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Financial	38.13%
Utilities	13.41
Consumer Cyclical	10.33
Consumer Non-Cyclical	8.86
Basic Materials	7.74
Industrial	7.33
Technology	4.75
Communications	4.74
Energy	4.56
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Lincoln National Corp.	1.74%
Nucor Corp.	1.62
XL Capital Ltd. Class A	1.21
Seagate Technology	1.21
Eaton Corp.	1.20
Sunoco Inc.	1.17
Ameriprise Financial Inc.	1.14
Computer Sciences Corp.	1.14
CIT Group Inc.	1.14
Qwest Communications International Inc.	1.08

TOTAL	12.65%

The broad U.S. stock market overcame a series of challenges during the reporting period, and generally posted double-digit gains thanks to continued strength in the economy and corporate profit growth. The stock market faced some headwinds early in the reporting period as a surge in energy prices and rising interest rates, along with the damage inflicted by the devastating Gulf Coast hurricanes, prevented stocks from making much headway. During the last six months of the reporting period, however, stocks put together a solid rally. The U.S. economy held up well in the wake of the hurricanes, producing better-than-expected growth in the first quarter of 2006. In addition, profits at public companies continued to grow at a healthy rate, surpassing many analysts’ expectations.

Although the market’s rally was broad based, small-capitalization stocks posted the best results. Mid-cap stocks also performed well, outpacing large-company issues. Within the mid-capitalization segment of the market, growth stocks outperformed value stocks by a wide margin.

Nine of the ten sectors in the Core Index posted double-digit returns during the reporting period. The most economically sensitive sectors–including materials, industrials, and energy-produced the best results. Information technology stocks also performed well, benefiting from increased capital spending on technology. The financials sector, which benefited from strong capital markets and heavy merger and acquisition activity, also generated strong returns for the Core Index. The only sector of the Core Index to decline during the reporting period was consumer staples, which typically underperforms when the economy is strong.

Energy and telecommunication services stocks were the top performers in the Growth Index. A 44% surge in the price of oil boosted energy stocks, while the telecom sector benefited from a wave of consolidation. The economically driven industrial and materials sectors also delivered strong results. As in the Core Index, the consumer staples sector was the only sector of the Growth Index to decline.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

In the Value Index, every sector gained ground during the reporting period, led by energy, information technology, and materials. The Value Index is dominated by the financial sector (comprised approximately 39% of the Value Index as of April 30, 2006), which also posted strong returns. The consumer sectors were the weakest performers as high energy prices dampened consumer spending.

Each of the Core Fund’s ten largest holdings as of April 30, 2006, posted gains in excess of 20% for the reporting period. The two best performers–online discount broker E*TRADE Financial Corp. and office supply retailer Office Depot Inc.–returned more than 100%. E*TRADE Financial Corp. benefited from increased trading volume and a broader product line, while Office Depot Inc. expanded profit margins thanks to better cost management. Mining company Freeport-McMoRan Copper & Gold Inc. and railroad operator CSX Corp. also produced strong returns. The bottom performers among the top ten holdings were industrial equipment manufacturer ITT Industries Inc. and industrial-based real estate investment trust ProLogis, which still gained 24% and 27%, respectively.

In the Growth Fund, three of the ten largest holdings as of April 30, 2006, gained more than 100% during the reporting period. Semiconductor manufacturer Advanced Micro Devices Inc. posted the best return as successful new product offerings helped the company increase market share. The other two top performers were biotechnology firm Celgene Corp. and oil drilling services provider Weatherford International Ltd., the Growth Fund’s largest holding. Defense contractor L-3 Communications Holdings Inc. and retail-oriented real estate investment trust General Growth Properties Inc. produced the lowest returns (gains of 15% and 20%, respectively) among the top ten holdings.

Nine of the Value Fund’s ten largest holdings as of April 30, 2006, delivered positive returns for the reporting period. The leading performers included steelmaker Nucor Corp., which benefited from increased demand for steel and rising prices, and telecommunications provider Qwest Communications International Inc., which became a possible takeover target as consolidation swept through the telecom sector. The only decliner among the top ten holdings was property and casualty insurer XL Capital Ltd., which was weighed down by the fallout from Hurricanes Katrina and Rita.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe its corresponding index elsewhere in this report.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of April 30, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 04/30/06			Inception to 04/30/06			Inception to 04/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	34.47%	34.53%	34.96%	20.34%	20.25%	20.80%	40.61%	40.43%	41.31%
Morningstar Small Growth	36.27%	36.66%	36.70%	14.82%	14.80%	15.23%	28.98%	28.93%	29.61%
Morningstar Small Value	27.24%	27.33%	27.65%	17.48%	17.39%	17.97%	34.52%	34.35%	35.31%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the “Core Index”). The Core Index measures the performance of small-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund generally does not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2006 (the “reporting period”), the Core Fund returned 34.47%, while the Core Index returned 34.96%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Financial	19.15%
Industrial	18.59
Consumer Non-Cyclical	16.70
Consumer Cyclical	16.58
Technology	9.84
Energy	7.45
Communications	5.19
Basic Materials	4.53
Utilities	1.25
Diversified	0.72
Short-Term and Other Net Assets	0.00 [a]

TOTAL	100.00%

[a]	Rounds to less than 0.01%.

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Integrated Device Technology Inc.	0.80%
Manitowoc Co. Inc. (The)	0.77
Jones Lang LaSalle Inc.	0.73
Walter Industries Inc.	0.72
Sierra Pacific Resources Corp.	0.68
Pediatrix Medical Group Inc.	0.63
Atmel Corp.	0.62
Maverick Tube Corp.	0.61
Investment Technology Group Inc.	0.58
DRS Technologies Inc.	0.58

TOTAL	6.72%

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the “Growth Index”). The Growth Index measures the performance of small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 36.27%, while the Growth Index returned 36.70%.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Consumer Non-Cyclical	27.06%
Technology	19.07
Communications	15.11
Industrial	13.60
Consumer Cyclical	11.13
Energy	8.34
Financial	4.44
Basic Materials	1.07
Utilities	0.19
Short-Term and Other Net Assets	(0.01)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Rambus Inc.	1.02%
Trimble Navigation Ltd.	0.71
Superior Energy Services Inc.	0.67
Silicon Laboratories Inc.	0.65
Cypress Semiconductor Corp.	0.64
PMC-Sierra Inc.	0.63
Hologic Inc.	0.59
Panera Bread Co. Class A	0.58
Hexcel Corp.	0.57
SBA Communications Corp.	0.56

TOTAL	6.62%

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the “Value Index”). The Value Index measures the performance of small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 27.24%, while the Value Index returned 27.65%.

PORTFOLIO ALLOCATION

As of 4/30/06

Sector*	% of Net Assets
Financial	36.19%
Consumer Cyclical	13.69
Industrial	11.54
Consumer Non-Cyclical	10.27
Basic Materials	8.30
Utilities	6.96
Communications	5.96
Technology	3.86
Energy	3.16
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 4/30/06

Security	% of Net Assets
Trinity Industries Inc.	0.94%
Steel Dynamics Inc.	0.90
Foster Wheeler Ltd. (Bermuda)	0.89
New Century Financial Corp.	0.85
Carpenter Technology Corp.	0.80
Brandywine Realty Trust	0.77
Maxtor Corp.	0.74
CIENA Corp.	0.71
United Rentals Inc.	0.71
US Airways Group Inc.	0.69

TOTAL	8.00%

The broad U.S. stock market overcame a series of challenges during the reporting period, and generally posted double-digit gains thanks to continued strength in the economy and corporate profit growth. The stock market faced some headwinds early in the reporting period as a surge

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

in energy prices and rising interest rates, along with the damage inflicted by the devastating Gulf Coast hurricanes, prevented stocks from making much headway. During the last six months of the reporting period, however, stocks put together a solid rally. The U.S. economy held up well in the wake of the hurricanes, producing better-than-expected growth in the first quarter of 2006. In addition, profits at public companies continued to grow at a healthy rate, surpassing many analysts’ expectations.

Although the market’s rally was broad based, small-capitalization stocks posted the best results. Mid-cap stocks also performed well, outpacing large-company issues. Within the small-capitalization segment of the market, growth stocks outperformed value stocks by a wide margin.

Each of the ten sectors in the Core Index posted double-digit returns during the reporting period. The most economically sensitive sectors–including materials, energy, and industrials–produced the best results. Information technology stocks also performed well, benefiting from increased capital spending on technology. The financials sector, which benefited from strong capital markets and heavy merger and acquisition activity, also generated strong returns for the Core Index. The consumer sectors were the weakest performers as high energy prices dampened consumer spending.

The Growth Index is dominated by the information technology sector (comprised approximately 34% of the portfolio as of April 30, 2006), which gained nearly 40% for the reporting period. The best-performing sectors in the Growth Index were energy, which received a boost from a 44% surge in the price of oil, and telecommunication services, which benefited from a wave of consolidation. Additionally, the health care sector’s strong returns and large weighting benefited the Growth Index. The utilities sector was the only sector in the Growth Index to decline, but it comprised only 0.2% of the Growth Index as of April 30, 2006.

In the Value Index, every sector gained ground during the reporting period, led by industrials and information technology. Financial stocks, which made up approximately 36% of the Value Index as of April 30, 2006, performed in line with the overall Value Index. The weakest performers included the consumer staples sector, which typically underperforms when the economy is strong, and the utilities sector, which is susceptible to rising interest rates.

Each of the Core Fund’s ten largest holdings as of April 30, 2006, posted gains in excess of 25% for the reporting period, and the four best performers returned more than 100%. Investment Technology Group Inc., which provides technology-based stock trading services, delivered the best results thanks to a sharp increase in trading volume. Other top performers included crane manufacturer The Manitowoc Co. Inc., which benefited from the continued construction boom, and semiconductor maker Atmel Corp., where cost cuts led to improved profit margins. The bottom performers among the top ten holdings were defense contractor DRS Technologies Inc. and Nevada-based electric utility company Sierra Pacific Resources Corp.

Returns for the reporting period were also strong across the ten largest holdings in the Growth Fund as of April 30, 2006. Wireless tower operator SBA Communications Corp. returned nearly 200% amid soaring revenue growth and a beneficial acquisition. Rambus Inc., which licenses its semiconductor technology, rallied sharply as new license agreements boosted revenue growth dramatically. Other top performers included diagnostic systems maker Hologic Inc. and oilfield services provider Superior Energy Services Inc. The lowest returns came from structural materials maker Hexcel Corp. and navigation instrument manufacturer Trimble Navigation Ltd., though both stocks enjoyed gains that exceeded 30%.

Each of the Value Fund’s ten largest holdings as of April 30, 2006, produced positive returns for the reporting period, led by construction services provider Foster Wheeler Ltd. and railcar builder Trinity Industries Inc. Strong construction activity in the oil and gas industry led to a return of more than 200% for Foster Wheeler, while Trinity benefited from increased railroad shipping volumes. The weakest performer among the top ten was office-based real estate investment trust Brandywine Realty Trust, which posted a modest gain.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe its corresponding index elsewhere in this report.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Morningstar Large Core
Actual	$ 1,000.00	$ 1,087.90	0.21%	$ 1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.75	0.21	1.05
Morningstar Large Growth
Actual	1,000.00	1,046.30	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Morningstar Large Value
Actual	1,000.00	1,121.70	0.26	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30
Morningstar Mid Core
Actual	1,000.00	1,152.60	0.26	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (November 1, 2005 to April 30, 2006)
Morningstar Mid Growth
Actual	$ 1,000.00	$ 1,178.50	0.30%	$ 1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Morningstar Mid Value
Actual	1,000.00	1,132.30	0.31	1.64
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31	1.56
Morningstar Small Core
Actual	1,000.00	1,211.60	0.26	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30
Morningstar Small Growth
Actual	1,000.00	1,200.40	0.31	1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31	1.56
Morningstar Small Value
Actual	1,000.00	1,149.40	0.31	1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31	1.56

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
ADVERTISING – 0.46%
Omnicom Group Inc.	4,442	$399,824

		399,824
AEROSPACE & DEFENSE – 5.96%
Boeing Co. (The)	17,759	1,481,989
General Dynamics Corp.	8,279	543,268
Lockheed Martin Corp.	8,551	649,021
Northrop Grumman Corp.	8,154	545,503
Raytheon Co.	11,005	487,191
United Technologies Corp.	23,286	1,462,594

		5,169,566
AUTO MANUFACTURERS – 0.35%
PACCAR Inc.	4,171	300,020

		300,020
AUTO PARTS & EQUIPMENT – 0.44%
Johnson Controls Inc.	4,710	384,100

		384,100
BANKS – 5.56%
M&T Bank Corp.	1,978	236,173
Marshall & Ilsley Corp.	4,735	216,484
Mellon Financial Corp.	10,301	387,627
North Fork Bancorp Inc.	10,931	329,351
Northern Trust Corp.	4,793	282,260
State Street Corp.	8,078	527,655
Wells Fargo & Co.	41,351	2,840,400

		4,819,950
BEVERAGES – 2.62%
Coca-Cola Co. (The)	54,133	2,271,421

		2,271,421
BUILDING MATERIALS – 0.40%
Masco Corp.	10,773	343,659

		343,659
CHEMICALS – 2.08%
Air Products & Chemicals Inc.	5,118	350,685
Du Pont (E.I.) de Nemours and Co.	22,664	999,482
Praxair Inc.	8,011	449,657

		1,799,824
COMMERCIAL SERVICES – 1.36%
Accenture Ltd.	14,023	407,649
Cendant Corp.	25,236	439,863
McKesson Corp.	6,879	334,251

		1,181,763
COMPUTERS – 4.59%
Electronic Data Systems Corp.	12,849	347,951
International Business Machines Corp.	39,034	3,214,060
Sun Microsystems Inc.[1]	83,910	419,550

		3,981,561
COSMETICS & PERSONAL CARE – 6.74%
Avon Products Inc.	11,293	368,265
Colgate-Palmolive Co.	12,763	754,549
Procter & Gamble Co.	81,206	4,727,001

		5,849,815
DIVERSIFIED FINANCIAL SERVICES – 5.98%
American Express Co.	27,203	1,463,793
Capital One Financial Corp.	7,379	639,317
Countrywide Financial Corp.	14,648	595,588
Goldman Sachs Group Inc. (The)	9,216	1,477,233
Lehman Brothers Holdings Inc.	6,661	1,006,810

		5,182,741
ELECTRICAL COMPONENTS & EQUIPMENT – 0.99%
Emerson Electric Co.	10,121	859,779

		859,779
FOOD – 1.09%
Hershey Co. (The)	4,237	226,002
Kellogg Co.	5,755	266,514
Sysco Corp.	15,282	456,779

		949,295
HEALTH CARE – PRODUCTS – 0.66%
Baxter International Inc.	15,267	575,566

		575,566
HEALTH CARE – SERVICES – 1.13%
Aetna Inc.	14,092	542,542
HCA Inc.	9,926	435,652

		978,194
HOUSEHOLD PRODUCTS & WARES – 0.33%
Fortune Brands Inc.	3,596	288,759

		288,759

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2006

Security	Shares	Value
INSURANCE – 7.93%
ACE Ltd.	7,802	$433,323
AFLAC Inc.	12,386	588,830
American International Group Inc.	56,310	3,674,227
Marsh & McLennan Companies Inc.	12,916	396,134
Principal Financial Group Inc.	6,902	354,142
Progressive Corp. (The)	4,262	462,555
Prudential Financial Inc.	12,441	972,015

		6,881,226
LODGING – 0.43%
Harrah’s Entertainment Inc.	4,528	369,666

		369,666
MACHINERY – 1.44%
Caterpillar Inc.	16,527	1,251,755

		1,251,755
MANUFACTURING – 14.30%
General Electric Co.	261,571	9,047,741
Honeywell International Inc.	18,989	807,033
Illinois Tool Works Inc.	6,179	634,583
Ingersoll-Rand Co. Class A	8,150	356,563
Textron Inc.	2,754	247,722
Tyco International Ltd.	49,858	1,313,758

		12,407,400
MEDIA – 4.51%
CBS Corp. Class A	437	11,126
CBS Corp. Class B	16,287	414,830
Clear Channel Communications Inc.	12,138	346,297
McGraw-Hill Companies Inc. (The)	9,229	513,686
Time Warner Inc.	112,715	1,961,241
Viacom Inc. Class A1	450	17,919
Viacom Inc. Class B1	16,286	648,671

		3,913,770
MINING – 1.33%
Alcoa Inc.	21,486	725,797
Phelps Dodge Corp.	5,004	431,295

		1,157,092
OFFICE & BUSINESS EQUIPMENT – 0.65%
Pitney Bowes Inc.	5,620	235,197
Xerox Corp.[1]	23,493	329,842

		565,039
OIL & GAS – 1.33%
Anadarko Petroleum Corp.	5,537	580,388
Apache Corp.	8,083	574,216

		1,154,604
PHARMACEUTICALS – 6.44%
Abbott Laboratories	37,904	1,620,017
Cardinal Health Inc.	10,395	700,103
Lilly (Eli) & Co.	23,822	1,260,660
Medco Health Solutions Inc.[1]	7,577	403,324
Wyeth	32,868	1,599,686

		5,583,790
PIPELINES – 0.27%
Kinder Morgan Inc.	2,679	235,806

		235,806
REAL ESTATE INVESTMENT TRUSTS – 0.88%
Simon Property Group Inc.	5,534	453,124
Vornado Realty Trust	3,239	309,778

		762,902
RETAIL – 10.24%
Costco Wholesale Corp.	11,630	633,021
CVS Corp.	19,956	593,092
Gap Inc. (The)	15,746	284,845
Home Depot Inc.	52,332	2,089,617
McDonald’s Corp.	31,225	1,079,448
Penney (J.C.) Co. Inc.	5,032	329,395
Sears Holdings Corp.[1]	2,432	349,454
TJX Companies Inc.	11,843	285,772
Wal-Mart Stores Inc.	63,844	2,874,895
Yum! Brands Inc.	6,974	360,416

		8,879,955
SAVINGS & LOANS – 0.63%
Golden West Financial Corp.	7,544	542,187

		542,187
SOFTWARE – 0.72%
Automatic Data Processing Inc.	14,205	626,156

		626,156
TELECOMMUNICATIONS – 3.49%
Motorola Inc.	61,361	1,310,057
Sprint Nextel Corp.	69,264	1,717,747

		3,027,804

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2006

Security	Shares	Value
TRANSPORTATION – 4.54%
Burlington Northern Santa Fe Corp.	9,200	$731,676
FedEx Corp.	6,936	798,542
Norfolk Southern Corp.	10,156	548,424
Union Pacific Corp.	6,592	601,256
United Parcel Service Inc. Class B	15,568	1,262,098

		3,941,996

TOTAL COMMON STOCKS (Cost: $82,362,811)		86,636,985
SHORT-TERM INVESTMENTS – 0.05%
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[2,3]	47,217	47,217

		47,217

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,217)		47,217

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $82,410,028)		86,684,202
Other Assets, Less Liabilities – 0.08%		65,297

NET ASSETS – 100.00%		$86,749,499

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
AGRICULTURE – 0.70%
Monsanto Co.	17,020	$1,419,468

		1,419,468
AIRLINES – 0.37%
Southwest Airlines Co.	46,307	751,099

		751,099
APPAREL – 0.86%
Coach Inc.[1]	24,378	804,962
Nike Inc. Class B	11,661	954,336

		1,759,298
BEVERAGES – 3.02%
PepsiCo Inc.	105,886	6,166,801

		6,166,801
BIOTECHNOLOGY – 4.74%
Amgen Inc.[1]	78,686	5,327,042
Biogen Idec Inc.[1]	21,620	969,657
Genentech Inc.[1]	29,553	2,355,670
Genzyme Corp.[1]	16,487	1,008,345

		9,660,714
COAL – 0.52%
Peabody Energy Corp.	16,653	1,063,461

		1,063,461
COMMERCIAL SERVICES – 1.16%
Apollo Group Inc. Class A1	9,026	493,181
Moody’s Corp.	16,029	993,958
Paychex Inc.	21,484	867,739

		2,354,878
COMPUTERS – 5.37%
Apple Computer Inc.[1]	54,097	3,807,888
Dell Inc.[1]	132,205	3,463,771
EMC Corp.[1]	152,388	2,058,762
Network Appliance Inc.[1]	23,341	865,251
SanDisk Corp.[1]	11,745	749,683

		10,945,355
DIVERSIFIED FINANCIAL SERVICES – 2.68%
Chicago Mercantile Exchange Holdings Inc.	1,806	827,148
Franklin Resources Inc.	10,893	1,014,356
IntercontinentalExchange Inc.[1]	1,003	71,524
Legg Mason Inc.	7,894	935,281
Schwab (Charles) Corp. (The)	67,453	1,207,409
SLM Corp.	26,599	1,406,555

		5,462,273
ELECTRIC – 1.05%
AES Corp. (The)[1]	41,874	710,602
TXU Corp.	28,906	1,434,605

		2,145,207
ELECTRONICS – 0.52%
Agilent Technologies Inc.[1]	27,326	1,049,865

		1,049,865
FOOD – 0.25%
Wrigley (William Jr.) Co.	8,315	391,387
Wrigley (William Jr.) Co. Class B	2,655	125,039

		516,426
HEALTH CARE – PRODUCTS – 10.21%
Alcon Inc.	4,999	508,448
Becton, Dickinson & Co.	14,975	944,024
Boston Scientific Corp.[1]	72,937	1,695,056
Johnson & Johnson	189,564	11,110,346
Medtronic Inc.	77,096	3,864,051
St. Jude Medical Inc.[1]	23,313	920,397
Stryker Corp.	17,811	779,231
Zimmer Holdings Inc.[1]	15,761	991,367

		20,812,920
HEALTH CARE – SERVICES – 3.85%
Quest Diagnostics Inc.	9,986	556,520
UnitedHealth Group Inc.	86,874	4,321,113
WellPoint Inc.[1]	41,824	2,969,504

		7,847,137
INTERNET – 5.96%
Amazon.com Inc.[1]	18,994	668,779
eBay Inc.[1]	66,526	2,289,160
Google Inc. Class A1	12,719	5,315,779
Symantec Corp.[1]	66,588	1,090,711
Yahoo! Inc.[1]	84,812	2,780,137

		12,144,566
LEISURE TIME – 1.06%
Carnival Corp.	27,247	1,275,705
Harley-Davidson Inc.	17,505	889,954

		2,165,659

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
LODGING – 1.25%
Las Vegas Sands Corp.[1]	7,939	$514,527
Marriott International Inc. Class A	12,094	883,709
MGM Mirage[1]	7,784	349,502
Starwood Hotels & Resorts Worldwide Inc.	13,991	802,804

		2,550,542
MANUFACTURING – 2.36%
Danaher Corp.	16,399	1,051,340
3M Co.	44,134	3,770,368

		4,821,708
MEDIA – 5.06%
Comcast Corp. Class A1	80,240	2,483,428
Comcast Corp. Class A Special[1]	50,955	1,570,943
DIRECTV Group Inc. (The)[1]	58,308	995,901
EchoStar Communications Corp.[1]	13,485	416,686
Liberty Media Corp. Class A1	170,813	1,426,289
Walt Disney Co. (The)	122,764	3,432,481

		10,325,728
MINING – 0.76%
Newmont Mining Corp.	26,450	1,543,622

		1,543,622
OIL & GAS – 3.04%
Chesapeake Energy Corp.	23,393	741,090
EOG Resources Inc.	15,397	1,081,331
GlobalSantaFe Corp.	15,501	948,816
Hugoton Royalty Trust	1,281	35,420
Nabors Industries Ltd.[1]	20,161	752,610
Transocean Inc.[1]	21,049	1,706,442
XTO Energy Inc.	22,165	938,688

		6,204,397
OIL & GAS SERVICES – 5.42%
Baker Hughes Inc.	21,789	1,761,205
BJ Services Co.	20,555	782,118
Halliburton Co.	32,690	2,554,723
National Oilwell Varco Inc.[1]	11,016	759,773
Schlumberger Ltd.	75,171	5,197,323

		11,055,142
PHARMACEUTICALS – 3.55%
Allergan Inc.	9,648	991,043
Caremark Rx Inc.[1]	28,666	1,305,736
Express Scripts Inc.[1]	7,860	614,180
Forest Laboratories Inc.[1]	20,819	840,671
Gilead Sciences Inc.[1]	29,188	1,678,310
Schering-Plough Corp.	94,023	1,816,524

		7,246,464
PIPELINES – 0.39%
Williams Companies Inc.	36,481	800,028

		800,028
RETAIL – 7.14%
Bed Bath & Beyond Inc.[1]	18,937	726,234
Best Buy Co. Inc.	25,333	1,435,368
Kohl’s Corp.[1]	19,622	1,095,692
Lowe’s Companies Inc.	44,726	2,819,974
Staples Inc.	46,651	1,232,053
Starbucks Corp.[1]	48,988	1,825,783
Target Corp.	51,143	2,715,693
Walgreen Co.	64,516	2,705,156

		14,555,953
SEMICONDUCTORS – 8.45%
Analog Devices Inc.	23,378	886,494
Applied Materials Inc.	103,419	1,856,371
Broadcom Corp. Class A1	28,482	1,170,895
Intel Corp.	375,036	7,493,219
Linear Technology Corp.	19,601	695,835
Marvell Technology Group Ltd.[1]	14,236	812,733
Maxim Integrated Products Inc.	20,798	733,337
Texas Instruments Inc.	103,146	3,580,198

		17,229,082
SOFTWARE – 11.90%
Adobe Systems Inc.[1]	38,321	1,502,183
Autodesk Inc.[1]	14,648	615,802
CA Inc.	29,824	756,337
Electronic Arts Inc.[1]	19,369	1,100,159
First Data Corp.	48,704	2,322,694
Microsoft Corp.	585,901	14,149,509
Oracle Corp.[1]	261,101	3,809,464

		24,256,148

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
TELECOMMUNICATIONS – 8.30%
Cisco Systems Inc.[1]	392,096	$8,214,411
Corning Inc.[1]	97,144	2,684,089
Juniper Networks Inc.[1]	34,799	643,085
QUALCOMM Inc.	104,917	5,386,439

		16,928,024

TOTAL COMMON STOCKS (Cost: $197,252,926)		203,781,965
SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[2,3]	148,199	148,199

		148,199

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,199)		148,199

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $197,401,125)		203,930,164
Other Assets, Less Liabilities – (0.01)%		(22,856)

NET ASSETS – 100.00%		$203,907,308

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%
AGRICULTURE – 4.76%
Altria Group Inc.	80,105	$5,860,482
Archer-Daniels-Midland Co.	23,190	842,725
Reynolds American Inc.	3,284	360,091

		7,063,298
AUTO MANUFACTURERS – 0.57%
Ford Motor Co.	68,742	477,757
General Motors Corp.[1]	16,224	371,205

		848,962
BANKS – 14.81%
Bank of America Corp.	180,559	9,013,505
Bank of New York Co. Inc. (The)	30,067	1,056,855
BB&T Corp.	21,007	902,041
Comerica Inc.	6,351	361,181
Fifth Third Bancorp.	18,240	737,261
KeyCorp	15,805	604,067
National City Corp.	21,711	801,136
PNC Financial Services Group	11,282	806,325
Regions Financial Corp.	17,924	654,405
SunTrust Banks Inc.	13,971	1,080,377
U.S. Bancorp	70,271	2,209,320
Wachovia Corp.	63,023	3,771,927

		21,998,400
BEVERAGES – 0.90%
Anheuser-Busch Companies Inc.	30,001	1,337,445

		1,337,445
CHEMICALS – 1.51%
Dow Chemical Co. (The)	37,383	1,518,124
PPG Industries Inc.	6,732	451,852
Rohm & Haas Co.	5,505	278,553

		2,248,529
COMPUTERS – 2.39%
Hewlett-Packard Co.	109,109	3,542,769

		3,542,769
DIVERSIFIED FINANCIAL SERVICES – 16.97%
Bear Stearns Companies Inc. (The)	4,191	597,259
Citigroup Inc.	195,690	9,774,715
Federal Home Loan Mortgage Corp.	26,745	1,633,050
Federal National Mortgage Association	37,458	1,895,375
JP Morgan Chase & Co.	136,104	6,176,400
Merrill Lynch & Co. Inc.	35,434	2,702,197
Morgan Stanley	37,874	2,435,298

		25,214,294
ELECTRIC – 6.84%
Ameren Corp.	7,850	395,404
American Electric Power Co. Inc.	15,294	511,737
Consolidated Edison Inc.	9,435	406,837
Dominion Resources Inc.	13,444	1,006,552
Duke Energy Corp.	44,904	1,307,604
Edison International	11,542	466,412
Entergy Corp.	8,057	563,507
Exelon Corp.	25,890	1,398,060
FirstEnergy Corp.	12,731	645,589
FPL Group Inc.	14,056	556,618
PG&E Corp.[1]	13,412	534,334
PPL Corp.	14,612	424,332
Progress Energy Inc.[1]	9,675	414,090
Public Service Enterprise Group Inc.	9,710	608,817
Southern Co. (The)	28,761	926,967

		10,166,860
ENVIRONMENTAL CONTROL – 0.54%
Waste Management Inc.	21,384	801,045

		801,045
FOOD – 2.60%
Campbell Soup Co.	9,807	315,197
ConAgra Foods Inc.	19,949	452,443
General Mills Inc.	13,778	679,807
Heinz (H.J.) Co.	13,589	564,079
Kraft Foods Inc.	9,493	296,561
Kroger Co.[2]	28,296	573,277
Safeway Inc.	17,268	433,945
Sara Lee Corp.	30,647	547,662

		3,862,971
FOREST PRODUCTS & PAPER – 0.88%
International Paper Co.	18,956	689,051
Weyerhaeuser Co.	8,777	618,515

		1,307,566
GAS – 0.27%
Sempra Energy	8,742	402,307

		402,307

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.71%
Kimberly-Clark Corp.	18,082	$1,058,339

		1,058,339
INSURANCE – 4.95%
Allstate Corp. (The)	25,046	1,414,849
AON Corp.	10,207	427,775
Chubb Corp.	15,494	798,561
CIGNA Corp.	4,884	522,588
Genworth Financial Inc. Class A	17,583	583,756
Hartford Financial Services Group Inc. (The)	11,630	1,069,146
Loews Corp.	4,826	512,280
MetLife Inc.	16,378	853,294
St. Paul Travelers Companies Inc.	26,743	1,177,494

		7,359,743
MACHINERY – 0.54%
Deere & Co.	9,114	800,027

		800,027
MANUFACTURING – 0.22%
Cooper Industries Ltd.	3,523	322,178

		322,178
MEDIA – 1.60%
Gannett Co. Inc.	9,556	525,580
News Corp. Class A	72,613	1,246,039
News Corp. Class B	20,585	375,265
Tribune Co.	8,066	232,543

		2,379,427
OIL & GAS – 20.48%
Amerada Hess Corp.	3,273	468,923
Chevron Corp.	87,148	5,317,771
ConocoPhillips	59,609	3,987,842
Devon Energy Corp.	16,228	975,465
Exxon Mobil Corp.	236,210	14,900,127
Kerr-McGee Corp.	4,118	411,223
Marathon Oil Corp.	14,137	1,121,912
Occidental Petroleum Corp.	16,513	1,696,546
Valero Energy Corp.	23,956	1,550,911

		30,430,720
PHARMACEUTICALS – 8.17%
Bristol-Myers Squibb Co.	75,632	1,919,540
Merck & Co. Inc.	85,208	2,932,859
Pfizer Inc.	287,606	7,285,060

		12,137,459
	Shares or Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.68%
Equity Office Properties Trust	15,797	$510,243
Equity Residential	11,045	495,589

		1,005,832
RETAIL – 0.54%
Federated Department Stores Inc.	10,219	795,549

		795,549
SAVINGS & LOANS – 1.15%
Washington Mutual Inc.	37,975	1,711,154

		1,711,154
TELECOMMUNICATIONS – 7.77%
Alltel Corp.	14,828	954,478
AT&T Inc.	151,900	3,981,299
BellSouth Corp.	70,846	2,393,178
Lucent Technologies Inc.[2]	171,061	477,260
Verizon Communications Inc.	113,304	3,742,431

		11,548,646

TOTAL COMMON STOCKS (Cost: $134,204,748)		148,343,520
SHORT-TERM INVESTMENTS – 0.49%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$697	697
Toronto-Dominion Bank
3.94%, 07/10/06	3,488	3,488
Washington Mutual Bank
4.79%, 05/10/06	3,488	3,488
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,580	5,580

		13,253
COMMERCIAL PAPER[3] – 0.10%
Amstel Funding Corp.
4.40%, 05/08/06	3,488	3,485
Amsterdam Funding Corp.
4.82%, 05/08/06	5,232	5,227
Atlantis One Funding Corp.
4.98%, 06/29/06	1,744	1,730
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	4,534	4,517

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Bryant Park Funding LLC
4.78%, 05/03/06	$2,790	$2,789
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	5,232	5,192
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	6,975	6,969
CC USA Inc.
5.03%, 10/24/06	1,395	1,361
Charta LLC
4.96%, 06/21/06 - 06/23/06	5,929	5,887
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	21,973	21,951
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	6,278	6,231
Ebury Finance Ltd.
4.79%, 05/10/06	1,744	1,742
Edison Asset Securitization LLC
4.37%, 05/08/06	3,488	3,485
Gemini Securitization Corp.
4.96%, 06/28/06	2,093	2,076
General Electric Capital Corp.
4.96%, 06/29/06	4,534	4,497
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	5,859	5,796
Jupiter Securitization Corp.
4.97%, 06/19/06	2,790	2,771
Liberty Street Funding Corp.
4.78%, 05/10/06	6,906	6,897
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	9,122	9,096
Park Sienna LLC
4.96%, 06/20/06	1,744	1,732
Societe Generale
4.78% - 4.80%, 05/10/06	12,503	12,489
Solitaire Funding Ltd.
4.75%, 05/10/06	2,093	2,090
Sydney Capital Corp.
4.80%, 05/09/06	2,105	2,103

Security	Shares or Principal	Value
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	$17,439	$17,432
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,107	2,094
Tulip Funding Corp.
4.98%, 05/30/06	3,488	3,474
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	8,029	7,986

		151,099
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	1,744	1,744
Dorada Finance Inc.
3.93%, 07/07/06	2,162	2,162
K2 USA LLC
3.94%, 07/07/06	4,185	4,185
Marshall & Ilsley Bank
5.18%, 12/15/06	6,975	6,990
Sigma Finance Inc.
5.13%, 03/30/07	2,441	2,441
Toronto-Dominion Bank
3.81%, 06/20/06	8,719	8,719
US Bank N.A.
2.85%, 11/15/06	1,395	1,381

		27,622
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	167,157	167,157

		167,157
REPURCHASE AGREEMENTS[3] – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 10,467 (collateralized by non-U.S. Government debt securities, value $11,519, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$10,463	10,463

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 17,446 (collateralized by non-U.S. Government debt securities, value $18,276, 4.25% to 7.63%, 8/15/08 to 10/25/35).	$17,439	$17,439
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 10,467 (collateralized by U.S. Government obligations, value $10,681, 4.50% to 5.00%, 4/1/20 to 7/1/35).	10,463	10,463
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 8,723 (collateralized by non-U.S. Government debt securities, value $9,162, 0.00% to 10.00%, 2/1/09 to 1/1/10).	8,719	8,719
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 6,978 (collateralized by non-U.S. Government debt securities, value $7,342, 5.15% to 7.03%, 6/15/06 to 4/28/17).	6,975	6,975

		54,059
TIME DEPOSITS[3] – 0.04%
Branch Banking & Trust
4.80%, 05/01/06	3,488	3,488
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	17,439	17,439
SunTrust Bank
4.88%, 05/01/06	19,707	19,707
Wachovia Bank N.A.
4.80%, 05/01/06	12,207	12,207

		52,841
VARIABLE & FLOATING RATE NOTES[3] – 0.17%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	17,857	17,861
American Express Bank
4.87%, 07/19/06	1,744	1,744
American Express Centurion Bank
4.78%, 06/29/06	2,790	2,790
American Express Credit Corp.
4.93%, 03/05/07	2,093	2,094
ASIF Global Financing
4.95%, 05/30/06[6]	13,253	13,255
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	4,534	4,534
Beta Finance Inc.
4.91%, 05/25/06[6]	4,883	4,883
BMW US Capital LLC
4.90%, 05/16/07[6]	6,975	6,975
BNP Paribas
4.89%, 05/18/07[6]	12,904	12,904
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	1,256	1,256
CC USA Inc.
4.91%, 05/25/06[6]	3,836	3,836
Commodore CDO Ltd.
4.97%, 12/12/06[6]	1,744	1,744
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,744	1,744
DEPFA Bank PLC
4.92%, 03/15/07	6,975	6,975
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	6,975	6,975
Fifth Third Bancorp.
4.93%, 01/23/07[6]	13,951	13,951
General Electric Capital Corp.
4.95%, 04/09/07	3,139	3,141
Hartford Life Global Funding Trusts
4.92%, 02/15/07	6,975	6,975
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	6,975	6,975
K2 USA LLC
5.20%, 04/02/07[6]	2,441	2,441
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	7,299	7,299
Marshall & Ilsley Bank
4.88%, 05/15/07	3,836	3,836

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	$10,463	$10,463
Natexis Banques Populaires
4.88%, 05/15/07[6]	5,232	5,232
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	18,834	18,834
Newcastle Ltd.
4.97%, 04/24/07[6]	2,459	2,458
Northern Rock PLC
4.87%, 05/03/07[6]	8,370	8,371
Permanent Financing PLC
4.81%, 06/12/06[6]	6,069	6,069
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	6,975	6,975
Principal Life Income Funding Trusts
4.70%, 05/10/06	5,232	5,232
Sedna Finance Inc.
4.89%, 09/20/06[6]	2,093	2,093
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	6,975	6,975
Strips III LLC
5.00%, 07/24/06[6]	1,715	1,715
UniCredito Italiano SpA
4.84%, 06/14/06	9,068	9,068
Union Hamilton Special Funding LLC
4.97%, 09/28/06	6,975	6,975
US Bank N.A.
4.93%, 09/29/06	3,139	3,139
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	12,110	12,110
Wells Fargo & Co.
4.89%, 03/15/07	3,488	3,488
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	6,278	6,277
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	7,247	7,214
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	2,356	2,356

		259,232

TOTAL SHORT-TERM INVESTMENTS (Cost: $725,263)		725,263

		Value
TOTAL INVESTMENTS IN SECURITIES – 100.34% (Cost: $134,930,011)		$149,068,783
Other Assets, Less Liabilities – (0.34)%		(507,426)

NET ASSETS – 100.00%		$148,561,357

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
ADVERTISING – 0.81%
Donnelley (R.H.) Corp.[1]	5,095	$285,982
Harte-Hanks Inc.	5,623	153,508
Interpublic Group of Companies Inc.[1]	43,123	413,118

		852,608
AEROSPACE & DEFENSE – 1.77%
Alliant Techsystems Inc.[1]	3,730	298,363
Goodrich (B.F.) Co.	12,549	558,431
Rockwell Collins Inc.	17,572	1,005,118

		1,861,912
APPAREL – 0.54%
Polo Ralph Lauren Corp.	6,201	376,525
Timberland Co. Class A1	5,716	194,630

		571,155
AUTO MANUFACTURERS – 0.16%
Navistar International Corp.[1]	6,330	166,985

		166,985
BANKS – 2.38%
BOK Financial Corp.	2,949	143,557
Cathay General Bancorp	4,412	168,803
City National Corp.	4,141	302,127
Commerce Bancorp Inc.	17,626	711,033
Cullen/Frost Bankers Inc.	5,313	307,516
International Bancshares Corp.	5,095	145,768
Synovus Financial Corp.	26,175	732,900

		2,511,704
BEVERAGES – 0.79%
Brown-Forman Corp. Class B	4,645	346,053
Constellation Brands Inc.[1]	19,517	482,070

		828,123
BIOTECHNOLOGY – 0.27%
Millennium Pharmaceuticals Inc.[1]	31,386	284,985

		284,985
BUILDING MATERIALS – 2.32%
American Standard Companies Inc.	17,807	775,139
Martin Marietta Materials Inc.	4,798	509,356
USG Corp.[1]	3,414	365,196
Vulcan Materials Co.	9,329	792,592

		2,442,283
CHEMICALS – 1.97%
Airgas Inc.	6,724	271,986
Chemtura Corp.	23,744	289,677
Huntsman Corp.[1]	9,222	181,212
International Flavors & Fragrances Inc.	8,892	314,154
Sherwin-Williams Co. (The)	11,685	595,234
Sigma-Aldrich Corp.	5,897	404,593
Valhi Inc.	1,163	23,155

		2,080,011
COMMERCIAL SERVICES – 2.65%
ADESA Inc.	9,386	239,437
ARAMARK Corp. Class B	12,153	341,621
Block (H & R) Inc.	30,509	696,520
Equifax Inc.	13,651	526,110
Hewitt Associates Inc. Class A1	5,426	157,300
Manpower Inc.	8,847	576,382
Service Corp. International	31,568	254,122

		2,791,492
COMPUTERS – 3.60%
Affiliated Computer Services Inc. Class A1	12,093	674,306
Cadence Design Systems Inc.[1]	28,747	544,181
Ceridian Corp.[1]	14,802	358,652
Diebold Inc.	7,329	311,849
DST Systems Inc.[1]	5,854	360,138
NCR Corp.[1]	19,038	750,097
Synopsys Inc.[1]	14,797	323,019
Western Digital Corp.[1]	22,071	464,374

		3,786,616
COSMETICS & PERSONAL CARE – 0.81%
Alberto-Culver Co.	8,381	376,894
Estee Lauder Companies Inc. (The) Class A	12,856	477,215

		854,109
DISTRIBUTION & WHOLESALE – 0.85%
Grainger (W.W.) Inc.	8,223	632,513
Ingram Micro Inc. Class A1	14,174	260,660

		893,173
DIVERSIFIED FINANCIAL SERVICES – 3.25%
CompuCredit Corp.[1]	4,156	166,032
E*TRADE Financial Corp.[1]	42,394	1,054,763

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Shares	Value
Federated Investors Inc. Class B	9,806	$344,191
Janus Capital Group Inc.	23,163	450,752
Jefferies Group Inc.	5,176	343,945
Nuveen Investments Inc. Class A	7,912	380,725
Student Loan Corp.	406	84,550
TD Ameritrade Holding Corp.	31,999	593,901

		3,418,859
ELECTRIC – 0.44%
NRG Energy Inc.[1]	9,638	458,672

		458,672
ELECTRICAL COMPONENTS & EQUIPMENT – 1.42%
American Power Conversion Corp.	18,702	415,932
Energizer Holdings Inc.[1]	6,319	323,217
Hubbell Inc. Class B	5,349	276,276
Molex Inc.	5,918	219,676
Molex Inc. Class A	8,137	261,605

		1,496,706
ELECTRONICS – 2.98%
Applera Corp. - Applied Biosystems Group	18,564	535,386
Avnet Inc.[1]	14,981	391,753
AVX Corp.	5,284	94,055
Mettler Toledo International Inc.[1]	4,296	278,381
PerkinElmer Inc.	12,322	264,184
Sanmina-SCI Corp.[1]	54,644	283,602
Solectron Corp.[1]	93,682	374,728
Tektronix Inc.	8,307	293,403
Thomas & Betts Corp.[1]	6,222	354,343
Vishay Intertechnology Inc.[1]	17,330	270,695

		3,140,530
ENGINEERING & CONSTRUCTION – 1.59%
Fluor Corp.	8,871	824,205
Jacobs Engineering Group Inc.[1]	5,910	488,757
McDermott International Inc.[1]	6,036	366,989

		1,679,951
ENTERTAINMENT – 0.77%
GTECH Holdings Corp.	12,655	432,295
International Speedway Corp. Class A	3,047	149,882
Regal Entertainment Group Class A2	5,020	105,520
Warner Music Group Corp.	4,654	123,145

		810,842
ENVIRONMENTAL CONTROL – 0.96%
Allied Waste Industries Inc.[1]	21,685	307,060
Nalco Holding Co.[1]	8,615	162,393
Republic Services Inc.	12,372	544,492

		1,013,945
FOOD – 1.29%
Flowers Foods Inc.	5,758	161,742
Hormel Foods Corp.	7,602	255,123
McCormick & Co. Inc. NVS	11,217	390,688
Seaboard Corp.	36	55,512
Smithfield Foods Inc.[1]	9,574	257,541
Smucker (J.M.) Co. (The)	5,961	234,029

		1,354,635
FOREST PRODUCTS & PAPER – 1.15%
MeadWestvaco Corp.	18,649	531,683
Plum Creek Timber Co. Inc.	18,648	676,922

		1,208,605
HAND & MACHINE TOOLS – 1.17%
Black & Decker Corp.	8,333	780,052
Stanley Works (The)	8,705	454,836

		1,234,888
HEALTH CARE – PRODUCTS – 0.56%
Bausch & Lomb Inc.	5,410	264,820
Beckman Coulter Inc.	6,330	325,109

		589,929
HEALTH CARE – SERVICES – 3.30%
Health Management Associates Inc. Class A	24,376	504,827
Health Net Inc.[1]	11,601	472,161
Humana Inc.[1]	16,423	741,991
Laboratory Corp. of America Holdings[1]	13,492	770,393
Manor Care Inc.	8,030	352,116
Triad Hospitals Inc.[1]	8,748	360,418
Universal Health Services Inc. Class B	5,339	271,168

		3,473,074
HOLDING COMPANIES – DIVERSIFIED – 0.48%
Leucadia National Corp.	8,247	501,005

		501,005
HOME BUILDERS – 4.72%
Beazer Homes USA Inc.	3,993	230,117
Centex Corp.	13,110	728,916

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Shares	Value
Horton (D.R.) Inc.	27,764	$833,475
Hovnanian Enterprises Inc. Class A1	3,528	140,309
KB Home	7,768	478,276
M.D.C. Holdings Inc.	3,299	190,616
NVR Inc.[1]	591	446,205
Pulte Homes Inc.	21,678	809,673
Ryland Group Inc.	4,835	305,137
Standard-Pacific Corp.	6,951	220,416
Thor Industries Inc.	3,981	200,961
Toll Brothers Inc.[1]	11,986	385,350

		4,969,451
HOUSEHOLD PRODUCTS & WARES – 1.72%
Avery Dennison Corp.	9,984	624,000
Clorox Co. (The)	15,384	987,345
Scotts Miracle-Gro Co. (The) Class A	4,629	204,880

		1,816,225
INSURANCE – 2.34%
Erie Indemnity Co. Class A	2,900	147,697
Everest Re Group Ltd.	6,247	568,477
Gallagher (Arthur J.) & Co.	9,489	260,378
Hanover Insurance Group Inc. (The)	5,420	286,718
Markel Corp.[1]	934	326,200
Philadelphia Consolidated Holding Corp.[1]	5,941	196,825
RenaissanceRe Holdings Ltd.	7,280	306,124
Transatlantic Holdings Inc.	2,688	154,426
Unitrin Inc.	4,548	222,170

		2,469,015
INTERNET – 1.51%
Check Point Software Technologies Ltd.[1]	18,413	356,292
Expedia Inc.[1]	27,831	519,048
IAC/InterActiveCorp[1]	24,841	717,160

		1,592,500
IRON & STEEL – 0.58%
Allegheny Technologies Inc.	8,786	609,221

		609,221
LEISURE TIME – 0.73%
Polaris Industries Inc.	4,237	202,952
Royal Caribbean Cruises Ltd.	13,525	565,210

		768,162
MACHINERY – 2.08%
Cummins Inc.	4,050	423,225
Flowserve Corp.[1]	5,762	331,430
IDEX Corp.	5,028	255,422
Rockwell Automation Inc.	16,270	1,178,924

		2,189,001
MANUFACTURING – 5.11%
AptarGroup Inc.	3,318	173,896
Brink’s Co. (The)	4,581	232,715
Carlisle Companies Inc.	3,171	267,950
Donaldson Co. Inc.	7,475	248,469
Dover Corp.	20,759	1,032,760
Harsco Corp.	4,242	353,571
ITT Industries Inc.	18,837	1,059,205
Pall Corp.	12,681	382,713
Parker Hannifin Corp.	12,203	989,053
Pentair Inc.	10,377	397,232
Teleflex Inc.	3,702	241,518

		5,379,082
MEDIA – 1.92%
Hearst-Argyle Television Inc.	2,699	62,131
Liberty Global Inc. Class A1	23,261	481,735
Liberty Global Inc. Class C1	23,994	479,160
McClatchy Co. (The) Class A2	2,077	93,880
Meredith Corp.	4,038	200,285
Washington Post Co. (The) Class B	625	478,750
Westwood One Inc.	7,318	70,619
Wiley (John) & Sons Inc. Class A	4,261	156,123

		2,022,683
METAL FABRICATE & HARDWARE – 1.09%
Precision Castparts Corp.	13,490	849,600
Timken Co. (The)	8,476	295,812

		1,145,412
MINING – 1.12%
Freeport-McMoRan Copper & Gold Inc.	18,324	1,183,364

		1,183,364
OFFICE FURNISHINGS – 0.23%
HNI Corp.	4,563	241,291

		241,291

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Shares	Value
OIL & GAS – 2.69%
Cimarex Energy Co.	8,296	$356,313
Forest Oil Corp.[1]	5,340	195,284
Murphy Oil Corp.	17,854	895,914
Newfield Exploration Co.[1]	12,897	575,206
Pioneer Natural Resources Co.	13,031	557,987
St. Mary Land & Exploration Co.	5,866	247,311

		2,828,015
OIL & GAS SERVICES – 0.30%
Tidewater Inc.	5,472	318,689

		318,689
PACKAGING & CONTAINERS – 1.40%
Ball Corp.	9,781	391,044
Crown Holdings Inc.[1]	17,010	272,670
Pactiv Corp.[1]	14,606	355,510
Sealed Air Corp.	8,548	460,310

		1,479,534
PHARMACEUTICALS – 2.24%
AmerisourceBergen Corp.	21,291	918,707
Hospira Inc.[1]	16,439	633,723
Mylan Laboratories Inc.	22,270	486,377
Watson Pharmaceuticals Inc.[1]	11,350	322,794

		2,361,601
PIPELINES – 1.38%
Equitable Resources Inc.	11,769	417,917
Questar Corp.	8,658	693,073
Western Gas Resources Inc.	6,566	341,432

		1,452,422
REAL ESTATE – 0.25%
Forest City Enterprises Inc. Class A	5,867	264,836

		264,836
REAL ESTATE INVESTMENT TRUSTS – 10.40%
AMB Property Corp.	8,730	436,413
Archstone-Smith Trust	21,645	1,058,008
AvalonBay Communities Inc.	7,383	795,149
CBL & Associates Properties Inc.	6,140	245,539
Developers Diversified Realty Corp.	10,991	584,721
Essex Property Trust Inc.	2,351	256,494
Federal Realty Investment Trust	5,345	364,689
Hospitality Properties Trust	6,806	293,339
Host Hotels & Resorts Inc.	46,849	984,766
Kimco Realty Corp.	21,806	809,657
KKR Financial Corp.	8,204	177,206
Macerich Co. (The)	7,037	515,249
Pan Pacific Retail Properties Inc.	4,153	276,756
ProLogis	24,656	1,238,224
Public Storage Inc.	8,972	689,767
Realty Income Corp.	8,542	193,647
Regency Centers Corp.	6,868	433,302
Shurgard Storage Centers Inc. Class A	4,809	302,871
Trizec Properties Inc.	9,419	235,663
United Dominion Realty Trust Inc.	13,981	380,143
Ventas Inc.	10,478	342,316
Weingarten Realty Investors	8,483	334,315

		10,948,234
RETAIL – 8.85%
American Eagle Outfitters Inc.	13,553	439,117
AnnTaylor Stores Corp.[1]	7,464	278,631
Applebee’s International Inc.	8,282	192,225
AutoZone Inc.[1]	5,716	535,075
Barnes & Noble Inc.	5,395	243,207
Brinker International Inc.	9,036	353,850
Circuit City Stores Inc.	18,435	530,006
Claire’s Stores Inc.	9,051	318,776
Darden Restaurants Inc.	14,117	559,033
Dollar General Corp.	30,414	531,028
Dollar Tree Stores Inc.[1]	11,142	290,472
Family Dollar Stores Inc.	14,805	370,125
Nordstrom Inc.	23,687	907,923
Office Depot Inc.[1]	31,392	1,273,887
OfficeMax Inc.	6,594	255,188
OSI Restaurant Partners Inc.	7,202	307,525
Rite Aid Corp.[1]	53,896	242,532
Ross Stores Inc.	15,096	462,541
Tiffany & Co.	14,428	503,393
Wendy’s International Inc.	11,807	729,436

		9,323,970
SAVINGS & LOANS – 0.07%
Capitol Federal Financial	2,159	72,758

		72,758

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Shares	Value
SEMICONDUCTORS – 2.87%
Agere Systems Inc.[1]	18,409	$289,389
International Rectifier Corp.[1]	7,201	325,485
LSI Logic Corp.[1]	39,526	420,952
MEMC Electronic Materials Inc.[1]	15,304	621,342
National Semiconductor Corp.	34,323	1,029,004
Teradyne Inc.[1]	19,788	333,626

		3,019,798
SOFTWARE – 1.36%
Acxiom Corp.	7,638	197,977
BMC Software Inc.[1]	22,088	475,776
Compuware Corp.[1]	35,196	270,305
MoneyGram International Inc.	8,677	294,150
Sybase Inc.[1]	9,154	199,283

		1,437,491
TELECOMMUNICATIONS – 2.57%
ADC Telecommunications Inc.[1]	11,864	265,635
ADTRAN Inc.	6,861	172,486
Andrew Corp.[1]	16,226	171,671
Avaya Inc.[1]	47,690	572,280
Crown Castle International Corp.[1]	21,656	728,724
PanAmSat Holding Corp.	5,264	130,810
Tellabs Inc.[1]	41,902	664,147

		2,705,753
TEXTILES – 1.01%
Cintas Corp.	14,703	617,232
Mohawk Industries Inc.[1]	5,510	441,351

		1,058,583
TOYS, GAMES & HOBBIES – 0.14%
Marvel Entertainment Inc.[1]	7,538	147,066

		147,066
TRANSPORTATION – 2.61%
Alexander & Baldwin Inc.	4,536	226,210
Con-way Inc.	5,401	300,944
CSX Corp.	22,352	1,530,888
Hunt (J.B.) Transport Services Inc.	12,502	297,923
Overseas Shipholding Group Inc.	3,042	148,541
YRC Worldwide Inc.[1]	5,937	249,354

		2,753,860

Security	Shares or Principal	Value
WATER – 0.30%
Aqua America Inc.	13,172	$314,811

		314,811

TOTAL COMMON STOCKS (Cost: $94,922,828)		105,179,625
SHORT-TERM INVESTMENTS – 0.30%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse New York
5.28%, 04/23/07	$243	243
Toronto-Dominion Bank
3.94%, 07/10/06	1,213	1,213
Washington Mutual Bank
4.79%, 05/10/06	1,213	1,213
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,940	1,940

		4,609
COMMERCIAL PAPER[3] – 0.05%
Amstel Funding Corp.
4.40%, 05/08/06	1,213	1,216
Amsterdam Funding Corp.
4.82%, 05/08/06	1,819	1,817
Atlantis One Funding Corp.
4.98%, 06/29/06	606	601
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	1,576	1,571
Bryant Park Funding LLC
4.78%, 05/03/06	970	970
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	1,819	1,805
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	2,425	2,423
CC USA Inc.
5.03%, 10/24/06	485	473
Charta LLC
4.96%, 06/21/06 - 06/23/06	2,062	2,047
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	7,640	7,632

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Principal	Value
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	$2,183	$2,166
Ebury Finance Ltd.
4.79%, 05/10/06	606	606
Edison Asset Securitization LLC
4.37%, 05/08/06	1,213	1,212
Gemini Securitization Corp.
4.96%, 06/28/06	728	722
General Electric Capital Corp.
4.96%, 06/29/06	1,576	1,564
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	2,037	2,015
Jupiter Securitization Corp.
4.97%, 06/19/06	970	964
Liberty Street Funding Corp.
4.78%, 05/10/06	2,401	2,398
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	3,172	3,162
Park Sienna LLC
4.96%, 06/20/06	606	602
Societe Generale
4.78% - 4.80%, 05/10/06	4,347	4,342
Solitaire Funding Ltd.
4.75%, 05/10/06	728	727
Sydney Capital Corp.
4.80%, 05/09/06	732	731
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	6,063	6,061
Thunder Bay Funding Inc.
4.97%, 06/15/06	732	728
Tulip Funding Corp.
4.98%, 05/30/06	1,213	1,208
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	2,792	2,777

		52,540

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	$606	$606
Dorada Finance Inc.
3.93%, 07/07/06	752	752
K2 USA LLC
3.94%, 07/07/06	1,455	1,455
Marshall & Ilsley Bank
5.18%, 12/15/06	2,425	2,431
Sigma Finance Inc.
5.13%, 03/30/07	849	849
Toronto-Dominion Bank
3.81%, 06/20/06	3,032	3,032
US Bank N.A.
2.85%, 11/15/06	485	480

		9,605
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	122,666	122,666

		122,666
REPURCHASE AGREEMENTS[3] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 3,639 (collateralized by non-U.S. Government debt securities, value $4,005, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$3,638	3,638
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 6,065 (collateralized by non-U.S. Government debt securities, value $6,355, 4.25% to 7.63%, 8/15/08 to 10/25/35).	6,063	6,063
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 3,639 (collateralized by U.S. Government obligations, value $3,714, 4.50% to 5.00%, 4/1/20 to 7/1/35).	3,638	3,638

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 3,033 (collateralized by non-U.S. Government debt securities, value $3,186, 0.00% to 10.00%, 2/1/09 to 1/1/10).	$3,032	$3,032
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 2,426 (collateralized by non-U.S. Government debt securities, value $2,553, 5.15% to 7.03%, 6/15/06 to 4/28/17).	2,425	2,425

		18,796
TIME DEPOSITS[3] – 0.02%
Branch Banking & Trust
4.80%, 05/01/06	1,213	1,213
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	6,063	6,063
SunTrust Bank
4.88%, 05/01/06	6,852	6,852
Wachovia Bank N.A.
4.80%, 05/01/06	4,244	4,244

		18,372
VARIABLE & FLOATING RATE NOTES[3] – 0.08%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	6,209	6,209
American Express Bank
4.87%, 07/19/06	606	606
American Express Centurion Bank
4.78%, 06/29/06	970	970
American Express Credit Corp.
4.93%, 03/05/07	728	728
ASIF Global Financing
4.95%, 05/30/06[6]	4,608	4,609
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	1,576	1,576
Beta Finance Inc.
4.91%, 05/25/06[6]	1,698	1,698
BMW US Capital LLC
4.90%, 05/16/07[6]	2,425	2,425
BNP Paribas
4.89%, 05/18/07[6]	4,487	4,487
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	437	437
CC USA Inc.
4.91%, 05/25/06[6]	1,334	1,334
Commodore CDO Ltd.
4.97%, 12/12/06[6]	606	606
Cullinan Finance Corp.
5.36%, 04/25/07[6]	606	606
DEPFA Bank PLC
4.92%, 03/15/07	2,425	2,425
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	2,425	2,425
Fifth Third Bancorp.
4.93%, 01/23/07[6]	4,851	4,851
General Electric Capital Corp.
4.95%, 04/09/07	1,091	1,092
Hartford Life Global Funding Trusts
4.92%, 02/15/07	2,425	2,425
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	2,425	2,425
K2 USA LLC
5.20%, 04/02/07[6]	849	849
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	2,538	2,538
Marshall & Ilsley Bank
4.88%, 05/15/07	1,334	1,334
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	3,638	3,638
Natexis Banques Populaires
4.88%, 05/15/07[6]	1,819	1,819
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	6,548	6,548
Newcastle Ltd.
4.97%, 04/24/07[6]	855	855
Northern Rock PLC
4.87%, 05/03/07[6]	2,910	2,910
Permanent Financing PLC
4.81%, 06/12/06[6]	2,110	2,110

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2006

Security	Principal	Value
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	$2,425	$2,425
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,819	1,819
Sedna Finance Inc.
4.89%, 09/20/06[6]	728	728
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	2,425	2,425
Strips III LLC
5.00%, 07/24/06[6]	596	596
UniCredito Italiano SpA
4.84%, 06/14/06	3,153	3,153
Union Hamilton Special Funding LLC
4.97%, 09/28/06	2,425	2,425
US Bank N.A.
4.93%, 09/29/06	1,091	1,091
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	4,211	4,211
Wells Fargo & Co.
4.89%, 03/15/07	1,213	1,213
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	2,183	2,183
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	2,520	2,508
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	819	819

		90,131

TOTAL SHORT-TERM INVESTMENTS (Cost: $316,719)		316,719

TOTAL INVESTMENTS IN SECURITIES – 100.17% (Cost: $95,239,547)		105,496,344
Other Assets, Less Liabilities – (0.17)%		(177,154)

NET ASSETS – 100.00%		$105,319,190

NVS - Non-Voting Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.98%
ADVERTISING – 0.85%
Clear Channel Outdoor Holdings Inc. Class A1	7,139	$168,480
Getty Images Inc.[1]	9,853	630,691
Lamar Advertising Co.[1]	17,267	949,512

		1,748,683
AEROSPACE & DEFENSE – 0.97%
L-3 Communications Holdings Inc.	24,336	1,988,251

		1,988,251
AUTO MANUFACTURERS – 0.44%
Oshkosh Truck Corp.	14,837	908,024

		908,024
BANKS – 0.69%
East West Bancorp Inc.	10,697	424,350
Investors Financial Services Corp.	13,145	629,120
SVB Financial Group[1,2]	7,246	367,879

		1,421,349
BIOTECHNOLOGY – 4.06%
Celgene Corp.[1]	70,011	2,951,664
Charles River Laboratories International Inc.[1]	14,956	706,671
Invitrogen Corp.[1]	11,155	736,342
MedImmune Inc.[1]	51,111	1,608,463
Millipore Corp.[1]	11,130	821,171
PDL BioPharma Inc.[1]	23,481	675,783
Vertex Pharmaceuticals Inc.[1]	22,286	810,542

		8,310,636
BUILDING MATERIALS – 0.79%
Eagle Materials Inc.	10,117	670,251
Florida Rock Industries Inc.	10,424	650,145
Simpson Manufacturing Co. Inc.	7,632	305,204

		1,625,600
CHEMICALS – 0.89%
Ecolab Inc.	37,498	1,417,424
Mosaic Co. (The)[1]	26,517	397,755

		1,815,179
COAL – 1.76%
Arch Coal Inc.	14,478	1,375,265
CONSOL Energy Inc.	18,554	1,580,059
Massey Energy Co.	16,746	647,233

		3,602,557
COMMERCIAL SERVICES – 4.22%
Alliance Data Systems Corp.[1]	14,031	771,705
Career Education Corp.[1]	20,092	740,792
ChoicePoint Inc.[1]	18,182	800,553
Corporate Executive Board Co. (The)	8,277	886,715
Education Management Corp.[1]	13,895	589,982
Interactive Data Corp.	7,467	166,290
Iron Mountain Inc.[1]	24,415	954,627
ITT Educational Services Inc.[1]	9,347	594,002
Laureate Education Inc.[1]	9,079	454,767
Pharmaceutical Product Development Inc.	20,605	739,101
Robert Half International Inc.	34,884	1,474,547
Weight Watchers International Inc.	9,448	466,259

		8,639,340
COMPUTERS – 1.34%
CACI International Inc. Class A1	6,158	385,121
Cognizant Technology Solutions Corp.[1]	28,017	1,782,161
National Instruments Corp.	10,880	344,570
SRA International Inc. Class A1	7,133	228,399

		2,740,251
DISTRIBUTION & WHOLESALE – 1.61%
CDW Corp.	12,677	754,535
Fastenal Co.	28,367	1,327,859
SCP Pool Corp.	10,735	501,539
WESCO International Inc.[1]	9,586	718,950

		3,302,883
DIVERSIFIED FINANCIAL SERVICES – 2.58%
Affiliated Managers Group Inc.[1]	6,980	707,074
BlackRock Inc.	3,009	455,984
Eaton Vance Corp.	26,577	756,647
First Marblehead Corp. (The)[2]	6,658	320,250
Nasdaq Stock Market Inc. (The)[1]	16,874	631,425
Nelnet Inc. Class A1	4,666	181,507
Rowe (T.) Price Group Inc.	26,497	2,230,782

		5,283,669
ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
AMETEK Inc.	13,949	687,267

		687,267
ELECTRONICS – 4.15%
Amphenol Corp. Class A	17,838	1,031,036
Fisher Scientific International Inc.[1]	24,729	1,744,631

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
Garmin Ltd.[2]	11,826	$1,021,293
Gentex Corp.	32,904	482,373
Jabil Circuit Inc.[1]	36,163	1,409,995
Symbol Technologies Inc.	50,304	535,738
Thermo Electron Corp.[1]	32,663	1,258,832
Waters Corp.[1]	22,586	1,023,598

		8,507,496
ENERGY – ALTERNATE SOURCES – 0.03%
SunPower Corp. Class A1,2	1,870	71,845

		71,845
ENTERTAINMENT – 1.89%
DreamWorks Animation SKG Inc. Class A1	9,212	249,645
International Game Technology Inc.	68,238	2,588,267
Penn National Gaming Inc.[1]	12,658	515,434
Scientific Games Corp. Class A1	13,686	521,300

		3,874,646
ENVIRONMENTAL CONTROL – 0.29%
Stericycle Inc.[1]	8,913	586,832

		586,832
FOOD – 0.84%
Whole Foods Market Inc.	28,171	1,729,136

		1,729,136
HEALTH CARE – PRODUCTS – 7.05%
Advanced Medical Optics Inc.[1]	13,018	606,639
Bard (C.R.) Inc.	21,016	1,564,851
Biomet Inc.	46,667	1,735,079
Cooper Companies Inc.	8,991	492,887
Cytyc Corp.[1]	23,187	599,384
Dade Behring Holdings Inc.	17,882	697,398
DENTSPLY International Inc.	13,947	832,218
Edwards Lifesciences Corp.[1]	11,983	532,525
Gen-Probe Inc.[1]	10,322	551,917
Henry Schein Inc.[1]	17,320	807,458
IDEXX Laboratories Inc.[1]	6,765	562,916
Intuitive Surgical Inc.[1]	7,174	911,098
Kinetic Concepts Inc.[1]	10,444	455,985
Mentor Corp.	7,866	340,834
Patterson Companies Inc.[1,2]	23,315	759,603
ResMed Inc.[1]	14,308	617,390
Respironics Inc.[1]	14,488	530,551
TECHNE Corp.[1]	8,053	456,283
Varian Medical Systems Inc.[1]	26,594	1,392,994

		14,448,010
HEALTH CARE – SERVICES – 2.65%
Brookdale Senior Living Inc.	3,056	116,250
Community Health Systems Inc.[1]	17,452	632,461
Covance Inc.[1]	12,621	736,435
Coventry Health Care Inc.[1]	32,364	1,607,520
DaVita Inc.[1]	20,000	1,125,200
Lincare Holdings Inc.[1]	20,082	793,841
Sierra Health Services Inc.[1]	10,452	409,823

		5,421,530
HOME FURNISHINGS – 0.54%
Harman International Industries Inc.	12,483	1,098,379

		1,098,379
HOUSEHOLD PRODUCTS & WARES – 0.23%
Church & Dwight Co. Inc.	12,774	468,423

		468,423
INSURANCE – 1.11%
Brown & Brown Inc.	22,429	700,458
HCC Insurance Holdings Inc.	22,293	746,593
White Mountains Insurance Group Ltd.	1,607	838,051

		2,285,102
INTERNET – 3.25%
Akamai Technologies Inc.[1]	30,640	1,032,262
CheckFree Corp.[1]	15,234	820,656
CNET Networks Inc.[1]	28,657	308,922
Emdeon Corp.[1]	57,357	654,443
F5 Networks Inc.[1]	8,047	471,232
McAfee Inc.[1]	34,309	895,122
Monster Worldwide Inc.[1]	21,988	1,262,111
VeriSign Inc.[1]	51,642	1,214,620

		6,659,368
IRON & STEEL – 0.27%
Reliance Steel & Aluminum Co.	6,269	557,628

		557,628
LODGING – 2.53%
Boyd Gaming Corp.	9,454	470,998
Choice Hotels International Inc.	7,472	399,976
Hilton Hotels Corp.	73,444	1,978,581
Kerzner International Ltd.[1]	5,980	467,277
Station Casinos Inc.	10,355	798,163
Wynn Resorts Ltd.[1]	14,067	1,070,639

		5,185,634

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
MACHINERY – 1.69%
Graco Inc.	14,087	$658,567
JLG Industries Inc.	20,747	595,024
Joy Global Inc.	24,898	1,635,550
Zebra Technologies Corp. Class A1	14,597	579,355

		3,468,496
MANUFACTURING – 0.40%
Roper Industries Inc.	17,367	824,238

		824,238
MEDIA – 3.21%
Cablevision Systems Corp.	43,002	871,651
Discovery Holding Co. Class A1	53,647	799,340
Dow Jones & Co. Inc.	9,815	362,861
Scripps (E.W.) Co. Class A	16,256	749,076
Sirius Satellite Radio Inc.[1]	245,055	1,146,857
Univision Communications Inc. Class A1	48,362	1,726,040
XM Satellite Radio Holdings Inc. Class A1	45,589	921,810

		6,577,635
MINING – 0.32%
Meridian Gold Inc.[1]	20,086	652,795

		652,795
OFFICE FURNISHINGS – 0.31%
Herman Miller Inc.	14,170	436,294
Steelcase Inc. Class A	10,840	202,925

		639,219
OIL & GAS – 6.97%
Cheniere Energy Inc.[1]	10,386	445,040
CNX Gas Corp.[1]	5,701	162,479
Denbury Resources Inc.[1]	22,889	746,181
Diamond Offshore Drilling Inc.	12,298	1,116,289
ENSCO International Inc.	30,732	1,643,855
Helmerich & Payne Inc.	9,597	698,086
Noble Corp.	26,667	2,105,093
Patterson-UTI Energy Inc.	35,010	1,132,924
Plains Exploration & Production Co.[1]	15,495	571,301
Pride International Inc.[1]	31,921	1,113,724
Quicksilver Resources Inc.[1]	10,790	447,138
Range Resources Corp.	25,724	682,458
Rowan Companies Inc.	22,464	995,829
Southwestern Energy Co.[1]	33,572	1,209,263
TODCO Class A	12,220	560,531
Unit Corp.[1]	8,495	490,586
W&T Offshore Inc.	3,657	156,117

		14,276,894
OIL & GAS SERVICES – 4.61%
Cooper Cameron Corp.[1]	22,910	1,150,998
Dresser-Rand Group Inc.[1]	5,451	136,111
FMC Technologies Inc.[1]	13,837	755,223
Grant Prideco Inc.[1]	25,977	1,330,022
Helix Energy Solutions Group Inc.[1]	14,744	572,362
Smith International Inc.	42,913	1,812,216
Weatherford International Ltd.[1]	69,827	3,695,943

		9,452,875
PHARMACEUTICALS – 3.81%
Amylin Pharmaceuticals Inc.[1]	20,694	901,224
Barr Pharmaceuticals Inc.[1]	20,852	1,262,589
Cephalon Inc.[1]	12,190	800,395
Endo Pharmaceuticals Holdings Inc.[1]	24,872	782,224
ImClone Systems Inc.[1]	14,222	513,414
Kos Pharmaceuticals Inc.[1]	4,767	230,723
Neurocrine Biosciences Inc.[1]	8,009	459,396
Omnicare Inc.	24,236	1,374,424
Sepracor Inc.[1]	21,638	965,920
VCA Antech Inc.[1]	16,490	512,674

		7,802,983
REAL ESTATE – 0.93%
CB Richard Ellis Group Inc. Class A1	12,421	1,091,682
St. Joe Co. (The)	14,545	816,847

		1,908,529
REAL ESTATE INVESTMENT TRUSTS – 1.50%
CapitalSource Inc.	25,027	588,135
General Growth Properties Inc.	47,197	2,215,899
Global Signal Inc.	5,266	261,720

		3,065,754
RETAIL – 5.17%
Abercrombie & Fitch Co. Class A	17,838	1,083,302
Advance Auto Parts Inc.	22,182	892,160
CarMax Inc.[1]	21,171	747,548
Cheesecake Factory (The)[1]	16,008	505,212
Chico’s FAS Inc.[1]	36,338	1,346,686

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
Copart Inc.[1]	13,806	$370,691
Michaels Stores Inc.	27,423	1,037,412
MSC Industrial Direct Co. Inc. Class A	9,413	488,158
O’Reilly Automotive Inc.[1]	22,261	754,203
Pacific Sunwear of California Inc.[1]	15,640	364,412
PetSmart Inc.	28,948	800,702
Sonic Corp.[1]	11,731	397,798
Tractor Supply Co.[1]	6,926	448,736
Urban Outfitters Inc.[1]	24,057	558,122
Williams-Sonoma Inc.	18,892	791,008

		10,586,150
SAVINGS & LOANS – 0.99%
Hudson City Bancorp Inc.	120,544	1,616,495
People’s Bank	12,396	405,969

		2,022,464
SEMICONDUCTORS – 9.15%
Advanced Micro Devices Inc.[1]	90,942	2,941,974
Altera Corp.[1]	73,393	1,602,903
Cree Inc.[1]	15,504	462,329
Fairchild Semiconductor International Inc. Class A1	24,583	508,131
Intersil Corp. Class A	31,471	931,856
KLA-Tencor Corp.	40,391	1,945,231
Lam Research Corp.[1]	27,471	1,342,782
Microchip Technology Inc.	42,433	1,581,054
Micron Technology Inc.[1]	123,993	2,104,161
Novellus Systems Inc.[1]	27,038	667,839
NVIDIA Corp.[1]	64,899	1,896,349
QLogic Corp.[1]	32,307	672,309
Spansion Inc. Class A1	8,643	147,968
Xilinx Inc.	70,292	1,944,980

		18,749,866
SOFTWARE – 8.12%
Activision Inc.[1]	55,389	785,970
BEA Systems Inc.[1]	90,134	1,194,276
Cerner Corp.[1]	12,308	488,012
Citrix Systems Inc.[1]	35,842	1,430,813
Dun & Bradstreet Corp.[1]	13,811	1,063,723
Fair Isaac Corp.	13,709	508,741
Fidelity National Information Services Inc.	18,957	720,366
Fiserv Inc.[1]	39,253	1,769,525
Global Payments Inc.	15,780	748,445
Hyperion Solutions Corp.[1]	12,285	376,167
IMS Health Inc.	47,191	1,282,651
Intuit Inc.[1]	33,651	1,822,875
NAVTEQ Corp.[1]	18,314	760,397
Novell Inc.[1]	77,497	637,025
Pixar Inc.[1]	11,521	740,685
Red Hat Inc.[1,2]	34,416	1,011,486
Salesforce.com Inc.[1]	15,950	559,048
SEI Investments Co.	13,826	593,688
Total System Services Inc.	7,586	151,948

		16,645,841
TELECOMMUNICATIONS – 5.53%
Amdocs Ltd.[1]	38,069	1,416,167
American Tower Corp. Class A1	83,196	2,840,311
Comverse Technology Inc.[1]	41,104	931,006
Harris Corp.	27,244	1,268,753
JDS Uniphase Corp.[1]	327,498	1,142,968
Leap Wireless International Inc.[1]	7,748	356,021
NeuStar Inc. Class A1	12,007	421,446
Nextel Partners Inc. Class A1	30,664	869,018
NII Holdings Inc. Class B1	27,299	1,635,210
United States Cellular Corp.[1]	3,110	194,064
West Corp.[1]	5,450	252,444

		11,327,408
TRANSPORTATION – 1.91%
CH Robinson Worldwide Inc.	34,681	1,538,102
Expeditors International Washington Inc.	21,618	1,850,717
Landstar System Inc.	12,150	516,254

		3,905,073

TOTAL COMMON STOCKS (Cost: $184,529,660)		204,873,938

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.11%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Credit Suisse New York
5.28%, 04/23/07	$2,137	$2,137
Toronto-Dominion Bank
3.94%, 07/10/06	10,685	10,685
Washington Mutual Bank
4.79%, 05/10/06	10,685	10,685
Wells Fargo Bank N.A.
4.78%, 12/05/06	17,096	17,096

		40,603
COMMERCIAL PAPER[3] – 0.22%
Amstel Funding Corp.
4.40%, 05/08/06	10,685	10,673
Amsterdam Funding Corp.
4.82%, 05/08/06	16,027	16,012
Atlantis One Funding Corp.
4.98%, 06/29/06	5,342	5,299
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	13,890	13,838
Bryant Park Funding LLC
4.78%, 05/03/06	8,548	8,546
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	16,027	15,906
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	21,370	21,350
CC USA Inc.
5.03%, 10/24/06	4,274	4,169
Charta LLC
4.96%, 06/21/06 - 06/23/06	18,164	18,033
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	67,315	67,250
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	19,233	19,091
Ebury Finance Ltd.
4.79%, 05/10/06	5,342	5,336
Edison Asset Securitization LLC
4.37%, 05/08/06	10,685	10,676
Gemini Securitization Corp.
4.96%, 06/28/06	6,411	6,360
General Electric Capital Corp.
4.96%, 06/29/06	13,890	13,778
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	17,951	17,756
Jupiter Securitization Corp.
4.97%, 06/19/06	8,548	8,490
Liberty Street Funding Corp.
4.78%, 05/10/06	21,156	21,131
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	27,948	27,867
Park Sienna LLC
4.96%, 06/20/06	5,342	5,306
Societe Generale
4.78% - 4.80%, 05/10/06	38,305	38,258
Solitaire Funding Ltd.
4.75%, 05/10/06	6,411	6,403
Sydney Capital Corp.
4.80%, 05/09/06	6,449	6,443
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	53,425	53,405
Thunder Bay Funding Inc.
4.97%, 06/15/06	6,454	6,414
Tulip Funding Corp.
4.98%, 05/30/06	10,685	10,642
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	24,597	24,466

		462,898
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	5,342	5,342
Dorada Finance Inc.
3.93%, 07/07/06	6,625	6,625
K2 USA LLC
3.94%, 07/07/06	12,822	12,822
Marshall & Ilsley Bank
5.18%, 12/15/06	21,370	21,416

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$7,479	$7,479
Toronto-Dominion Bank
3.81%, 06/20/06	26,712	26,713
US Bank N.A.
2.85%, 11/15/06	4,274	4,231

		84,628
MONEY MARKET FUNDS – 0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	569,619	569,619

		569,619
REPURCHASE AGREEMENTS[3] – 0.08%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 32,068 (collateralized by non-U.S. Government debt securities, value $35,289, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$32,055	32,055
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 53,447 (collateralized by non-U.S. Government debt securities, value $55,992, 4.25% to 7.63%, 8/15/08 to 10/25/35).	53,425	53,425
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 32,068 (collateralized by U.S. Government obligations, value $32,721, 4.50% to 5.00%, 4/1/20 to 7/1/35).	32,055	32,055
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 26,723 (collateralized by non-U.S. Government debt securities, value $28,070, 0.00% to 10.00%, 2/1/09 to 1/1/10).	26,712	26,712

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 21,379 (collateralized by non-U.S. Government debt securities, value $22,493, 5.15% to 7.03%, 6/15/06 to 4/28/17).	$21,370	$21,370

		165,617
TIME DEPOSITS[3] – 0.08%
Branch Banking & Trust
4.80%, 05/01/06	10,685	10,685
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	53,425	53,425
SunTrust Bank
4.88%, 05/01/06	60,374	60,374
Wachovia Bank N.A.
4.80%, 05/01/06	37,397	37,397

		161,881
VARIABLE & FLOATING RATE NOTES[3] – 0.39%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	54,707	54,715
American Express Bank
4.87%, 07/19/06	5,342	5,342
American Express Centurion Bank
4.78%, 06/29/06	8,548	8,548
American Express Credit Corp.
4.93%, 03/05/07	6,411	6,415
ASIF Global Financing
4.95%, 05/30/06[6]	40,603	40,608
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	13,890	13,890
Beta Finance Inc.
4.91%, 05/25/06[6]	14,959	14,959
BMW US Capital LLC
4.90%, 05/16/07[6]	21,370	21,370
BNP Paribas
4.89%, 05/18/07[6]	39,534	39,534
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	3,847	3,847

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2006

Security	Principal	Value
CC USA Inc.
4.91%, 05/25/06[6]	$11,753	$11,753
Commodore CDO Ltd.
4.97%, 12/12/06[6]	5,342	5,342
Cullinan Finance Corp.
5.36%, 04/25/07[6]	5,342	5,342
DEPFA Bank PLC
4.92%, 03/15/07	21,370	21,370
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	21,370	21,370
Fifth Third Bancorp.
4.93%, 01/23/07[6]	42,740	42,740
General Electric Capital Corp.
4.95%, 04/09/07	9,616	9,623
Hartford Life Global Funding Trusts
4.92%, 02/15/07	21,370	21,370
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	21,370	21,370
K2 USA LLC
5.20%, 04/02/07[6]	7,479	7,479
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	22,362	22,362
Marshall & Ilsley Bank
4.88%, 05/15/07	11,753	11,753
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	32,055	32,055
Natexis Banques Populaires
4.88%, 05/15/07[6]	16,027	16,027
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	57,698	57,701
Newcastle Ltd.
4.97%, 04/24/07[6]	7,533	7,531
Northern Rock PLC
4.87%, 05/03/07[6]	25,644	25,645
Permanent Financing PLC
4.81%, 06/12/06[6]	18,592	18,591
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	21,370	21,370
Principal Life Income Funding Trusts
4.70%, 05/10/06	16,027	16,027
Sedna Finance Inc.
4.89%, 09/20/06[6]	6,411	6,411
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	21,370	21,370
Strips III LLC
5.00%, 07/24/06[6]	5,255	5,255
UniCredito Italiano SpA
4.84%, 06/14/06	27,781	27,780
Union Hamilton Special Funding LLC
4.97%, 09/28/06	21,370	21,370
US Bank N.A.
4.93%, 09/29/06	9,616	9,615
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	37,101	37,100
Wells Fargo & Co.
4.89%, 03/15/07	10,685	10,686
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	19,233	19,230
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	22,203	22,100
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	7,217	7,217

		794,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,279,429)		2,279,429

TOTAL INVESTMENTS IN SECURITIES – 101.09% (Cost: $186,809,089)		207,153,367
Other Assets, Less Liabilities – (1.09)%		(2,239,328)

NET ASSETS – 100.00%		$204,914,039

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%
AGRICULTURE – 1.81%
Bunge Ltd.	11,688	$623,555
Loews Corp. - Carolina Group	8,163	418,272
UST Inc.	17,404	764,558

		1,806,385
AIRLINES – 0.45%
AMR Corp.[1]	18,125	446,600

		446,600
APPAREL – 1.47%
Jones Apparel Group Inc.	12,770	438,649
Liz Claiborne Inc.	11,403	445,287
VF Corp.	9,418	576,287

		1,460,223
AUTO PARTS & EQUIPMENT – 0.82%
BorgWarner Inc.	5,964	362,194
Goodyear Tire & Rubber Co. (The)[1]	16,424	229,936
Lear Corp.[2]	7,027	165,697
TRW Automotive Holdings Corp.[1]	2,483	55,073

		812,900
BANKS – 9.67%
AmSouth Bancorp	36,549	1,057,728
Associated Bancorp	13,518	457,179
Bank of Hawaii Corp.	5,593	303,756
Colonial BancGroup Inc. (The)	16,116	417,888
Commerce Bancshares Inc.	6,800	355,300
Compass Bancshares Inc.	12,953	711,897
First Horizon National Corp.	13,046	553,411
FirstMerit Corp.	8,186	201,294
Fulton Financial Corp.	17,269	284,075
Huntington Bancshares Inc.	24,768	598,147
Mercantile Bankshares Corp.	12,993	488,277
Popular Inc.	25,843	534,433
Sky Financial Group Inc.	11,345	293,268
South Financial Group Inc. (The)	7,789	211,316
TCF Financial Corp.	13,428	360,676
TD Banknorth Inc.	12,332	366,137
UnionBanCal Corp.	5,844	409,606
Valley National Bancorp	11,639	303,080
Webster Financial Corp.	5,625	264,094
Whitney Holding Corp.	6,580	233,985
Wilmington Trust Corp.	7,059	312,714
Zions Bancorporation	10,924	907,020

		9,625,281
BEVERAGES – 1.71%
Coca-Cola Enterprises Inc.	26,138	510,475
Molson Coors Brewing Co. Class B	7,634	563,847
Pepsi Bottling Group Inc.	14,267	457,971
PepsiAmericas Inc.	7,002	165,387

		1,697,680
BUILDING MATERIALS – 0.27%
Lafarge North America Inc.	3,165	269,974

		269,974
CHEMICALS – 3.75%
Ashland Inc.	7,695	506,485
Cabot Corp.	5,933	213,588
Celanese Corp. Class A	7,680	168,576
Cytec Industries Inc.	3,924	237,284
Eastman Chemical Co.	8,523	463,225
Engelhard Corp.	12,675	486,847
FMC Corp.	3,745	238,032
Lubrizol Corp.	7,043	307,145
Lyondell Chemical Co.	23,673	570,519
RPM International Inc.	12,371	227,626
Valspar Corp. (The)	9,878	279,547
Westlake Chemical Corp.	1,234	37,452

		3,736,326
COMMERCIAL SERVICES – 1.55%
Convergys Corp.[1]	14,813	288,409
Deluxe Corp.	5,254	125,255
Donnelley (R.R.) & Sons Co.	22,700	764,763
ServiceMaster Co. (The)	30,556	367,894

		1,546,321
COMPUTERS – 3.38%
Computer Sciences Corp.[1]	19,420	1,137,041
Lexmark International Inc.[1]	12,533	610,357
Reynolds & Reynolds Co. (The) Class A	6,525	194,053
Seagate Technology	45,425	1,206,488
Unisys Corp.[1]	35,445	221,177

		3,369,116
DISTRIBUTION & WHOLESALE – 1.03%
Genuine Parts Co.	18,424	804,208
Tech Data Corp.[1]	5,906	216,868

		1,021,076

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 3.73%
AmeriCredit Corp.[1]	13,496	$408,659
Ameriprise Financial Inc.	23,218	1,138,611
CIT Group Inc.	20,992	1,133,778
Edwards (A.G.) Inc.	7,921	418,546
IndyMac Bancorp Inc.	6,535	315,771
Raymond James Financial Inc.	9,709	294,668

		3,710,033
ELECTRIC – 10.07%
Allegheny Energy Inc.[1]	17,109	609,594
Alliant Energy Corp.	12,153	388,410
CenterPoint Energy Inc.	28,416	341,560
CMS Energy Corp.[1]	22,885	304,828
Constellation Energy Group Inc.	18,765	1,030,574
DPL Inc.	13,232	359,513
DTE Energy Co.	18,729	763,769
Energy East Corp.	15,407	372,233
Great Plains Energy Inc.	7,786	219,954
Hawaiian Electric Industries Inc.	8,407	225,896
MDU Resources Group Inc.	11,598	426,226
Northeast Utilities	15,698	316,315
NSTAR	11,160	308,574
OGE Energy Corp.	9,413	283,896
Pepco Holdings Inc.	19,714	454,999
Pinnacle West Capital Corp.	10,200	409,020
PNM Resources Inc.	6,532	165,325
Puget Energy Inc.	12,020	249,655
Reliant Energy Inc.[1]	31,207	354,199
SCANA Corp.	10,694	418,563
TECO Energy Inc.	20,886	333,758
Westar Energy Inc.	9,081	190,156
Wisconsin Energy Corp.	12,374	483,205
WPS Resources Corp.	4,378	218,856
Xcel Energy Inc.	42,220	795,425

		10,024,503
ELECTRONICS – 0.45%
Arrow Electronics Inc.[1]	12,380	448,156

		448,156
ENGINEERING & CONSTRUCTION – 0.46%
Shaw Group Inc. (The)[1]	7,798	238,619
URS Corp.[1]	5,203	224,093

		462,712
FOOD – 2.63%
Albertson’s Inc.	36,573	926,394
Dean Foods Co.[1]	14,220	563,254
Del Monte Foods Co.	20,847	243,076
Pilgrim’s Pride Corp.	4,311	112,646
SUPERVALU Inc.	14,132	409,969
Tyson Foods Inc. Class A	24,706	360,708

		2,616,047
FOREST PRODUCTS & PAPER – 1.54%
Louisiana-Pacific Corp.	11,065	305,173
Rayonier Inc.	7,919	325,946
Smurfit-Stone Container Corp.[1]	26,550	343,822
Temple-Inland Inc.	12,083	561,135

		1,536,076
GAS – 3.34%
AGL Resources Inc.	7,634	270,091
Atmos Energy Corp.	8,406	223,095
Energen Corp.	6,904	243,504
KeySpan Corp.	18,367	741,659
NiSource Inc.	28,568	603,070
ONEOK Inc.	9,535	314,750
Piedmont Natural Gas Co.	7,530	184,711
Southern Union Co.	10,943	283,643
UGI Corp.	10,934	244,922
Vectren Corp.	7,947	212,344

		3,321,789
HAND & MACHINE TOOLS – 0.48%
Kennametal Inc.	4,016	248,390
Snap-On Inc.	5,481	227,461

		475,851
HEALTH CARE – PRODUCTS – 0.31%
Hillenbrand Industries Inc.	6,098	313,193

		313,193

HEALTH CARE – SERVICES – 0.41%
Tenet Healthcare Corp.[1]	48,989	407,588

		407,588

HOME BUILDERS – 0.77%
Lennar Corp. Class A	12,933	710,410
Lennar Corp. Class B	1,154	58,739

		769,149

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
HOME FURNISHINGS – 0.72%
Whirlpool Corp.	7,985	$716,654

		716,654
HOUSEWARES – 0.80%
Newell Rubbermaid Inc.	29,003	795,262

		795,262
INSURANCE – 15.32%
Ambac Financial Group Inc.	11,069	911,643
American Financial Group Inc.	4,177	184,958
AmerUs Group Co.	4,045	237,239
Assurant Inc.	12,323	593,599
Axis Capital Holdings Ltd.	12,723	379,400
Berkley (W.R.) Corp.	17,348	649,162
Cincinnati Financial Corp.	16,242	692,559
CNA Financial Corp.[1]	3,478	111,783
Commerce Group Inc.	3,191	185,110
Conseco Inc.[1]	15,766	398,091
Endurance Specialty Holdings Ltd.	6,185	191,488
Fidelity National Financial Inc.	16,913	710,008
Fidelity National Title Group Inc. Class A2	3,169	68,641
First American Corp.	8,732	371,983
Lincoln National Corp.	29,891	1,736,069
MBIA Inc.	14,251	849,787
Mercury General Corp.	2,753	146,928
MGIC Investment Corp.	10,060	711,242
Nationwide Financial Services Inc.	5,996	263,104
Old Republic International Corp.	22,661	504,207
PartnerRe Ltd.	5,707	356,973
PMI Group Inc. (The)	9,925	458,039
Protective Life Corp.	6,722	338,789
Radian Group Inc.	9,014	565,358
Reinsurance Group of America Inc.	3,460	166,426
SAFECO Corp.	13,028	676,153
StanCorp Financial Group Inc.	5,709	281,682
Torchmark Corp.	10,948	658,084
UNUMProvident Corp.	31,399	637,714
XL Capital Ltd. Class A	18,326	1,207,500

		15,243,719
IRON & STEEL – 2.45%
Nucor Corp.	14,841	1,614,998
United States Steel Corp.	12,023	823,576

		2,438,574
LEISURE TIME – 0.72%
Brunswick Corp.	10,135	397,495
Sabre Holdings Corp.	13,727	316,956

		714,451
MACHINERY – 0.45%
Terex Corp.[1]	5,229	452,570

		452,570
MANUFACTURING – 3.20%
Crane Co.	5,364	226,629
Eastman Kodak Co.[2]	30,164	813,221
Eaton Corp.	15,570	1,193,441
Leggett & Platt Inc.	20,181	535,402
SPX Corp.	7,653	419,002

		3,187,695
MEDIA – 1.12%
Belo (A.H.) Corp.	9,877	181,045
Knight Ridder Inc.	7,031	435,922
Lee Enterprises Inc.	4,052	124,802
New York Times Co. Class A	15,108	374,527

		1,116,296
METAL FABRICATE & HARDWARE – 0.34%
Commercial Metals Co.	6,170	335,648

		335,648
OIL & GAS – 3.38%
Cabot Oil & Gas Corp.	5,086	250,536
Frontier Oil Corp.	5,732	346,958
Noble Energy Inc.	18,384	826,912
Pogo Producing Co.	5,703	283,382
Sunoco Inc.	14,307	1,159,439
Tesoro Corp.	7,077	494,824

		3,362,051
PACKAGING & CONTAINERS – 1.13%
Bemis Co. Inc.	11,015	346,532
Owens-Illinois Inc.[1]	14,646	267,729
Packaging Corp. of America	8,261	185,707
Sonoco Products Co.	10,322	323,285

		1,123,253
PHARMACEUTICALS – 0.44%
King Pharmaceuticals Inc.[1]	25,285	439,706

		439,706

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
PIPELINES – 1.18%
El Paso Corp.	69,399	$895,941
National Fuel Gas Co.	8,364	278,103

		1,174,044
REAL ESTATE INVESTMENT TRUSTS – 7.04%
Apartment Investment & Management Co. Class A	10,010	447,347
Arden Realty Group Inc.	6,977	316,337
Boston Properties Inc.	11,826	1,043,881
BRE Properties Inc. Class A	5,311	286,157
Camden Property Trust	5,411	371,898
CarrAmerica Realty Corp.	6,059	271,201
Crescent Real Estate Equities Co.	10,033	200,660
Duke Realty Corp.	15,099	534,505
Health Care Property Investors Inc.	14,211	389,666
Health Care REIT Inc.	6,028	209,774
Healthcare Realty Trust Inc.	4,996	189,199
HRPT Properties Trust	21,949	241,000
iStar Financial Inc.	11,630	444,964
Liberty Property Trust	9,230	412,581
Mack-Cali Realty Corp.	6,427	290,629
New Plan Excel Realty Trust Inc.	10,903	268,759
Reckson Associates Realty Corp.	8,636	351,312
SL Green Realty Corp.	4,407	436,293
Thornburg Mortgage Inc.	10,525	304,278

		7,010,441
RETAIL – 2.56%
AutoNation Inc.[1]	15,226	342,890
BJ’s Wholesale Club Inc.[1]	7,076	216,667
Dillard’s Inc. Class A	7,250	189,080
Foot Locker Inc.	16,373	379,526
Limited Brands Inc.	35,964	922,117
RadioShack Corp.	14,047	238,799
Saks Inc.[1]	12,813	258,054

		2,547,133
SAVINGS & LOANS – 2.37%
Astoria Financial Corp.	10,121	316,990
Downey Financial Corp.	2,334	167,535
Independence Community Bank Corp.	8,048	338,016
New York Community Bancorp Inc.	25,595	440,490
Sovereign Bancorp Inc.	39,439	874,363
Washington Federal Inc.	9,058	216,667

		2,354,061

Security	Shares or Principal	Value
SEMICONDUCTORS – 1.37%
Freescale Semiconductor Inc. Class A1	14,730	$465,763
Freescale Semiconductor Inc. Class B1	28,424	900,188

		1,365,951
TELECOMMUNICATIONS – 3.62%
CenturyTel Inc.	13,014	490,628
Citizens Communications Co.	35,481	471,188
Level 3 Communications Inc.[1]	73,488	396,835
NTL Inc.[1]	27,507	755,892
Qwest Communications International Inc.[1]	159,789	1,072,184
Telephone & Data Systems Inc.	5,348	209,642
Telephone & Data Systems Inc. Special	5,365	202,261

		3,598,630
TOYS, GAMES & HOBBIES – 0.99%
Hasbro Inc.	16,815	331,424
Mattel Inc.	40,335	652,620

		984,044
TRANSPORTATION – 0.33%
Ryder System Inc.	6,364	331,883

		331,883
TRUCKING & LEASING – 0.22%
GATX Corp.	4,660	218,088

		218,088

TOTAL COMMON STOCKS (Cost: $93,178,863)		99,387,133
SHORT-TERM INVESTMENTS – 0.50%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse New York
5.28%, 04/23/07	$535	535
Toronto-Dominion Bank
3.94%, 07/10/06	2,673	2,673
Washington Mutual Bank
4.79%, 05/10/06	2,673	2,673
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,278	4,278

		10,159

COMMERCIAL PAPER[3] – 0.12%
Amstel Funding Corp.
4.40%, 05/08/06	2,673	2,672

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Amsterdam Funding Corp.
4.82%, 05/08/06	$4,010	$4,006
Atlantis One Funding Corp.
4.98%, 06/29/06	1,337	1,326
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	3,476	3,462
Bryant Park Funding LLC
4.78%, 05/03/06	2,139	2,138
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	4,010	3,979
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	5,347	5,342
CC USA Inc.
5.03%, 10/24/06	1,069	1,043
Charta LLC
4.96%, 06/21/06 - 06/23/06	4,545	4,512
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	16,843	16,827
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	4,812	4,777
Ebury Finance Ltd.
4.79%, 05/10/06	1,337	1,335
Edison Asset Securitization LLC
4.37%, 05/08/06	2,673	2,671
Gemini Securitization Corp.
4.96%, 06/28/06	1,604	1,591
General Electric Capital Corp.
4.96%, 06/29/06	3,476	3,447
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	4,491	4,443
Jupiter Securitization Corp.
4.97%, 06/19/06	2,139	2,124
Liberty Street Funding Corp.
4.78%, 05/10/06	5,293	5,287
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	6,993	6,973

Security	Shares or Principal	Value
Park Sienna LLC
4.96%, 06/20/06	$1,337	$1,328
Societe Generale
4.78% - 4.80%, 05/10/06	9,584	9,573
Solitaire Funding Ltd.
4.75%, 05/10/06	1,604	1,602
Sydney Capital Corp.
4.80%, 05/09/06	1,614	1,612
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	13,367	13,362
Thunder Bay Funding Inc.
4.97%, 06/15/06	1,615	1,605
Tulip Funding Corp.
4.98%, 05/30/06	2,673	2,663
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	6,154	6,121

		115,821
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	1,337	1,337
Dorada Finance Inc.
3.93%, 07/07/06	1,658	1,658
K2 USA LLC
3.94%, 07/07/06	3,208	3,208
Marshall & Ilsley Bank
5.18%, 12/15/06	5,347	5,358
Sigma Finance Inc.
5.13%, 03/30/07	1,871	1,871
Toronto-Dominion Bank
3.81%, 06/20/06	6,684	6,684
US Bank N.A.
2.85%, 11/15/06	1,069	1,059

		21,175
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	70,362	70,362

		70,362

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 8,023 (collateralized by non-U.S. Government debt securities, value $8,830, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$8,020	$8,020
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 13,372 (collateralized by non-U.S. Government debt securities, value $14,010, 4.25% to 7.63%, 8/15/08 to 10/25/35).	13,367	13,367
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 8,023 (collateralized by U.S. Government obligations, value $8,187, 4.50% to 5.00%, 4/1/20 to 7/1/35).	8,020	8,020
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 6,687 (collateralized by non-U.S. Government debt securities, value $7,023, 0.00% to 10.00%, 2/1/09 to 1/1/10).	6,684	6,684
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 5,349 (collateralized by non-U.S. Government debt securities, value $5,628, 5.15% to 7.03%, 6/15/06 to 4/28/17).	5,347	5,347

		41,438
TIME DEPOSITS[3] – 0.04%
Branch Banking & Trust
4.80%, 05/01/06	2,673	2,673
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	13,367	13,367
SunTrust Bank
4.88%, 05/01/06	15,106	15,106
Wachovia Bank N.A.
4.80%, 05/01/06	9,357	9,357

		40,503
VARIABLE & FLOATING RATE NOTES[3] – 0.20%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	13,688	13,691
American Express Bank
4.87%, 07/19/06	1,337	1,337
American Express Centurion Bank
4.78%, 06/29/06	2,139	2,139
American Express Credit Corp.
4.93%, 03/05/07	1,604	1,605
ASIF Global Financing
4.95%, 05/30/06[6]	10,159	10,160
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	3,476	3,476
Beta Finance Inc.
4.91%, 05/25/06[6]	3,743	3,743
BMW US Capital LLC
4.90%, 05/16/07[6]	5,347	5,347
BNP Paribas
4.89%, 05/18/07[6]	9,892	9,892
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	962	963
CC USA Inc.
4.91%, 05/25/06[6]	2,941	2,941
Commodore CDO Ltd.
4.97%, 12/12/06[6]	1,337	1,337
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,337	1,337
DEPFA Bank PLC
4.92%, 03/15/07	5,347	5,347
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	5,347	5,347
Fifth Third Bancorp.
4.93%, 01/23/07[6]	10,694	10,694
General Electric Capital Corp.
4.95%, 04/09/07	2,406	2,408

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
4.92%, 02/15/07	$5,347	$5,347
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	5,347	5,347
K2 USA LLC
5.20%, 04/02/07[6]	1,871	1,871
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	5,595	5,595
Marshall & Ilsley Bank
4.88%, 05/15/07	2,941	2,941
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	8,020	8,020
Natexis Banques Populaires
4.88%, 05/15/07[6]	4,010	4,010
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	14,437	14,437
Newcastle Ltd.
4.97%, 04/24/07[6]	1,885	1,884
Northern Rock PLC
4.87%, 05/03/07[6]	6,416	6,417
Permanent Financing PLC
4.81%, 06/12/06[6]	4,652	4,652
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	5,347	5,347
Principal Life Income Funding Trusts
4.70%, 05/10/06	4,010	4,010
Sedna Finance Inc.
4.89%, 09/20/06[6]	1,604	1,604
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	5,347	5,347
Strips III LLC
5.00%, 07/24/06[6]	1,315	1,315
UniCredito Italiano SpA
4.84%, 06/14/06	6,951	6,951
Union Hamilton Special Funding LLC
4.97%, 09/28/06	5,347	5,347
US Bank N.A.
4.93%, 09/29/06	2,406	2,406
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	9,283	9,282
Wells Fargo & Co.
4.89%, 03/15/07	2,673	2,674
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	4,812	4,811
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	5,555	5,530
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	1,806	1,806

		198,715

TOTAL SHORT-TERM INVESTMENTS (Cost: $498,173)		498,173

TOTAL INVESTMENTS IN SECURITIES – 100.35% (Cost: $93,677,036)		99,885,306
Other Assets, Less Liabilities – (0.35)%		(350,456)

NET ASSETS – 100.00%		$99,534,850

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 100.00%
ADVERTISING – 0.23%
ADVO Inc.	7,542	$213,739

		213,739
AEROSPACE & DEFENSE – 2.88%
Armor Holdings Inc.[1]	7,686	469,384
Curtiss-Wright Corp.	10,332	342,402
DRS Technologies Inc.	9,474	526,091
EDO Corp.	3,776	98,667
Esterline Technologies Corp.[1]	6,028	267,161
GenCorp Inc.[1]	10,803	211,091
Moog Inc. Class A1	8,773	328,549
Orbital Sciences Corp.[1]	13,186	206,361
Triumph Group Inc.[1]	3,809	179,252

		2,628,958
AGRICULTURE – 0.40%
Delta & Pine Land Co.	8,639	255,542
Vector Group Ltd.	6,229	112,122

		367,664
AIRLINES – 0.82%
Alaska Air Group Inc.[1]	7,940	301,402
Republic Airways Holdings Inc.[1]	7,083	120,411
SkyWest Inc.	13,931	328,354

		750,167
APPAREL – 2.09%
Columbia Sportswear Co.[1]	3,363	171,143
K-Swiss Inc. Class A	4,309	123,582
Oxford Industries Inc.	3,546	154,960
Phillips-Van Heusen Corp.	8,794	353,519
Quiksilver Inc.[1]	28,915	395,268
Skechers U.S.A. Inc. Class A1	4,913	134,371
Warnaco Group Inc. (The)[1]	10,430	232,380
Wolverine World Wide Inc.	13,714	340,656

		1,905,879
BANKS – 5.48%
Bank Mutual Corp.	15,115	171,253
Boston Private Financial Holdings Inc.	7,515	249,874
Capital City Bank Group Inc.	3,448	109,543
Centennial Bank Holdings Inc.[1]	14,852	170,204
Corus Bankshares Inc.	3,634	243,260
CVB Financial Corp.	14,450	235,824
First Community Bancorp	3,632	210,656
First Republic Bank	5,858	254,940
Fremont General Corp.	15,970	355,173
Frontier Financial Corp.	7,092	236,376
Glacier Bancorp Inc.	7,479	227,062
Hanmi Financial Corp.	11,653	227,000
Independent Bank Corp. (Michigan)	5,064	138,247
Main Street Banks Inc.	3,816	107,916
MB Financial Inc.	6,527	230,925
Prosperity Bancshares Inc.	7,596	247,630
Sterling Bancshares Inc.	10,647	176,314
Sterling Financial Corp. (Pennsylvania)	6,359	132,585
Texas Regional Bancshares Inc. Class A	11,964	343,008
UCBH Holdings Inc.	21,693	383,749
Umpqua Holdings Corp.	10,565	278,916
United Community Banks Inc.	8,973	265,780

		4,996,235
BIOTECHNOLOGY – 1.74%
Alexion Pharmaceuticals Inc.[1]	7,343	249,589
Bio-Rad Laboratories Inc. Class A1	4,274	279,562
Cambrex Corp.	6,313	128,028
Exelixis Inc.[1]	19,706	212,037
Human Genome Sciences Inc.[1]	31,111	354,977
Keryx Biopharmaceuticals Inc.[1]	7,702	131,165
Myriad Genetics Inc.[1]	8,929	228,850

		1,584,208
BUILDING MATERIALS – 1.55%
Builders FirstSource Inc.[1]	2,974	64,090
ElkCorp	4,467	136,020
Genlyte Group Inc. (The)[1]	5,894	406,156
Interline Brands Inc.[1]	6,586	176,505
NCI Building Systems Inc.[1]	4,870	316,501
Universal Forest Products Inc.	4,248	317,623

		1,416,895
CHEMICALS – 1.18%
Albemarle Corp.	8,848	423,111
Arch Chemicals Inc.	5,630	165,860
Grace (W.R.) & Co.[1]	13,202	207,139
Minerals Technologies Inc.	4,803	274,828

		1,070,938

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
COAL – 0.15%
James River Coal Co.[1]	3,876	$136,241

		136,241
COMMERCIAL SERVICES – 5.34%
Advance America Cash Advance Centers Inc.	15,001	221,865
Arbitron Inc.	7,341	261,780
BearingPoint Inc.[1]	44,236	410,510
Bowne & Co. Inc.	8,355	131,257
Consolidated Graphics Inc.[1]	2,887	150,961
Corrections Corp. of America[1]	9,312	417,923
Cross Country Healthcare Inc.[1]	5,948	107,778
FTI Consulting Inc.[1]	10,125	290,992
Gevity HR Inc.	6,469	166,189
Heidrick & Struggles International Inc.[1]	4,592	166,047
Jackson Hewitt Tax Service Inc.	7,718	230,614
Kelly Services Inc. Class A	4,452	123,187
Korn/Ferry International[1]	9,806	205,926
MAXIMUS Inc.	5,085	177,161
McGrath RentCorp	4,810	129,341
MPS Group Inc.[1]	24,048	383,806
PAREXEL International Corp.[1]	6,269	184,998
Steiner Leisure Ltd.[1]	4,539	195,722
TeleTech Holdings Inc.[1]	8,782	112,761
Valassis Communications Inc.[1]	11,373	332,888
Viad Corp.	5,320	174,868
Wright Express Corp.[1]	9,541	293,767

		4,870,341
COMPUTERS – 3.02%
BISYS Group Inc. (The)[1]	28,556	455,183
Covansys Corp.[1]	4,856	84,494
Electronics For Imaging Inc.[1]	13,045	358,216
Henry (Jack) & Associates Inc.	18,131	407,041
Hutchinson Technology Inc.[1]	6,184	146,994
Komag Inc.[1]	7,153	300,712
McDATA Corp. Class A1	28,311	136,742
McDATA Corp. Class B1	8,758	38,185
Mentor Graphics Corp.[1]	18,939	248,669
MTS Systems Corp.	4,794	214,531
Perot Systems Corp. Class A1	19,999	301,585
Syntel Inc.	2,972	64,017

		2,756,369
COSMETICS & PERSONAL CARE – 0.30%
Chattem Inc.[1]	3,743	134,860
Elizabeth Arden Inc.[1]	6,008	137,343

		272,203
DISTRIBUTION & WHOLESALE – 1.27%
Aviall Inc.[1]	6,760	254,852
Brightpoint Inc.[1]	9,791	327,803
Building Materials Holdings Corp.	6,617	221,140
Watsco Inc.	5,582	354,178

		1,157,973
DIVERSIFIED FINANCIAL SERVICES – 2.68%
Accredited Home Lenders Holding Co.[1,2]	4,767	275,485
Advanta Corp. Class B	3,736	142,566
Cohen & Steers Inc.	2,523	64,664
Financial Federal Corp.	6,260	177,784
GAMCO Investors Inc. Class A	1,694	65,185
Investment Technology Group Inc.[1]	9,969	528,257
Knight Capital Group Inc. Class A1	25,666	430,162
Ocwen Financial Corp.[1]	8,903	98,378
Stewart (W.P.) & Co. Ltd.	5,331	106,833
Waddell & Reed Financial Inc. Class A	18,821	442,670
World Acceptance Corp.[1]	3,968	114,239

		2,446,223
ELECTRIC – 1.25%
El Paso Electric Co.[1]	11,296	223,096
NorthWestern Corp.	6,374	223,919
Pike Electric Corp.[1]	4,107	78,567
Sierra Pacific Resources Corp.[1]	43,683	616,804

		1,142,386
ELECTRICAL COMPONENTS & EQUIPMENT – 1.02%
Belden CDT Inc.	10,365	324,424
EnerSys[1]	4,775	66,945
General Cable Corp.[1]	11,638	367,412
Littelfuse Inc.[1]	5,319	171,751

		930,532
ELECTRONICS – 3.68%
Analogic Corp.	3,259	205,610
Benchmark Electronics Inc.[1]	13,767	375,839
Brady Corp. Class A	9,672	347,902
Checkpoint Systems Inc.[1]	8,926	235,200

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
Coherent Inc.[1]	7,255	$268,508
KEMET Corp.[1]	20,524	221,864
Multi-Fineline Electronix Inc.[1,2]	2,094	122,038
Orbotech Ltd.[1]	7,620	193,624
Paxar Corp.[1]	8,713	190,292
Plexus Corp.[1]	10,464	455,812
Rofin-Sinar Technologies Inc.[1]	3,565	200,032
Technitrol Inc.	8,816	220,753
Varian Inc.[1]	7,422	321,150

		3,358,624
ENGINEERING & CONSTRUCTION – 0.64%
Dycom Industries Inc.[1]	9,512	208,408
EMCOR Group Inc.[1]	7,420	371,371

		579,779
ENTERTAINMENT – 0.92%
Isle of Capri Casinos Inc.[1]	4,734	147,701
Pinnacle Entertainment Inc.[1]	11,161	304,695
Speedway Motorsports Inc.	3,242	123,455
Vail Resorts Inc.[1]	6,946	261,170

		837,021
ENVIRONMENTAL CONTROL – 1.13%
Aleris International Inc.[1]	7,310	338,087
Tetra Tech Inc.[1]	13,578	263,821
Waste Connections Inc.[1]	11,030	424,655

		1,026,563
FOOD – 1.15%
Hain Celestial Group Inc.[1]	8,830	237,527
J&J Snack Foods Corp.	3,272	112,066
Performance Food Group Co.[1]	8,864	272,125
Ralcorp Holdings Inc.[1]	6,946	258,947
Tootsie Roll Industries Inc.	5,671	165,877

		1,046,542
FOREST PRODUCTS & PAPER – 0.89%
Deltic Timber Corp.	2,665	153,824
Longview Fibre Co.	12,130	316,108
Potlatch Corp.	8,726	339,790

		809,722
HAND & MACHINE TOOLS – 0.87%
Baldor Electric Co.	7,046	233,927
Franklin Electric Co. Inc.	3,792	221,187
Regal-Beloit Corp.	7,224	337,072

		792,186
HEALTH CARE – PRODUCTS – 1.82%
Arrow International Inc.	5,409	168,923
Inverness Medical Innovations Inc.[1]	5,802	150,852
Oakley Inc.	6,333	115,007
Orthofix International NV1	3,622	147,017
Steris Corp.	16,349	376,354
Sybron Dental Specialties Inc.[1]	9,597	451,443
West Pharmaceutical Services Inc.	7,011	249,732

		1,659,328
HEALTH CARE – SERVICES – 1.85%
AMERIGROUP Corp.[1]	11,816	305,207
Apria Healthcare Group Inc.[1]	11,866	259,865
Genesis HealthCare Corp.[1]	4,660	220,278
Pediatrix Medical Group Inc.[1]	11,300	572,006
Sunrise Senior Living Inc.[1]	8,838	328,774

		1,686,130
HOLDING COMPANIES – DIVERSIFIED – 0.72%
Walter Industries Inc.[2]	9,885	655,672

		655,672
HOME BUILDERS – 0.70%
Brookfield Homes Corp.	2,998	139,707
WCI Communities Inc.[1]	8,596	220,315
William Lyon Homes Inc.[1]	610	61,030
Winnebago Industries Inc.[2]	7,383	217,429

		638,481
HOME FURNISHINGS – 0.10%
American Woodmark Corp.	2,661	92,496

		92,496
HOUSEHOLD PRODUCTS & WARES – 1.92%
Central Garden & Pet Co.[1]	4,705	231,768
Fossil Inc.[1]	11,952	194,340
Harland (John H.) Co.	6,586	272,990
Jarden Corp.[1]	11,225	381,650
Playtex Products Inc.[1]	8,102	90,823
Prestige Brands Holdings Inc.[1]	8,312	101,656
Spectrum Brands Inc.[1,2]	9,112	150,804
Yankee Candle Co. Inc. (The)	10,785	325,060

		1,749,091

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
HOUSEWARES – 0.56%
Toro Co.	10,403	$514,428

		514,428
INSURANCE – 2.91%
Arch Capital Group Ltd.[1]	7,387	448,760
Bristol West Holdings Inc.	4,512	83,292
First Acceptance Corp.[1]	4,351	52,647
Hilb, Rogal & Hobbs Co.	8,509	347,848
Max Re Capital Ltd.	10,256	251,272
ProAssurance Corp.[1]	6,843	344,750
Scottish Re Group Ltd.	10,633	247,005
Triad Guaranty Inc.[1]	2,217	120,871
21st Century Insurance Group	6,254	100,439
U.S.I. Holdings Corp.[1]	8,914	135,493
United America Indemnity Ltd. Class A1	2,786	66,140
Universal American Financial Corp.[1]	8,932	131,658
Zenith National Insurance Corp.	7,307	322,385

		2,652,560
INTERNET – 1.11%
Ariba Inc.[1]	17,149	158,457
Priceline.com Inc.[1]	5,739	140,261
ProQuest Co.[1]	5,605	87,998
RealNetworks Inc.[1]	26,956	270,099
RSA Security Inc.[1]	16,892	353,718

		1,010,533
IRON & STEEL – 1.26%
AK Steel Holding Corp.[1]	24,571	366,354
Chaparral Steel Co.[1]	5,423	342,300
Cleveland-Cliffs Inc.	5,136	439,590

		1,148,244
LEISURE TIME – 0.42%
Callaway Golf Co.	15,450	246,891
Nautilus Inc.[2]	8,012	131,397

		378,288
LODGING – 0.69%
Ameristar Casinos Inc.	5,472	134,666
Aztar Corp.[1]	8,513	404,367
Marcus Corp.	5,219	94,099

		633,132
MACHINERY – 2.76%
AGCO Corp.[1]	21,464	508,053
Albany International Corp. Class A	6,840	267,444
Applied Industrial Technologies Inc.	6,386	265,338
Cascade Corp.	2,597	107,775
Manitowoc Co. Inc. (The)	14,058	697,136
Nordson Corp.	7,194	384,519
Sauer-Danfoss Inc.	2,636	61,946
Stewart & Stevenson Services Inc.	6,286	220,450

		2,512,661
MANUFACTURING – 0.62%
Blount International Inc.[1]	8,754	135,599
CLARCOR Inc.	12,251	428,785

		564,384
MEDIA – 1.20%
Citadel Broadcasting Corp.	12,502	117,644
Cox Radio Inc. Class A1	9,128	117,842
Emmis Communications Corp.[1]	7,922	97,441
Entercom Communications Corp.	8,942	236,695
Gemstar-TV Guide International Inc.[1]	59,516	196,998
Lin TV Corp. Class A1	6,517	57,610
Martha Stewart Living Omnimedia Inc. Class A1,2	5,901	117,312
Radio One Inc. Class A1	3,568	25,547
Radio One Inc. Class D1	17,028	122,431

		1,089,520
METAL FABRICATE & HARDWARE – 1.24%
Kaydon Corp.	6,702	287,784
NS Group Inc.[1]	5,275	263,856
Quanex Corp.	8,892	380,222
Valmont Industries Inc.	3,742	201,133

		1,132,995
MINING – 1.20%
AMCOL International Corp.	6,001	172,949
RTI International Metals Inc.[1]	5,480	329,567
Stillwater Mining Co.[1]	10,622	180,255
Titanium Metals Corp.[1]	5,759	412,632

		1,095,403
OFFICE & BUSINESS EQUIPMENT – 0.23%
Global Imaging Systems Inc.[1]	5,505	205,612

		205,612

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
OFFICE FURNISHINGS – 0.19%
Knoll Inc.	7,935	$172,586

		172,586
OIL & GAS – 4.21%
Alon USA Energy Inc.	2,483	66,619
Berry Petroleum Co. Class A	4,681	344,990
Brigham Exploration Co.[1]	7,937	74,846
Comstock Resources Inc.[1]	9,672	300,606
Encore Acquisition Co.[1]	11,130	341,023
Energy Partners Ltd.[1]	8,204	211,581
Giant Industries Inc.[1]	3,216	231,166
Grey Wolf Inc.[1]	45,627	355,891
Holly Corp.	5,855	451,830
KCS Energy Inc.[1]	11,938	350,380
Penn Virginia Corp.	4,416	319,188
Petrohawk Energy Corp.[1]	17,459	219,634
Petroleum Development Corp.[1]	3,902	156,119
Remington Oil & Gas Corp.[1]	5,460	238,111
Warren Resources Inc.[1]	11,365	171,839

		3,833,823
OIL & GAS SERVICES – 3.09%
Lone Star Technologies Inc.[1]	7,264	385,065
Maverick Tube Corp.[1]	10,255	558,077
Newpark Resources Inc.[1]	20,061	133,606
Oceaneering International Inc.[1]	6,351	387,602
RPC Inc.	6,395	177,078
SEACOR Holdings Inc.[1]	4,617	408,374
Universal Compression Holdings Inc.[1]	7,084	395,996
Veritas DGC Inc.[1]	7,784	373,009

		2,818,807
PHARMACEUTICALS – 2.18%
Alpharma Inc. Class A	9,837	258,221
Andrx Corp.[1]	17,306	403,403
BioMarin Pharmaceutical Inc.[1]	19,529	240,207
Medarex Inc.[1]	26,442	317,568
Nabi Biopharmaceuticals[1]	14,227	90,484
NBTY Inc.[1]	14,389	325,911
Par Pharmaceutical Companies Inc.[1]	7,670	197,503
Zymogenetics Inc.[1]	7,638	156,350

		1,989,647
REAL ESTATE – 1.09%
Jones Lang LaSalle Inc.	7,821	662,908
Trammell Crow Co.[1]	8,443	328,686

		991,594
REAL ESTATE INVESTMENT TRUSTS – 4.51%
Acadia Realty Trust	6,582	148,556
American Financial Realty Trust	30,510	347,204
Corporate Office Properties Trust	9,416	390,764
Entertainment Properties Trust	5,947	243,054
Equity Inns Inc.	12,535	203,067
Equity Lifestyle Properties Inc.	4,995	219,730
Equity One Inc.	9,172	210,773
Glimcher Realty Trust	8,429	217,468
Innkeepers USA Trust	10,045	160,921
Kilroy Realty Corp.	6,878	490,539
LaSalle Hotel Properties	9,368	409,663
Pennsylvania Real Estate Investment Trust	8,145	330,361
Saul Centers Inc.	2,660	108,767
Sunstone Hotel Investors Inc.	13,710	394,025
Tanger Factory Outlet Centers Inc.	7,299	239,261

		4,114,153
RETAIL – 8.16%
Big 5 Sporting Goods Corp.	5,372	99,543
Big Lots Inc.[1]	27,091	391,465
Buckle Inc. (The)	2,010	85,928
Cabela’s Inc. Class A1,2	9,169	187,048
Cash America International Inc.	6,993	229,930
CEC Entertainment Inc.[1]	8,164	286,556
Charming Shoppes Inc.[1]	25,349	348,549
Christopher & Banks Corp.	8,749	231,149
CKE Restaurants Inc.	13,162	208,354
CSK Auto Corp.[1]	10,452	134,308
Dress Barn Inc.[1]	10,718	271,058
Finish Line Inc. (The)	9,607	158,323
Fred’s Inc.	8,846	125,525
Genesco Inc.[1]	5,455	225,455
Insight Enterprises Inc.[1]	11,499	227,335
Kenneth Cole Productions Inc. Class A	2,855	72,831
Longs Drug Stores Corp.	7,185	340,641
Men’s Wearhouse Inc. (The)	11,627	412,061

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares	Value
New York & Co. Inc.[1]	5,209	$81,104
99 Cents Only Stores[1]	11,613	138,543
Nu Skin Enterprises Inc. Class A	12,523	206,880
Pantry Inc. (The)[1]	5,322	352,263
Papa John’s International Inc.[1]	5,768	192,767
Pep Boys-Manny, Moe & Jack Inc.	12,238	181,979
PETCO Animal Supplies Inc.[1]	9,894	216,679
Pier 1 Imports Inc.	18,851	227,532
Regis Corp.	10,808	379,037
Ruby Tuesday Inc.[2]	13,811	411,153
School Specialty Inc.[1]	4,990	181,486
Steak n Shake Co. (The)[1]	6,174	117,985
Stein Mart Inc.	6,320	99,856
Too Inc.[1]	7,836	301,059
Triarc Companies Inc.	3,238	56,212
Triarc Companies Inc. Class B	7,088	117,094
Tuesday Morning Corp.	7,166	135,796

		7,433,484
SAVINGS & LOANS – 2.48%
BankUnited Financial Corp. Class A	8,493	260,650
Brookline Bancorp Inc.	14,768	218,566
Commercial Capital Bancorp Inc.	12,360	193,681
Fidelity Bankshares Inc.	5,410	174,310
First Niagara Financial Group Inc.	28,068	392,952
Harbor Florida Bancshares Inc.[2]	5,170	194,185
Northwest Bancorp Inc.	4,949	123,329
Provident Financial Services Inc.	16,476	300,687
Provident New York Bancorp	10,362	135,431
Sterling Financial Corp. (Washington)	8,228	264,530

		2,258,321
SEMICONDUCTORS – 4.23%
Amkor Technology Inc.[1]	24,170	292,215
Atmel Corp.[1]	106,801	559,637
Brooks Automation Inc.[1]	17,677	238,993
Credence Systems Corp.[1]	21,038	149,159
DSP Group Inc.[1]	6,814	184,251
Emulex Corp.[1]	19,764	358,717
Integrated Device Technology Inc.[1]	47,729	726,435
Lattice Semiconductor Corp.[1]	25,647	170,553
MKS Instruments Inc.[1]	8,492	202,704
OmniVision Technologies Inc.[1,2]	12,474	362,744
ON Semiconductor Corp.[1]	24,532	175,894
Photronics Inc.[1]	9,279	166,744
Skyworks Solutions Inc.[1]	37,836	270,527

		3,858,573
SOFTWARE – 2.36%
American Reprographics Co.[1]	5,978	212,040
CSG Systems International Inc.[1]	11,226	283,793
eFunds Corp.[1]	10,760	276,962
infoUSA Inc.	8,320	92,934
Keane Inc.[1]	12,385	175,124
Lawson Software Inc.[1]	28,051	215,432
MicroStrategy Inc. Class A1	2,478	232,288
NetIQ Corp.[1]	9,584	115,008
Parametric Technology Corp.[1]	26,399	394,401
Schawk Inc.	2,459	62,311
SSA Global Technologies Inc.[1]	2,172	33,666
SYNNEX Corp.[1]	2,797	53,003

		2,146,962
TELECOMMUNICATIONS – 2.65%
Anixter International Inc.	7,890	401,128
Arris Group Inc.[1]	24,679	292,446
CommScope Inc.[1]	12,855	424,858
FairPoint Communications Inc.	6,501	86,268
General Communication Inc. Class A1	10,189	122,268
Powerwave Technologies Inc.[1]	26,355	293,858
Premiere Global Services Inc.[1]	15,713	122,719
RCN Corp.[1]	8,626	230,659
Time Warner Telecom Inc. Class A1	16,566	277,812
UTStarcom Inc.[1]	23,598	164,006

		2,416,022
TEXTILES – 0.29%
G&K Services Inc. Class A	4,645	190,306
UniFirst Corp.	2,287	70,943

		261,249
TOYS, GAMES & HOBBIES – 0.37%
JAKKS Pacific Inc.[1]	6,386	144,771
RC2 Corp.[1]	4,825	190,781

		335,552
TRANSPORTATION – 2.20%
Bristow Group Inc.[1]	5,237	187,904

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Florida East Coast Industries Inc.	4,880	$272,792
Genesee & Wyoming Inc. Class A1	8,720	285,754
GulfMark Offshore Inc.[1]	4,797	131,438
Hub Group Inc. Class A1	4,620	227,165
Old Dominion Freight Line Inc.[1]	7,854	252,899
OMI Corp.	17,950	346,076
Pacer International Inc.	8,857	303,707

		2,007,735

TOTAL COMMON STOCKS (Cost: $82,149,351)		91,154,854
SHORT-TERM INVESTMENTS – 1.82%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse New York
5.28%, 04/23/07	$1,954	1,954
Toronto-Dominion Bank
3.94%, 07/10/06	9,772	9,772
Washington Mutual Bank
4.79%, 05/10/06	9,772	9,772
Wells Fargo Bank N.A.
4.78%, 12/05/06	15,635	15,635

		37,133
COMMERCIAL PAPER[3] – 0.46%
Amstel Funding Corp.
4.40%, 05/08/06	9,772	9,767
Amsterdam Funding Corp.
4.82%, 05/08/06	14,658	14,644
Atlantis One Funding Corp.
4.98%, 06/29/06	4,886	4,846
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	12,703	12,656
Bryant Park Funding LLC
4.78%, 05/03/06	7,817	7,815
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	14,658	14,547
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	19,544	19,525
CC USA Inc.
5.03%, 10/24/06	3,909	3,813

Security	Principal	Value
Charta LLC
4.96%, 06/21/06 - 06/23/06	$16,612	$16,493
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	61,563	61,503
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	17,589	17,459
Ebury Finance Ltd.
4.79%, 05/10/06	4,886	4,880
Edison Asset Securitization LLC
4.37%, 05/08/06	9,772	9,764
Gemini Securitization Corp.
4.96%, 06/28/06	5,863	5,816
General Electric Capital Corp.
4.96%, 06/29/06	12,703	12,600
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	16,417	16,238
Jupiter Securitization Corp.
4.97%, 06/19/06	7,817	7,765
Liberty Street Funding Corp.
4.78%, 05/10/06	19,348	19,325
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	25,559	25,485
Park Sienna LLC
4.96%, 06/20/06	4,886	4,852
Societe Generale
4.78% - 4.80%, 05/10/06	35,031	34,989
Solitaire Funding Ltd.
4.75%, 05/10/06	5,863	5,856
Sydney Capital Corp.
4.80%, 05/09/06	5,898	5,892
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	48,859	48,840
Thunder Bay Funding Inc.
4.97%, 06/15/06	5,903	5,866
Tulip Funding Corp.
4.98%, 05/30/06	9,772	9,733

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Shares or Principal	Value
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	$22,495	$22,375

		423,344
MEDIUM-TERM NOTES[3] – 0.08%
Bank of America N.A.
5.28%, 04/20/07	4,886	4,886
Dorada Finance Inc.
3.93%, 07/07/06	6,059	6,058
K2 USA LLC
3.94%, 07/07/06	11,726	11,726
Marshall & Ilsley Bank
5.18%, 12/15/06	19,544	19,586
Sigma Finance Inc.
5.13%, 03/30/07	6,840	6,840
Toronto-Dominion Bank
3.81%, 06/20/06	24,430	24,430
US Bank N.A.
2.85%, 11/15/06	3,909	3,870

		77,396
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	101,572	101,572

		101,572
REPURCHASE AGREEMENTS[3] – 0.17%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $ 29,327 (collateralized by non-U.S. Government debt securities, value $32,273, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$29,315	29,315
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 48,879 (collateralized by non-U.S. Government debt securities, value $ 51,207, 4.25% to 7.63%, 8/15/08 to 10/25/35).	48,859	48,859

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $ 29,327 (collateralized by U.S. Government obligations, value $29,925, 4.50% to 5.00%, 4/1/20 to 7/1/35).	$29,315	$29,315
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $ 24,440 (collateralized by non-U.S. Government debt securities, value $25,671, 0.00% to 10.00%, 2/1/09 to 1/1/10).	24,430	24,430
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $ 19,552 (collateralized by non-U.S. Government debt securities, value $20,571, 5.15% to 7.03%, 6/15/06 to 4/28/17).	19,544	19,544

		151,463
TIME DEPOSITS[3] – 0.16%
Branch Banking & Trust
4.80%, 05/01/06	9,772	9,772
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	48,859	48,859
SunTrust Bank
4.88%, 05/01/06	55,215	55,215
Wachovia Bank N.A.
4.80%, 05/01/06	34,201	34,201

		148,047
VARIABLE & FLOATING RATE NOTES[3] – 0.80%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	50,032	50,039
American Express Bank
4.87%, 07/19/06	4,886	4,886
American Express Centurion Bank
4.78%, 06/29/06	7,817	7,817
American Express Credit Corp.
4.93%, 03/05/07	5,863	5,867

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Security	Principal	Value
ASIF Global Financing
4.95%, 05/30/06[6]	$37,133	$37,138
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	12,703	12,703
Beta Finance Inc.
4.91%, 05/25/06[6]	13,681	13,680
BMW US Capital LLC
4.90%, 05/16/07[6]	19,544	19,544
BNP Paribas
4.89%, 05/18/07[6]	36,156	36,156
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	3,518	3,517
CC USA Inc.
4.91%, 05/25/06[6]	10,749	10,749
Commodore CDO Ltd.
4.97%, 12/12/06[6]	4,886	4,886
Cullinan Finance Corp.
5.36%, 04/25/07[6]	4,886	4,886
DEPFA Bank PLC
4.92%, 03/15/07	19,544	19,544
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	19,544	19,544
Fifth Third Bancorp.
4.93%, 01/23/07[6]	39,087	39,087
General Electric Capital Corp.
4.95%, 04/09/07	8,795	8,800
Hartford Life Global Funding Trusts
4.92%, 02/15/07	19,544	19,544
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	19,544	19,544
K2 USA LLC
5.20%, 04/02/07[6]	6,840	6,840
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	20,451	20,451
Marshall & Ilsley Bank
4.88%, 05/15/07	10,749	10,749
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	29,315	29,315
Natexis Banques Populaires
4.88%, 05/15/07[6]	14,658	14,658
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	52,768	52,770
Newcastle Ltd.
4.97%, 04/24/07[6]	6,889	6,887
Northern Rock PLC
4.87%, 05/03/07[6]	23,452	23,453
Permanent Financing PLC
4.81%, 06/12/06[6]	17,003	17,003
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	19,544	19,544
Principal Life Income Funding Trusts
4.70%, 05/10/06	14,658	14,658
Sedna Finance Inc.
4.89%, 09/20/06[6]	5,863	5,863
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	19,544	19,544
Strips III LLC
5.00%, 07/24/06[6]	4,806	4,806
UniCredito Italiano SpA
4.84%, 06/14/06	25,407	25,406
Union Hamilton Special Funding LLC
4.97%, 09/28/06	19,544	19,544
US Bank N.A.
4.93%, 09/29/06	8,795	8,794
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	33,930	33,930
Wells Fargo & Co.
4.89%, 03/15/07	9,772	9,772
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	17,589	17,587
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	20,306	20,211
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	6,601	6,600

		726,316

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,665,271)		1,665,271

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2006

Value
TOTAL INVESTMENTS IN SECURITIES – 101.82% (Cost: $83,814,622)	$92,820,125
Other Assets, Less Liabilities – (1.82)%	(1,663,473)

NET ASSETS – 100.00%	$91,156,652

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 100.01%
ADVERTISING – 0.37%
Marchex Inc. Class B1,2	4,971	$108,169
Ventiv Health Inc.[1]	5,748	172,670

		280,839
AEROSPACE & DEFENSE – 1.45%
AAR Corp.[1]	7,188	191,776
Argon ST Inc.[1]	2,918	96,965
BE Aerospace Inc.[1]	15,424	401,487
HEICO Corp.	1,481	48,577
K&F Industries Holdings Inc.[1]	3,917	69,488
MTC Technologies Inc.[1]	2,179	62,385
Teledyne Technologies Inc.[1]	6,773	246,605

		1,117,283
AGRICULTURE – 0.13%
Tejon Ranch Co.[1]	2,174	98,113

		98,113
AIRLINES – 0.33%
AirTran Holdings Inc.[1]	18,358	256,645

		256,645
APPAREL – 0.65%
Carter’s Inc.[1]	3,864	260,279
Guess? Inc.[1]	3,326	131,809
Volcom Inc.[1]	2,933	104,620

		496,708
AUTO MANUFACTURERS – 0.14%
A.S.V. Inc.[1]	4,336	108,400

		108,400
BANKS – 1.29%
Bank of the Ozarks Inc.[2]	2,226	75,684
PrivateBancorp Inc.	4,512	199,656
Signature Bank[1]	5,272	186,471
Texas Capital Bancshares Inc.[1]	5,059	116,661
Western Alliance Bancorp[1]	4,179	151,948
Wintrust Financial Corp.	5,035	260,561

		990,981
BEVERAGES – 0.55%
Hansen Natural Corp.[1]	3,287	425,535

		425,535
BIOTECHNOLOGY – 2.87%
Digene Corp.[1]	4,145	171,230
Encysive Pharmaceuticals Inc.[1]	12,241	52,269
ICOS Corp.[1]	12,585	275,989
Illumina Inc.[1]	7,267	229,855
Integra LifeSciences Holdings Corp.[1,2]	3,871	162,427
Martek Biosciences Corp.[1]	6,880	204,336
Myogen Inc.[1]	5,151	170,292
Nektar Therapeutics[1]	18,234	392,213
Regeneron Pharmaceuticals Inc.[1]	8,167	118,585
Serologicals Corp.[1]	7,253	225,713
Telik Inc.[1,2]	11,120	204,497

		2,207,406
BUILDING MATERIALS – 0.17%
Drew Industries Inc.[1]	3,588	128,953

		128,953
CHEMICALS – 0.26%
Symyx Technologies Inc.[1]	6,881	200,581

		200,581
COAL – 0.88%
Alpha Natural Resources Inc.[1]	11,302	283,793
Foundation Coal Holdings Inc.	7,746	392,722

		676,515
COMMERCIAL SERVICES – 7.18%
Aaron Rents Inc.	8,454	227,074
Administaff Inc.	5,024	290,136
Advisory Board Co. (The)[1]	3,775	211,853
Bright Horizons Family Solutions Inc.[1]	5,779	229,542
Chemed Corp.	5,427	295,717
Coinstar Inc.[1]	5,001	136,377
Corinthian Colleges Inc.[1]	19,398	288,836
CoStar Group Inc.[1]	3,571	201,583
CRA International Inc.[1]	2,398	116,926
DeVry Inc.[1]	13,131	339,568
Educate Inc.[1]	4,275	35,269
Euronet Worldwide Inc.[1]	6,496	232,167
First Advantage Corp. Class A1	1,545	41,638
Gartner Inc.[1]	11,272	158,033
Global Cash Access Inc.[1]	7,551	147,169
Healthcare Services Group Inc.	5,124	109,397

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
Hudson Highland Group Inc.[1]	5,135	$103,470
iPayment Holdings Inc.[1]	2,936	126,982
Labor Ready Inc.[1]	11,442	302,412
LECG Corp.[1]	4,040	74,700
Morningstar Inc.[1]	2,126	90,440
Navigant Consulting Inc.[1]	10,408	219,401
PRA International[1]	4,167	96,924
Resources Connection Inc.[1]	10,356	278,576
Rollins Inc.	7,539	152,665
SFBC International Inc.[1,2]	3,919	91,509
Sotheby’s Holdings Inc. Class A1	10,815	324,342
Strayer Education Inc.	3,079	320,185
Universal Technical Institute Inc.[1]	5,015	123,620
VistaPrint Ltd.[1]	4,677	149,570

		5,516,081
COMPUTERS – 3.62%
Advanced Digital Information Corp.[1]	12,678	107,636
Anteon International Corp.[1]	7,294	398,617
FactSet Research Systems Inc.	7,893	348,397
Intergraph Corp.[1]	6,053	266,453
Kanbay International Inc.[1]	4,893	75,841
Kronos Inc.[1]	6,801	310,398
Lexar Media Inc.[1]	16,125	157,057
Manhattan Associates Inc.[1]	6,353	137,924
MICROS Systems Inc.[1]	8,123	339,541
M-Systems Flash Disk Pioneers Ltd.[1]	7,032	242,393
Sykes Enterprises Inc.[1]	5,276	85,418
Synaptics Inc.[1]	5,202	136,396
TALX Corp.	6,867	178,611

		2,784,682
DISTRIBUTION & WHOLESALE – 1.02%
Beacon Roofing Supply Inc.[1]	6,212	229,844
Central European Distribution Corp.[1]	4,168	171,096
LKQ Corp.[1]	10,161	213,787
ScanSource Inc.[1]	2,734	171,148

		785,875
DIVERSIFIED FINANCIAL SERVICES – 1.56%
Asset Acceptance Capital Corp.[1]	3,236	67,600
Calamos Asset Management Inc. Class A	4,927	190,971
GFI Group Inc.[1]	1,442	82,021
Greenhill & Co. Inc.	1,963	139,216
National Financial Partners Corp.	7,001	364,052
optionsXpress Holdings Inc.	5,780	182,070
Portfolio Recovery Associates Inc.[1]	3,343	171,997

		1,197,927
ELECTRIC – 0.19%
ITC Holdings Corp.	2,715	70,128
Ormat Technologies Inc.	2,135	73,038

		143,166
ELECTRICAL COMPONENTS & EQUIPMENT – 1.04%
Energy Conversion Devices Inc.[1]	8,136	406,881
Greatbatch Inc.[1]	4,626	113,337
Intermagnetics General Corp.[1]	8,991	195,285
Vicor Corp.	3,993	82,376

		797,879
ELECTRONICS – 3.54%
Cymer Inc.[1]	7,894	408,041
Dionex Corp.[1]	4,297	258,336
Dolby Laboratories Inc. Class A1	7,328	172,501
Electro Scientific Industries Inc.[1]	6,043	121,041
FEI Co.[1]	5,359	116,505
FLIR Systems Inc.[1]	14,677	358,853
II-VI Inc.[1]	5,275	114,256
Ionatron Inc.[1,2]	5,156	71,720
Itron Inc.[1]	4,995	334,915
Rogers Corp.[1]	3,592	221,626
Trimble Navigation Ltd.[1]	11,527	546,149

		2,723,943
ENERGY – ALTERNATE SOURCES – 1.29%
Covanta Holding Corp.[1]	23,196	386,909
Headwaters Inc.[1,2]	9,042	304,535
KFx Inc.[1]	16,640	300,352

		991,796
ENGINEERING & CONSTRUCTION – 0.19%
Insituform Technologies Inc. Class A1	5,752	146,561

		146,561
ENTERTAINMENT – 0.92%
Bally Technologies Inc.[1]	10,155	181,774
Macrovision Corp.[1]	10,926	250,205
Shuffle Master Inc.[1]	7,512	277,568

		709,547

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.32%
Mine Safety Appliances Co.[2]	5,873	$245,491

		245,491
FOOD – 0.34%
United Natural Foods Inc.[1]	8,117	259,500

		259,500
HEALTH CARE – PRODUCTS – 6.28%
American Medical Systems Holdings Inc.[1]	13,692	304,099
ArthroCare Corp.[1,2]	5,218	236,532
Aspect Medical Systems Inc.[1]	3,557	101,232
Biosite Inc.[1]	3,641	205,352
Cyberonics Inc.[1]	4,623	107,207
Diagnostic Products Corp.	4,894	283,852
DJ Orthopedics Inc.[1]	3,838	152,599
FoxHollow Technologies Inc.[1,2]	2,741	85,382
Haemonetics Corp.[1]	5,413	295,008
Hologic Inc.[1]	9,526	454,104
ICU Medical Inc.[1]	2,683	110,513
Immucor Inc.[1]	9,531	276,876
Kyphon Inc.[1]	7,766	322,677
Laserscope[1,2]	4,205	99,911
LCA-Vision Inc.	3,591	201,671
PolyMedica Corp.	5,220	215,638
PSS World Medical Inc.[1]	14,148	255,230
SurModics Inc.[1]	3,474	123,535
Symmetry Medical Inc.[1]	4,953	98,565
Syneron Medical Ltd.[1,2]	2,925	75,670
Thoratec Corp.[1]	9,014	162,342
Ventana Medical Systems Inc.[1]	6,891	335,592
Viasys Healthcare Inc.[1]	5,761	167,530
Wright Medical Group Inc.[1]	6,692	157,061

		4,828,178
HEALTH CARE – SERVICES – 3.49%
Amedisys Inc.[1,2]	3,386	112,280
AmSurg Corp.[1]	6,334	161,770
Centene Corp.[1]	8,959	230,157
Healthways Inc.[1]	7,316	358,923
LifePoint Hospitals Inc.[1]	10,998	348,637
Matria Healthcare Inc.[1]	4,404	135,159
Molina Healthcare Inc.[1]	2,424	79,265
Odyssey Healthcare Inc.[1]	7,398	128,651
Psychiatric Solutions Inc.[1]	11,211	370,636
Radiation Therapy Services Inc.[1]	2,373	60,630
Symbion Inc.[1]	3,656	84,125
United Surgical Partners International Inc.[1]	9,278	306,267
Wellcare Health Plans Inc.[1]	7,353	307,944

		2,684,444
HOME BUILDERS – 0.43%
Champion Enterprises Inc.[1]	16,297	248,692
Williams Scotsman International Inc.[1]	3,287	80,762

		329,454
HOME FURNISHINGS – 0.20%
Tempur-Pedic International Inc.[1,2]	9,717	153,431

		153,431
INTERNET – 8.17%
aQuantive Inc.[1]	14,177	355,276
Avocent Corp.[1]	10,565	284,621
Blue Coat Systems Inc.[1]	2,945	64,083
Blue Nile Inc.[1]	3,438	119,642
CMGI Inc.[1]	97,468	140,354
Digital Insight Corp.[1]	7,113	245,327
Digital River Inc.[1,2]	7,360	320,454
Digitas Inc.[1]	18,608	262,559
Equinix Inc.[1]	5,853	385,713
eResearch Technology Inc.[1,2]	8,508	96,396
GSI Commerce Inc.[1]	3,666	64,118
InfoSpace Inc.[1]	6,001	153,206
Internet Security Systems Inc.[1]	8,034	180,283
iVillage Inc.[1]	11,794	99,777
j2 Global Communications Inc.[1]	5,254	257,919
Jupitermedia Corp.[1,2]	4,606	81,158
NetFlix Inc.[1,2]	10,852	321,653
NetRatings Inc.[1]	3,300	42,768
NutriSystem Inc.[1]	5,658	383,952
Openwave Systems Inc.[1]	19,038	354,297
Opsware Inc.[1]	17,738	150,063
Overstock.com Inc.[1,2]	2,664	68,944
Redback Networks Inc.[1]	11,843	265,283
Sapient Corp.[1]	17,312	135,553
TIBCO Software Inc.[1]	42,571	366,962

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
TriZetto Group Inc. (The)[1]	9,093	$142,942
ValueClick Inc.[1]	21,351	359,764
WebEx Communications Inc.[1,2]	7,102	251,056
WebMD Health Corp. Class A1	1,702	74,071
Websense Inc.[1]	9,983	248,177

		6,276,371
LEISURE TIME – 0.49%
Life Time Fitness Inc.[1]	4,037	184,895
WMS Industries Inc.[1]	6,058	189,313

		374,208
LODGING – 0.50%
Gaylord Entertainment Co.[1]	8,655	382,984

		382,984
MACHINERY – 2.09%
Astec Industries Inc.[1]	3,262	128,360
Bucyrus International Inc. Class A	6,601	342,658
Cognex Corp.	9,272	247,099
Gardner Denver Inc.[1]	5,527	411,927
Middleby Corp. (The)[1]	1,322	116,746
Wabtec Corp.	9,771	356,935

		1,603,725
MANUFACTURING – 2.28%
Actuant Corp. Class A	5,815	371,869
Ceradyne Inc.[1]	5,273	279,469
ESCO Technologies Inc.[1]	5,455	276,569
Hexcel Corp.[1]	19,857	438,641
Matthews International Corp. Class A	6,898	240,050
Raven Industries Inc.	3,667	148,624

		1,755,222
MEDIA – 0.91%
Central European Media Enterprises Ltd.[1]	6,576	423,560
Crown Media Holdings Inc.[1,2]	2,084	8,169
Cumulus Media Inc. Class A1	11,107	117,290
Entravision Communications Corp.[1]	12,037	100,870
Salem Communications Corp. Class A1	2,961	45,244

		695,133
MINING – 0.81%
Apex Silver Mines Ltd.[1,2]	11,779	250,893
Coeur d’Alene Mines Corp.[1]	53,604	374,156

		625,049
OIL & GAS – 1.79%
ATP Oil & Gas Corp.[1]	4,034	183,708
Atwood Oceanics Inc.[1]	5,736	306,016
Bill Barrett Corp.[1]	5,963	179,129
Bois d’Arc Energy LLC[1]	3,971	67,348
Carrizo Oil & Gas Inc.[1]	4,633	136,118
Crosstex Energy Inc.	1,718	125,758
Delta Petroleum Corp.[1]	10,366	207,631
Pioneer Drilling Co.[1]	10,688	173,252

		1,378,960
OIL & GAS SERVICES – 4.38%
CARBO Ceramics Inc.	4,134	239,483
Core Laboratories NV1	5,602	343,123
Dril-Quip Inc.[1]	2,687	193,410
Global Industries Ltd.[1]	18,303	290,469
Hornbeck Offshore Services Inc.[1]	5,001	179,586
Hydril Co. LP1	4,166	333,947
Input/Output Inc.[1]	15,118	152,389
Lufkin Industries Inc.	3,021	193,525
Oil States International Inc.[1]	6,454	260,548
Superior Energy Services Inc.[1]	16,117	518,162
Tetra Technologies Inc.[1]	7,320	360,144
W-H Energy Services Inc.[1]	6,001	301,550

		3,366,336
PACKAGING & CONTAINERS – 0.21%
Greif Inc. Class A	2,477	160,460

		160,460
PHARMACEUTICALS – 6.22%
Adams Respiratory Therapeutics Inc.[1]	4,968	213,078
Alkermes Inc.[1]	19,288	414,113
Cubist Pharmaceuticals Inc.[1]	11,419	258,869
CV Therapeutics Inc.[1]	9,301	184,625
First Horizon Pharmaceutical Corp.[1,2]	5,780	128,721
HealthExtras Inc.[1]	4,875	141,668
Idenix Pharmaceuticals Inc.[1]	4,299	43,162
K-V Pharmaceutical Co. Class A1	7,741	167,051

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
MannKind Corp.[1]	7,167	$143,340
Medicines Co. (The)[1]	10,020	192,584
Medicis Pharmaceutical Corp. Class A	11,676	383,907
MGI Pharma Inc.[1]	16,680	311,582
New River Pharmaceuticals Inc.[1]	2,714	92,276
NitroMed Inc.[1]	5,179	43,245
Onyx Pharmaceuticals Inc.[1]	8,660	202,211
OSI Pharmaceuticals Inc.[1]	12,256	325,642
Pharmion Corp.[1]	4,306	83,364
Salix Pharmaceuticals Ltd.[1]	9,851	134,959
Tanox Inc.[1]	5,206	83,765
Taro Pharmaceutical Industries Ltd.[1,2]	5,177	67,301
Theravance Inc.[1]	9,921	278,383
United Therapeutics Inc.[1]	4,854	289,056
USANA Health Sciences Inc.[1]	2,315	84,706
Valeant Pharmaceuticals International	19,612	351,055
ViroPharma Inc.[1]	14,298	160,710

		4,779,373
REAL ESTATE INVESTMENT TRUSTS – 0.90%
BioMed Realty Trust Inc.	9,572	264,953
Franklin Street Properties Corp.	11,733	250,148
U-Store-It Trust	9,620	175,854

		690,955
RETAIL – 6.04%
Aeropostale Inc.[1]	11,945	366,831
Bebe Stores Inc.	4,884	86,349
Build-A-Bear Workshop Inc.[1,2]	2,253	72,772
California Pizza Kitchen Inc.[1]	4,108	129,813
Children’s Place Retail Stores Inc. (The)[1]	3,953	244,216
Coldwater Creek Inc.[1]	11,813	330,291
Conn’s Inc.[1]	1,797	61,403
Dick’s Sporting Goods Inc.[1]	7,004	295,219
DSW Inc. Class A1	3,467	108,517
GameStop Corp. Class A1	7,031	331,863
GameStop Corp. Class B1	5,217	221,566
Guitar Center Inc.[1]	5,580	299,981
Hibbet Sporting Goods Inc.[1]	7,657	232,084
Hot Topic Inc.[1]	9,776	144,978
P.F. Chang’s China Bistro Inc.[1,2]	5,660	241,173
Panera Bread Co. Class A1	5,987	444,116
Rare Hospitality International Inc.[1]	7,156	222,695
Red Robin Gourmet Burgers Inc.[1,2]	2,704	121,572
Select Comfort Corp.[1]	7,538	301,218
Texas Roadhouse Inc. Class A1	10,154	153,325
World Fuel Services Corp.	5,805	232,432

		4,642,414
SAVINGS & LOANS – 0.69%
Kearny Financial Corp.	4,746	65,400
KNBT Bancorp Inc.	6,671	112,406
NewAlliance Bancshares Inc.	24,498	353,751

		531,557
SEMICONDUCTORS – 8.37%
AMIS Holdings Inc.[1]	7,423	76,531
Applied Micro Circuits Corp.[1]	65,512	240,429
ATMI Inc.[1]	7,977	226,547
Cabot Microelectronics Corp.[1,2]	5,244	171,531
Cypress Semiconductor Corp.[1]	28,744	493,247
Entegris Inc.[1]	26,087	265,566
Exar Corp.[1]	7,495	108,603
FormFactor Inc.[1]	7,428	309,673
Genesis Microchip Inc.[1]	7,576	119,095
Hittite Microwave Corp.[1]	2,247	87,431
Micrel Inc.[1]	13,445	172,634
Microsemi Corp.[1]	13,921	380,322
PMC-Sierra Inc.[1]	39,195	487,194
Power Integrations Inc.[1]	6,333	134,070
Rambus Inc.[1]	20,231	785,570
Semtech Corp.[1]	15,625	292,969
SigmaTel Inc.[1]	5,682	38,013
Silicon Image Inc.[1]	17,178	175,216
Silicon Laboratories Inc.[1]	10,745	500,824
SiRF Technology Holdings Inc.[1]	8,575	292,836
Standard Microsystems Corp.[1]	4,471	104,174
Tessera Technologies Inc.[1]	9,433	302,516
Varian Semiconductor Equipment Associates Inc.[1]	12,328	403,742
Zoran Corp.[1]	9,716	266,607

		6,435,340
SOFTWARE – 7.08%
Advent Software Inc.[1]	4,873	171,530
Allscripts Healthcare Solutions Inc.[1]	8,564	145,845
Altiris Inc.[1]	5,086	108,840

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
ANSYS Inc.[1]	6,855	$386,965
Avid Technology Inc.[1]	8,905	343,288
Blackbaud Inc.	2,884	60,593
Blackboard Inc.[1]	2,873	84,380
Dendrite International Inc.[1]	8,085	100,497
Eclipsys Corp.[1]	8,711	191,816
Epicor Software Corp.[1]	8,445	102,438
FileNET Corp.[1]	8,934	248,544
Informatica Corp.[1]	18,571	285,436
InPhonic Inc.[1]	4,420	35,360
ManTech International Corp. Class A1	3,696	122,079
Midway Games Inc.[1]	2,440	24,424
Nuance Communications Inc.[1,2]	29,313	376,086
Per-Se Technologies Inc.[1,2]	7,155	199,982
Progress Software Corp.[1]	8,255	227,755
Quality Systems Inc.	3,236	108,600
Quest Software Inc.[1]	11,544	198,672
Take-Two Interactive Software Inc.[1,2]	15,061	256,790
THQ Inc.[1,2]	13,316	341,289
Transaction Systems Architects Inc. Class A1	7,978	318,641
Trident Microsystems Inc.[1]	11,382	302,761
VeriFone Holdings Inc.[1]	8,123	251,488
Verint Systems Inc.[1]	2,662	86,355
Wind River Systems Inc.[1]	17,278	197,142
Witness Systems Inc.[1]	6,912	161,395

		5,438,991
STORAGE & WAREHOUSING – 0.32%
Mobile Mini Inc.[1]	7,406	244,250

		244,250
TELECOMMUNICATIONS – 5.66%
Aeroflex Inc.[1]	16,018	201,987
Centennial Communications Corp.	5,224	35,628
Comtech Telecommunications Corp.[1]	4,674	132,975
Extreme Networks Inc.[1]	23,315	105,850
Foundry Networks Inc.[1]	26,427	375,528
InterDigital Communications Corp.[1]	11,698	296,193
Ixia[1]	7,462	84,321
NETGEAR Inc.[1]	6,868	154,187
Newport Corp.[1]	8,624	165,581
Plantronics Inc.	10,167	381,263

Security	Shares or Principal	Value
Polycom Inc.[1]	19,092	$420,024
RF Micro Devices Inc.[1]	40,585	377,441
SafeNet Inc.[1]	5,155	103,564
SBA Communications Corp.[1]	17,288	434,275
Sonus Networks Inc.[1]	52,954	263,181
Sycamore Networks Inc.[1]	39,676	186,477
Syniverse Holdings Inc.[1]	6,119	108,367
Tekelec[1]	13,548	193,465
UbiquiTel Inc.[1]	16,051	166,288
Viasat Inc.[1]	5,400	162,702

		4,349,297
TOYS, GAMES & HOBBIES – 0.09%
LeapFrog Enterprises Inc.[1,2]	6,293	66,077

		66,077
TRANSPORTATION – 2.31%
EGL Inc.[1]	6,695	312,790
Forward Air Corp.	6,914	277,735
Heartland Express Inc.	9,820	238,724
Kansas City Southern Industries Inc.[1]	15,764	383,065
Kirby Corp. [1]	4,477	329,955
Knight Transportation Inc.[2]	11,941	233,208

		1,775,477

TOTAL COMMON STOCKS (Cost: $69,896,674)		76,858,093
SHORT-TERM INVESTMENTS – 3.74%
CERTIFICATES OF DEPOSIT[3] – 0.09%
Credit Suisse New York
5.28%, 04/23/07	$3,550	3,550
Toronto-Dominion Bank
3.94%, 07/10/06	17,751	17,751
Washington Mutual Bank
4.79%, 05/10/06	17,751	17,751
Wells Fargo Bank N.A.
4.78%, 12/05/06	28,401	28,401

		67,453
COMMERCIAL PAPER[3] – 1.00%
Amstel Funding Corp.
4.40%, 05/08/06	17,751	17,736

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Principal	Value
Amsterdam Funding Corp.
4.82%, 05/08/06	$26,626	$26,601
Atlantis One Funding Corp.
4.98%, 06/29/06	8,875	8,803
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	23,076	22,990
Bryant Park Funding LLC
4.78%, 05/03/06	14,201	14,197
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	26,626	26,424
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	35,502	35,469
CC USA Inc.
5.03%, 10/24/06	7,100	6,926
Charta LLC
4.96%, 06/21/06 - 06/23/06	30,176	29,958
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	111,830	111,719
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	31,951	31,715
Ebury Finance Ltd.
4.79%, 05/10/06	8,875	8,865
Edison Asset Securitization LLC
4.37%, 05/08/06	17,751	17,736
Gemini Securitization Corp.
4.96%, 06/28/06	10,650	10,565
General Electric Capital Corp.
4.96%, 06/29/06	23,076	22,889
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	29,821	29,496
Jupiter Securitization Corp.
4.97%, 06/19/06	14,201	14,105
Liberty Street Funding Corp.
4.78%, 05/10/06	35,147	35,105
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	46,429	46,296

Security	Shares or Principal	Value
Park Sienna LLC
4.96%, 06/20/06	$8,875	$8,814
Societe Generale
4.78% - 4.80%, 05/10/06	63,635	63,558
Solitaire Funding Ltd.
4.75%, 05/10/06	10,650	10,638
Sydney Capital Corp.
4.80%, 05/09/06	10,714	10,703
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	88,754	88,721
Thunder Bay Funding Inc.
4.97%, 06/15/06	10,722	10,656
Tulip Funding Corp.
4.98%, 05/30/06	17,751	17,680
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	40,863	40,644

		769,009
MEDIUM-TERM NOTES[3] – 0.18%
Bank of America N.A.
5.28%, 04/20/07	8,875	8,875
Dorada Finance Inc.
3.93%, 07/07/06	11,005	11,005
K2 USA LLC
3.94%, 07/07/06	21,301	21,301
Marshall & Ilsley Bank
5.18%, 12/15/06	35,502	35,578
Sigma Finance Inc.
5.13%, 03/30/07	12,426	12,426
Toronto-Dominion Bank
3.81%, 06/20/06	44,377	44,378
US Bank N.A.
2.85%, 11/15/06	7,100	7,029

		140,592
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	34,849	34,849

		34,849

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.36%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $53,274 (collateralized by non-U.S. Government debt securities, value $58,625, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$53,252	$53,252
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $88,790 (collateralized by non-U.S. Government debt securities, value $93,019, 4.25% to 7.63%, 8/15/08 to 10/25/35).	88,754	88,754
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $53,273 (collateralized by U.S. Government obligations, value $54,360, 4.50% to 5.00%, 4/1/20 to 7/1/35).	53,252	53,252
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $44,396 (collateralized by non-U.S. Government debt securities, value $46,632, 0.00% to 10.00%, 2/1/09 to 1/1/10).	44,377	44,377
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $35,517 (collateralized by non-U.S. Government debt securities, value $37,367, 5.15% to 7.03%, 6/15/06 to 4/28/17).	35,502	35,502

		275,137
TIME DEPOSITS[3] – 0.35%
Branch Banking & Trust
4.80%, 05/01/06	17,751	17,751
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	88,754	88,754
SunTrust Bank
4.88%, 05/01/06	100,299	100,299
Wachovia Bank N.A.
4.80%, 05/01/06	62,128	62,128

		268,932
VARIABLE & FLOATING RATE NOTES [3] – 1.72%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	90,884	90,897
American Express Bank
4.87%, 07/19/06	8,875	8,875
American Express Centurion Bank
4.78%, 06/29/06	14,201	14,201
American Express Credit Corp.
4.93%, 03/05/07	10,650	10,658
ASIF Global Financing
4.95%, 05/30/06[6]	67,453	67,462
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	23,076	23,076
Beta Finance Inc.
4.91%, 05/25/06[6]	24,851	24,851
BMW US Capital LLC
4.90%, 05/16/07[6]	35,502	35,502
BNP Paribas
4.89%, 05/18/07[6]	65,678	65,678
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	6,390	6,390
CC USA Inc.
4.91%, 05/25/06[6]	19,526	19,526
Commodore CDO Ltd.
4.97%, 12/12/06[6]	8,875	8,875
Cullinan Finance Corp.
5.36%, 04/25/07[6]	8,875	8,875
DEPFA Bank PLC
4.92%, 03/15/07	35,502	35,502
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	35,502	35,502
Fifth Third Bancorp.
4.93%, 01/23/07[6]	71,003	71,003
General Electric Capital Corp.
4.95%, 04/09/07	15,976	15,986

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
4.92%, 02/15/07	$35,502	$35,502
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	35,502	35,502
K2 USA LLC
5.20%, 04/02/07[6]	12,426	12,426
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	37,149	37,149
Marshall & Ilsley Bank
4.88%, 05/15/07	19,526	19,526
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	53,252	53,252
Natexis Banques Populaires
4.88%, 05/15/07[6]	26,626	26,626
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	95,854	95,858
Newcastle Ltd.
4.97%, 04/24/07[6]	12,514	12,511
Northern Rock PLC
4.87%, 05/03/07[6]	42,602	42,603
Permanent Financing PLC
4.81%, 06/12/06[6]	30,886	30,886
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	35,502	35,502
Principal Life Income Funding Trusts
4.70%, 05/10/06	26,626	26,626
Sedna Finance Inc.
4.89%, 09/20/06[6]	10,650	10,650
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	35,502	35,502
Strips III LLC
5.00%, 07/24/06[6]	8,730	8,730
UniCredito Italiano SpA
4.84%, 06/14/06	46,152	46,150
Union Hamilton Special Funding LLC
4.97%, 09/28/06	35,502	35,502
US Bank N.A.
4.93%, 09/29/06	15,976	15,974
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	61,635	61,634
Wells Fargo & Co.
4.89%, 03/15/07	17,751	17,752
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	31,951	31,948
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	36,886	36,714
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	11,990	11,990

		1,319,374

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,875,346)		2,875,346

TOTAL INVESTMENTS IN SECURITIES – 103.75% (Cost: $72,772,020)		79,733,439
Other Assets, Less Liabilities – (3.75)%		(2,879,984)

NET ASSETS – 100.00%		$76,853,455

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.93%
ADVERTISING – 0.32%
Catalina Marketing Corp.	10,915	$258,467

		258,467
AGRICULTURE – 0.29%
Universal Corp.	6,183	235,387

		235,387
AIRLINES – 1.43%
Continental Airlines Inc. Class B1	21,244	553,194
ExpressJet Holdings Inc.[1]	9,210	51,576
US Airways Group Inc.[1]	13,005	562,596

		1,167,366
APPAREL – 0.72%
Kellwood Co.	6,658	213,322
Tommy Hilfiger Corp.[1]	22,574	375,857

		589,179
AUTO MANUFACTURERS – 0.17%
Wabash National Corp.	7,475	135,298

		135,298
AUTO PARTS & EQUIPMENT – 1.82%
American Axle & Manufacturing Holdings Inc.	10,705	188,515
ArvinMeritor Inc.	16,492	274,262
Bandag Inc.	1,570	62,988
Cooper Tire & Rubber Co.	15,492	196,748
Modine Manufacturing Co.	7,988	231,732
Superior Industries International Inc.[2]	5,246	98,730
Tenneco Inc.[1]	10,361	249,182
Visteon Corp.[1]	31,379	184,509

		1,486,666
BANKS – 11.66%
Alabama National Bancorp	3,881	267,323
AMCORE Financial Inc.	5,556	164,680
BancFirst Corp.	1,761	76,604
BancorpSouth Inc.	18,020	461,853
Central Pacific Financial Corp.	7,279	275,874
Chemical Financial Corp.	5,640	164,180
Chittenden Corp.	11,378	313,578
Citizens Banking Corp.	9,925	259,539
City Holding Co.	4,360	157,745
Community Bank System Inc.	7,413	152,189
Community Banks Inc.	5,887	154,937
First BanCorp (Puerto Rico)	18,136	192,242
First Charter Corp.	7,211	171,405
First Commonwealth Financial Corp.	16,821	225,065
First Financial Bancorp	10,602	169,950
First Financial Bankshares Inc.	4,305	160,017
First Midwest Bancorp Inc.	11,147	401,626
FNB Corp. (Pennsylvania)[2]	12,544	210,488
Greater Bay Bancorp	12,244	338,179
Hancock Holding Co.	6,663	331,484
Harleysville National Corp.	6,670	132,333
Irwin Financial Corp.	4,284	78,654
Mid-State Bancshares	5,507	153,150
National Penn Bancshares Inc.	10,285	203,026
NBT Bancorp Inc.	8,341	181,917
Old National Bancorp	17,018	351,252
Pacific Capital Bancorp	11,328	379,941
Park National Corp.	2,810	281,843
Provident Bankshares Corp.	8,131	282,634
R&G Financial Corp. Class B	7,154	74,616
Republic Bancorp Inc.	18,400	211,048
S&T Bancorp Inc.	5,727	203,366
Santander BanCorp	1,281	29,847
Susquehanna Bancshares Inc.	12,545	299,449
TrustCo Bank Corp. NY2	17,998	208,237
Trustmark Corp.	12,093	379,841
UMB Financial Corp.	3,687	250,347
United Bancshares Inc.	10,356	377,787
W Holding Co. Inc.	32,088	240,339
WesBanco Inc.	4,993	154,933
Westamerica Bancorp	7,803	399,045

		9,522,563
BIOTECHNOLOGY – 0.26%
Applera Corp. - Celera Genomics Group[1]	17,687	212,067

		212,067
BUILDING MATERIALS – 1.05%
Lennox International Inc.	16,388	534,740
Texas Industries Inc.	5,685	322,340

		857,080

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
CHEMICALS – 3.78%
Ferro Corp.	10,148	$195,653
Fuller (H.B.) Co.	7,035	367,931
Georgia Gulf Corp.	8,262	245,051
Hercules Inc.[1]	24,801	352,422
MacDermid Inc.	6,140	210,602
NL Industries Inc.	1,738	22,889
Olin Corp.	17,171	352,864
PolyOne Corp.[1]	22,196	197,101
Rockwood Holdings Inc.[1]	8,695	206,680
Schulman (A.) Inc.	7,412	177,443
Sensient Technologies Corp.	10,630	218,447
Spartech Corp.	7,777	183,771
Terra Industries Inc.[1]	22,519	186,232
UAP Holding Corp.	8,099	167,325

		3,084,411
COMMERCIAL SERVICES – 4.39%
ABM Industries Inc.	9,602	165,154
Alderwoods Group Inc.[1]	9,687	184,634
Banta Corp.	5,908	298,827
Central Parking Corp.	4,291	65,438
Dollar Thrifty Automotive Group Inc.[1]	5,775	281,127
NCO Group Inc.[1]	7,186	154,140
PHH Corp.[1]	12,958	361,269
Pre-Paid Legal Services Inc.[2]	3,503	118,401
Quanta Services Inc.[1]	24,919	404,186
Rent-A-Center Inc.[1]	18,320	505,998
Stewart Enterprises Inc. Class A	23,253	134,867
United Rentals Inc.[1]	16,145	575,892
Watson Wyatt Worldwide Inc.	10,265	338,437

		3,588,370
COMPUTERS – 2.59%
Brocade Communications Systems Inc.[1]	67,004	412,745
Gateway Inc.[1]	56,057	123,325
Imation Corp.	8,279	347,718
Maxtor Corp.[1]	62,116	601,283
Palm Inc.[1]	21,405	483,753
Quantum Corp.[1]	43,722	149,529

		2,118,353
COSMETICS & PERSONAL CARE – 0.18%
Revlon Inc. Class A1	45,929	149,269

		149,269
DISTRIBUTION & WHOLESALE – 0.89%
Owens & Minor Inc.	9,544	304,167
United Stationers Inc.[1]	7,934	425,659

		729,826
DIVERSIFIED FINANCIAL SERVICES – 1.40%
Doral Financial Corp.	22,535	178,252
Friedman, Billings, Ramsey Group Inc. Class A	39,146	423,168
LaBranche & Co. Inc.[1,2]	13,642	192,761
Piper Jaffray Companies Inc.[1]	4,985	348,452

		1,142,633
ELECTRIC – 4.00%
ALLETE Inc.	6,504	304,192
Aquila Inc.[1]	91,824	397,598
Avista Corp.	11,725	246,342
Black Hills Corp.	8,175	297,570
CH Energy Group Inc.	3,818	180,515
Cleco Corp.	12,324	277,290
Duquesne Light Holdings Inc.	18,921	321,089
Empire District Electric Co. (The)	6,181	140,618
IDACORP Inc.	10,269	349,659
MGE Energy Inc.	4,910	156,629
Otter Tail Corp.	6,220	185,667
UIL Holdings Corp.	3,201	177,816
UniSource Energy Corp.	7,776	235,224

		3,270,209
ELECTRONICS – 0.55%
Watts Water Technologies Inc. Class A	6,045	206,799
Woodward Governor Co.	7,095	243,004

		449,803
ENGINEERING & CONSTRUCTION – 1.78%
Foster Wheeler Ltd.[1]	16,226	723,031
Granite Construction Inc.	7,943	368,237
Washington Group International Inc.	6,456	359,018

		1,450,286
ENTERTAINMENT – 0.27%
Magna Entertainment Corp. Class A1,2	8,676	53,444
Six Flags Inc.[1]	17,941	165,237

		218,681

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.24%
Metal Management Inc.	6,077	$197,199

		197,199
FOOD – 2.26%
Chiquita Brands International Inc.	9,385	152,225
Corn Products International Inc.	18,111	507,108
Fresh Del Monte Produce Inc.	6,791	127,739
Gold Kist Inc.[1]	12,280	164,429
Great Atlantic & Pacific Tea Co.	4,191	113,576
Lance Inc.	7,048	179,795
Ruddick Corp.	8,639	200,511
Sanderson Farms Inc.	4,320	114,523
TreeHouse Foods Inc.[1]	7,219	189,138
Weis Markets Inc.	2,348	97,465

		1,846,509
FOREST PRODUCTS & PAPER – 0.88%
Bowater Inc.	13,664	372,617
Glatfelter Co.	9,275	173,628
Wausau Paper Corp.	11,746	168,908

		715,153
GAS – 2.75%
Laclede Group Inc. (The)	4,834	164,839
New Jersey Resources Corp.	6,813	301,612
Nicor Inc.	10,813	428,303
Northwest Natural Gas Co.	6,612	228,379
Peoples Energy Corp.	9,430	342,592
South Jersey Industries Inc.	6,726	178,777
Southwest Gas Corp.	9,111	252,557
WGL Holdings Inc.	11,974	352,275

		2,249,334
HAND & MACHINE TOOLS – 0.65%
Lincoln Electric Holdings Inc.	9,738	533,740

		533,740
HEALTH CARE - PRODUCTS - 0.56%
CONMED Corp.[1]	7,224	157,555
Invacare Corp.	7,386	226,381
Vital Sign Inc.	1,398	69,481

		453,417
HEALTH CARE - SERVICES – 0.85%
American Retirement Corp.[1]	8,417	213,792
Kindred Healthcare Inc.[1]	6,456	156,623
Magellan Health Services Inc.[1]	7,959	323,533

		693,948
HOME BUILDERS – 0.88%
Fleetwood Enterprises Inc.[1]	15,385	144,619
M/I Homes Inc.	2,772	119,667
Meritage Homes Corp.[1]	5,433	356,296
Technical Olympic USA Inc.	4,638	97,398

		717,980
HOME FURNISHINGS – 0.98%
Ethan Allen Interiors Inc.	7,653	343,543
Furniture Brands International Inc.	11,627	267,421
La-Z-Boy Inc.[2]	12,549	192,251

		803,215
HOUSEHOLD PRODUCTS & WARES – 1.05%
American Greetings Corp. Class A	14,925	336,111
Blyth Inc.	7,241	148,803
Helen of Troy Ltd.[1]	5,095	105,263
Tupperware Brands Corp.	12,845	271,030

		861,207
INSURANCE – 6.36%
Alfa Corp.	8,968	151,021
Argonaut Group Inc.[1]	7,289	254,386
Assured Guaranty Ltd.	11,963	297,281
CNA Surety Corp.[1]	3,764	67,714
Delphi Financial Group Inc. Class A	7,052	369,454
FBL Financial Group Inc. Class A	3,054	102,767
Great American Financial Resources Inc.	1,960	41,866
Harleysville Group Inc.	3,311	99,330
Horace Mann Educators Corp.	10,357	180,315
Infinity Property & Casualty Corp.	5,015	224,873
IPC Holdings Ltd.	11,679	311,479
LandAmerica Financial Group Inc.	4,076	282,793
Midland Co. (The)	3,229	115,146
Odyssey Re Holdings Corp.[2]	4,369	105,074
Ohio Casualty Corp.	15,585	462,095
Phoenix Companies Inc.	26,248	398,707
Platinum Underwriters Holdings Ltd.	12,941	356,783
Presidential Life Corp.	5,214	128,525
RLI Corp.	5,579	276,718
Safety Insurance Group Inc.	3,320	153,683

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
Selective Insurance Group Inc.	6,938	$386,169
State Auto Financial Corp.	3,388	119,156
Stewart Information Services Corp.	4,138	178,762
United Fire & Casualty Co.	4,319	129,311

		5,193,408
INTERNET – 0.59%
EarthLink Inc.[1]	31,729	288,417
United Online Inc.	15,203	195,967

		484,384
IRON & STEEL – 2.74%
Carpenter Technology Corp.	5,505	654,820
Gibraltar Industries Inc.	7,128	198,087
Oregon Steel Mills Inc.[1]	8,736	432,694
Schnitzer Steel Industries Inc. Class A	5,427	213,444
Steel Dynamics Inc.	11,777	735,356

		2,234,401
LEISURE TIME – 0.16%
K2 Inc.[1]	11,298	133,203

		133,203
MACHINERY – 0.80%
Briggs & Stratton Corp.	12,642	426,541
NACCO Industries Inc.	1,419	228,601

		655,142
MANUFACTURING – 3.42%
Acuity Brands Inc.	11,040	455,731
Barnes Group Inc.	4,635	208,899
EnPro Industries Inc.[1]	5,025	185,322
Federal Signal Corp.	11,657	218,336
Griffon Corp.[1]	6,697	178,609
Jacuzzi Brands Inc.[1]	18,677	182,474
Lancaster Colony Corp.	6,662	273,475
Smith (A.O.) Corp.	4,657	220,835
Tredegar Corp.	6,128	98,416
Trinity Industries Inc.	12,088	767,588

		2,789,685
MEDIA – 1.66%
Hollinger International Inc.	11,199	89,256
Journal Communications Inc. Class A	8,755	102,696
Journal Register Co.	10,160	113,589
Media General Inc. Class A	5,091	209,138
Mediacom Communications Corp.[1]	12,439	85,456
Primedia Inc.[1]	37,053	70,030
Readers Digest Association Inc. (The)	24,374	335,874
Scholastic Corp.[1]	6,795	180,339
Sinclair Broadcast Group Inc. Class A	11,241	88,242
World Wrestling Entertainment Inc.	4,424	76,712

		1,351,332
METAL FABRICATE & HARDWARE – 0.80%
Mueller Industries Inc.	8,154	308,874
Worthington Industries Inc.	17,487	345,368

		654,242
MINING – 0.90%
Century Aluminum Co.[1]	5,848	278,423
Compass Minerals International Inc.	7,477	196,869
USEC Inc.	20,414	259,258

		734,550
OFFICE & BUSINESS EQUIPMENT – 0.38%
IKON Office Solutions Inc.	23,709	312,959

		312,959
OIL & GAS – 2.21%
Atlas America Inc.[1]	4,845	244,673
Houston Exploration Co.[1]	6,948	388,532
Parker Drilling Co.[1]	25,779	216,544
Stone Energy Corp.[1]	6,187	291,408
Swift Energy Co.[1]	6,882	291,522
Whiting Petroleum Corp.[1]	8,843	373,617

		1,806,296
OIL & GAS SERVICES – 0.55%
Hanover Compressor Co.[1,2]	22,455	452,693

		452,693
PACKAGING & CONTAINERS – 0.34%
Graphic Packaging Corp.[1]	24,250	64,505
Silgan Holdings Inc.	5,505	213,759

		278,264
PHARMACEUTICALS – 0.43%
Perrigo Co.	21,860	348,886

		348,886
PIPELINES – 0.40%
Dynegy Inc. Class A1	65,154	323,815

		323,815

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 15.13%
Alexandria Real Estate Equities Inc.	5,507	$498,934
American Home Mortgage Investment Corp.	11,113	385,843
Annaly Mortgage Management Inc.	37,909	510,634
Anthracite Capital Inc.	13,272	140,683
Brandywine Realty Trust	22,097	625,566
Colonial Properties Trust	10,963	539,818
Commercial Net Lease Realty Inc.	13,265	279,228
Cousins Properties Inc.	9,797	308,116
Deerfield Triarc Capital Corp.	9,889	131,919
EastGroup Properties Inc.	5,309	237,153
FelCor Lodging Trust Inc.	11,322	245,121
Fieldstone Investment Corp.	11,827	136,011
First Industrial Realty Trust Inc.	10,902	427,794
Getty Realty Corp.	4,678	129,300
Glenborough Realty Trust Inc.	8,731	182,914
Heritage Property Investment Trust Inc.	6,442	248,790
Highwoods Properties Inc.	13,159	415,035
Home Properties Inc.	7,743	387,305
Impac Mortgage Holdings Inc.	18,024	171,228
Inland Real Estate Corp.	14,612	212,020
Lexington Corporate Properties Trust	12,779	275,515
Maguire Properties Inc.	8,398	285,196
Meristar Hospitality Corp.[1]	21,133	220,629
MFA Mortgage Investments Inc.	19,935	136,754
Mid-America Apartment Communities Inc.	5,364	284,292
National Health Investors Inc.	5,610	134,977
Nationwide Health Properties Inc.	16,630	357,878
New Century Financial Corp.	13,629	698,077
Newcastle Investment Corp.	9,863	221,030
NovaStar Financial Inc.[2]	7,120	263,440
Omega Healthcare Investors Inc.	13,511	172,806
Parkway Properties Inc.	3,406	134,878
Post Properties Inc.	9,997	436,769
PS Business Parks Inc.	3,970	206,242
RAIT Investment Trust	6,682	172,930
Redwood Trust Inc.	5,640	239,531
Saxon Capital Inc.	12,072	139,190
Senior Housing Properties Trust	17,662	303,257
Sovran Self Storage Inc.	4,142	203,579
Sun Communities Inc.	4,411	143,578
Taubman Centers Inc.	12,438	511,699
Trustreet Properties Inc.	15,099	217,426
Washington Real Estate Investment Trust	10,274	382,912

		12,355,997
RETAIL – 6.37%
Asbury Automotive Group Inc.[1]	3,670	70,721
Blockbuster Inc. Class A	25,876	121,617
Blockbuster Inc. Class B	16,082	68,027
Bob Evans Farms Inc.	8,547	246,837
Borders Group Inc.	17,900	422,440
Brown Shoe Co. Inc.	6,221	236,585
Casey’s General Store Inc.	12,121	259,268
Cato Corp. Class A	7,421	167,937
CBRL Group Inc.[2]	11,447	466,007
Domino’s Pizza Inc.	7,348	193,473
Group 1 Automotive Inc.	5,207	284,198
IHOP Corp.	4,895	234,568
Jack in the Box Inc.[1]	8,760	366,168
Landry’s Restaurants Inc.	4,228	149,967
Lithia Motors Inc. Class A	3,755	127,257
Lone Star Steakhouse & Saloon Inc.	4,366	119,017
Payless ShoeSource Inc.[1]	16,711	383,852
Sonic Automotive Inc.	7,238	195,571
Sports Authority Inc. (The)[1]	6,349	235,929
Stage Stores Inc.	6,580	205,691
Talbots Inc. (The)	5,402	128,135
United Auto Group Inc.	4,865	205,790
Zale Corp.[1]	12,580	310,097

		5,199,152

SAVINGS & LOANS – 1.64%
Anchor BanCorp Wisconsin Inc.	4,978	145,258
BankAtlantic Bancorp Inc. Class A	11,417	170,342
Dime Community Bancshares	8,168	115,741
FirstFed Financial Corp.[1]	3,973	249,862
Flagstar Bancorp Inc.	7,497	119,952
MAF Bancorp Inc.	7,987	354,463
PFF Bancorp Inc.	5,447	186,669

		1,342,287

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
SEMICONDUCTORS – 0.73%
Conexant Systems Inc.[1]	116,214	$411,398
TriQuint Semiconductor Inc.[1]	33,255	180,575

		591,973
SOFTWARE – 0.16%
Inter-Tel Inc.	4,881	111,970
Renaissance Learning Inc.	1,231	19,179

		131,149
TELECOMMUNICATIONS – 3.39%
Black Box Corp.	4,250	199,410
CIENA Corp.[1]	141,880	580,289
Cincinnati Bell Inc.[1]	60,530	254,226
Commonwealth Telephone Enterprises Inc.	5,288	175,456
Dobson Communications Corp. Class A1,2	36,401	327,609
IDT Corp.[1]	4,091	44,796
IDT Corp. Class B1,2	12,342	136,996
Iowa Telecommunications Services Inc.	5,637	101,691
Price Communications Corp.[1]	10,229	177,575
3Com Corp.[1]	94,829	511,128
USA Mobility Inc.	5,967	136,585
Valor Communications Group Inc.	9,249	120,699

		2,766,460
TRANSPORTATION – 1.63%
Arkansas Best Corp.	5,541	237,820
General Maritime Corp.	8,769	291,306
Knightsbridge Tankers Ltd.	4,140	113,684
SIRVA Inc.[1]	6,335	59,866
Swift Transportation Co. Inc.[1]	11,942	357,663
Werner Enterprises Inc.	13,963	267,810

		1,328,149
TRUCKING & LEASING – 0.28%
AMERCO[1]	2,169	226,530

		226,530
WATER – 0.21%
California Water Service Group	4,121	175,184

		175,184

TOTAL COMMON STOCKS (Cost: $76,166,656)		81,607,757

Security	Principal	Value
SHORT-TERM INVESTMENTS – 2.49%
CERTIFICATES OF DEPOSIT[3] – 0.05%
Credit Suisse New York
5.28%, 04/23/07	$2,397	$2,397
Toronto-Dominion Bank
3.94%, 07/10/06	11,985	11,985
Washington Mutual Bank
4.79%, 05/10/06	11,985	11,985
Wells Fargo Bank N.A.
4.78%, 12/05/06	19,176	19,176

		45,543
COMMERCIAL PAPER[3] – 0.64%
Amstel Funding Corp.
4.40%, 05/08/06	11,985	11,974
Amsterdam Funding Corp.
4.82%, 05/08/06	17,978	17,961
Atlantis One Funding Corp.
4.98%, 06/29/06	5,993	5,944
Barton Capital Corp.
4.73% - 4.96%, 05/10/06 - 06/27/06	15,581	15,523
Bryant Park Funding LLC
4.78%, 05/03/06	9,588	9,586
CAFCO LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	17,978	17,841
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	23,970	23,948
CC USA Inc.
5.03%, 10/24/06	4,794	4,676
Charta LLC
4.96%, 06/21/06 - 06/23/06	20,375	20,227
Chesham Finance LLC
4.73% - 4.80%, 05/02/06 - 05/10/06	75,507	75,433
CRC Funding LLC
4.96% - 4.97%, 06/21/06 - 06/27/06	21,573	21,414
Ebury Finance Ltd.
4.79%, 05/10/06	5,993	5,985

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Edison Asset Securitization LLC
4.37%, 05/08/06	$11,985	$11,975
Gemini Securitization Corp.
4.96%, 06/28/06	7,191	7,134
General Electric Capital Corp.
4.96%, 06/29/06	15,581	15,454
Grampian Funding LLC
4.41% - 5.11%, 05/15/06 - 10/24/06	20,135	19,917
Jupiter Securitization Corp.
4.97%, 06/19/06	9,588	9,523
Liberty Street Funding Corp.
4.78%, 05/10/06	23,731	23,702
Park Granada LLC
4.75% - 4.96%, 05/05/06 - 06/19/06	31,349	31,259
Park Sienna LLC
4.96%, 06/20/06	5,993	5,951
Societe Generale
4.78% - 4.80%, 05/10/06	42,966	42,914
Solitaire Funding Ltd.
4.75%, 05/10/06	7,191	7,183
Sydney Capital Corp.
4.80%, 05/09/06	7,234	7,227
Three Pillars Funding Corp.
4.78% - 4.83%, 05/01/06 - 05/08/06	59,926	59,904
Thunder Bay Funding Inc.
4.97%, 06/15/06	7,240	7,195
Tulip Funding Corp.
4.98%, 05/30/06	11,985	11,937
Variable Funding Capital Corp.
4.78% - 4.95%, 05/09/06 - 06/29/06	27,590	27,442

		519,229
MEDIUM-TERM NOTES[3] – 0.12%
Bank of America N.A.
5.28%, 04/20/07	5,993	5,993
Dorada Finance Inc.
3.93%, 07/07/06	7,431	7,431

Security	Shares or Principal	Value
K2 USA LLC
3.94%, 07/07/06	$14,382	$14,382
Marshall & Ilsley Bank
5.18%, 12/15/06	23,970	24,022
Sigma Finance Inc.
5.13%, 03/30/07	8,390	8,390
Toronto-Dominion Bank
3.81%, 06/20/06	29,963	29,963
US Bank N.A.
2.85%, 11/15/06	4,794	4,746

		94,927
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.80%[4,5]	112,879	112,879

		112,879
REPURCHASE AGREEMENTS[3] – 0.23%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $35,971, (collateralized by non-U.S. Government debt securities, value $39,583, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$35,956	35,956
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $59,951, (collateralized by non-U.S. Government debt securities, value $62,805, 4.25% to 7.63%, 8/15/08 to 10/25/35).	59,926	59,926
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $35,970, (collateralized by U.S. Government obligations, value $36,703, 4.50% to 5.00%, 4/1/20 to 7/1/35).	35,956	35,956

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $29,976, (collateralized by non-U.S. Government debt securities, value $31,486, 0.00% to 10.00%, 2/1/09 to 1/1/10).	$29,963	$29,963
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $23,980, (collateralized by non-U.S. Government debt securities, value $25,230, 5.15% to 7.03%, 6/15/06 to 4/28/17).	23,970	23,970

		185,771
TIME DEPOSITS[3] – 0.22%
Branch Banking & Trust
4.80%, 05/01/06	11,985	11,985
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	59,926	59,926
SunTrust Bank
4.88%, 05/01/06	67,721	67,721
Wachovia Bank N.A.
4.80%, 05/01/06	41,948	41,948

		181,580
VARIABLE & FLOATING RATE NOTES [3] – 1.09%
Allstate Life Global Funding II
4.82% - 4.98%, 04/05/07 - 05/16/07[6]	61,364	61,373
American Express Bank
4.87%, 07/19/06	5,993	5,993
American Express Centurion Bank
4.78%, 06/29/06	9,588	9,588
American Express Credit Corp.
4.93%, 03/05/07	7,191	7,196
ASIF Global Financing
4.95%, 05/30/06[6]	45,544	45,550
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07[6]	15,581	15,581
Beta Finance Inc.
4.91%, 05/25/06[6]	16,779	16,779
BMW US Capital LLC
4.90%, 05/16/07[6]	23,970	23,970
BNP Paribas
4.89%, 05/18/07[6]	44,345	44,345
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07[6]	4,315	4,315
CC USA Inc.
4.91%, 05/25/06[6]	13,184	13,184
Commodore CDO Ltd.
4.97%, 12/12/06[6]	5,993	5,993
Cullinan Finance Corp.
5.36%, 04/25/07[6]	5,993	5,993
DEPFA Bank PLC
4.92%, 03/15/07	23,970	23,970
Eli Lilly Services Inc.
4.80%, 03/30/07[6]	23,970	23,970
Fifth Third Bancorp.
4.93%, 01/23/07[6]	47,941	47,941
General Electric Capital Corp.
4.95%, 04/09/07	10,787	10,794
Hartford Life Global Funding Trusts
4.92%, 02/15/07	23,970	23,970
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	23,970	23,970
K2 USA LLC
5.20%, 04/02/07[6]	8,390	8,390
Leafs LLC
4.92%, 01/22/07 - 02/20/07[6]	25,083	25,083
Marshall & Ilsley Bank
4.88%, 05/15/07	13,184	13,184
Metropolitan Life Global Funding I
4.85%, 05/04/07[6]	35,956	35,956
Natexis Banques Populaires
4.88%, 05/15/07[6]	17,978	17,978
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07[6]	64,720	64,722
Newcastle Ltd.
4.97%, 04/24/07[6]	8,450	8,447

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2006

Security	Principal	Value
Northern Rock PLC
4.87%, 05/03/07[6]	$28,764	$28,765
Permanent Financing PLC
4.81%, 06/12/06[6]	20,854	20,854
Pfizer Investment Capital PLC
4.86%, 02/15/07[6]	23,970	23,970
Principal Life Income Funding Trusts
4.70%, 05/10/06	17,978	17,978
Sedna Finance Inc.
4.89%, 09/20/06[6]	7,191	7,191
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07[6]	23,970	23,970
Strips III LLC
5.00%, 07/24/06[6]	5,895	5,895
UniCredito Italiano SpA
4.84%, 06/14/06	31,161	31,160
Union Hamilton Special Funding LLC
4.97%, 09/28/06	23,970	23,970
US Bank N.A.
4.93%, 09/29/06	10,787	10,785
Wachovia Asset Securitization Inc.
4.81% - 4.95%, 05/24/06	41,615	41,615
Wells Fargo & Co.
4.89%, 03/15/07	11,985	11,986
WhistleJacket Capital Ltd.
4.86% - 4.96%, 06/22/06 - 04/18/07	21,573	21,571
White Pine Finance LLC
4.88% - 5.12%, 05/22/06 - 10/27/06	24,905	24,790
Wind Master Trust
4.96%, 08/25/06 - 09/25/06	8,096	8,096

		890,831

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,030,760)		2,030,760

TOTAL INVESTMENTS IN SECURITIES – 102.42% (Cost: $78,197,416)		83,638,517
Other Assets, Less Liabilities – (2.42)%		(1,974,225)

NET ASSETS – 100.00%		$81,664,292

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2006

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$82,362,811	$197,252,926	$134,762,854	$95,116,881	$186,239,470

Affiliated issuers[a]	$47,217	$148,199	$167,157	$122,666	$569,619

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$86,636,985	$203,781,965	$148,901,626	$105,373,678	$206,583,748
Affiliated issuers[a]	47,217	148,199	167,157	122,666	569,619
Receivables:
Dividends and interest	79,524	18,178	377,984	37,719	23,553

Total Assets	86,763,726	203,948,342	149,446,767	105,534,063	207,176,920

LIABILITIES
Payables:
Investment securities purchased	—	—	297,708	—	503,897
Collateral for securities on loan (Note 5)	—	—	558,106	194,053	1,709,810
Investment advisory fees (Note 2)	14,227	41,034	29,596	20,820	49,174

Total Liabilities	14,227	41,034	885,410	214,873	2,262,881

NET ASSETS	$86,749,499	$203,907,308	$148,561,357	$105,319,190	$204,914,039

Net assets consist of:
Paid-in capital	$83,578,531	$200,152,280	$135,072,724	$96,077,312	$185,750,646
Undistributed net investment income	74,132	39,246	412,439	13,424	14,325
Accumulated net realized loss	(1,177,338)	(2,813,257)	(1,062,578)	(1,028,343)	(1,195,210)
Net unrealized appreciation	4,274,174	6,529,039	14,138,772	10,256,797	20,344,278

NET ASSETS	$86,749,499	$203,907,308	$148,561,357	$105,319,190	$204,914,039

Shares outstanding	1,250,000	3,300,000	2,000,000	1,350,000	2,400,000

Net asset value per share	$69.40	$61.79	$74.28	$78.01	$85.38

[a]	See Note 2.
[b]	Securities on loan with market values of $–, $–, $545,625, $188,389 and $1,668,776, respectively. See Note 5.

See notes to the financial statements.

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2006

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$93,606,674	$83,713,050	$72,737,171	$78,084,537

Affiliated issuers[a]	$70,362	$101,572	$34,849	$112,879

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$99,814,944	$92,718,553	$79,698,590	$83,525,638
Affiliated issuers[a]	70,362	101,572	34,849	112,879
Receivables:
Dividends and interest	100,887	19,443	10,163	89,905

Total Assets	99,986,193	92,839,568	79,743,602	83,728,422

LIABILITIES
Payables:
Investment securities purchased	—	101,474	32,052	127,186
Collateral for securities on loan (Note 5)	427,811	1,563,699	2,840,497	1,917,881
Investment advisory fees (Note 2)	23,532	17,743	17,598	19,063

Total Liabilities	451,343	1,682,916	2,890,147	2,064,130

NET ASSETS	$99,534,850	$91,156,652	$76,853,455	$81,664,292

Net assets consist of:
Paid-in capital	$93,996,751	$83,400,652	$70,980,390	$77,368,101
Undistributed net investment income	23,227	39,885	368	47,472
Accumulated net realized loss	(693,398)	(1,289,388)	(1,088,722)	(1,192,382)
Net unrealized appreciation	6,208,270	9,005,503	6,961,419	5,441,101

NET ASSETS	$99,534,850	$91,156,652	$76,853,455	$81,664,292

Shares outstanding	1,250,000	1,100,000	1,000,000	1,050,000

Net asset value per share	$79.63	$82.87	$76.85	$77.78

[a]	See Note 2.
[b]	Securities on loan with market values of $413,529, $1,520,393, $2,758,197 and $1,855,545, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2006

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,404,184	$817,243	$3,099,710	$1,334,530	$504,708
Interest from affiliated issuers[b]	2,714	3,158	3,742	3,351	3,043
Securities lending income[c]	2,747	3,967	7,130	6,959	18,900

Total investment income	1,409,645	824,368	3,110,582	1,344,840	526,651

EXPENSES
Investment advisory fees (Note 2)	158,253	296,961	247,373	222,426	294,315
Proxy fees	3,105	2,961	3,142	3,240	2,176

Total expenses	161,358	299,922	250,515	225,666	296,491

Net investment income	1,248,287	524,446	2,860,067	1,119,174	230,160

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,238,287)	(2,042,828)	(1,073,066)	(1,102,869)	(1,396,501)
In-kind redemptions	4,483,719	1,229,205	1,406,924	7,621,836	7,243,447

Net realized gain (loss)	3,245,432	(813,623)	333,858	6,518,967	5,846,946

Net change in unrealized appreciation (depreciation)	4,437,437	8,996,166	13,483,764	11,564,151	21,252,827

Net realized and unrealized gain	7,682,869	8,182,543	13,817,622	18,083,118	27,099,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,931,156	$8,706,989	$16,677,689	$19,202,292	$27,329,933

[a]	Net of foreign withholding tax of $—, $228, $—, $324 and $85, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

April 30, 2006

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,926,971	$688,807	$102,488	$1,354,448
Interest from affiliated issuers[b]	3,112	1,873	1,358	2,262
Securities lending income[c]	12,215	18,810	23,961	38,107

Total investment income	1,942,298	709,490	127,807	1,394,817

EXPENSES
Investment advisory fees (Note 2)	213,646	137,364	121,908	169,885
Proxy fees	2,345	2,439	1,943	2,405

Total expenses	215,991	139,803	123,851	172,290

Net investment income	1,726,307	569,687	3,956	1,222,527

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(906,965)	(1,586,235)	(1,159,481)	(1,248,332)
In-kind redemptions	6,576,355	4,854,852	3,739,532	4,843,497

Net realized gain	5,669,390	3,268,617	2,580,051	3,595,165

Net change in unrealized appreciation (depreciation)	5,846,572	12,102,641	10,090,049	8,140,190

Net realized and unrealized gain	11,515,962	15,371,258	12,670,100	11,735,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,242,269	$15,940,945	$12,674,056	$12,957,882

[a]	Net of foreign withholding tax of $972, $178, $42 and $1,273, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund		iShares Morningstar Large Value Index Fund
	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,248,287	$379,236	$524,446	$374,616	$2,860,067	$818,966
Net realized gain (loss)	3,245,432	881,150	(813,623)	(932,614)	333,858	923,100
Net change in unrealized appreciation (depreciation)	4,437,437	(163,263)	8,996,166	(2,467,127)	13,483,764	655,008

Net increase (decrease) in net assets resulting from operations	8,931,156	1,097,123	8,706,989	(3,025,125)	16,677,689	2,397,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,212,625)	(338,696)	(485,200)	(374,616)	(2,598,764)	(656,659)
Return of capital	—	—	—	(1,659)	—	—

Total distributions to shareholders	(1,212,625)	(338,696)	(485,200)	(376,275)	(2,598,764)	(656,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,922,177	58,919,622	149,330,036	52,886,792	86,064,600	60,097,806
Cost of shares redeemed	(33,171,061)	(6,398,197)	(3,129,909)	—	(6,905,289)	(6,515,100)

Net increase in net assets from capital share transactions	25,751,116	52,521,425	146,200,127	52,886,792	79,159,311	53,582,706

INCREASE IN NET ASSETS	33,469,647	53,279,852	154,421,916	49,485,392	93,238,236	55,323,121
NET ASSETS:
Beginning of period	53,279,852	—	49,485,392	—	55,323,121	—

End of period	$86,749,499	$53,279,852	$203,907,308	$49,485,392	$148,561,357	$55,323,121

Undistributed net investment income included in net assets at end of period	$74,132	$40,376	$39,246	$—	$412,439	$161,725

SHARES ISSUED AND REDEEMED:
Shares sold	900,000	950,000	2,450,000	900,000	1,250,000	950,000
Shares redeemed	(500,000)	(100,000)	(50,000)	—	(100,000)	(100,000)

Net increase in shares outstanding	400,000	850,000	2,400,000	900,000	1,150,000	850,000

[a]	Commencement of operations.

See notes to the financial statements.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Core Index Fund		iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,119,174	$289,315	$230,160	$17,124	$1,726,307	$412,714
Net realized gain	6,518,967	1,098,635	5,846,946	1,481,847	5,669,390	1,039,422
Net change in unrealized appreciation (depreciation)	11,564,151	(1,307,354)	21,252,827	(908,549)	5,846,572	361,698

Net increase in net assets resulting from operations	19,202,292	80,596	27,329,933	590,422	13,242,269	1,813,834

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,070,270)	(237,760)	(213,813)	(13,686)	(1,659,613)	(315,275)
Return of capital	(31,900)	—	—	—	—	—

Total distributions to shareholders	(1,102,170)	(237,760)	(213,813)	(13,686)	(1,659,613)	(315,275)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,595,740	69,783,765	179,138,978	40,533,114	84,671,134	38,663,567
Cost of shares redeemed	(22,429,723)	(6,573,550)	(32,629,920)	(9,820,989)	(30,135,701)	(6,745,365)

Net increase in net assets from capital share transactions	24,166,017	63,210,215	146,509,058	30,712,125	54,535,433	31,918,202

INCREASE IN NET ASSETS	42,266,139	63,053,051	173,625,178	31,288,861	66,118,089	33,416,761
NET ASSETS:
Beginning of period	63,053,051	—	31,288,861	—	33,416,761	—

End of period	$105,319,190	$63,053,051	$204,914,039	$31,288,861	$99,534,850	$33,416,761

Undistributed net investment income included in net assets at end of period	$13,424	$43,655	$14,325	$3,438	$23,227	$84,702

SHARES ISSUED AND REDEEMED:
Shares sold	650,000	1,100,000	2,350,000	650,000	1,150,000	600,000
Shares redeemed	(300,000)	(100,000)	(450,000)	(150,000)	(400,000)	(100,000)

Net increase in shares outstanding	350,000	1,000,000	1,900,000	500,000	750,000	500,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund		iShares Morningstar Small Value Index Fund
	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005	Year ended April 30, 2006	Period from June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$569,687	$213,683	$3,956	$(16,669)	$1,222,527	$330,619[b]
Net realized gain	3,268,617	1,759,946	2,580,051	679,946	3,595,165	1,508,178[b]
Net change in unrealized appreciation (depreciation)	12,102,641	(3,097,138)	10,090,049	(3,128,630)	8,140,190	(2,699,090)[b]

Net increase (decrease) in net assets resulting from operations	15,940,945	(1,123,509)	12,674,056	(2,465,353)	12,957,882	(860,293)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(507,324)	(170,179)	—	—	(1,124,068)	(297,321)
Return of capital	—	(14,737)	(3,533)	—	—	—

Total distributions to shareholders	(507,324)	(184,916)	(3,533)	—	(1,124,068)	(297,321)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,006,282	73,200,367	52,928,060	39,885,637	50,130,716	55,177,512
Cost of shares redeemed	(18,603,701)	(34,571,492)	(14,125,154)	(12,040,258)	(14,601,643)	(19,718,493)

Net increase in net assets from capital share transactions	38,402,581	38,628,875	38,802,906	27,845,379	35,529,073	35,459,019

INCREASE IN NET ASSETS	53,836,202	37,320,450	51,473,429	25,380,026	47,362,887	34,301,405
NET ASSETS:
Beginning of period	37,320,450	—	25,380,026	—	34,301,405	—

End of period	$91,156,652	$37,320,450	$76,853,455	$25,380,026	$81,664,292	$34,301,405

Undistributed net investment income included in net assets at end of period	$39,885	$3,824	$368	$—	$47,472	$19,168[b]

SHARES ISSUED AND REDEEMED:
Shares sold	750,000	1,150,000	750,000	650,000	700,000	850,000
Shares redeemed	(250,000)	(550,000)	(200,000)	(200,000)	(200,000)	(300,000)

Net increase in shares outstanding	500,000	600,000	550,000	450,000	500,000	550,000

[a]	Commencement of operations.
[b]	As restated. See Note 6.

See notes to the financial statements.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.68	$59.92

Income from investment operations:
Net investment income	0.98	0.65
Net realized and unrealized gain	6.71	2.71

Total from investment operations	7.69	3.36

Less distributions from:
Net investment income	(0.97)	(0.60)

Total distributions	(0.97)	(0.60)

Net asset value, end of period	$69.40	$62.68

Total return	12.35%	5.62%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,749	$53,280
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.58%	1.33%
Portfolio turnover rate[d]	15%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$54.98	$59.96

Income from investment operations:
Net investment income	0.24	0.80
Net realized and unrealized gain (loss)	6.80	(4.98)

Total from investment operations	7.04	(4.18)

Less distributions from:
Net investment income	(0.23)	(0.80)
Return of capital	—	(0.00)[b]

Total distributions	(0.23)	(0.80)

Net asset value, end of period	$61.79	$54.98

Total return	12.81%	(7.04)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$203,907	$49,485
Ratio of expenses to average net assets[d]	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.44%	1.48%
Portfolio turnover rate[e]	24%	19%

[a]	Commencement of operations.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$65.09	$60.13

Income from investment operations:
Net investment income	1.79	1.41
Net realized and unrealized gain	9.17	4.77

Total from investment operations	10.96	6.18

Less distributions from:
Net investment income	(1.77)	(1.22)

Total distributions	(1.77)	(1.22)

Net asset value, end of period	$74.28	$65.09

Total return	17.05%	10.33%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$148,561	$55,323
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.89%	2.85%
Portfolio turnover rate[d]	17%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$63.05	$59.61

Income from investment operations:
Net investment income	0.91	0.46
Net realized and unrealized gain	14.96	3.39

Total from investment operations	15.87	3.85

Less distributions from:
Net investment income	(0.88)	(0.41)
Return of capital	(0.03)	—

Total distributions	(0.91)	(0.41)

Net asset value, end of period	$78.01	$63.05

Total return	25.26%	6.46%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$105,319	$63,053
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.26%	1.12%
Portfolio turnover rate[d]	19%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.58	$59.33

Income from investment operations:
Net investment income	0.13	0.04
Net realized and unrealized gain	22.80	3.24

Total from investment operations	22.93	3.28

Less distributions from:
Net investment income	(0.13)	(0.03)

Total distributions	(0.13)	(0.03)

Net asset value, end of period	$85.38	$62.58

Total return	36.67%	5.52%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$204,914	$31,289
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income to average net assets[c]	0.23%	0.09%
Portfolio turnover rate[d]	21%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$66.83	$59.91

Income from investment operations:
Net investment income	1.81[b]	1.23
Net realized and unrealized gain	12.79	6.73

Total from investment operations	14.60	7.96

Less distributions from:
Net investment income	(1.80)	(1.04)

Total distributions	(1.80)	(1.04)

Net asset value, end of period	$79.63	$66.83

Total return	22.07%	13.33%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,535	$33,417
Ratio of expenses to average net assets[d]	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.42%	2.52%
Portfolio turnover rate[e]	18%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.20	$59.83

Income from investment operations:
Net investment income	0.73	0.43
Net realized and unrealized gain	20.62	2.32

Total from investment operations	21.35	2.75

Less distributions from:
Net investment income	(0.68)	(0.35)
Return of capital	—	(0.03)

Total distributions	(0.68)	(0.38)

Net asset value, end of period	$82.87	$62.20

Total return	34.47%	4.56%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$91,157	$37,320
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.04%	0.82%
Portfolio turnover rate[d]	45%	16%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.01	(0.04)
Net realized and unrealized gain (loss)	20.45	(3.15)

Total from investment operations	20.46	(3.19)

Less distributions from:
Net investment income	—	—
Return of capital	(0.01)	—

Total distributions	(0.01)	—

Net asset value, end of period	$76.85	$56.40

Total return	36.27%	(5.36)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,853	$25,380
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[c]	0.01%	(0.11)%
Portfolio turnover rate[d]	38%	26%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.37	$59.97

Income from investment operations:
Net investment income[b]	1.55	1.07[c]
Net realized and unrealized gain	15.31	2.39[c]

Total from investment operations	16.86	3.46

Less distributions from:
Net investment income	(1.45)	(1.06)

Total distributions	(1.45)	(1.06)

Net asset value, end of period	$77.78	$62.37

Total return	27.24%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,664	$34,301
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.16%	1.98%[c]
Portfolio turnover rate[f]	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	As restated. See Note 6.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
Morningstar Large Core	$74,132	$4,164,110	$(1,067,274)	$3,170,968
Morningstar Large Growth	39,246	4,713,593	(997,811)	3,755,028
Morningstar Large Value	412,200	13,130,400	(53,967)	13,488,633
Morningstar Mid Core	—	9,911,995	(670,117)	9,241,878
Morningstar Mid Growth	12,330	20,070,756	(919,693)	19,163,393
Morningstar Mid Value	2,607	5,998,316	(462,824)	5,538,099
Morningstar Small Core	21,545	8,834,836	(1,100,381)	7,756,000
Morningstar Small Growth	—	6,492,985	(619,920)	5,873,065
Morningstar Small Value	82,694	5,156,044	(942,547)	4,296,191

For the year ended April 30, 2006 and the period ended April 30, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2006.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2005 to April 30, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Morningstar Large Core	$940,637
Morningstar Large Growth	188,747
Morningstar Mid Core	523,378
Morningstar Mid Growth	799,091
Morningstar Mid Value	248,255
Morningstar Small Core	1,047,874
Morningstar Small Growth	416,527
Morningstar Small Value	781,248

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Total
Morningstar Large Core	$39,699	$86,938	$126,637
Morningstar Large Growth	54,115	754,949	809,064
Morningstar Large Value	18,851	35,116	53,967
Morningstar Mid Core	20,026	126,713	146,739
Morningstar Mid Growth	14,863	105,739	120,602
Morningstar Mid Value	9,742	204,827	214,569
Morningstar Small Core	12,494	40,013	52,507
Morningstar Small Growth	37,247	166,146	203,393
Morningstar Small Value	18,678	142,621	161,299

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2006 are disclosed in the Funds’ Statements of Operations.

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Morningstar Large Core	$82,520,092	$6,151,140	$(1,987,030)	$4,164,110
Morningstar Large Growth	199,216,571	13,254,711	(8,541,118)	4,713,593
Morningstar Large Value	135,938,383	14,202,714	(1,072,314)	13,130,400
Morningstar Mid Core	95,584,349	12,327,717	(2,415,722)	9,911,995
Morningstar Mid Growth	187,082,611	24,646,124	(4,575,368)	20,070,756
Morningstar Mid Value	93,886,990	7,924,172	(1,925,856)	5,998,316
Morningstar Small Core	83,985,289	10,975,698	(2,140,862)	8,834,836
Morningstar Small Growth	73,240,454	8,861,631	(2,368,646)	6,492,985
Morningstar Small Value	78,482,473	8,177,043	(3,020,999)	5,156,044

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30
Morningstar Mid Value	0.30
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of its shares, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$2,747
Morningstar Large Growth	3,967
Morningstar Large Value	7,130
Morningstar Mid Core	6,959
Morningstar Mid Growth	18,900
Morningstar Mid Value	12,215
Morningstar Small Core	18,810
Morningstar Small Growth	23,961
Morningstar Small Value	38,107

Cross trades for the year ended April 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended April 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Morningstar Large Core
IMMF	14	17,372	17,339	47	$47,217	$2,714
Morningstar Large Growth
IMMF	12	19,223	19,087	148	148,199	3,158
Morningstar Large Value
IMMF	36	23,985	23,854	167	167,157	3,742
Morningstar Mid Core
IMMF	45	21,742	21,664	123	122,666	3,351
Morningstar Mid Growth
IMMF	14	17,076	16,520	570	569,619	3,043
Morningstar Mid Value
IMMF	45	19,518	19,493	70	70,362	3,112
Morningstar Small Core
IMMF	25	12,255	12,178	102	101,572	1,873
Morningstar Small Growth
IMMF	24	7,774	7,763	35	34,849	1,358
Morningstar Small Value
IMMF	11	14,343	14,241	113	112,879	2,262

As of April 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$12,148,137	$11,627,140
Morningstar Large Growth	28,372,630	28,330,119
Morningstar Large Value	16,267,172	17,162,190
Morningstar Mid Core	16,589,697	16,545,094
Morningstar Mid Growth	22,006,072	21,314,912
Morningstar Mid Value	12,736,501	12,756,396
Morningstar Small Core	24,898,900	24,859,874
Morningstar Small Growth	16,110,496	16,266,837
Morningstar Small Value	10,032,122	10,049,505

In-kind transactions (see Note 4) for the year ended April 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$70,904,653	$45,706,785
Morningstar Large Growth	154,009,768	7,929,513
Morningstar Large Value	93,330,915	13,156,297
Morningstar Mid Core	80,132,963	56,068,390
Morningstar Mid Growth	203,709,374	57,475,410
Morningstar Mid Value	101,106,799	46,492,824
Morningstar Small Core	64,025,830	25,570,665
Morningstar Small Growth	56,644,916	17,782,744
Morningstar Small Value	67,916,949	32,183,203

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of April 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

6. RESTATEMENT

In preparing the 2006 financial statements of the iShares Morningstar Small Value Index Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in the prior period by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct for the classification of amounts reported for net investment income, net realized gain and net change in unrealized appreciation (depreciation) on investments in the Statement of Changes in Net Assets for the period ended April 30, 2005, and for the net investment income per share, net realized and unrealized gain on investments per share and the ratio of net investment income to average net assets for the period ended April 30, 2005 in the Financial Highlights.

The amounts before and after the restatement for the iShares Morningstar Small Value Index Fund are shown in the table below:

Statement of Changes in Net Assets Period ended April 30, 2005	As originally reported	Restated
Net investment income	$370,751	$330,619
Net realized gain	1,483,702	1,508,178
Net change in unrealized appreciation (depreciation)	(2,714,746)	(2,699,090)

Net decrease in net assets from operations	(860,293)	(860,293)
Undistributed net investment income	45,074	19,168

Financial Highlights Period ended April 30, 2005	As originally reported	Restated
Net investment income per share	$1.19	$1.07
Net realized and unrealized gain per share	2.27	2.39
Ratio of net investment income to average net assets	2.22%	1.98%

NOTES TO THE FINANCIAL STATEMENTS	99

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund, each a fund of iShares Trust (the “Funds”), at April 30, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 6, the financial statements for the iShares Morningstar Small Value Index Fund have been restated for the period ended April 30, 2005.

PricewaterhouseCoopers LLP

San Francisco, California

June 22, 2006

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the fiscal year ended April 30, 2006 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Morningstar Large Core	100.00%
Morningstar Large Growth	100.00
Morningstar Large Value	100.00
Morningstar Mid Core	71.20
Morningstar Mid Growth	100.00
Morningstar Mid Value	86.89
Morningstar Small Core	78.44
Morningstar Small Growth	100.00
Morningstar Small Value	61.57

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2006:

iShares Index Fund	Qualified Dividend Income
Morningstar Large Core	$1,246,471
Morningstar Large Growth	524,446
Morningstar Large Value	2,821,431
Morningstar Mid Core	912,854
Morningstar Mid Growth	222,705
Morningstar Mid Value	1,422,642
Morningstar Small Core	428,767
Morningstar Small Value	735,476

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	101

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2006, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Morningstar Large Core Index Fund

Period Covered: July 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.23%
Between 0.5% and –0.5%	435	99.09
Less than –0.5%	3	0.68

	439	100.00%

iShares Morningstar Large Growth Index Fund Period Covered: July 1, 2004 through March 31, 2006
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.68%
Between 0.5% and –0.5%	434	98.86
Less than –0.5%	2	0.46

	439	100.00%

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Large Value Index Fund

Period Covered: July 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	436	99.32%
Less than –0.5%	3	0.68

	439	100.00%

iShares Morningstar Mid Core Index Fund Period Covered: July 1, 2004 through March 31, 2006
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	438	99.77%
Less than –0.5%	1	0.23

	439	100.00%

iShares Morningstar Mid Growth Index Fund Period Covered: July 1, 2004 through March 31, 2006
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	438	99.77%
Less than –0.5%	1	0.23

	439	100.00%

iShares Morningstar Mid Value Index Fund Period Covered: July 1, 2004 through March 31, 2006
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	438	99.77%
Less than –0.5%	1	0.23

	439	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Small Core Index Fund Period Covered: July 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.46%
Between 0.5% and –0.5%	436	99.31
Less than –0.5%	1	0.23

	439	100.00%

iShares Morningstar Small Growth Index Fund Period Covered: July 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.91%
Between 0.5% and –0.5%	432	98.41
Less than –0.5%	3	0.68

	439	100.00%

iShares Morningstar Small Value Index Fund Period Covered: July 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.23%
Between 0.5% and –0.5%	436	99.31
Less than –0.5%	2	0.46

	439	100.00%

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
* Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

* John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	105

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.
Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE AND OFFICER INFORMATION	107

Notes:

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Item 2.	Code of Ethics.

As of April 30, 2006, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended April 30, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G. C. Parker, W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and audit committee member of various mutual fund boards.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for twenty-six series of the Registrant for which the fiscal year-end is April 30, 2006 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $338,000 for the fiscal year ended April 30, 2005 and $363,350 for the fiscal year ended April 30, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2005 and April 30, 2006 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $147,400 for the fiscal year ended April 30, 2005 and $158,476 for the fiscal year ended April 30, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended April 30, 2005 and April 30, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2005, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended April 30, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant, were $737,050 for the fiscal year ended April 30, 2005 and $1,398,339 for the fiscal year ended April 30, 2006, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G. C. Parker , W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)	(2) Section 302 Certifications are attached.

(a)	(3) Not applicable to the Registrant.

(b)	Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: July 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: July 6, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: July 6, 2006